UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – October 31, 2012

Item 1: Reports to Shareholders

Annual Report | October 31, 2012
Vanguard STAR® Fund

> Vanguard STAR Fund returned nearly 10% for the fiscal year ended October 31, 2012, ahead of its composite benchmark index and its composite peer group.

> All of STAR’s 11 underlying funds produced positive returns, with the funds focused on large-capitalization value stocks performing the best.

> For the ten years ended October 31, the STAR Fund had an average annual return of more than 7%, outperforming its comparative standards.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	11
Your Fund’s After-Tax Returns.	19
About Your Fund’s Expenses.	20
Glossary.	22

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.)

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2012

Total
Returns
Vanguard STAR Fund	9.91%
STAR Composite Index	9.47
STAR Composite Average	8.34
For a benchmark description, see the Glossary.
STAR Composite Average: Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
October 31, 2011, Through October 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$19.25	$20.62	$0.466	$0.025

1

Chairman’s Letter

Dear Shareholder,

Vanguard STAR® Fund returned 9.91% for the 12 months ended October 31, 2012, a few steps ahead of its benchmark, the STAR Composite Index, a static mix of about 44% U.S. stocks, 19% international stocks, and 37% U.S. bonds. The fund’s return was also higher than a composite of the average returns of peer groups for its underlying funds, weighted to approximate STAR’s asset allocation.

The STAR Fund is a “fund of funds” that consists of 11 actively managed Vanguard funds: eight stock funds and three bond funds. All 11 funds posted positive returns for the period under review. The two funds focused on large-capitalization value stocks—Vanguard Windsor™ Fund and Windsor™ II Fund—performed best. Vanguard GNMA Fund, which invests in government mortgage-backed securities, had the smallest return.

If you own the STAR Fund in a taxable account, you may wish to review the section on the fund’s after-tax returns that appears later in this report.

U.S. stocks led the advance for global equity markets
U.S. stocks returned about 14% for the 12 months ended October 31, putting domestic equities ahead of their international counterparts. Stocks in Europe and Asia, meanwhile, posted modestly positive results.

2

The advances came amid moves by U.S. and European central bankers to manage risks to the U.S. economy and the finances of European governments and banks. The president of the European Central Bank declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles are by no means resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

Bonds continued their march, but leaner times may lie ahead
The broad U.S. taxable bond market returned about 5% for the 12 months. Municipal bonds delivered a robust performance, returning about 9%.

As bond prices rose, the yield of the 10-year U.S. Treasury note fell to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	14.97%	13.48%	0.53%
Russell 2000 Index (Small-caps)	12.08	14.82	1.19
Dow Jones U.S. Total Stock Market Index	14.45	13.62	0.75
MSCI All Country World Index ex USA (International)	3.98	3.74	-5.08

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.25%	6.08%	6.38%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.03	6.84	6.02
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.08	0.56

CPI
Consumer Price Index	2.16%	2.28%	2.06%

3

directions.) By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

Bondholders have enjoyed years of healthy returns. But as Tim Buckley, our incoming chief investment officer, has noted, investors shouldn’t be surprised if future results are much more modest. As yields remain low, the opportunity for similarly strong returns diminishes.

The Federal Reserve announced on September 13 that it would continue to hold its target for short-term interest rates between 0% and 0.25% at least through mid-2015. The exceptionally low rates, in place since late 2008, kept a tight lid on returns from money market funds and savings accounts.

U.S. value stocks helped drive the STAR Fund’s gains
At about 14% of assets as of the end of the fiscal year, the Windsor II Fund represented STAR’s largest holding. Windsor II also delivered the highest return for the 12 months, climbing about 17%. (Returns cited for STAR’s underlying funds are for Investor Shares.) STAR’s other large-cap value fund, the Windsor Fund, produced a return of more than 15%.

Financial stocks, a traditional focus for value-oriented investors, helped drive the performance of both Windsor and Windsor II. Bank stocks, in particular, posted outsized gains as investors seemed more confident that lenders

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.34%	1.16%

The acquired fund fees and expenses—drawn from the prospectus dated March 7, 2012—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2012, the annualized acquired fund fees and expenses were 0.34%.

The peer group is the STAR Composite Average, which is derived by weighting the average expense ratios of the following mutual fund groups: general equity funds (43.75%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (18.75%). Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2011.

4

were getting past the lingering effects of mortgage defaults associated with the U.S. housing downturn.

STAR’s growth-oriented domestic stock funds also turned in solid gains, led by Vanguard U.S. Growth Fund, which returned about 12%. For the second straight fiscal year, the international equity funds—Vanguard International Growth Fund (6.77%) and the International Value Fund (6.00%)—were the weakest performers among STAR’s stock funds. Returns for both funds were restrained by investors’ concerns about Europe’s debt troubles and the slowdown in China’s economic growth. In other periods, however, the international stock funds have been among the top performers.

Indeed, the contrast between the performance of the domestic-focused stock funds and that of their international counterparts highlights one of the advantages of including both types of investments among STAR’s holdings: Combining investments that respond differently to global market conditions can lead to less volatility in the fund’s overall return.

Among STAR’s bond holdings, Vanguard Long-Term Investment-Grade Fund had the best result, returning more than 13%. The two other bond funds—Vanguard Short-Term Investment-Grade Fund and the GNMA Fund—had single-digit returns: about 4% and about 3%, respectively.

Total Returns
Ten Years Ended October 31, 2012
Average
Annual Return
STAR Fund	7.58%
STAR Composite Index	7.32
STAR Composite Average	6.25
For a benchmark description, see the Glossary.
STAR Composite Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

STAR produced solid returns during a challenging decade
Vanguard STAR Fund holds roughly 60% of its assets in stock funds and 40% in bond funds managed by a range of distinguished advisors. This combination of balance, broad diversification, and advisor expertise has helped the STAR Fund successfully navigate a difficult ten-year period for the capital markets.

As you’ll recall, the decade that ended October 31 began with the aftermath of the bursting of the dot-com bubble and, more recently, was marked by the 2008–2009 financial crisis. Despite these challenges, the STAR Fund came through with a very respectable showing for this period; its average annual return of 7.58% slightly exceeded that of its composite benchmark index and topped that of its composite peer group by more than a percentage point.

How our core purpose informs our approach to active management
At Vanguard, we sum up our core purpose this way: To take a stand for all investors, to treat them fairly, and to give them the best chance for investment success. When it comes to our actively managed funds, such as the 11 that make up the STAR Fund, this commitment to investors is reflected both in our rigorous process for selecting fund advisors and in our ongoing efforts to keep the costs of our funds low. We believe our approach gives investors the opportunity to outperform market indexes over the long term.

Underlying Funds: Allocations and Returns
Twelve Months Ended October 31, 2012
	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor II Fund Investor Shares	13.9%	16.90%
Vanguard Long-Term Investment-Grade Investor
Shares	12.9	13.36
Vanguard Short-Term Investment-Grade Fund
Investor Shares	12.6	4.10
Vanguard GNMA Fund Investor Shares	12.5	3.29
Vanguard International Growth Fund Investor
Shares	9.5	6.77
Vanguard International Value Fund	9.4	6.00
Vanguard Windsor Fund Investor Shares	7.7	15.56
Vanguard PRIMECAP Fund Investor Shares	6.0	10.32
Vanguard U.S. Growth Fund Investor Shares	5.9	11.74
Vanguard Morgan Growth Fund Investor Shares	5.9	8.86
Vanguard Explorer Fund Investor Shares	3.7	7.00
Combined	100.0%	9.91%

6

But make no mistake, outperformance is hard to come by. For one thing, competition among investors is fierce. Charles Ellis, author of one of my favorite books on investing, Winning the Loser’s Game, points out that the competition is not between the skilled and the inept. It’s between the skilled and the skilled. “It’s like the Williams sisters playing tennis against each other,” as he put it in a recent Vanguard webcast.

Because we recognize the challenges inherent in active management, Vanguard has offered, and advocated for, index funds for more than 35 years. By seeking to track—rather than beat—market returns, index funds provide several benefits: low costs, diversification across a market, and limited deviation from the performance of market benchmarks.

Still, the case for indexing doesn’t preclude the potential for skilled, seasoned managers to deliver outperformance. And the chances for success can increase if those managers deliver their services at low cost, allowing investors to keep more of their returns.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 16, 2012

7

STAR Fund

Fund Profile
As of October 31, 2012

Total Fund Characteristics
Ticker Symbol	VGSTX
Acquired Fund Fees and Expenses[1]	0.34%
30-Day SEC Yield	2.10%
Fund data reflect holdings of underlying funds.

Allocation to Underlying Vanguard Funds
Vanguard Windsor II Fund Investor Shares	13.9%
Vanguard Long-Term Investment-Grade
Fund Investor Shares	12.9
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.6
Vanguard GNMA Fund Investor Shares	12.5
Vanguard International Growth Fund
Investor Shares	9.5
Vanguard International Value Fund	9.4
Vanguard Windsor Fund Investor Shares	7.7
Vanguard PRIMECAP Fund Investor
Shares	6.0
Vanguard U.S. Growth Fund Investor
Shares	5.9
Vanguard Morgan Growth Fund Investor
Shares	5.9
Vanguard Explorer Fund Investor Shares	3.7

Total Fund Volatility Measures
		DJ
	STAR	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.96
Beta	1.04	0.65

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated March 7, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2012, the annualized acquired fund fees and expenses were 0.34%.

8

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002, Through October 31, 2012
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2012
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	STAR Fund	9.91%	2.52%	7.58%	$20,759
••••••••	STAR Composite Index	9.47	2.70	7.32	20,261
– – – –	STAR Composite Average	8.34	1.06	6.25	18,331
	Dow Jones U.S. Total Stock Market
	Index	14.45	0.75	7.78	21,163
For a benchmark description, see the Glossary.
STAR Composite Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

9

STAR Fund

Fiscal-Year Total Returns (%): October 31, 2002, Through October 31, 2012

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	InceptionDate	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	18.75%	2.96%	2.85%	5.12%	7.97%

10

STAR Fund

Financial Statements

Statement of Net Assets
As of October 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (43.2%)
Vanguard Windsor II Fund Investor Shares	70,913,543	2,079,894
Vanguard Windsor Fund Investor Shares	77,303,138	1,133,264
Vanguard PRIMECAP Fund Investor Shares	12,911,689	887,550
Vanguard U.S. Growth Fund Investor Shares	42,024,433	867,384
Vanguard Morgan Growth Fund Investor Shares	44,297,845	866,466
Vanguard Explorer Fund Investor Shares	6,948,519	542,193
		6,376,751
International Stock Funds (18.9%)
Vanguard International Growth Fund Investor Shares	75,375,261	1,396,704
Vanguard International Value Fund	46,491,184	1,384,507
		2,781,211
Bond Funds (25.4%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	170,902,209	1,903,851
Vanguard GNMA Fund Investor Shares	167,052,904	1,842,593
		3,746,444
Short-Term Bond Fund (12.6%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	170,888,828	1,859,270
Total Investment Companies (Cost $11,011,398)		14,763,676
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.167% (Cost $6,401)	6,401,013	6,401
Total Investments (100.1%) (Cost $11,017,799)		14,770,077
Other Assets and Liabilities (-0.1%)
Other Assets		24,882
Liabilities		(36,456)
		(11,574)
Net Assets (100%)
Applicable to 715,900,153 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		14,758,503
Net Asset Value Per Share		$20.62

11

STAR Fund

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	11,158,868
Undistributed Net Investment Income	58,179
Accumulated Net Realized Losses	(210,822)
Unrealized Appreciation (Depreciation)	3,752,278
Net Assets	14,758,503

See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Income Distributions Received	325,689
Net Investment Income—Note B	325,689
Realized Net Gain (Loss)
Capital Gain Distributions Received	69,784
Investment Securities Sold	91,759
Realized Net Gain (Loss)	161,543
Change in Unrealized Appreciation (Depreciation) of Investment Securities	852,820
Net Increase (Decrease) in Net Assets Resulting from Operations	1,340,052

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	325,689	321,377
Realized Net Gain (Loss)	161,543	101,865
Change in Unrealized Appreciation (Depreciation)	852,820	286,130
Net Increase (Decrease) in Net Assets Resulting from Operations	1,340,052	709,372
Distributions
Net Investment Income	(333,955)	(323,440)
Realized Capital Gain[1]	(17,863)	(34,477)
Total Distributions	(351,818)	(357,917)
Capital Share Transactions
Issued	995,655	1,190,122
Issued in Lieu of Cash Distributions	338,746	344,681
Redeemed	(1,447,256)	(1,523,745)
Net Increase (Decrease) from Capital Share Transactions	(112,855)	11,058
Total Increase (Decrease)	875,379	362,513
Net Assets
Beginning of Period	13,883,124	13,520,611
End of Period[2]	14,758,503	13,883,124

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $17,863,000 and $34,477,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $58,179,000 and $66,445,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

STAR Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.25	$18.76	$16.96	$15.33	$22.80
Investment Operations
Net Investment Income	.455	.445	.429	.516	.600
Capital Gain Distributions Received	.097	.073	.024	.142	.967
Net Realized and Unrealized Gain (Loss)
on Investments	1.309	.468	1.788	2.150	(7.578)
Total from Investment Operations	1.861	.986	2.241	2.808	(6.011)
Distributions
Dividends from Net Investment Income	(.466)	(.448)	(.430)	(.552)	(.634)
Distributions from Realized Capital Gains	(.025)	(.048)	(.011)	(.626)	(.825)
Total Distributions	(.491)	(.496)	(.441)	(1.178)	(1.459)
Net Asset Value, End of Period	$20.62	$19.25	$18.76	$16.96	$15.33

Total Return[1]	9.91%	5.27%	13.42%	19.74%	-27.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,759	$13,883	$13,521	$12,076	$10,428
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.34%	0.34%	0.34%	0.37%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.28%	2.29%	2.40%	3.35%	3.00%
Portfolio Turnover Rate	12%	24%	22%	21%	24%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

15

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

16

STAR Fund

For tax purposes, at October 31, 2012, the fund had $61,956,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $98,093,000 to offset taxable capital gains realized during the year ended October 31, 2012. At October 31, 2012, the fund had available capital losses totaling $214,599,000 to offset future net capital gains of $87,723,000 through October 31, 2017, and $126,876,000 through October 31, 2018. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the year ended October 31, 2012, were from short-term gain distributions received from Vanguard GNMA Fund and Vanguard PRIMECAP Fund.

At October 31, 2012, the cost of investment securities for tax purposes was $11,017,799,000. Net unrealized appreciation of investment securities for tax purposes was $3,752,278,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the year ended October 31, 2012, the fund purchased $1,772,736,000 of investment securities and sold $1,834,900,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2012	2011
	Shares	Shares
	(000)	(000)
Issued	50,059	61,659
Issued in Lieu of Cash Distributions	17,868	17,898
Redeemed	(73,097)	(79,012)
Net Increase (Decrease) in Shares Outstanding	(5,170)	545

G. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard STAR Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard STAR Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s manage-ment; our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

Special 2012 tax information (unaudited) for Vanguard STAR Fund

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $129,040,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 23.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

18

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2012. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: STAR Fund
Periods Ended October 31, 2012
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	9.91%	2.52%	7.58%
Returns After Taxes on Distributions	9.13	1.41	6.54
Returns After Taxes on Distributions and Sale of Fund Shares	6.59	1.62	6.12

19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

20

Six Months Ended October 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	4/30/2012	10/31/2012	Period
Based on Actual Fund Return	$1,000.00	$1,023.06	$1.73
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.49	1.73

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.34%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

21

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

22

Benchmark Information

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper Inc.

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays U.S. Aggregate Bond Index, and 12.5% Citigroup Three-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes.

23

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001. [2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q560 122012

Annual Report | October 31, 2012
Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund Vanguard LifeStrategy Conservative Growth Fund Vanguard LifeStrategy Moderate Growth Fund Vanguard LifeStrategy Growth Fund

> For the fiscal year ended October 31, 2012, returns for the Vanguard LifeStrategy Funds ranged from about 6% for the most conservative fund to more than 10% for the fund with the most aggressive asset allocation.

> Despite stumbling in the fiscal year’s final month, the broad U.S. stock market returned about 14%, while international stocks rose nearly 4%. The broad U.S. bond market returned about 5%.

> The performance of each LifeStrategy Fund was in line with that of its benchmark index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
LifeStrategy Income Fund.	9
LifeStrategy Conservative Growth Fund.	18
LifeStrategy Moderate Growth Fund.	27
LifeStrategy Growth Fund.	36
Your Fund’s After-Tax Returns.	47
About Your Fund’s Expenses.	49
Glossary.	51

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2012
Total
Returns
Vanguard LifeStrategy Income Fund	6.41%
Income Composite Index	6.65
Income Composite Average	7.78
Vanguard LifeStrategy Conservative Growth Fund	7.88%
Conservative Growth Composite Index	7.95
Conservative Growth Composite Average	8.34
Vanguard LifeStrategy Moderate Growth Fund	9.25%
Moderate Growth Composite Index	9.45
Moderate Growth Composite Average	8.70
Vanguard LifeStrategy Growth Fund	10.56%
Growth Composite Index	10.60
Growth Composite Average	9.14
For a benchmark description, see the Glossary.
Composite Averages: Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

While questions dogged the financial markets through most of the fiscal year ended October 31, U.S. and international stocks as well as bonds finished the period with gains that ranged from satisfactory to solid. The well-diversified Vanguard LifeStrategy Funds performed in line with their benchmark indexes, with returns ranging from more than 10% for the LifeStrategy Growth Fund to about 6% for the LifeStrategy Income Fund.

The funds with larger stock allocations did best during the 2012 fiscal year. Although investing in stocks can often result in more volatility, this time around it turned out to be an advantage. Still, the fixed income portion of the funds’ portfolios also turned in respectable returns.

Please note that on October 2 we announced that 22 Vanguard index funds will be moving to new target benchmarks. Among the funds making the change are two underlying holdings of the LifeStrategy Funds: Vanguard Total Stock Market Index Fund, which will have the CRSP US Total Market Index as its new target, and Vanguard Total International Stock Index Fund, which is moving to the FTSE Global All Cap ex US Index. The transition, which will take place over several months, is expected to benefit shareholders through significant long-term savings on licensing fees paid to index providers.

2

U.S. stocks led the advance for global equity markets
U.S. stocks returned about 14% for the 12 months ended October 31, putting domestic equities ahead of their international counterparts. Stocks in Europe and Asia, meanwhile, posted modestly positive results.

The advances came amid moves by U.S. and European central bankers to manage risks to the U.S. economy and the finances of European governments and banks. The president of the European Central Bank declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles are by no means resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

Bonds continued their march, but leaner times may lie ahead
The broad U.S. taxable bond market returned about 5% for the 12 months. Municipal bonds delivered a robust performance, returning 9%.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	14.97%	13.48%	0.53%
Russell 2000 Index (Small-caps)	12.08	14.82	1.19
Dow Jones U.S. Total Stock Market Index	14.45	13.62	0.75
MSCI All Country World Index ex USA (International)	3.98	3.74	-5.08

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.25%	6.08%	6.38%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.03	6.84	6.02
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.08	0.56

CPI
Consumer Price Index	2.16%	2.28%	2.06%

3

As bond prices rose, the yield of the 10-year U.S. Treasury note fell to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

Bondholders have enjoyed years of healthy returns. But as Tim Buckley, our incoming chief investment officer, has noted, investors shouldn’t be surprised if future results are much more modest. As yields remain low, the opportunity for similarly strong returns diminishes.

The Federal Reserve announced on September 13 that it would continue to hold its target for short-term interest rates between 0% and 0.25% at least through mid-2015. The exceptionally low rates, in place since late 2008, kept a tight lid on returns from money market funds and savings accounts.

The LifeStrategy Funds’ returns reflected a rising stock market
The four LifeStrategy portfolios are “funds of funds” intended for long-term investors seeking broad balance and diversification within a single vehicle. Each holds three broad-market index funds, which respectively invest in U.S. stocks, international stocks, and U.S. bonds.

Through their different allocations to these markets, the LifeStrategy Funds offer varying degrees of risk. The LifeStrategy Growth Fund maintains an allocation of about 80% stocks and 20%

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.13%	1.02%
LifeStrategy Conservative Growth Fund	0.15	1.09
LifeStrategy Moderate Growth Fund	0.16	1.17
LifeStrategy Growth Fund	0.17	1.24

The fund expense figures shown—drawn from the prospectus dated February 27, 2012—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the fiscal year ended October 31, 2012, the annualized acquired fund fees and expenses were 0.14% for the LifeStrategy Income Fund, 0.15% for the LifeStrategy Conservative Growth Fund, 0.16% for the LifeStrategy Moderate Growth Fund, and 0.17% for the LifeStrategy Growth Fund.

Peer groups are the composites listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, international funds, and money market funds. Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2011.

4

Total Returns
Ten Years Ended October 31, 2012
Average
Annual Return
LifeStrategy Income Fund	5.49%
Income Composite Index	5.69
Income Composite Average	5.06
Income Composite Average: Derived from data provided by Lipper Inc.

LifeStrategy Conservative Growth Fund	6.12%
Conservative Growth Composite Index	6.25
Conservative Growth Composite Average	5.53
Conservative Growth Composite Average: Derived from data provided by Lipper Inc.

LifeStrategy Moderate Growth Fund	6.83%
Moderate Growth Composite Index	7.07
Moderate Growth Composite Average	6.49
Moderate Growth Composite Average: Derived from data provided by Lipper Inc.

LifeStrategy Growth Fund	7.16%
Growth Composite Index	7.41
Growth Composite Average	6.77
Growth Composite Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

bonds; the Moderate Growth Fund, about 60% stocks and 40% bonds; the Conservative Growth Fund, about 40% stocks and 60% bonds; and the Income Fund, about 20% stocks and 80% bonds.

For the 12 months through October 31, returns for Investor Shares of the underlying funds were:

• Total Stock Market Index Fund: 14.62%.

• Total International Stock Index Fund: 5.32%.

• Total Bond Market II Index Fund: 4.85%.

As you would expect, the LifeStrategy Funds’ returns directly reflected their allocations to these holdings. Thus, the LifeStrategy Growth Fund, which has the greatest exposure to U.S. and international stocks, returned 10.56% and was the top performer in the series. The LifeStrategy Income Fund, with its heavy weighting in bonds, returned 6.41%, while the Moderate Growth Fund and Conservative Growth Fund fell between, returning 9.25% and 7.88%, respectively.

As I wrote earlier, stocks significantly outperformed bonds during the period as investors became more optimistic about the markets and more comfortable accepting risk. In the United States, the financial, health care, consumer discretionary, consumer staples, and telecommunication services sectors were top performers as the economy continued to slowly expand and corporations posted respectable earnings.

The picture wasn’t quite as rosy on the international front. Slower growth evident in the developed markets of the Pacific region and in emerging markets, along with the previously mentioned debt situation in Europe, restrained returns. Bond returns were varied but reasonable overall, with the Federal Reserve’s bond-buying program boosting long-term issues the most.

The funds’ new structure caps a strong long-term record
The LifeStrategy Funds operated for most of the fiscal year as all-index portfolios, a change from their earlier history in which the funds included an actively managed component. As I noted in our report to shareholders last year, we believe the all-index approach provides you with several benefits: simpler portfolio design, lower costs, more transparency, and a more predictable risk profile.

The funds have a history of solid performance. Over the past ten years, their annualized returns ranged from 5.49% for the LifeStrategy Income Fund to 7.16% for the LifeStrategy Growth Fund. As you can see in the accompanying table, each of the funds performed in line with its benchmark index and surpassed the average return of its composite peer group.

Under their new structure, the funds benefit fully from the skills and experience of Vanguard’s Equity Investment and Fixed Income Groups, which bring sophisticated indexing methods to the task of tracking the target benchmarks of the underlying

6

funds. In addition, the low costs of the underlying funds allow investors to keep more of their returns. (The LifeStrategy Funds themselves do not charge any management expenses.)

The rise of index funds;
the merits of active management
Today, index funds enjoy a degree of acceptance that was unimaginable some 35 years ago, when we introduced the first index mutual fund for individual investors. In the past five years, according to research company Strategic Insight, stock fund investors have directed just about all of their net new investments into index funds, both conventional shares and ETFs.

The benefits of index funds are crystal-clear: low costs, diversification across a market or market segment, and limited deviation from the returns of benchmark indexes. The Vanguard LifeStrategy Funds offer these benefits through a fund-of-funds approach that allows investors to choose a balanced allocation suited to their goals, time horizon, and risk tolerance.

What about actively managed funds? Although Vanguard is prominent as an indexing leader, we also offer actively managed funds that give investors the chance to outperform market indexes. Make no mistake: Outperformance is hard to come by. Nevertheless, we believe we can enhance investors’ chances of success by searching the globe for best-in-class investment managers and offering their services to our clients at a low cost.

Whether or not your portfolio includes actively managed funds in addition to your LifeStrategy Fund, adhering to a few basic tenets can put you in a position to meet your long-term financial goals. Stick with the kind of balanced, diversified investing you’re already doing through your fund; save more than you think you’ll need; keep an eye on costs; and last, but never least, have a plan and stay with it.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 16, 2012

7

Your Fund’s Performance at a Glance
October 31, 2011, Through October 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard LifeStrategy Income Fund	$14.28	$14.73	$0.354	$0.094
Vanguard LifeStrategy Conservative Growth
Fund	$16.40	$17.21	$0.420	$0.042
Vanguard LifeStrategy Moderate Growth Fund	$19.54	$20.84	$0.439	$0.030
Vanguard LifeStrategy Growth Fund	$21.61	$23.36	$0.468	$0.017

Target and Actual Asset Allocations
Percentages as of October 31, 2012
		Stocks		Bonds
	Target	Actual	Target	Actual
LifeStrategy Income Fund	20.0%	19.9%	80.0%	80.1%
LifeStrategy Conservative Growth Fund	40.0%	39.8%	60.0%	60.2%
LifeStrategy Moderate Growth Fund	60.0%	59.6%	40.0%	40.4%
LifeStrategy Growth Fund	80.0%	79.9%	20.0%	20.1%

Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 6.1%, 12.1%, 18.2%, and 24.3% of assets, respectively.

8

LifeStrategy Income Fund

Fund Profile
As of October 31, 2012

Total Fund Characteristics
Ticker Symbol	VASIX
30-Day SEC Yield	2.06%
Acquired Fund Fees and Expenses[1]	0.13%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	80.1%
Vanguard Total Stock Market Index Fund
Investor Shares	13.8
Vanguard Total International Stock Index
Fund Investor Shares	6.1

Total Fund Volatility Measures
		Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	0.98	0.02
Beta	1.07	0.20

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 27, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2012, the annualized acquired fund fees and expenses were 0.14%.

9

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002, Through October 31, 2012
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2012
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	LifeStrategy Income Fund	6.41%	3.81%	5.49%	$17,068
••••••••	Income Composite Index	6.65	5.06	5.69	17,395
– – – –	Barclays Income Composite U.S. Aggregate Average Bond Index	5.25 7.78	6.38 3.76	5.39 5.06	16,910 16,380

For a benchmark description, see the Glossary.
Income Composite Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

10

LifeStrategy Income Fund

Fiscal-Year Total Returns (%): October 31, 2002, Through October 31, 2012

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	9.15%	4.08%	3.50%	2.23%	5.73%

11

LifeStrategy Income Fund

Financial Statements

Statement of Net Assets
As of October 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (13.8%)
Vanguard Total Stock Market Index Fund Investor Shares	10,779,735	379,554

International Stock Fund (6.0%)
Vanguard Total International Stock Index Fund Investor Shares	11,622,665	166,320

Bond Fund (79.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	198,467,254	2,197,033
Total Investment Companies (Cost $2,579,266)		2,742,907
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.167% (Cost $2,569)	2,568,881	2,569
Total Investments (99.8%) (Cost $2,581,835)		2,745,476
Other Assets and Liabilities (0.2%)
Other Assets		18,817
Liabilities		(14,211)
		4,606
Net Assets (100%)
Applicable to 186,685,024 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,750,082
Net Asset Value Per Share		$14.73

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,490,423
Undistributed Net Investment Income	4,621
Accumulated Net Realized Gains	91,397
Unrealized Appreciation (Depreciation)	163,641
Net Assets	2,750,082

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Income Distributions Received	62,960
Net Investment Income—Note B	62,960
Realized Net Gain (Loss)
Capital Gain Distributions Received	20,476
Investment Securities Sold	100,104
Realized Net Gain (Loss)	120,580
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(24,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,914

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,960	59,661
Realized Net Gain (Loss)	120,580	42,453
Change in Unrealized Appreciation (Depreciation)	(24,626)	(15,410)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,914	86,704
Distributions
Net Investment Income	(62,712)	(60,135)
Realized Capital Gain[1]	(15,963)	(5,458)
Total Distributions	(78,675)	(65,593)
Capital Share Transactions
Issued	677,994	670,648
Issued in Lieu of Cash Distributions	74,104	61,679
Redeemed	(483,851)	(602,848)
Net Increase (Decrease) from Capital Share Transactions	268,247	129,479
Total Increase (Decrease)	348,486	150,590
Net Assets
Beginning of Period	2,401,596	2,251,006
End of Period[2]	2,750,082	2,401,596

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $7,983,000 and $5,458,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $4,621,000 and $4,373,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

LifeStrategy Income Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.28	$14.15	$13.20	$12.13	$14.44
Investment Operations
Net Investment Income	.353	.357	.388	.440	.555
Capital Gain Distributions Received	.116	.059	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.429	.109	.954	1.081	(2.266)
Total from Investment Operations	.898	.525	1.342	1.521	(1.711)
Distributions
Dividends from Net Investment Income	(.354)	(.361)	(.392)	(.451)	(.570)
Distributions from Realized Capital Gains	(.094)	(.034)	—	—	(.029)
Total Distributions	(.448)	(.395)	(.392)	(.451)	(.599)
Net Asset Value, End of Period	$14.73	$14.28	$14.15	$13.20	$12.13

Total Return[1]	6.41%	3.77%	10.32%	12.83%	-12.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,750	$2,402	$2,251	$1,784	$1,642
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.18%	0.18%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.45%	2.52%	2.89%	3.55%	4.00%
Portfolio Turnover Rate	8%[2]	43%[3]	9%	27%[4]	22%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

15

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

16

LifeStrategy Income Fund

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $17,866,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at October 31, 2012, the fund had $10,983,000 of ordinary income and $85,080,000 of long-term capital gains available for distribution.

At October 31, 2012, the cost of investment securities for tax purposes was $2,581,880,000.

Net unrealized appreciation of investment securities for tax purposes was $163,596,000, consisting of unrealized gains of $172,841,000 on securities that had risen in value since their purchase and $9,245,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2012, the fund purchased $980,709,000 of investment securities and sold $712,853,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2012	2011
	Shares	Shares
	(000)	(000)
Issued	46,801	47,191
Issued in Lieu of Cash Distributions	5,160	4,371
Redeemed	(33,439)	(42,509)
Net Increase (Decrease) in Shares Outstanding	18,522	9,053

G. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

17

LifeStrategy Conservative Growth Fund

Fund Profile
As of October 31, 2012

Total Fund Characteristics
Ticker Symbol	VSCGX
30-Day SEC Yield	2.04%
Acquired Fund Fees and Expenses[1]	0.15%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	60.2%
Vanguard Total Stock Market Index Fund
Investor Shares	27.7
Vanguard Total International Stock Index
Fund Investor Shares	12.1

Total Fund Volatility Measures
	Conservative	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.93
Beta	1.04	0.40

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 27, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2012, the annualized acquired fund fees and expenses were 0.15%.

18

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002, Through October 31, 2012
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2012

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	LifeStrategy Conservative Growth
	Fund	7.88%	2.53%	6.12%	$18,106
••••••••	Conservative Growth Composite
	Index	7.95	3.70	6.25	18,331
– – – –	Conservative Growth Composite
	Average	8.34	2.47	5.53	17,138
	Dow Jones U.S. Total Stock Market
	Index	14.45	0.75	7.78	21,163
For a benchmark description, see the Glossary.
Conservative Growth Composite Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

19

LifeStrategy Conservative Growth Fund

Fiscal-Year Total Returns (%): October 31, 2002, Through October 31, 2012

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	13.29%	2.92%	3.08%	3.46%	6.54%

20

LifeStrategy Conservative Growth Fund

Financial Statements

Statement of Net Assets
As of October 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (27.7%)
Vanguard Total Stock Market Index Fund Investor Shares	57,772,115	2,034,156

International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	62,317,035	891,757

Bond Fund (60.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	400,229,575	4,430,541
Total Investments (100.0%) (Cost $6,522,108)		7,356,454
Other Assets and Liabilities (0.0%)
Other Assets		21,046
Liabilities		(18,745)
		2,301
Net Assets (100%)
Applicable to 427,563,099 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,358,755
Net Asset Value Per Share		$17.21

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	6,381,611
Undistributed Net Investment Income	9,228
Accumulated Net Realized Gains	133,570
Unrealized Appreciation (Depreciation)	834,346
Net Assets	7,358,755

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Income Distributions Received	173,313
Net Investment Income—Note B	173,313
Realized Net Gain (Loss)
Capital Gain Distributions Received	41,558
Investment Securities Sold	224,043
Realized Net Gain (Loss)	265,601
Change in Unrealized Appreciation (Depreciation) of Investment Securities	84,431
Net Increase (Decrease) in Net Assets Resulting from Operations	523,345

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	173,313	149,920
Realized Net Gain (Loss)	265,601	46,447
Change in Unrealized Appreciation (Depreciation)	84,431	39,824
Net Increase (Decrease) in Net Assets Resulting from Operations	523,345	236,191
Distributions
Net Investment Income	(172,618)	(151,155)
Realized Capital Gain[1]	(16,851)	(9,424)
Total Distributions	(189,469)	(160,579)
Capital Share Transactions
Issued	1,502,772	1,289,093
Issued in Lieu of Cash Distributions	183,865	155,851
Redeemed	(1,214,826)	(1,283,322)
Net Increase (Decrease) from Capital Share Transactions	471,811	161,622
Total Increase (Decrease)	805,687	237,234
Net Assets
Beginning of Period	6,553,068	6,315,834
End of Period[2]	7,358,755	6,553,068

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $16,851,000 and $9,424,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $9,228,000 and $8,533,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

LifeStrategy Conservative Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.40	$16.20	$14.81	$13.46	$17.61
Investment Operations
Net Investment Income	.421	.374	.406	.439	.568
Capital Gain Distributions Received	.101	.049	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.750	.179	1.392	1.359	(4.116)
Total from Investment Operations	1.272	.602	1.798	1.798	(3.548)
Distributions
Dividends from Net Investment Income	(.420)	(.378)	(.408)	(.448)	(.592)
Distributions from Realized Capital Gains	(.042)	(.024)	—	—	(.010)
Total Distributions	(.462)	(.402)	(.408)	(.448)	(.602)
Net Asset Value, End of Period	$17.21	$16.40	$16.20	$14.81	$13.46

Total Return[1]	7.88%	3.74%	12.30%	13.72%	-20.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,359	$6,553	$6,316	$5,487	$4,843
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.19%	0.19%	0.24%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.51%	2.27%	2.63%	3.23%	3.52%
Portfolio Turnover Rate	15%[2]	46%[3]	15%	29%[4]	22%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

24

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

25

LifeStrategy Conservative Growth Fund

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $23,444,000 from accumulated net realized gains to paid-in capital.

The fund used a capital loss carryforward of $76,610,000 to offset taxable capital gains realized during the year ended October 31, 2012, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at October 31, 2012, the fund had $12,089,000 of ordinary income and $131,380,000 of long-term capital gains available for distribution. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the year ended October 31, 2012, are from short-term gain distributions received from Vanguard Total Bond Market II Index Fund.

At October 31, 2012, the cost of investment securities for tax purposes was $6,522,779,000. Net unrealized appreciation of investment securities for tax purposes was $833,675,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the year ended October 31, 2012, the fund purchased $2,870,885,000 of investment securities and sold $2,377,055,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2012	2011
	Shares	Shares
	(000)	(000)
Issued	89,306	78,122
Issued in Lieu of Cash Distributions	11,023	9,505
Redeemed	(72,369)	(77,997)
Net Increase (Decrease) in Shares Outstanding	27,960	9,630

G. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

26

LifeStrategy Moderate Growth Fund

Fund Profile
As of October 31, 2012

Total Fund Characteristics
Ticker Symbol	VSMGX
30-Day SEC Yield	2.02%
Acquired Fund Fees and Expenses[1]	0.16%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	41.4%
Vanguard Total Bond Market II Index Fund
Investor Shares	40.4
Vanguard Total International Stock Index
Fund Investor Shares	18.2

Total Fund Volatility Measures
	Moderate	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.03	0.61

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 27, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2012, the annualized acquired fund fees and expenses were 0.16%.

27

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002, Through October 31, 2012
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2012
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	LifeStrategy Moderate Growth Fund	9.25%	1.40%	6.83%	$19,365
••••••••	Moderate Growth Composite Index	9.45	2.66	7.07	19,804
– – – –	Moderate Growth Composite
	Average	8.70	1.63	6.49	18,755
	Dow Jones U.S. Total Stock Market
	Index	14.45	0.75	7.78	21,163

For a benchmark description, see the Glossary.
Moderate Growth Composite Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

28

LifeStrategy Moderate Growth Fund

Fiscal-Year Total Returns (%): October 31, 2002, Through October 31, 2012

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	17.25%	1.93%	2.72%	4.74%	7.46%

29

LifeStrategy Moderate Growth Fund

Financial Statements

Statement of Net Assets
As of October 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (41.4%)
Vanguard Total Stock Market Index Fund Investor Shares	103,373,245	3,639,772

International Stock Fund (18.3%)
Vanguard Total International Stock Index Fund Investor Shares	112,088,709	1,603,989

Bond Fund (40.4%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	320,656,365	3,549,666
Total Investment Companies (Cost $7,177,809)		8,793,427
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.167% (Cost $786)	785,956	786
Total Investments (100.1%) (Cost $7,178,595)		8,794,213
Other Assets and Liabilities (-0.1%)
Other Assets		14,622
Liabilities		(22,693)
		(8,071)
Net Assets (100%)
Applicable to 421,596,954 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,786,142
Net Asset Value Per Share		$20.84

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	6,955,885
Undistributed Net Investment Income	70,321
Accumulated Net Realized Gains	144,318
Unrealized Appreciation (Depreciation)	1,615,618
Net Assets	8,786,142

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

30

LifeStrategy Moderate Growth Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Income Distributions Received	215,324
Net Investment Income—Note B	215,324
Realized Net Gain (Loss)
Capital Gain Distributions Received	33,804
Investment Securities Sold	257,117
Realized Net Gain (Loss)	290,921
Change in Unrealized Appreciation (Depreciation) of Investment Securities	232,699
Net Increase (Decrease) in Net Assets Resulting from Operations	738,944

See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	215,324	172,570
Realized Net Gain (Loss)	290,921	113,383
Change in Unrealized Appreciation (Depreciation)	232,699	47,079
Net Increase (Decrease) in Net Assets Resulting from Operations	738,944	333,032
Distributions
Net Investment Income	(182,905)	(190,224)
Realized Capital Gain[1]	(12,345)	(12,685)
Total Distributions	(195,250)	(202,909)
Capital Share Transactions
Issued	1,582,811	1,325,804
Issued in Lieu of Cash Distributions	191,361	199,148
Redeemed	(1,630,076)	(1,606,134)
Net Increase (Decrease) from Capital Share Transactions	144,096	(81,182)
Total Increase (Decrease)	687,790	48,941
Net Assets
Beginning of Period	8,098,352	8,049,411
End of Period[2]	8,786,142	8,098,352

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $12,345,000 and $12,685,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $70,321,000 and $37,902,000.

See accompanying Notes, which are an integral part of the Financial Statements.

32

LifeStrategy Moderate Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.54	$19.22	$17.16	$15.56	$22.21
Investment Operations
Net Investment Income	.515	.406	.431	.450	.607
Capital Gain Distributions Received	.081	.042	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.173	.350	2.023	1.632	(6.606)
Total from Investment Operations	1.769	.798	2.454	2.082	(5.999)
Distributions
Dividends from Net Investment Income	(.439)	(.448)	(.394)	(.482)	(.627)
Distributions from Realized Capital Gains	(.030)	(.030)	—	—	(.024)
Total Distributions	(.469)	(.478)	(.394)	(.482)	(.651)
Net Asset Value, End of Period	$20.84	$19.54	$19.22	$17.16	$15.56

Total Return[1]	9.25%	4.14%	14.50%	13.82%	-27.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,786	$8,098	$8,049	$7,626	$7,408
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.16%	0.19%	0.19%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.05%	2.37%	2.89%	2.98%
Portfolio Turnover Rate	15%[2]	32%	17%	25%[3]	18%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

33

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

34

LifeStrategy Moderate Growth Fund

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $30,182,000 from accumulated net realized gains to paid-in capital.

The fund used a capital loss carryforward of 94,363,000 to offset taxable capital gains realized during the year ended October 31, 2012, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at October 31, 2012, the fund had $72,729,000 of ordinary income and $143,141,000 of long-term capital gains available for distribution. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the year ended October 31, 2012, are from short-term gain distributions received from Vanguard Total Bond Market II Index Fund.

At October 31, 2012, the cost of investment securities for tax purposes was $7,179,826,000. Net unrealized appreciation of investment securities for tax purposes was $1,614,387,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the year ended October 31, 2012, the fund purchased $3,093,660,000 of investment securities and sold $2,887,733,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2012	2011
	Shares	Shares
	(000)	(000)
Issued	78,549	66,971
Issued in Lieu of Cash Distributions	9,879	10,087
Redeemed	(81,209)	(81,575)
Net Increase (Decrease) in Shares Outstanding	7,219	(4,517)

G. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

LifeStrategy Growth Fund

Fund Profile
As of October 31, 2012

Total Fund Characteristics
Ticker Symbol	VASGX
30-Day SEC Yield	2.00%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	55.6%
Vanguard Total International Stock Index
Fund Investor Shares	24.3
Vanguard Total Bond Market II Index Fund
Investor Shares	20.1

Total Fund Volatility Measures
		DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.03	0.83

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 27, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2012, the annualized acquired fund fees and expenses were 0.17%.

36

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002, Through October 31, 2012
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2012
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	LifeStrategy Growth Fund	10.56%	-0.31%	7.16%	$19,972
••••••••	Growth Composite Index	10.60	1.00	7.41	20,433
– – – –	Growth Composite Average	9.14	0.07	6.77	19,250
	Dow Jones U.S. Total Stock Market
	Index	14.45	0.75	7.78	21,163
For a benchmark description, see the Glossary.
Growth Composite Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

37

LifeStrategy Growth Fund

Fiscal-Year Total Returns (%): October 31, 2002, Through October 31, 2012

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	21.35%	0.33%	2.25%	5.71%	7.96%

38

LifeStrategy Growth Fund

Financial Statements

Statement of Net Assets
As of October 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (55.5%)
Vanguard Total Stock Market Index Fund Investor Shares	122,992,333	4,330,560

International Stock Fund (24.3%)
Vanguard Total International Stock Index Fund Investor Shares	132,578,328	1,897,196

Bond Fund (20.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	141,737,512	1,569,034
Total Investment Companies (Cost $6,217,331)		7,796,790
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.167% (Cost $2,633)	2,633,178	2,633
Total Investments (100.0%) (Cost $6,219,964)		7,799,423
Other Assets and Liabilities (0.0%)
Other Assets		15,388
Liabilities		(15,938)
		(550)
Net Assets (100%)
Applicable to 333,895,713 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,798,873
Net Asset Value Per Share		$23.36

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	6,072,665
Undistributed Net Investment Income	63,819
Accumulated Net Realized Gains	82,930
Unrealized Appreciation (Depreciation)	1,579,459
Net Assets	7,798,873

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Growth Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Income Distributions Received	198,472
Net Investment Income—Note B	198,472
Realized Net Gain (Loss)
Capital Gain Distributions Received	15,267
Investment Securities Sold	149,673
Realized Net Gain (Loss)	164,940
Change in Unrealized Appreciation (Depreciation) of Investment Securities	389,933
Net Increase (Decrease) in Net Assets Resulting from Operations	753,345

See accompanying Notes, which are an integral part of the Financial Statements.

40

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	198,472	141,094
Realized Net Gain (Loss)	164,940	13,355
Change in Unrealized Appreciation (Depreciation)	389,933	114,922
Net Increase (Decrease) in Net Assets Resulting from Operations	753,345	269,371
Distributions
Net Investment Income	(159,047)	(156,993)
Realized Capital Gain[1]	(5,764)	(3,164)
Total Distributions	(164,811)	(160,157)
Capital Share Transactions
Issued	991,005	1,075,113
Issued in Lieu of Cash Distributions	162,325	157,899
Redeemed	(1,313,781)	(1,402,052)
Net Increase (Decrease) from Capital Share Transactions	(160,451)	(169,040)
Total Increase (Decrease)	428,083	(59,826)
Net Assets
Beginning of Period	7,370,790	7,430,616
End of Period[2]	7,798,873	7,370,790

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $5,764,000 and $3,164,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $63,819,000 and $24,394,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

LifeStrategy Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.61	$21.28	$18.66	$16.86	$26.56
Investment Operations
Net Investment Income	.587	.401	.417	.423	.571
Capital Gain Distributions Received	.045	.018	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.603	.364	2.573	1.818	(9.690)
Total from Investment Operations	2.235	.783	2.990	2.241	(9.119)
Distributions
Dividends from Net Investment Income	(.468)	(.444)	(.370)	(.441)	(.581)
Distributions from Realized Capital Gains	(.017)	(.009)	—	—	—
Total Distributions	(.485)	(.453)	(.370)	(.441)	(.581)
Net Asset Value, End of Period	$23.36	$21.61	$21.28	$18.66	$16.86

Total Return[1]	10.56%	3.63%	16.21%	13.74%	-34.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,799	$7,371	$7,431	$6,621	$6,267
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.17%	0.20%	0.20%	0.23%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.61%	1.79%	2.09%	2.57%	2.47%
Portfolio Turnover Rate	10%[2]	22%	11%	12%[3]	10%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

42

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

43

LifeStrategy Growth Fund

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $15,887,000 from accumulated net realized gains to paid-in capital.

The fund used a capital loss carryforward of $49,225,000 to offset taxable capital gains realized during the year ended October 31, 2012, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at October 31, 2012, the fund had $64,921,000 of ordinary income and $83,714,000 of long-term capital gains available for distribution. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the year ended October 31, 2012, are from short-term gain distributions received from Vanguard Total Bond Market II Index Fund.

At October 31, 2012, the cost of investment securities for tax purposes was $6,221,849,000. Net unrealized appreciation of investment securities for tax purposes was $1,577,574,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the year ended October 31, 2012, the fund purchased $2,281,144,000 of investment securities and sold $2,395,118,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2012	2011
	Shares	Shares
	(000)	(000)
Issued	44,127	48,291
Issued in Lieu of Cash Distributions	7,599	7,089
Redeemed	(58,844)	(63,607)
Net Increase (Decrease) in Shares Outstanding	(7,118)	(8,227)

G. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

44

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund: In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (constituting separate portfolios of Vanguard STAR Funds, hereafter referred to as the “Funds”) at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

45

Special 2012 tax information (unaudited) for Vanguard LifeStrategy Funds

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed capital gain dividends (from net-long term capital gains) to shareholders during the fiscal year as follows:

Fund	($000)
LifeStrategy Income Fund	24,887
LifeStrategy Conservative Growth Fund	23,444
LifeStrategy Moderate Growth Fund	30,182
LifeStrategy Growth Fund	15,887

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
LifeStrategy Income Fund	9,568
LifeStrategy Conservative Growth Fund	54,734
LifeStrategy Moderate Growth Fund	89,743
LifeStrategy Growth Fund	111,563

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
LifeStrategy Income Fund	8.2%
LifeStrategy Conservative Growth Fund	17.9
LifeStrategy Moderate Growth Fund	27.3
LifeStrategy Growth Fund	36.9

46

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2012. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: LifeStrategy Funds
Periods Ended October 31, 2012
	One	Five	Ten
	Year	Years	Years
LifeStrategy Income Fund
Returns Before Taxes	6.41%	3.81%	5.49%
Returns After Taxes on Distributions	5.41	2.72	4.30
Returns After Taxes on Distributions and Sale of Fund Shares	4.28	2.64	4.07

	One	Five	Ten
	Year	Years	Years
LifeStrategy Conservative Growth Fund
Returns Before Taxes	7.88%	2.53%	6.12%
Returns After Taxes on Distributions	7.01	1.65	5.18
Returns After Taxes on Distributions and Sale of Fund Shares	5.26	1.69	4.81

	One	Five	Ten
	Year	Years	Years
LifeStrategy Moderate Growth Fund
Returns Before Taxes	9.25%	1.40%	6.83%
Returns After Taxes on Distributions	8.58	0.71	6.09
Returns After Taxes on Distributions and Sale of Fund Shares	6.20	0.86	5.61

47

Average Annual Total Returns: LifeStrategy Funds
Periods Ended October 31, 2012
	One	Five	Ten
	Year	Years	Years
LifeStrategy Growth Fund
Returns Before Taxes	10.56%	-0.31%	7.16%
Returns After Taxes on Distributions	10.03	-0.77	6.67
Returns After Taxes on Distributions and Sale of Fund Shares	7.14	-0.43	6.10

48

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

49

Six Months Ended October 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2012	10/31/2012	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,025.32	$0.66
LifeStrategy Conservative Growth Fund	$1,000.00	$1,023.38	$0.77
LifeStrategy Moderate Growth Fund	$1,000.00	$1,021.26	$0.82
LifeStrategy Growth Fund	$1,000.00	$1,018.85	$0.87
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.55	$0.66
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.45	$0.77
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.40	$0.82
LifeStrategy Growth Fund	$1,000.00	$1,024.35	$0.87

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.13%, 0.15%,
0.16%, and 0.17%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

50

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Benchmark Information

Conservative Growth Composite Average: 60% fixed income funds average, 28% general equity funds average, and 12% international funds average. Derived from data provided by Lipper Inc.

51

Conservative Growth Composite Index: Weighted 60% Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index as of December 1, 2011. In prior periods, the composite was 40% Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011; 40% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 35% MSCI US Broad Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; 40% Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003. MSCI international benchmark returns are adjusted for withholding taxes.

Growth Composite Average: 56% general equity funds average, 24% international funds average, and 20% fixed income funds average. Derived from data provided by Lipper Inc.

Growth Composite Index: Weighted 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Barclays U.S. Aggregate Float Adjusted Index as of December 16, 2010. In prior periods, the composite was 65% MSCI US Broad Market Index, 20% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 15% MSCI EAFE Index through December 15, 2010, and 65% Dow Jones U.S. Total Stock Market Index, 20% Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005. MSCI international benchmark returns are adjusted for withholding taxes.

Income Composite Average: 80% fixed income funds average, 14% general equity funds average, and 6% international funds average. Derived from data provided by Lipper Inc.

Income Composite Index: Weighted 80% Barclays U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index as of December 1, 2011. In prior periods, the composite was 60% Barclays U.S. Aggregate Float Adjusted Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011; 60% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 20% MSCI US Broad Market Index, and 20% Barclays U.S. 1–3 Year Credit Bond Index through December 15, 2010; 60% Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Barclays U.S. 1–3 Year Credit Bond Index through April 22, 2005; and 60% Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Bill Index through August 31, 2003. MSCI international benchmark returns are adjusted for withholding taxes.

Moderate Growth Composite Average: 42% general equity funds average, 40% fixed income funds average, and 18% international funds average. Derived from data provided by Lipper Inc.

52

Moderate Growth Composite Index: Weighted 42% MSCI US Broad Market Index, 40% Barclays U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index as of December 16, 2010. In prior periods, the composite was 50% MSCI US Broad Market Index, 40% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 10% MSCI EAFE Index through December 15, 2010, and 50% Dow Jones U.S. Total Stock Market Index, 40% Barclays U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005. MSCI international benchmark returns are adjusted for withholding taxes.

53

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q880 122012

Annual Report | October 31, 2012

Vanguard Total International
Stock Index Fund

> Vanguard Total International Stock Index Fund’s Investor Shares returned 5.32% for the fiscal year ended October 31, 2012, slightly below the 5.88% average return of competing international funds.

> Because of temporary price differences arising from fair-value pricing policies, the fund’s return diverged from that of its benchmark index.

> International stocks trailed the U.S. stock market for the period.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	10
Performance Summary.	12
Financial Statements.	16
Your Fund’s After-Tax Returns.	39
About Your Fund’s Expenses.	40
Glossary.	42

Total International Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2012

Total
Returns
Vanguard Total International Stock Index Fund
Investor Shares	5.32%
Admiral™ Shares	5.43
Signal® Shares	5.44
Institutional Shares	5.46
Institutional Plus Shares	5.48
ETF Shares
Market Price	5.38
Net Asset Value	5.43
MSCI ACWI ex USA IMI Index	4.06
International Funds Average	5.88
International Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

International stock markets recovered modestly in the 12 months ended October 31, 2012, after suffering losses a year earlier.

For the fiscal year, Vanguard Total International Stock Index Fund’s Investor Shares returned 5.32%, slightly lagging the 5.88% average return of the fund’s international peers. The fund’s other share classes earned slightly higher returns because of their lower expense ratios. The fund seeks to track the return of its benchmark index. However, because of temporary price differences arising from fair-value pricing policies (please see the text box on page 6), the fund’s return diverged from that of its benchmark, which is not adjusted for fair value.

If you own the fund in a taxable account, you may wish to review the table of after-tax returns that appears later in this report.

Your fund will seek to track a new benchmark index
In early October, we announced that Vanguard Total International Stock Index Fund would change its benchmark to the FTSE Global All Cap ex US Index, a transition that is expected to produce significant long-term savings for Vanguard clients. We plan to complete the transition by mid-2013.

2

Vanguard has used indexes from FTSE, a global leader in the field, since 2003, and the new benchmark will incorporate what we consider to be best practices in index construction. Our analysis of the fund’s current benchmark, the MSCI All Country World ex USA Investable Market Index, and the new FTSE benchmark suggests that most differences between the two are minor.

U.S. stocks led the advance for global equity markets
U.S. stocks returned about 14% for the 12 months ended October 31, putting domestic equities ahead of their international counterparts. Stocks in Europe and Asia posted more moderate results.

The advances came amid moves by U.S. and European central bankers to manage risks to the U.S. economy and the finances of European governments and banks. The president of the European Central Bank declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles are by no means resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	14.97%	13.48%	0.53%
Russell 2000 Index (Small-caps)	12.08	14.82	1.19
Dow Jones U.S. Total Stock Market Index	14.45	13.62	0.75
MSCI All Country World Index ex USA (International)	3.98	3.74	-5.08

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.25%	6.08%	6.38%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.03	6.84	6.02
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.08	0.56

CPI
Consumer Price Index	2.16%	2.28%	2.06%

3

Bonds continued their march, but leaner times may lie ahead
The broad U.S. taxable bond market returned about 5% for the 12 months. Municipal bonds delivered a robust performance, returning about 9%.

As bond prices rose, the yield of the 10-year U.S. Treasury note fell to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

Bondholders have enjoyed years of healthy returns. But as Tim Buckley, our incoming chief investment officer, has noted, investors shouldn’t be surprised if future results are much more modest. As yields remain low, the opportunity for similarly strong returns diminishes.

The Federal Reserve announced on September 13 that it would continue to hold its target for short-term interest rates between 0% and 0.25% at least through mid-2015. The exceptionally low rates, in place since late 2008, kept a tight lid on returns from money market funds and savings accounts.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total International Stock Index
Fund	0.22%	0.18%	0.18%	0.13%	0.10%	0.18%	1.37%

The fund expense ratios shown are from the prospectus dated February 27, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the fund’s expense ratios were 0.22% for Investor Shares, 0.16% for Admiral Shares, 0.16% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.16% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: International Funds.

4

Europe’s developed markets delivered the strongest results
The Total International Stock Index Fund provides exposure to stocks in the emerging and developed world. During the fiscal year, the fund’s four largest exposures—Europe, emerging markets, the Pacific region, and North America—produced returns ranging from about 2% for the Pacific region to about 7% for Europe. The Middle East, which represented less than half of 1% of the fund’s holdings, produced a negative return. The strength of the U.S. dollar relative to the euro and the yen restrained returns, because some holdings lost value when converted into dollars.

In stark contrast to a year ago, developed markets in Europe, the index’s largest weighting, were the star performers. The United Kingdom, Germany, and Switzerland contributed the most to the fund’s overall return. Financial and consumer staples holdings led the way in the United Kingdom, the region’s largest market. In Germany and Switzerland, health care stocks—mostly those of multinational pharmaceutical companies—performed the best.

Total Returns
Ten Years Ended October 31, 2012
Average
Annual Return
Total International Stock Index Fund Investor Shares	8.89%
Spliced Total International Stock Index	8.96
International Funds Average	7.34
For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

A note on fair-value pricing

The return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

European countries embroiled in sovereign-debt problems continued to struggle. Spain, Italy, Portugal, and Greece reported negative returns for the period. Within those countries, the financial, utilities, and telecommunication services sectors reported the worst declines.

Beyond Europe, emerging markets delivered the best results. Investors’ recent willingness to take on risk helped some of these stocks recover from last year’s slowdown.

China, the largest of the emerging markets, contributed the most to the fund’s return, with double-digit gains in several sectors, including financials and information technology. Mexico and South Africa also did well. Consumer staples and materials stocks stood out in Mexico, as did consumer discretionary and financial stocks in South Africa.

But Brazil and India, two favorites in the emerging market universe, continued to detract from the fund’s return. Brazil’s materials and energy sectors suffered from slower demand and weaker commodity prices. India’s tech sector has come under pressure as developed markets have clamped down on IT outsourcing.

Within the North America category, Canada turned in results similar to those of emerging markets. Its financial and industrial sectors did well, but materials stumbled.

6

Developed markets in the Pacific region—the second-largest allocation in the fund on average—produced results that were among the weakest. Japan, which accounted for about 15% of the fund’s holdings, on average, returned –3% for the fiscal year. Its technology and materials sectors posted some of the poorest results, hurt by the country’s continued economic slowdown and recent tension with China over a disputed territory. Boycotts of Japanese products in China buffeted the stocks of Japanese companies, including electronics manufacturers.

International stocks have delivered impressive long-term results
For the ten years ended October 31, 2012, the Total International Stock Index Fund returned an average of 8.89% annually. The fund has tracked its index closely, even though the benchmark’s return reflects no operating or transaction costs. In addition, the fund’s average annual return has surpassed that of its peer group and the broad U.S. stock market.

The fund’s success is a tribute to the skill of its investment advisor, Vanguard’s Equity Investment Group, whose proficiency in portfolio construction and management techniques reflects more than 30 years of indexing experience.

Benefits of broad diversification hold true across the globe
As I noted earlier, and as you’ve seen in the headlines, Europe faces profound financial challenges. We’ve received questions during the year from clients concerned about both the outlook for the region and the wisdom of investing in Europe at all. Why not focus investments in countries with the fastest-growing economies?

That strategy has intuitive appeal, but our research suggests that a better approach is to hold a broadly diversified portfolio of international stocks, including European equities, which account for about a quarter of global market capitalization. We’ve found that concentrated international investments can lead to higher volatility in a portfolio, often without producing higher returns.

Another insight from Vanguard experts: Surprising as it may seem, there has been little connection historically between a country’s economic growth rate and its stock returns. For example, the returns for U.S. and British stocks were nearly identical from 1900 to 2009, even as U.S. economic growth eclipsed that of Great Britain. (See Investing in Emerging Markets: Evaluating the Allure of Rapid Economic Growth, available at vanguard. com/research.)

7

Of course, no one can say for sure what future returns will be for a particular country’s stocks. That’s one of the reasons we consistently embrace broad diversification, which is a time-tested way to help manage the risks of investing both at home and abroad.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 12, 2012

8

Your Fund’s Performance at a Glance
October 31, 2011, Through October 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund
Investor Shares	$14.24	$14.31	$0.640	$0.000
Admiral Shares	23.81	23.94	1.081	0.000
Signal Shares	28.57	28.72	1.306	0.000
Institutional Shares	95.29	95.75	4.406	0.000
Institutional Plus Shares	95.31	95.77	4.428	0.000
ETF Shares	44.33	44.53	2.048	0.000

9

Total International Stock Index Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VGTSX	VTIAX	VTSGX	VTSNX	VTPSX	VXUS
Expense Ratio[1]	0.22%	0.18%	0.18%	0.13%	0.10%	0.18%

Portfolio Characteristics
			MSCI AC
		MSCI ACWI	World
		ex USA IMI	Index
	Fund	Index	ex USA
Number of Stocks	6,269	6,122	1,832
Median Market Cap	$22.6B	$22.5B	$28.0B
Price/Earnings Ratio	14.9x	14.9x	14.4x
Price/Book Ratio	1.4x	1.4x	1.4x
Return on Equity	16.2%	16.2%	16.9%
Earnings Growth Rate	4.9%	5.0%	4.9%
Dividend Yield	3.3%	3.3%	3.4%
Turnover Rate	3%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
		MSCI	MSCI AC
		ACWI	World
		ex USA IMI	Index
	Fund	Index	ex USA
Consumer Discretionary	10.2%	10.1%	9.1%
Consumer Staples	10.0	10.0	10.4
Energy	10.4	10.4	10.9
Financials	24.4	24.5	25.1
Health Care	7.1	7.1	7.4
Industrials	11.4	11.5	10.5
Information Technology	6.6	6.5	6.2
Materials	11.3	11.3	11.1
Telecommunication
Services	5.1	5.1	5.6
Utilities	3.5	3.5	3.7

Volatility Measures
	Spliced
	Total	MSCI AC
	International	World Index
	Stock Index	ex USA
R-Squared	0.99	0.99
Beta	1.02	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	1.3%
Nestle SA	Packaged Foods &
	Meats	1.2
BHP Billiton Ltd.	Diversified Metals &
	Mining	1.1
HSBC Holdings plc	Diversified Banks	1.0
Samsung Electronics Co.
Ltd.	Semiconductors	0.9
Novartis AG	Pharmaceuticals	0.8
BP plc	Integrated Oil & Gas	0.8
Roche Holding AG	Pharmaceuticals	0.8
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.8
GlaxoSmithKline plc	Pharmaceuticals	0.6
Top Ten		9.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.22% for Investor Shares, 0.16% for Admiral Shares, 0.16% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.16% for ETF Shares.

10

Total International Stock Index Fund

Market Diversification (% of equity exposure)
		MSCI
		ACWI	MSCI AC
		ex USA	World
		IMI	Index
	Fund	Index	ex USA
Europe
United Kingdom	16.0%	15.6%	15.8%
France	6.0	5.9	6.4
Germany	5.7	5.7	5.9
Switzerland	5.6	5.6	6.0
Sweden	2.1	2.1	2.1
Spain	1.9	1.9	2.0
Netherlands	1.7	1.7	1.7
Italy	1.6	1.6	1.5
Other	3.7	3.7	3.3
Subtotal	44.3%	43.8%	44.7%
Pacific
Japan	13.9%	13.9%	13.3%
Australia	6.2	6.2	6.2
Hong Kong	2.1	2.1	2.1
Singapore	1.3	1.4	1.3
Other	0.1	0.1	0.1
Subtotal	23.6%	23.7%	23.0%
Emerging Markets
China	4.3%	4.3%	4.4%
South Korea	3.6	3.6	3.6
Brazil	2.8	2.8	3.0
Taiwan	2.7	2.7	2.5
South Africa	1.8	1.8	1.8
India	1.6	1.6	1.6
Russia	1.2	1.2	1.4
Mexico	1.1	1.1	1.2
Other	4.1	4.4	4.2
Subtotal	23.2%	23.5%	23.7%
North America
Canada	8.5%	8.5%	8.2%
Middle East	0.4%	0.5%	0.4%

11

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002, Through October 31, 2012
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2012
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Total International Stock Index Fund
	Investor Shares	5.32%	-5.50%	8.89%	$23,441
	Spliced Total International Stock
••••••••	Index	4.06	-5.34	8.96	23,590

– – – –	International Funds Average	5.88	-5.82	7.34	20,302
	MSCI All Country World Index ex
	USA	4.48	-4.63	9.79	25,440
For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper Inc.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/29/2010)	Investment
Total International Stock Index Fund Admiral
Shares	5.43%	1.05%	$10,202
Spliced Total International Stock Index	4.06	1.17	10,226
MSCI All Country World Index ex USA	4.48	1.51	10,291
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

12

Total International Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2012
		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/30/2010)	Investment
Total International Stock Index Fund Signal
Shares	5.44%	1.64%	$10,316
Spliced Total International Stock Index	4.06	1.50	10,290
MSCI All Country World Index ex USA	4.48	2.08	10,404
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(11/29/2010)	Investment
Total International Stock Index Fund
Institutional Shares	5.46%	1.09%	$5,105,289
Spliced Total International Stock Index	4.06	1.17	5,113,109
MSCI All Country World Index ex USA	4.48	1.50	5,144,607
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(11/30/2010)	Investment
Total International Stock Index Fund
Institutional Plus Shares	5.48%	1.70%	$103,287,731
Spliced Total International Stock Index	4.06	1.50	102,897,006
MSCI All Country World Index ex USA	4.48	2.08	104,036,539
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

13

Total International Stock Index Fund

		Since	Final Value
	One	Inception	of a $10,000
	Year	(1/26/2011)	Investment
Total International Stock Index Fund
ETF Shares Net Asset Value	5.43%	-3.76%	$9,347
MSCI ACWI ex USA IMI Index	4.06	-3.78	9,344
MSCI All Country World Index ex USA	4.48	-3.22	9,440
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2011, Through October 31, 2012
		Since
	One	Inception
	Year	(1/26/2011)
Total International Stock Index Fund ETF
Shares Market Price	5.38%	-6.35%
Total International Stock Index Fund ETF
Shares Net Asset Value	5.43	-6.53
MSCI ACWI ex USA IMI Index	4.06	-6.56
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2002, Through October 31, 2012

14

Total International Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/29/1996	15.43%	-4.52%	9.44%
Admiral Shares	11/29/2010	15.43	—	0.77[1]
Signal Shares	11/30/2010	15.44	—	1.381
Institutional Shares	11/29/2010	15.51	—	0.82[1]
Institutional Plus Shares	11/30/2010	15.54	—	1.46[1]
ETF Shares	1/26/2011
Market Price		15.53	—	-4.35[1]
Net Asset Value		15.49	—	-4.27[1]
1 Return since inception.

15

Total International Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		5,264	0.0%

Australia
BHP Billiton Ltd.	14,025,717	496,589	0.7%
Commonwealth Bank of Australia	6,925,484	414,739	0.6%
Westpac Banking Corp.	13,289,021	351,336	0.5%
Australia & New Zealand Banking Group Ltd.	11,655,966	307,501	0.4%
National Australia Bank Ltd.	9,740,634	260,317	0.3%
Australia—Other †		2,814,934	3.7%
		4,645,416	6.2%

[1] Austria †		181,092	0.2%

Belgium
Anheuser-Busch InBev NV	3,493,100	292,134	0.4%
Belgium—Other †		300,911	0.4%
		593,045	0.8%

Brazil †		2,082,390	2.8%

Canada
Royal Bank of Canada	6,263,563	357,094	0.5%
Toronto-Dominion Bank	3,959,513	322,034	0.4%
Bank of Nova Scotia	4,787,442	260,044	0.4%
Suncor Energy Inc.	6,786,390	227,765	0.3%
Canada—Other †		5,212,646	6.9%
		6,379,583	8.5%

Chile †		328,665	0.4%

16

Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
China
	China Mobile Ltd.	26,210,500	290,720	0.4%
	China Construction Bank Corp.	313,727,340	235,191	0.3%
	Industrial & Commercial Bank of China Ltd.	283,177,760	186,472	0.3%
	CNOOC Ltd.	77,702,000	159,909	0.2%
	Bank of China Ltd.	327,541,306	134,188	0.2%
	PetroChina Co. Ltd.	91,726,000	124,465	0.2%
	China Life Insurance Co. Ltd.	32,380,000	95,214	0.1%
	China Petroleum & Chemical Corp.	73,006,000	76,939	0.1%
	China Shenhua Energy Co. Ltd.	14,787,000	62,655	0.1%
	China Overseas Land & Investment Ltd.	17,793,680	46,332	0.1%
	Agricultural Bank of China Ltd.	93,498,870	40,285	0.1%
	China Telecom Corp. Ltd.	60,460,000	35,771	0.1%
	China Unicom Hong Kong Ltd.	20,531,694	33,100	0.1%
	Kunlun Energy Co. Ltd.	13,992,300	25,901	0.1%
	China Resources Land Ltd.	8,842,000	20,057	0.0%
	China Communications Construction Co. Ltd.	19,254,000	17,972	0.0%
	China Coal Energy Co. Ltd.	17,849,000	17,638	0.0%
	China Resources Power Holdings Co. Ltd.	8,233,600	17,605	0.0%
	China Resources Enterprise Ltd.	5,222,000	16,919	0.0%
	China Citic Bank Corp. Ltd.	32,325,446	16,425	0.0%
	China Merchants Holdings International Co. Ltd.	4,854,000	16,012	0.0%
	Dongfeng Motor Group Co. Ltd.	11,730,000	14,508	0.0%
	China Oilfield Services Ltd.	6,656,000	12,559	0.0%
	Sinopharm Group Co. Ltd.	3,430,800	11,497	0.0%
	China State Construction International Holdings Ltd.	7,671,442	9,093	0.0%
	China Railway Group Ltd.	17,512,000	8,878	0.0%
^	China Railway Construction Corp. Ltd.	8,664,800	8,560	0.0%
	China Resources Gas Group Ltd.	3,177,000	7,027	0.0%
^	Citic Pacific Ltd.	5,521,000	7,012	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	3,755,200	6,404	0.0%
^	CSR Corp. Ltd.	8,227,000	6,352	0.0%
	China Longyuan Power Group Corp.	9,352,000	6,066	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	2,013,000	5,886	0.0%
	Air China Ltd.	8,304,000	5,867	0.0%
	China Communications Services Corp. Ltd.	10,401,600	5,845	0.0%
	China Resources Cement Holdings Ltd.	8,595,845	5,811	0.0%
^,*	China COSCO Holdings Co. Ltd.	11,017,500	5,438	0.0%
	Beijing Capital International Airport Co. Ltd.	8,098,000	5,196	0.0%
	China BlueChemical Ltd.	7,558,000	4,772	0.0%
	Franshion Properties China Ltd.	15,218,000	4,633	0.0%
	China Agri-Industries Holdings Ltd.	7,158,000	4,461	0.0%
	China Southern Airlines Co. Ltd.	8,008,000	3,776	0.0%
	AviChina Industry & Technology Co. Ltd.	8,744,000	3,579	0.0%
	Dah Chong Hong Holdings Ltd.	3,659,000	3,436	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	10,406,000	2,969	0.0%
^,*	Angang Steel Co. Ltd.	4,882,000	2,909	0.0%
*	MMG Ltd.	6,728,000	2,658	0.0%
^	China Power International Development Ltd.	9,549,000	2,594	0.0%
	China Travel International Inv HK	12,500,000	2,411	0.0%
^	Dongfang Electric Corp. Ltd.	1,416,800	2,361	0.0%
	Harbin Electric Co. Ltd.	2,830,000	2,329	0.0%
^,*	Metallurgical Corp. of China Ltd.	12,285,000	2,274	0.0%
^	Sinopec Kantons Holdings Ltd.	2,782,000	2,071	0.0%
	Sinofert Holdings Ltd.	9,780,000	2,059	0.0%

17

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* Citic Resources Holdings Ltd.	11,566,600	1,766	0.0%
^ Sinotrans Shipping Ltd.	5,950,500	1,455	0.0%
Hangzhou Steam Turbine Co. Class B	1,108,836	1,237	0.0%
^ China Datang Corp. Renewable Power Co. Ltd.	10,414,000	1,136	0.0%
Sinotrans Ltd.	7,320,000	1,130	0.0%
Cosco International Holdings Ltd.	2,774,000	1,121	0.0%
* Tianjin Development Hldgs Ltd.	1,980,000	940	0.0%
^ CPMC Holdings Ltd.	1,142,000	804	0.0%
Minmetals Land Ltd.	4,984,000	672	0.0%
Shanghai Baosight Software Co. Ltd. Class B	578,670	621	0.0%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	761,560	518	0.0%
Tianjin Capital Environmental Protection Group Co. Ltd.	1,360,000	316	0.0%
Overseas Chinese Town Asia Holdings Ltd.	860,000	314	0.0%
Catic Shenzhen Holdings Ltd.	800,000	293	0.0%
China—Other †		1,327,272	1.8%
		3,190,656	4.2%

Colombia †		80,084	0.1%

Czech Republic †		55,338	0.1%

Denmark
Novo Nordisk A/S Class B	1,771,488	283,997	0.4%
Denmark—Other †		346,615	0.4%
		630,612	0.8%

Egypt †		25,149	0.0%

Exchange-Traded Funds
2 Vanguard MSCI Emerging Markets ETF	2,800,000	116,172	0.2%

Finland †		436,184	0.6%

France
Total SA	9,253,629	466,111	0.6%
Sanofi	5,171,210	454,178	0.6%
BNP Paribas SA	4,202,720	212,008	0.3%
France—Other †		3,312,606	4.4%
		4,444,903	5.9%
Germany
Siemens AG	3,578,905	360,609	0.5%
BASF SE	3,995,158	331,403	0.4%
Bayer AG	3,597,021	313,638	0.4%
SAP AG	4,006,397	292,161	0.4%
Allianz SE	1,980,444	246,023	0.3%
Germany—Other †		2,703,919	3.6%
		4,247,753	5.6%

Greece †		78,912	0.1%

Hong Kong
Hang Seng Bank Ltd.	3,320,350	50,890	0.1%
BOC Hong Kong Holdings Ltd.	16,076,539	49,292	0.1%
Citic Telecom International Holdings Ltd.	4,437,000	1,023	0.0%
Hong Kong—Other †		1,485,365	1.9%
		1,586,570	2.1%

18

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Hungary †		51,053	0.1%

India †		1,214,699	1.6%

Indonesia †		521,346	0.7%

Ireland †		196,908	0.3%

Israel
Osem Investments Ltd.	137,494	2,076	0.0%
Israel—Other †		330,404	0.4%
		332,480	0.4%
Italy
Eni SPA	11,065,473	254,629	0.4%
Italy—Other †		928,984	1.2%
		1,183,613	1.6%

Japan
Toyota Motor Corp.	11,998,371	462,623	0.6%
Mitsubishi UFJ Financial Group Inc.	55,413,602	250,689	0.3%
Honda Motor Co. Ltd.	7,091,393	213,190	0.3%
Japan—Other †		9,489,767	12.6%
		10,416,269	13.8%

[1] Malaysia †		695,276	0.9%

Mexico
America Movil SAB de CV	169,984,269	215,888	0.3%
Mexico—Other †		632,712	0.8%
		848,600	1.1%

Morocco †		1,811	0.0%

Netherlands
Unilever NV	7,085,714	260,435	0.4%
Netherlands—Other †		989,536	1.3%
		1,249,971	1.7%

New Zealand †		107,937	0.1%

Norway †		577,591	0.8%

Peru †		112,532	0.2%

Philippines †		178,437	0.2%

Poland †		256,082	0.3%

Portugal †		96,473	0.1%

Russia †		927,917	1.2%

19

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Singapore
^ Cosco Corp. Singapore Ltd.	4,411,513	3,167	0.0%
GMG Global Ltd.	12,624,000	1,300	0.0%
1 Singapore—Other †		1,010,410	1.3%
		1,014,877	1.3%

South Africa †		1,373,176	1.8%

South Korea
Samsung Electronics Co. Ltd.	413,889	496,682	0.7%
Hankook Shell Oil Co. Ltd.	2,882	650	0.0%
South Korea—Other †		2,214,666	2.9%
		2,711,998	3.6%
Spain
* Banco Santander SA	42,830,278	322,481	0.4%
Telefonica SA	17,537,382	231,474	0.3%
Banco Bilbao Vizcaya Argentaria SA	23,412,588	195,636	0.3%
Spain—Other †		665,390	0.9%
		1,414,981	1.9%

Sweden †		1,600,777	2.1%

Switzerland
Nestle SA	14,354,194	911,322	1.2%
Novartis AG	10,005,587	603,343	0.8%
Roche Holding AG	3,055,976	588,658	0.8%
UBS AG	15,839,269	237,646	0.3%
Switzerland—Other †		1,840,278	2.5%
		4,181,247	5.6%

Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	87,358,063	266,185	0.4%
Taiwan—Other †		1,738,953	2.3%
		2,005,138	2.7%

Thailand †		427,143	0.6%

Turkey †		346,523	0.5%

United Kingdom
HSBC Holdings plc	78,998,800	778,878	1.0%
BP plc	82,761,657	591,056	0.8%
Vodafone Group plc	214,655,168	582,930	0.8%
GlaxoSmithKline plc	21,819,164	488,916	0.7%
Royal Dutch Shell plc Class A	12,865,183	441,443	0.6%
British American Tobacco plc	8,507,235	421,959	0.6%
Royal Dutch Shell plc Class B	11,501,413	406,836	0.5%
Diageo plc	10,897,542	311,547	0.4%
BHP Billiton plc	9,186,996	294,457	0.4%
Rio Tinto plc	5,830,488	291,273	0.4%
BG Group plc	14,775,455	274,336	0.4%
AstraZeneca plc	5,495,518	254,855	0.3%
Standard Chartered plc	10,404,218	246,338	0.3%

20

Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Unilever plc		5,582,818	208,258	0.3%
Royal Dutch Shell plc Class A (Amsterdam Shares)		3,211,725	110,103	0.1%
United Kingdom—Other †			6,091,465	8.1%
			11,794,650	15.7%
Total Common Stocks (Cost $74,607,609)			74,947,293	99.5%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.167%	1,814,282,278	1,814,282	2.4%

[6,7] U.S. Government and
Agency Obligations †			35,006	0.1%
Total Temporary Cash Investments (Cost $1,849,288)			1,849,288	2.5%[3]
Total Investments (Cost $76,456,897)			76,796,581	102.0%
Other Assets and Liabilities
Other Assets			333,473	0.4%
Liabilities[4]			(1,828,895)	(2.4%)
			(1,495,422)	(2.0%)
Net Assets			75,301,159	100.0%

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	76,200,758
Undistributed Net Investment Income	537,959
Accumulated Net Realized Losses	(1,772,692)
Unrealized Appreciation (Depreciation)
Investment Securities	339,684
Futures Contracts	(445)
Forward Currency Contracts	(727)
Foreign Currencies	(3,378)
Net Assets	75,301,159

Investor Shares—Net Assets
Applicable to 2,485,250,935 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	35,563,805
Net Asset Value Per Share—Investor Shares	$14.31

Admiral Shares—Net Assets
Applicable to 632,954,695 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,153,429
Net Asset Value Per Share—Admiral Shares	$23.94

21

Total International Stock Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 124,747,710 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,582,508
Net Asset Value Per Share—Signal Shares	$28.72

Institutional Shares—Net Assets
Applicable to 73,753,925 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,062,149
Net Asset Value Per Share—Institutional Shares	$95.75

Institutional Plus Shares—Net Assets
Applicable to 135,459,136 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,973,249
Net Asset Value Per Share—Institutional Plus Shares	$95.77

ETF Shares—Net Assets
Applicable to 21,693,559 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	966,019
Net Asset Value Per Share—ETF Shares	$44.53

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,531,632,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $3,970,000.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 2.1%, respectively, of net assets.
4 Includes $1,629,236,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $18,999,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,361,000 have been segregated as collateral for open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Dividends[1,2]	2,165,575
Interest[2]	385
Security Lending	66,683
Total Income	2,232,643
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,597
Management and Administrative—Investor Shares	52,210
Management and Administrative—Admiral Shares	15,287
Management and Administrative—Signal Shares	2,862
Management and Administrative—Institutional Shares	3,616
Management and Administrative—Institutional Plus Shares	4,999
Management and Administrative—ETF Shares	748
Marketing and Distribution—Investor Shares	9,062
Marketing and Distribution—Admiral Shares	2,286
Marketing and Distribution—Signal Shares	698
Marketing and Distribution—Institutional Shares	1,482
Marketing and Distribution—Institutional Plus Shares	2,297
Marketing and Distribution—ETF Shares	169
Custodian Fees	16,735
Auditing Fees	43
Shareholders’ Reports—Investor Shares	163
Shareholders’ Reports—Admiral Shares	81
Shareholders’ Reports—Signal Shares	24
Shareholders’ Reports—Institutional Shares	15
Shareholders’ Reports—Institutional Plus Shares	27
Shareholders’ Reports—ETF Shares	22
Trustees’ Fees and Expenses	66
Total Expenses	116,489
Net Investment Income	2,116,154
Realized Net Gain (Loss)
Investment Securities Sold[2]	79,715
Futures Contracts	33,497
Foreign Currencies and Forward Currency Contracts	(17,614)
Realized Net Gain (Loss)	95,598
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,864,047
Futures Contracts	(20,014)
Foreign Currencies and Forward Currency Contracts	(7,815)
Change in Unrealized Appreciation (Depreciation)	1,836,218
Net Increase (Decrease) in Net Assets Resulting from Operations	4,047,970

1 Dividends are net of foreign withholding taxes of $136,026,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $3,101,000, $385,000, and $0, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,116,154	1,614,521
Realized Net Gain (Loss)	95,598	184,573
Change in Unrealized Appreciation (Depreciation)	1,836,218	(5,954,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,047,970	(4,155,828)
Distributions
Net Investment Income
Investor Shares	(1,475,503)	(692,937)
Admiral Shares	(624,633)	(30,369)
Signal Shares	(118,334)	(2,547)
Institutional Shares	(233,606)	(54,999)
Institutional Plus Shares	(463,482)	(3,919)
ETF Shares	(30,244)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(2,945,802)	(784,771)
Capital Share Transactions
Investor Shares	4,202,436	(6,415,197)
Admiral Shares	1,841,641	14,860,484
Signal Shares	1,529,294	2,250,992
Institutional Shares	3,154,192	4,315,032
Institutional Plus Shares	5,658,475	7,324,761
ETF Shares	511,210	463,625
Net Increase (Decrease) from Capital Share Transactions	16,897,248	22,799,697
Total Increase (Decrease)	17,999,416	17,859,098
Net Assets
Beginning of Period	57,301,743	39,442,645
End of Period[1]	75,301,159	57,301,743
1 Net Assets—End of Period includes undistributed net investment income of $537,959,000 and $1,367,401,000.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total International Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.24	$15.48	$13.99	$10.97	$21.89
Investment Operations
Net Investment Income	.405	.434[1]	.356[1]	.544[2]	.540[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.305	(1.425)	1.478	2.801	(10.938)
Total from Investment Operations	.710	(.991)	1.834	3.345	(10.398)
Distributions
Dividends from Net Investment Income	(.640)	(.249)	(.344)	(.325)	(.522)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.640)	(.249)	(.344)	(.325)	(.522)
Net Asset Value, End of Period	$14.31	$14.24	$15.48	$13.99	$10.97

Total Return[3]	5.32%	-6.54%	13.28%	31.41%	-48.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,564	$30,912	$39,443	$24,329	$17,152
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.26%	0.27%	0.03%
Acquired Fund Fees and Expenses	—	—	—	0.05%	0.25%
Ratio of Net Investment Income to
Average Net Assets	3.17%	2.95%	2.52%	4.73%[2]	3.07%
Portfolio Turnover Rate	3%	3%	6%	12%[4]	15%[4]

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.249 and 2.06%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. From August 2008 through February 2009, the fund invested in a combination of Vanguard mutual funds and common stocks. Effective in March 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investment in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total International Stock Index Fund

Financial Highlights

Admiral Shares
	Year	Nov. 29,
	Ended	2010[1] to
	October 31,	October 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$23.81	$25.00
Investment Operations
Net Investment Income	.681	.842[2]
Net Realized and Unrealized Gain (Loss) on Investments	.530	(1.615)
Total from Investment Operations	1.211	(.773)
Distributions
Dividends from Net Investment Income	(1.081)	(.417)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.081)	(.417)
Net Asset Value, End of Period	$23.94	$23.81

Total Return[3]	5.43%	-3.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,153	$13,190
Ratio of Total Expenses to Average Net Assets	0.16%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	3.23%	2.99%[4]
Portfolio Turnover Rate	3%	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total International Stock Index Fund

Financial Highlights

Signal Shares
	Year	Nov. 30,
	Ended	2010[1] to
	October 31,	October 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$28.57	$29.66
Investment Operations
Net Investment Income	.821	.931[2]
Net Realized and Unrealized Gain (Loss) on Investments	.635	(1.520)
Total from Investment Operations	1.456	(.589)
Distributions
Dividends from Net Investment Income	(1.306)	(.501)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.306)	(.501)
Net Asset Value, End of Period	$28.72	$28.57

Total Return[3]	5.44%	-2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,583	$2,012
Ratio of Total Expenses to Average Net Assets	0.16%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	3.23%	2.99%[4]
Portfolio Turnover Rate	3%	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Total International Stock Index Fund

Financial Highlights

Institutional Shares
	Year	Nov. 29,
	Ended	2010[1] to
	October 31,	October 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$95.29	$100.00
Investment Operations
Net Investment Income	2.818	3.208[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.048	(6.245)
Total from Investment Operations	4.866	(3.037)
Distributions
Dividends from Net Investment Income	(4.406)	(1.673)
Distributions from Realized Capital Gains	—	—
Total Distributions	(4.406)	(1.673)
Net Asset Value, End of Period	$95.75	$95.29

Total Return[3]	5.46%	-3.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,062	$3,788
Ratio of Total Expenses to Average Net Assets	0.12%	0.13%[4]
Ratio of Net Investment Income to Average Net Assets	3.27%	3.04%[4]
Portfolio Turnover Rate	3%	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Year	Nov. 30,
	Ended	2010[1] to
	October 31, October 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$95.31	$98.88
Investment Operations
Net Investment Income	2.778	2.596[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.110	(4.492)
Total from Investment Operations	4.888	(1.896)
Distributions
Dividends from Net Investment Income	(4.428)	(1.674)
Distributions from Realized Capital Gains	—	—
Total Distributions	(4.428)	(1.674)
Net Asset Value, End of Period	$95.77	$95.31

Total Return[3]	5.48%	-2.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,973	$6,965
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	3.29%	3.07%[4]
Portfolio Turnover Rate	3%	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Total International Stock Index Fund

Financial Highlights

ETF Shares
	Year	Jan. 26,
	Ended	2011[1] to
	October 31,	October 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$44.33	$50.00
Investment Operations
Net Investment Income	1.283	1.021[2]
Net Realized and Unrealized Gain (Loss) on Investments	.965	(6.691)
Total from Investment Operations	2.248	(5.670)
Distributions
Dividends from Net Investment Income	(2.048)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.048)	—
Net Asset Value, End of Period	$44.53	$44.33

Total Return	5.43%	-11.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$966	$435
Ratio of Total Expenses to Average Net Assets	0.16%	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	3.23%	2.99%[3]
Portfolio Turnover Rate	3%	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

31

Total International Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2012, the fund’s average investment in futures and forward currency contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values and average notional amounts, respectively.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares prior to May 23, 2012, were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

32

Total International Stock Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $10,308,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 4.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	9,953,290	—	—
Common Stocks—Other	255,507	64,732,572	5,924
Temporary Cash Investments	1,814,282	35,006	—
Futures Contracts—Liabilities[1]	(248)	—	—
Forward Currency Contracts—Assets	—	796	—
Forward Currency Contracts—Liabilities	—	(1,523)	—
Total	12,022,831	64,766,851	5,924
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	796	796
Liabilities	(248)	(1,523)	(1,771)

33

Total International Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2012, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	33,497	—	33,497
Forward Currency Contracts	—	(1,730)	(1,730)
Realized Net Gain (Loss) on Derivatives	33,497	(1,730)	(31,767)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(20,014)	—	(20,014)
Forward Currency Contracts	—	(4,900)	(4,900)
Change in Unrealized Appreciation
(Depreciation) on Derivatives	(20,014)	(4,900)	(24,914)

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2012	3,023	98,087	(1,529)
FTSE 100 Index	December 2012	960	89,147	(1,140)
Topix Index	December 2012	655	60,723	1,378
S&P ASX 200 Index	December 2012	328	38,298	846

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

34

Total International Stock Index Fund

At October 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	12/21/12	EUR	76,867	USD	99,657	(798)
Brown Brothers Harriman & Co.	12/21/12	GBP	56,306	USD	90,698	(618)
Brown Brothers Harriman & Co.	12/21/12	AUD	36,116	USD	37,298	(107)
Brown Brothers Harriman & Co.	12/18/12	USD	28,624	JPY	2,286,759	796
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2012, the fund realized net foreign currency losses of $15,884,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $16,090,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2012, had unrealized appreciation of $217,632,000.

For tax purposes, at October 31, 2012, the fund had $814,588,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $83,472,000 to offset taxable capital gains realized during the year ended October 31, 2012. At October 31, 2012, the fund had available capital losses totaling $1,774,370,000 to offset future net capital gains of $59,017,000 through October 31, 2016, and $1,715,353,000 through October 31, 2017.

At October 31, 2012, the cost of investment securities for tax purposes was $76,674,591,000. Net unrealized appreciation of investment securities for tax purposes was $121,990,000, consisting of unrealized gains of $8,976,176,000 on securities that had risen in value since their purchase and $8,854,186,000 in unrealized losses on securities that had fallen in value since their purchase.

35

Total International Stock Index Fund

F. During the year ended October 31, 2012, the fund purchased $17,769,775,000 of investment securities and sold $1,802,788,000 of investment securities, other than temporary cash investments. Purchases and sales include $886,213,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	7,052,754	516,359	18,731,620	1,213,124
Issued in Lieu of Cash Distributions	1,458,019	107,993	662,044	42,603
Redeemed[1]	(4,308,337)	(310,573)	(25,808,861)	(1,632,541)
Net Increase (Decrease)—Investor Shares	4,202,436	313,779	(6,415,197)	(376,814)
Admiral Shares[2]
Issued	3,147,856	135,369	16,052,420	600,740
Issued in Lieu of Cash Distributions	555,636	24,605	26,728	1,028
Redeemed[1]	(1,861,851)	(80,925)	(1,218,664)	(47,862)
Net Increase (Decrease)—Admiral Shares	1,841,641	79,049	14,860,484	553,906
Signal Shares[2]
Issued	2,096,270	74,947	2,559,389	80,539
Issued in Lieu of Cash Distributions	105,493	3,853	1,855	59
Redeemed[1]	(672,469)	(24,455)	(310,252)	(10,196)
Net Increase (Decrease)—Signal Shares	1,529,294	54,345	2,250,992	70,402
Institutional Shares[2]
Issued	4,509,542	48,614	8,449,966	81,516
Issued in Lieu of Cash Distributions	225,914	2,479	54,225	521
Redeemed[1]	(1,581,264)	(17,087)	(4,189,159)	(42,289)
Net Increase (Decrease)—Institutional Shares	3,154,192	34,006	4,315,032	39,748
Institutional Plus Shares[2]
Issued	6,358,536	69,727	7,804,686	77,987
Issued in Lieu of Cash Distributions	442,728	4,864	—	—
Redeemed[1]	(1,142,789)	(12,211)	(479,925)	(4,908)
Net Increase (Decrease)—Institutional Plus Shares	5,658,475	62,380	7,324,761	73,079
ETF Shares[2]
Issued	511,210	11,891	463,625	9,803
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease)—ETF Shares	511,210	11,891	463,625	9,803

1 Net of redemption fees for fiscal 2012 and 2011 of $446,000 and $997,000, respectively (fund totals). Effective May 23, 2012, the redemption fee was eliminated.
2 Inception was November 29, 2010, for Admiral Shares, November 30, 2010, for Signal Shares, November 29, 2010, for Institutional Shares, November 30, 2010, for Institutional Plus Shares, and January 26, 2011, for ETF Shares.

36

Total International Stock Index Fund

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI ACWI ex USA IMI Index to the FTSE Global All Cap ex US Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard Total International Stock Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total International Stock Index Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 11, 2012

Special 2012 tax information (unaudited) for Vanguard Total International Stock Index Fund

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,092,553,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $1,997,765,000 and foreign taxes paid of $133,489,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2013 to determine the calendar-year amounts to be included on their 2012 tax returns.

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2012. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total International Stock Index Fund Investor Shares
Periods Ended October 31, 2012
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	5.32%	-5.50%	8.89%
Returns After Taxes on Distributions	4.43	-5.98	8.35
Returns After Taxes on Distributions and Sale of Fund Shares	4.17	-4.68	7.71

39

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended October 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	4/30/2012	10/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,013.01	$1.12
Admiral Shares	1,000.00	1,013.78	0.76
Signal Shares	1,000.00	1,013.60	0.76
Institutional Shares	1,000.00	1,013.79	0.56
Institutional Plus Shares	1,000.00	1,013.87	0.51
ETF Shares	1,000.00	1,013.65	0.76
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.45	0.77
Signal Shares	1,000.00	1,024.45	0.77
Institutional Shares	1,000.00	1,024.65	0.56
Institutional Plus Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.45	0.77

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.22% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.11% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

41

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

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Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total International Stock Index: Consists of the Total International Composite Index through August 31, 2006; the MSCI EAFE + Emerging Markets Index through December 15, 2010; and the MSCI ACWI ex USA IMI Index thereafter. Returns for the MSCI indexes are adjusted for withholding taxes.

43

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1130 122012

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Argentina (0.0%)
Tenaris SA ADR	139,938	5,264
Siderar SAIC Class A	390	—
		5,264
Australia (6.2%)
BHP Billiton Ltd.	14,025,717	496,589
Commonwealth Bank of Australia	6,925,484	414,739
Westpac Banking Corp.	13,289,021	351,336
Australia & New Zealand Banking Group Ltd.	11,655,966	307,501
National Australia Bank Ltd.	9,740,634	260,317
Woolworths Ltd.	5,354,389	163,320
Wesfarmers Ltd.	4,379,388	157,875
Rio Tinto Ltd.	1,893,602	111,639
CSL Ltd.	2,217,842	109,386
Westfield Group	9,374,726	103,630
Woodside Petroleum Ltd.	2,864,261	102,129
Newcrest Mining Ltd.	3,221,755	88,856
Telstra Corp. Ltd.	18,925,105	81,331
QBE Insurance Group Ltd.	5,136,489	70,175
AMP Ltd.	12,605,979	59,976
Origin Energy Ltd.	4,746,411	55,871
Suncorp Group Ltd.	5,586,976	54,420
Brambles Ltd.	6,758,695	50,891
Santos Ltd.	4,158,622	49,584
Macquarie Group Ltd.	1,442,377	47,644
Insurance Australia Group Ltd.	9,053,340	43,051
Amcor Ltd.	5,251,813	43,025
Orica Ltd.	1,590,159	41,422
Westfield Retail Trust	12,642,256	40,595
Transurban Group	5,693,788	35,937
AGL Energy Ltd.	2,362,801	35,633
Stockland	9,777,337	35,081
Coca-Cola Amatil Ltd.	2,486,730	34,694
Goodman Group	6,754,882	31,010
QR National Ltd.	7,419,282	28,780
^ Fortescue Metals Group Ltd.	6,082,403	25,629
ASX Ltd.	764,183	23,529
Mirvac Group	14,918,225	23,276
Incitec Pivot Ltd.	7,088,636	23,217
WorleyParsons Ltd.	895,582	22,902
GPT Group	6,201,182	22,900
Sonic Healthcare Ltd.	1,619,217	21,835
Lend Lease Group	2,359,659	21,185
Dexus Property Group	19,921,087	20,332
Asciano Ltd.	4,225,741	20,001
^ APA Group	3,529,881	18,894
Iluka Resources Ltd.	1,823,440	18,704
Cochlear Ltd.	247,088	18,248
James Hardie Industries plc	1,894,768	18,125
Crown Ltd.	1,748,093	17,619
CFS Retail Property Trust Group	8,662,012	17,551
Computershare Ltd.	1,935,007	17,426
Tatts Group Ltd.	5,930,343	17,224
Bendigo and Adelaide Bank Ltd.	1,734,461	14,527
Treasury Wine Estates Ltd.	2,814,782	14,422
Metcash Ltd.	3,730,790	14,172
Ramsay Health Care Ltd.	570,966	14,081
ALS Ltd.	1,459,028	14,006
Toll Holdings Ltd.	2,969,043	13,678
Centro Retail Australia	5,553,556	12,382
Boral Ltd.	3,314,872	12,346
Leighton Holdings Ltd.	654,388	12,142

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	GrainCorp Ltd. Class A	950,645	12,072
	Commonwealth Property Office Fund	10,677,942	11,955
	Echo Entertainment Group Ltd.	3,238,678	11,771
	OZ Minerals Ltd.	1,341,084	11,379
	Alumina Ltd.	10,520,840	10,502
	DUET Group	4,787,095	10,374
	Caltex Australia Ltd.	583,862	10,317
	Spark Infrastructure Group	5,419,365	9,503
	Bank of Queensland Ltd.	1,183,962	9,298
	Tabcorp Holdings Ltd.	3,142,648	9,255
	Seek Ltd.	1,330,689	9,216
	Ansell Ltd.	568,025	9,204
	Primary Health Care Ltd.	2,084,761	8,409
	Australian Infrastructure Fund	2,718,904	8,385
	Investa Office Fund	2,635,804	8,125
	UGL Ltd.	716,874	7,943
	SP AusNet	7,214,651	7,937
	Beach Energy Ltd.	5,415,899	7,735
	Monadelphous Group Ltd.	350,313	7,660
	Challenger Ltd.	2,256,081	7,553
	PanAust Ltd.	2,094,847	7,222
*	BlueScope Steel Ltd.	14,389,504	7,075
*	Regis Resources Ltd.	1,261,012	7,031
*	Downer EDI Ltd.	1,882,573	7,008
*	Aurora Oil & Gas Ltd.	1,730,256	7,003
	Adelaide Brighton Ltd.	2,052,650	6,748
*	Qantas Airways Ltd.	4,803,157	6,622
^	Flight Centre Ltd.	238,128	6,570
	Sims Metal Management Ltd.	655,582	6,406
^	David Jones Ltd.	2,264,384	6,267
^	carsales.com Ltd.	802,492	6,210
	Whitehaven Coal Ltd.	1,961,508	6,194
	DuluxGroup Ltd.	1,624,370	5,962
	Sydney Airport	1,629,543	5,732
	Resolute Mining Ltd.	2,839,048	5,667
*	Atlas Iron Ltd.	3,553,359	5,643
	Aristocrat Leisure Ltd.	1,928,360	5,636
	Super Retail Group Ltd.	596,272	5,570
^,*	Lynas Corp. Ltd.	7,342,895	5,540
*	Perseus Mining Ltd.	1,991,596	5,346
^	Myer Holdings Ltd.	2,562,434	5,194
*	Goodman Fielder Ltd.	8,337,838	5,051
	IOOF Holdings Ltd.	735,316	4,811
	Perpetual Ltd.	165,731	4,795
	Arrium Ltd.	5,854,217	4,755
	Mineral Resources Ltd.	520,406	4,677
^	JB Hi-Fi Ltd.	436,600	4,641
^	Harvey Norman Holdings Ltd.	2,333,488	4,609
	Cardno Ltd.	546,952	4,560
	Charter Hall Retail REIT	1,198,747	4,516
	Medusa Mining Ltd.	702,296	4,474
*	Karoon Gas Australia Ltd.	769,747	4,442
	Nufarm Ltd.	742,983	4,429
	Invocare Ltd.	477,440	4,363
*	St. Barbara Ltd.	2,124,143	4,196
	REA Group Ltd.	231,080	4,136
*	Evolution Mining Ltd.	1,987,971	4,132
	CSR Ltd.	2,221,667	4,033
	Independence Group NL	970,775	4,011
^	Fairfax Media Ltd.	9,743,013	3,989
	BWP Trust	1,825,589	3,958
*	Sundance Resources Ltd.	10,401,514	3,827
^,*	Paladin Energy Ltd.	3,225,608	3,783
*	Sandfire Resources NL	431,222	3,765

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Iress Ltd.	471,748	3,747
	SAI Global Ltd.	873,987	3,678
^	Bradken Ltd.	715,116	3,661
	Sigma Pharmaceuticals Ltd.	5,010,685	3,506
	Navitas Ltd.	811,456	3,466
	Seven West Media Ltd.	2,663,580	3,358
^,*	Mesoblast Ltd.	559,738	3,357
	Transfield Services Ltd.	2,024,983	3,335
	Envestra Ltd.	3,537,367	3,320
^	Kingsgate Consolidated Ltd.	570,390	3,272
^	Platinum Asset Management Ltd.	861,707	3,248
	Qube Logistics Holdings Ltd.	1,960,379	3,151
	Mermaid Marine Australia Ltd.	931,277	3,130
	AWE Ltd.	2,253,929	3,105
	Australand Property Group	989,108	3,096
^,*	Discovery Metals Ltd.	1,717,909	3,077
	Ausdrill Ltd.	1,041,928	3,075
	Boart Longyear Ltd.	1,996,923	3,016
	Newcrest Mining Ltd. ADR	107,626	2,979
*	Transpacific Industries Group Ltd.	3,750,848	2,971
	Cabcharge Australia Ltd.	482,959	2,963
	Charter Hall Group	897,012	2,962
*	Beadell Resources Ltd.	2,886,099	2,913
^,*	Silver Lake Resources Ltd.	789,178	2,892
	ARB Corp. Ltd.	270,170	2,879
	McMillan Shakespeare Ltd.	214,325	2,868
	GUD Holdings Ltd.	318,200	2,770
*	Senex Energy Ltd.	3,601,049	2,762
*	Macquarie Atlas Roads Group	1,672,454	2,682
	FlexiGroup Ltd.	651,659	2,679
	TPG Telecom Ltd.	1,044,922	2,586
^,*	Cudeco Ltd.	526,722	2,553
^	Western Areas NL	560,380	2,543
	Pacific Brands Ltd.	3,934,796	2,531
	Southern Cross Media Group Ltd.	2,328,861	2,511
	Automotive Holdings Group Ltd.	752,530	2,490
^,*	Buru Energy Ltd.	863,111	2,482
	iiNET Ltd.	573,273	2,474
	Premier Investments Ltd.	381,872	2,442
	Abacus Property Group	1,109,643	2,393
	Ardent Leisure Group	1,624,887	2,383
*	Drillsearch Energy Ltd.	1,484,810	2,331
	Fleetwood Corp. Ltd.	217,123	2,320
*	Integra Mining Ltd.	3,788,629	2,135
	Consolidated Media Holdings Ltd.	594,947	2,117
^	Wotif.com Holdings Ltd.	438,781	2,113
	Acrux Ltd.	623,628	2,095
	NRW Holdings Ltd.	976,541	2,071
*	Aquila Resources Ltd.	737,254	2,052
	Emeco Holdings Ltd.	2,780,062	2,002
	Mount Gibson Iron Ltd.	2,719,323	1,984
*	Silex Systems Ltd.	523,018	1,887
^	M2 Telecommunications Group Ltd.	464,103	1,842
	Skilled Group Ltd.	663,461	1,829
	GWA Group Ltd.	999,275	1,810
^	FKP Property Group	7,881,790	1,810
^	Industrea Ltd.	1,371,636	1,794
*	Mineral Deposits Ltd.	350,081	1,773
^,*	Horizon Oil Ltd.	4,376,047	1,765
	Northern Star Resources Ltd.	1,319,110	1,759
^,*	Pharmaxis Ltd.	1,263,286	1,693
^	Billabong International Ltd.	1,698,730	1,556
^	Reject Shop Ltd.	105,162	1,549
^,*	Starpharma Holdings Ltd.	914,201	1,542

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
^	Decmil Group Ltd.	564,587	1,515
	Troy Resources Ltd.	324,827	1,493
^,*	Coalspur Mines Ltd.	1,531,029	1,490
	SMS Management & Technology Ltd.	286,536	1,480
	Multiplex SITES Trust	17,511	1,421
	Miclyn Express Offshore Ltd.	613,954	1,414
^,*	Mirabela Nickel Ltd.	3,016,807	1,404
	STW Communications Group Ltd.	1,334,284	1,398
*	Roc Oil Co. Ltd.	3,121,938	1,390
^,*	Energy World Corp. Ltd.	3,581,293	1,352
*	Australian Agricultural Co. Ltd.	980,359	1,322
^,*	Gindalbie Metals Ltd.	3,641,607	1,300
	Challenger Diversified Property Group	482,929	1,289
*	Energy Resources of Australia Ltd.	848,998	1,241
	Imdex Ltd.	878,433	1,218
^,*	Bathurst Resources Ltd.	2,701,261	1,216
*	Saracen Mineral Holdings Ltd.	2,324,854	1,213
	Ausenco Ltd.	347,362	1,137
	Ten Network Holdings Ltd.	3,882,397	1,129
	Programmed Maintenance Services Ltd.	514,616	1,104
^,*	Aquarius Platinum Ltd.	1,857,127	1,102
*	Gryphon Minerals Ltd.	1,327,169	1,074
^,*	Alkane Resources Ltd.	1,199,726	1,055
*	Red Fork Energy Ltd.	1,409,752	1,007
*	Indophil Resources NL	3,442,021	1,000
*	Ivanhoe Australia Ltd.	1,068,724	970
	BT Investment Management Ltd.	387,445	893
*	Ainsworth Game Technology Ltd.	359,425	888
	Clough Ltd.	1,094,825	886
	Mincor Resources NL	702,742	871
*	Infigen Energy	3,435,073	854
	MACA Ltd.	393,428	836
^,*	Maverick Drilling & Exploration Ltd.	780,946	836
^,*	Endeavour Mining Corp.	348,300	831
	Macmahon Holdings Ltd.	2,478,318	820
	Austin Engineering Ltd.	182,141	818
*	Northern Iron Ltd.	1,278,075	802
*	Intrepid Mines Ltd.	2,195,162	775
^	Astro Japan Property Group	228,640	771
	Tassal Group Ltd.	501,537	754
	APN News & Media Ltd.	1,960,672	751
*	Nexus Energy Ltd.	5,925,255	736
	Alesco Corp. Ltd.	349,829	704
	Forge Group Ltd.	167,737	693
^,*	Ramelius Resources Ltd.	1,500,049	687
^,*	Linc Energy Ltd.	1,200,419	683
	Hills Holdings Ltd.	850,746	671
	Kingsrose Mining Ltd.	645,765	656
	Sims Metal Management Ltd. ADR	66,577	650
	OrotonGroup Ltd.	96,328	650
*	Tiger Resources Ltd.	2,021,067	648
	Panoramic Resources Ltd.	956,109	618
*	Rex Minerals Ltd.	702,448	582
*	Focus Minerals Ltd.	15,535,728	580
^,*	Guildford Coal Ltd.	1,106,236	574
*	Molopo Energy Ltd.	971,524	554
	Cape Lambert Resources Ltd.	2,001,256	529
^,*	Gunns Ltd.	3,024,191	502
	BC Iron Ltd.	169,111	486
*	Dart Energy Ltd.	2,726,412	479
*	Cockatoo Coal Ltd.	2,801,877	478
	CSG Ltd.	930,819	468
^,*	Ampella Mining Ltd.	935,690	466
	Sedgman Ltd.	441,053	452

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Perilya Ltd.	1,400,774	450
*	Austal Ltd.	343,556	437
	Aspen Group	2,447,578	431
*	OM Holdings Ltd.	1,519,950	419
^,*	Bandanna Energy Ltd.	1,125,170	396
*	Jupiter Mines Ltd.	2,793,559	390
	Matrix Composites & Engineering Ltd.	224,837	387
	Redflex Holdings Ltd.	239,547	380
	Grange Resources Ltd.	1,412,244	365
*	Elemental Minerals Ltd.	529,920	321
*	Metals X Ltd.	2,223,744	288
*	Kagara Ltd.	2,282,838	284
^,*	White Energy Co. Ltd.	730,701	265
*	Metminco Ltd.	2,908,192	247
	Aditya Birla Minerals Ltd.	433,441	206
	Gunns Ltd.	3,440	152
*	Kangaroo Resources Ltd.	2,896,535	127
*	Aspire Mining Ltd.	1,004,833	88
*	BGP Holdings PLC	17,449,685	—
			4,645,416
Austria (0.2%)
*	Erste Group Bank AG	942,129	23,749
	OMV AG	637,509	23,330
	Andritz AG	323,016	19,465
	IMMOFINANZ AG	4,046,766	15,643
	Voestalpine AG	474,780	14,950
	Raiffeisen Bank International AG	212,146	8,498
	Vienna Insurance Group AG Wiener Versicherung Gruppe	164,855	7,084
	Verbund AG	297,079	6,927
	Telekom Austria AG	947,032	5,966
	Oesterreichische Post AG	146,281	5,637
	Atrium European Real Estate Ltd.	872,788	4,950
	Schoeller-Bleckmann Oilfield Equipment AG	48,225	4,653
	Lenzing AG	45,812	4,078
	CA Immobilien Anlagen AG	327,607	4,062
	Mayr Melnhof Karton AG	39,502	3,905
	Wienerberger AG	507,851	3,643
	Conwert Immobilien Invest SE	297,897	3,451
	Strabag SE	117,037	2,942
	RHI AG	95,028	2,689
	EVN AG	154,115	2,180
	Flughafen Wien AG	46,645	2,115
	Semperit AG Holding	44,519	1,876
2	AMAG Austria Metall AG	58,364	1,617
	S IMMO AG	208,107	1,329
	Kapsch TrafficCom AG	21,899	1,279
	Zumtobel AG	116,347	1,245
	BWT AG	55,229	1,142
	Palfinger AG	53,320	1,072
	Rosenbauer International AG	13,699	717
	Austria Technologie & Systemtechnik AG	55,434	488
*	Intercell AG	166,441	410
			181,092
Belgium (0.8%)
	Anheuser-Busch InBev NV	3,493,100	292,134
	Solvay SA Class A	257,396	30,991
	UCB SA	479,646	28,015
	Groupe Bruxelles Lambert SA	350,998	25,949
	Ageas	1,014,999	25,878
	Umicore SA	496,113	25,495
	Belgacom SA	659,937	19,294
	Delhaize Group SA	445,228	17,047
	KBC Groep NV	703,497	16,549
	Colruyt SA	330,670	15,118

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Telenet Group Holding NV	246,656	11,300
	Ackermans & van Haaren NV	100,930	8,218
	Cofinimmo	64,771	7,364
*	ThromboGenics NV	139,922	6,719
	Elia System Operator SA/NV	116,045	4,741
	D'ieteren SA	95,832	4,625
^	NV Bekaert SA	168,666	4,606
	Befimmo SCA Sicafi	64,186	3,908
	Nyrstar (Voting Shares)	649,358	3,777
	Gimv NV	75,443	3,648
	Mobistar SA	128,341	3,394
	Barco NV	46,033	3,167
	EVS Broadcast Equipment SA	49,393	2,867
	Tessenderlo Chemie NV (Voting Shares)	97,669	2,834
	Warehouses De Pauw SCA	44,576	2,441
	Sipef SA	24,924	1,900
	Kinepolis Group NV	18,934	1,889
*	Galapagos NV	90,011	1,830
	Econocom Group	218,112	1,514
*	RHJ International	303,836	1,512
	Cie d'Entreprises CFE	30,034	1,478
*	KBC Ancora	144,483	1,433
	Arseus NV	76,389	1,430
	Melexis NV	82,620	1,305
*	AGFA-Gevaert NV	706,284	1,154
	Cie Maritime Belge SA	62,384	1,116
	Wereldhave Belgium NV	8,620	881
^,*	Ablynx NV	113,279	764
	Exmar NV	96,570	720
	Intervest Offices & Warehouses	27,649	660
*	Ion Beam Applications	71,583	603
	Recticel SA	88,944	590
^,*	Dexia SA	2,176,249	508
*	Euronav NV	90,269	498
	Leasinvest Real Estate SCA	5,534	495
*	Deceuninck NV	255,251	424
	Roularta Media Group NV	11,273	170
	Hamon & CIE SA	6,533	92
			593,045
Brazil (2.8%)
	Petroleo Brasileiro SA Prior Pfd.	10,594,933	108,503
	Vale SA Prior Pfd.	4,912,979	87,928
	Petroleo Brasileiro SA	7,896,666	83,591
	Cia de Bebidas das Americas Prior Pfd.	1,931,555	78,934
	Petroleo Brasileiro SA ADR Type A	3,840,889	78,853
	Banco Bradesco SA Prior Pfd.	4,911,444	77,382
	Itau Unibanco Holding SA Prior Pfd.	5,144,383	75,226
	Itau Unibanco Holding SA ADR	4,784,288	69,755
	Vale SA Class B Pfd. ADR	3,803,553	67,665
	Vale SA	3,258,537	60,083
	Cia de Bebidas das Americas ADR	1,343,005	54,781
	Petroleo Brasileiro SA ADR	2,529,324	53,647
	Banco Bradesco SA ADR	3,411,621	53,426
	BM&FBovespa SA	7,743,687	49,564
	Itausa - Investimentos Itau SA Prior Pfd.	11,066,536	48,493
	Vale SA Class B ADR	2,402,361	44,011
	CCR SA	3,835,137	33,724
	BRF - Brasil Foods SA	1,852,609	33,704
	Cielo SA	1,278,147	31,623
	Ultrapar Participacoes SA	1,419,059	29,764
	Banco do Brasil SA	2,488,339	26,549
	BR Malls Participacoes SA	1,779,651	23,395
	Souza Cruz SA	1,661,526	21,679
	Gerdau SA Prior Pfd.	2,327,136	20,338

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Natura Cosmeticos SA	751,081	20,025
Lojas Renner SA	534,561	19,792
BRF - Brasil Foods SA ADR	989,708	18,131
Telefonica Brasil SA Prior Pfd.	817,480	18,112
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	321,524	15,028
Lojas Americanas SA Prior Pfd.	1,746,352	14,617
Banco Santander Brasil SA ADR	2,137,959	14,538
Bradespar SA Prior Pfd.	983,227	14,523
Cia Energetica de Minas Gerais Prior Pfd.	1,185,002	14,178
Cia Hering	603,530	13,865
Metalurgica Gerdau SA Prior Pfd. Class A	1,188,091	13,314
* OGX Petroleo e Gas Participacoes SA	5,587,399	12,957
Gerdau SA ADR	1,408,378	12,380
Tractebel Energia SA	710,143	12,238
* Hypermarcas SA	1,492,760	11,870
Klabin SA Prior Pfd.	1,955,300	11,485
Cia Energetica de Minas Gerais ADR	905,852	10,861
Cia de Saneamento Basico do Estado de Sao Paulo	255,798	10,829
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,273,619	10,798
BR Properties SA	805,229	10,546
Telefonica Brasil SA ADR	475,851	10,478
Cosan SA Industria e Comercio	534,400	10,248
CETIP SA - Mercados Organizados	888,969	10,242
Cia de Saneamento Basico do Estado de Sao Paulo ADR	118,615	9,965
Localiza Rent a Car SA	567,259	9,943
Totvs SA	481,754	9,796
CPFL Energia SA	832,167	9,669
Multiplan Empreendimentos Imobiliarios SA	326,787	9,573
Cia Siderurgica Nacional SA	1,725,481	9,540
Anhanguera Educacional Participacoes SA	540,288	9,470
Tim Participacoes SA	2,660,338	9,431
Raia Drogasil SA	854,139	9,399
Oi SA Prior Pfd.	2,295,035	9,198
Embraer SA ADR	327,163	9,131
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	1,871,500	9,039
All America Latina Logistica SA	1,924,654	8,756
Amil Participacoes SA	553,002	8,318
PDG Realty SA Empreendimentos e Participacoes	4,932,272	8,305
Banco Santander Brasil SA	1,151,816	7,911
Cia Siderurgica Nacional SA ADR	1,433,989	7,801
Embraer SA	1,113,293	7,784
Duratex SA	1,077,814	7,498
MRV Engenharia e Participacoes SA	1,346,912	6,831
Diagnosticos da America SA	1,020,092	6,780
Centrais Eletricas Brasileiras SA Prior Pfd.	804,768	6,399
EDP - Energias do Brasil SA	1,018,542	6,369
* Kroton Educacional SA	317,326	6,343
EcoRodovias Infraestrutura e Logistica SA	722,231	6,308
Banco do Estado do Rio Grande do Sul SA Prior Pfd.	771,016	6,093
Cia Energetica de Sao Paulo Prior Pfd.	676,461	6,078
Marcopolo SA Prior Pfd.	1,028,434	6,031
Odontoprev SA	1,143,801	5,913
Cia de Saneamento de Minas Gerais-COPASA	248,522	5,866
* JBS SA	1,774,590	5,740
Oi SA ADR	1,353,883	5,416
Estacio Participacoes SA	278,729	5,311
Porto Seguro SA	499,100	5,308
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	112,073	5,143
Mills Estruturas e Servicos de Engenharia SA	326,679	5,009
* Fibria Celulose SA	585,655	4,971
AES Tiete SA Prior Pfd.	432,960	4,918
Obrascon Huarte Lain Brasil SA	521,728	4,906
Multiplus SA	207,350	4,818
Oi SA	942,887	4,457

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Centrais Eletricas Brasileiras SA	797,200	4,376
^,*	Fibria Celulose SA ADR	486,162	4,283
	Aliansce Shopping Centers SA	356,640	4,056
	Braskem SA Prior Pfd.	596,746	3,943
	Sul America SA	489,234	3,854
	Cia Paranaense de Energia ADR	254,056	3,750
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	195,158	3,673
	Tim Participacoes SA ADR	207,108	3,600
*	MPX Energia SA	665,400	3,515
	Iguatemi Empresa de Shopping Centers SA	276,600	3,514
	Iochpe-Maxion SA	284,276	3,485
	Arezzo Industria e Comercio SA	193,466	3,453
*	HRT Participacoes em Petroleo SA	1,123,546	3,374
	Brazil Pharma SA	540,000	3,284
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	409,304	3,251
*	Marfrig Alimentos SA	609,952	3,153
	Light SA	292,100	3,142
	Grendene SA	400,123	3,024
	Santos Brasil Participacoes SA	202,449	2,911
	Randon Participacoes SA Prior Pfd.	544,305	2,878
	Ez Tec Empreendimentos e Participacoes SA	218,404	2,871
	Even Construtora e Incorporadora SA	711,300	2,837
	Fleury SA	241,018	2,835
	Cia Paranaense de Energia Prior Pfd.	185,200	2,736
	Helbor Empreendimentos SA	453,921	2,559
	Sao Martinho SA	199,439	2,492
	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	152,578	2,445
	CPFL Energia SA ADR	101,714	2,369
	LPS Brasil Consultoria de Imoveis SA	135,400	2,327
*	Gafisa SA	1,266,210	2,325
	Brookfield Incorporacoes SA	1,255,605	2,195
	Equatorial Energia SA	233,236	2,067
	Centrais Eletricas Brasileiras SA ADR	370,534	2,060
	Sonae Sierra Brasil SA	119,846	2,006
	SLC Agricola SA	207,464	1,982
*	MMX Mineracao e Metalicos SA	988,591	1,957
	Brasil Insurance Participacoes e Administracao SA	219,143	1,936
	Contax Participacoes SA Prior Pfd.	160,369	1,893
	Tegma Gestao Logistica	102,600	1,768
	Tecnisa SA	426,249	1,763
	Cia Energetica do Ceara Prior Pfd.	96,147	1,735
*	LLX Logistica SA	1,521,960	1,701
	Abril Educacao SA	92,760	1,676
	Restoque Comercio e Confeccoes de Roupas SA	390,156	1,664
	Rossi Residencial SA	773,776	1,627
	Magazine Luiza SA	290,085	1,615
	JHSF Participacoes SA	371,565	1,614
	Brasil Brokers Participacoes SA	549,700	1,543
	JSL SA	265,068	1,540
	Banco Panamericano SA Prior Pfd.	658,414	1,511
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	296,600	1,482
	Technos SA	125,111	1,454
*	B2W Cia Global Do Varejo	286,343	1,393
	Banco Daycoval SA Prior Pfd.	265,645	1,385
	Autometal SA	161,248	1,350
	Banco ABC Brasil SA Prior Pfd.	236,446	1,343
	Eternit SA	315,820	1,306
	Centrais Eletricas Brasileiras SA ADR	163,058	1,304
	Centrais Eletricas de Santa Catarina SA Prior Pfd.	82,391	1,206
	TPI - Triunfo Participacoes e Investimentos SA	199,349	1,094
*	Gafisa SA ADR	291,900	1,071
	Banco Industrial e Comercial SA Prior Pfd.	324,000	1,062
	Saraiva SA Livreiros Editores Prior Pfd.	78,543	976
	Cremer SA	132,530	912

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	185,350	910
Minerva SA	167,840	909
T4F Entretenimento SA	147,364	834
Eucatex SA Industria e Comercio Prior Pfd.	205,792	815
* Vanguarda Agro SA	3,880,600	669
Banco Pine SA Prior Pfd.	95,433	667
Tempo Participacoes SA	361,551	659
Rodobens Negocios Imobiliarios SA	101,545	640
* Gol Linhas Aereas Inteligentes SA ADR	128,200	640
Braskem SA ADR	44,400	581
* Log-in Logistica Intermodal SA	192,228	568
* General Shopping Brasil SA	93,862	494
Parana Banco SA Prior Pfd.	73,500	490
Unipar Participacoes SA Prior Pfd.	2,299,400	464
Profarma Distribuidora de Produtos Farmaceuticos SA	63,900	458
Forjas Taurus SA Prior Pfd.	260,546	425
* Fertilizantes Heringer SA	77,564	424
* Viver Incorporadora e Construtora SA	675,500	409
Oi SA ADR	87,138	406
* Industrias Romi SA	147,794	389
Cia Providencia Industria e Comercio SA	94,684	377
Kepler Weber SA	57,806	288
* IdeiasNet SA	283,957	273
* Positivo Informatica SA	101,700	263
Plascar Participacoes Industriais SA	567,786	224
* Inepar SA Industria e Construcoes Prior Pfd.	178,200	168
Refinaria de Petroleos de Manguinhos SA	787,481	132
Forjas Taurus SA	63,690	100
		2,082,390
Canada (8.5%)
Royal Bank of Canada	6,263,563	357,094
Toronto-Dominion Bank	3,959,513	322,034
Bank of Nova Scotia	4,787,442	260,044
Suncor Energy Inc.	6,786,390	227,765
Barrick Gold Corp.	4,352,585	176,021
Canadian National Railway Co.	1,908,134	164,763
Goldcorp Inc.	3,524,776	159,343
^ Bank of Montreal (XTSE)	2,599,292	153,602
Potash Corp. of Saskatchewan Inc.	3,737,410	150,245
Canadian Natural Resources Ltd.	4,786,131	144,243
Canadian Imperial Bank of Commerce	1,762,691	138,650
TransCanada Corp.	3,065,060	138,008
Enbridge Inc.	3,245,814	129,150
Cenovus Energy Inc.	3,285,519	115,894
Manulife Financial Corp.	7,857,781	97,086
Brookfield Asset Management Inc. Class A	2,438,017	83,924
Teck Resources Ltd. Class B	2,505,892	79,536
Rogers Communications Inc. Class B	1,705,910	74,881
Encana Corp.	3,198,581	72,058
* Valeant Pharmaceuticals International Inc.	1,263,482	70,591
Agrium Inc.	649,751	68,426
Canadian Pacific Railway Ltd.	742,712	68,326
Yamana Gold Inc.	3,263,319	65,904
Sun Life Financial Inc.	2,568,023	63,690
Silver Wheaton Corp.	1,537,277	61,953
^ Crescent Point Energy Corp.	1,379,748	57,331
Imperial Oil Ltd.	1,292,010	57,165
Nexen Inc.	2,303,995	55,019
National Bank of Canada	703,729	54,382
Talisman Energy Inc.	4,482,452	50,805
Kinross Gold Corp.	4,947,736	49,143
BCE Inc.	1,108,388	48,453
First Quantum Minerals Ltd.	2,072,136	46,578
^ Thomson Reuters Corp.	1,618,800	45,578

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Canadian Oil Sands Ltd.	2,104,369	44,668
	Eldorado Gold Corp.	2,946,530	43,545
	Magna International Inc.	963,099	42,815
	Agnico-Eagle Mines Ltd.	745,242	42,077
^	TELUS Corp. Class A	644,911	41,474
	Husky Energy Inc.	1,481,082	40,113
*	Catamaran Corp.	838,760	39,387
	Shoppers Drug Mart Corp.	914,492	38,118
	Power Corp. of Canada	1,518,424	36,837
	Franco-Nevada Corp.	626,231	36,060
^	Shaw Communications Inc. Class B	1,639,877	35,728
^	Pembina Pipeline Corp.	1,246,398	34,855
	Intact Financial Corp.	564,440	34,615
	Tim Hortons Inc.	679,420	33,728
	Cameco Corp.	1,715,281	33,267
	Fairfax Financial Holdings Ltd.	86,569	32,115
	ARC Resources Ltd.	1,263,580	30,680
	Pacific Rubiales Energy Corp.	1,284,146	30,202
	Great-West Lifeco Inc.	1,242,791	28,620
	Power Financial Corp.	1,081,771	27,923
	Fortis Inc.	824,242	27,869
	Penn West Petroleum Ltd.	2,062,056	26,778
	Alimentation Couche Tard Inc. Class B	544,144	26,729
	SNC-Lavalin Group Inc.	654,981	26,383
*	CGI Group Inc. Class A	976,783	25,555
^	Metro Inc.	432,404	25,509
	IAMGOLD Corp.	1,633,912	25,357
	Saputo Inc.	562,389	24,680
^	Canadian Tire Corp. Ltd. Class A	338,515	24,221
	Bombardier Inc. Class B	6,237,126	23,731
*	New Gold Inc.	2,010,977	23,538
^	Baytex Energy Corp.	517,122	23,533
	Viterra Inc.	1,302,100	20,521
*	MEG Energy Corp.	547,006	19,980
^	Vermilion Energy Inc.	405,148	19,370
	Brookfield Office Properties Inc.	1,203,454	18,532
*	Tourmaline Oil Corp.	560,489	18,519
	IGM Financial Inc.	444,575	17,641
	Finning International Inc.	745,777	17,510
	TransAlta Corp.	1,084,877	17,293
	Dollarama Inc.	272,239	17,197
	Gildan Activewear Inc.	501,306	17,071
^	Loblaw Cos. Ltd.	491,330	17,031
	Canadian Utilities Ltd. Class A	252,649	16,949
*	Athabasca Oil Corp.	1,384,647	16,761
^	RioCan REIT	609,687	16,629
	Progress Energy Resources Corp.	818,300	16,485
*	Osisko Mining Corp.	1,676,832	16,470
^	Keyera Corp.	333,972	16,211
^,*	Research In Motion Ltd.	2,052,960	16,198
	Onex Corp.	398,966	16,059
	CI Financial Corp.	680,350	15,899
	Pan American Silver Corp.	673,334	14,771
^	Peyto Exploration & Development Corp.	594,042	14,513
	George Weston Ltd.	223,279	14,496
*	Detour Gold Corp.	487,222	13,728
	Enerplus Corp.	853,708	13,719
*	Open Text Corp.	253,745	13,638
*	Turquoise Hill Resources Ltd.	1,738,714	13,596
	AltaGas Ltd.	390,815	13,167
^	Bonavista Energy Corp.	724,660	12,995
	Pengrowth Energy Corp.	2,160,676	12,959
	CAE Inc.	1,128,072	12,413
	Atco Ltd.	166,114	12,273

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Methanex Corp.	407,676	12,221
*	Lundin Mining Corp.	2,274,763	11,844
	Bank of Montreal	199,876	11,817
*	First Majestic Silver Corp.	505,200	11,680
	Inmet Mining Corp.	224,950	11,599
	ShawCor Ltd. Class A	251,533	11,207
	Aimia Inc.	747,600	11,198
	Veresen Inc.	852,347	11,001
	Industrial Alliance Insurance & Financial Services Inc.	397,556	10,887
*	Celtic Exploration Ltd.	392,009	10,236
*	AuRico Gold Inc.	1,218,233	10,173
	Alamos Gold Inc.	518,735	10,154
^	Gibson Energy Inc.	434,998	10,000
	Canadian Western Bank	333,660	9,875
	Progressive Waste Solutions Ltd.	510,094	9,872
	Astral Media Inc. Class A	231,010	9,456
^	H&R REIT	389,400	9,408
	West Fraser Timber Co. Ltd.	148,484	8,993
	Bell Aliant Inc.	328,427	8,918
^	Ritchie Bros Auctioneers Inc.	388,889	8,625
	Ensign Energy Services Inc.	564,200	8,434
	Centerra Gold Inc.	720,916	8,178
	Cineplex Inc.	262,521	8,148
^	Corus Entertainment Inc. Class B	347,693	7,871
*	Tahoe Resources Inc.	380,150	7,750
	Empire Co. Ltd. Class A	132,100	7,697
	MacDonald Dettwiler & Associates Ltd.	137,262	7,696
	Trican Well Service Ltd.	637,400	7,607
^	Home Capital Group Inc. Class B	145,515	7,409
	Russel Metals Inc.	264,557	7,390
^	Atlantic Power Corp.	492,023	7,370
*	Precision Drilling Corp.	1,010,114	7,231
	Mullen Group Ltd.	348,570	7,228
	First Capital Realty Inc.	389,167	7,209
	HudBay Minerals Inc.	755,200	7,009
	Stantec Inc.	199,800	6,882
*	Paramount Resources Ltd. Class A	203,200	6,877
^	Dundee REIT	184,400	6,767
	Quebecor Inc. Class B	191,995	6,697
	Northland Power Inc.	344,099	6,670
^	Calloway REIT	230,100	6,670
	Toromont Industries Ltd.	336,283	6,599
^	Trilogy Energy Corp.	238,220	6,521
	Capital Power Corp.	302,000	6,474
^	Boardwalk REIT	100,586	6,473
^,*	B2Gold Corp.	1,515,011	6,265
^	Canadian REIT	149,447	6,231
*	Celestica Inc.	848,708	6,161
	Jean Coutu Group PJC Inc. Class A	409,800	6,159
^	Just Energy Group Inc.	598,325	6,123
	TransForce Inc.	329,912	6,022
*	Petrobank Energy & Resources Ltd.	432,136	5,936
^,*	Westport Innovations Inc.	205,658	5,745
*	Canfor Corp.	402,300	5,736
	RONA Inc.	552,500	5,676
	Sherritt International Corp.	1,298,400	5,616
^	Cominar REIT	233,105	5,567
	Davis & Henderson Corp.	259,450	5,445
*	Alacer Gold Corp.	987,021	5,416
*	Silver Standard Resources Inc.	353,456	5,369
*	Torex Gold Resources Inc.	2,556,100	5,323
*	Dundee Corp. Class A	199,681	5,018
	North West Co. Inc.	210,421	4,930
	Parkland Fuel Corp.	284,822	4,859

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Superior Plus Corp.	494,080	4,828
	Laurentian Bank of Canada	108,457	4,827
*	Harry Winston Diamond Corp.	335,692	4,816
	Canadian Apartment Properties REIT	196,400	4,814
	SEMAFO Inc.	1,194,070	4,782
^	Poseidon Concepts Corp.	320,721	4,743
^,*	NovaGold Resources Inc.	969,962	4,710
	Maple Leaf Foods Inc.	421,355	4,683
	Pason Systems Inc.	281,635	4,588
	Linamar Corp.	207,200	4,564
^,*	Uranium One Inc.	2,084,300	4,529
^	Silvercorp Metals Inc.	725,664	4,497
	Canexus Corp.	516,878	4,440
*	Rubicon Minerals Corp.	1,236,097	4,381
	CCL Industries Inc. Class B	117,700	4,358
	Primaris Retail REIT	185,000	4,336
^,*	Argonaut Gold Inc.	406,306	4,324
^	PetroBakken Energy Ltd. Class A	338,900	4,279
	Freehold Royalties Ltd.	209,988	4,264
	Algonquin Power & Utilities Corp.	615,700	4,260
*	Secure Energy Services Inc.	439,201	4,200
*	BlackPearl Resources Inc.	1,218,600	4,161
	Dorel Industries Inc. Class B	116,270	4,157
	Nevsun Resources Ltd.	873,947	4,139
*	TMX Group Ltd.	80,742	4,129
*	Dundee Precious Metals Inc.	446,900	4,112
*	Whitecap Resources Inc.	515,503	4,103
*	OceanaGold Corp.	1,154,000	4,044
^,*	Pretium Resources Inc.	297,345	4,031
*	Legacy Oil & Gas Inc.	561,270	4,012
*	Banro Corp.	863,103	3,993
	Enerflex Ltd.	334,891	3,866
	Innergex Renewable Energy Inc.	346,759	3,771
	Artis REIT	230,100	3,765
	Allied Properties REIT	117,700	3,724
*	Continental Gold Ltd.	387,471	3,689
^,*	Premier Gold Mines Ltd.	644,164	3,618
^,*	Birchcliff Energy Ltd.	433,497	3,555
	Major Drilling Group International	341,484	3,532
	AGF Management Ltd. Class B	353,714	3,531
	Trinidad Drilling Ltd.	532,600	3,530
*	Crew Energy Inc.	454,100	3,496
^	Petrominerales Ltd.	435,457	3,492
*	ATS Automation Tooling Systems Inc.	373,400	3,477
*	FirstService Corp.	120,546	3,465
	Genworth MI Canada Inc.	167,600	3,433
*	Endeavour Silver Corp.	376,404	3,418
	Black Diamond Group Ltd.	156,600	3,384
*	TransGlobe Energy Corp.	312,296	3,365
*	Capstone Mining Corp.	1,357,000	3,356
	Calfrac Well Services Ltd.	146,300	3,356
	Wajax Corp.	73,914	3,308
	Enbridge Income Fund Holdings Inc.	141,956	3,305
	CML HealthCare Inc.	386,718	3,280
	Chartwell Seniors Housing REIT	316,267	3,252
*	Aurizon Mines Ltd.	699,304	3,200
^,*	Endeavour Mining Corp.	1,386,760	3,194
	Manitoba Telecom Services Inc.	95,041	3,191
*	Cott Corp.	407,059	3,110
*	Bankers Petroleum Ltd.	1,084,700	3,084
	Bonterra Energy Corp.	68,305	3,064
*	Fortuna Silver Mines Inc.	550,511	3,054
^,*	Gabriel Resources Ltd.	1,258,200	3,049
^	Transcontinental Inc. Class A	292,031	3,012

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
^,*	China Gold International Resources Corp. Ltd.	702,000	2,987
^	Extendicare Inc.	356,988	2,920
	Wi-Lan Inc.	542,930	2,892
	Aecon Group Inc.	243,700	2,809
	Newalta Corp.	193,196	2,718
	Cogeco Cable Inc.	70,990	2,712
*	Advantage Oil & Gas Ltd.	749,297	2,701
^,*	Kirkland Lake Gold Inc.	272,216	2,687
	Killam Properties Inc.	207,500	2,678
*	Colossus Minerals Inc.	470,500	2,671
	Niko Resources Ltd.	207,433	2,642
	Reitmans Canada Ltd. Class A	212,130	2,638
	Morneau Shepell Inc.	204,700	2,634
	Bird Construction Inc.	178,400	2,604
	Genivar Inc.	117,215	2,560
^,*	MAG Silver Corp.	199,899	2,546
	Valener Inc.	157,119	2,504
*	Paladin Labs Inc.	58,600	2,501
	Savanna Energy Services Corp.	359,200	2,500
^,*	Seabridge Gold Inc.	145,608	2,496
*	Romarco Minerals Inc.	2,599,672	2,473
*	Great Canadian Gaming Corp.	256,900	2,469
*	Imperial Metals Corp.	191,800	2,452
^	Twin Butte Energy Ltd.	820,800	2,441
*	Taseko Mines Ltd.	866,343	2,368
	Canyon Services Group Inc.	215,256	2,302
^,*	Southern Pacific Resource Corp.	1,699,160	2,297
*	Martinrea International Inc.	318,600	2,290
^,*	Golden Star Resources Ltd.	1,109,556	2,233
^,*	Ithaca Energy Inc.	1,152,100	2,226
*	Uranium Participation Corp.	444,700	2,213
	EnerCare Inc.	256,100	2,182
	Morguard REIT	120,200	2,166
	Torstar Corp. Class B	264,900	2,135
*	Surge Energy Inc.	314,540	2,126
*	Parex Resources Inc.	468,200	2,105
*	Rainy River Resources Ltd.	384,100	2,092
*	Norbord Inc.	100,500	2,089
*	Bellatrix Exploration Ltd.	490,207	2,042
^,*	Tanzanian Royalty Exploration Corp.	401,165	2,028
	Northern Property REIT	64,373	2,020
	Canadian Energy Services & Technology Corp.	196,830	2,018
	Total Energy Services Inc.	130,655	1,982
^	Student Transportation Inc.	305,490	1,964
	Canaccord Financial Inc.	391,747	1,957
*	NGEx Resources Inc.	586,578	1,844
^,*	Thompson Creek Metals Co. Inc.	697,500	1,830
	Medical Facilities Corp.	128,430	1,826
*	Sabina Gold & Silver Corp.	624,200	1,812
*	Copper Mountain Mining Corp.	446,611	1,807
*	NuVista Energy Ltd.	342,300	1,789
	Liquor Stores N.A. Ltd.	95,920	1,761
*	Denison Mines Corp.	1,348,702	1,742
	AG Growth International Inc.	53,600	1,718
*	Element Financial Corp.	274,400	1,687
	Western Energy Services Corp.	229,200	1,641
*	TAG Oil Ltd.	231,900	1,625
	Alaris Royalty Corp.	71,770	1,617
*	Long Run Exploration Ltd.	375,273	1,541
^	Crombie REIT	97,300	1,470
*	Sprott Resource Corp.	376,500	1,466
^	Premium Brands Holdings Corp.	78,744	1,433
	Canfor Pulp Products Inc.	156,266	1,416
*	Keegan Resources Inc.	357,093	1,409

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
^,*	Lake Shore Gold Corp.	1,716,500	1,375
	GMP Capital Inc.	260,800	1,374
	Cascades Inc.	275,325	1,345
*	Angle Energy Inc.	358,200	1,345
*	High River Gold Mines Ltd.	956,700	1,331
*	San Gold Corp.	1,332,689	1,308
	Capstone Infrastructure Corp.	316,400	1,305
	Dundee International REIT	106,145	1,185
*	Queenston Mining Inc.	288,894	1,180
*	Atrium Innovations Inc.	113,900	1,174
*	Cequence Energy Ltd.	617,212	1,143
*	Katanga Mining Ltd.	2,329,500	1,120
^,*	Guyana Goldfields Inc.	375,500	1,117
^,*	North American Palladium Ltd.	724,999	1,111
^,*	Northern Dynasty Minerals Ltd.	304,582	1,083
	Zargon Oil & Gas Ltd.	124,600	1,069
*	Augusta Resource Corp.	382,055	1,033
	Alliance Grain Traders Inc.	74,400	1,028
*	Sierra Wireless Inc.	128,113	1,026
	Gluskin Sheff & Associates Inc.	67,400	968
*	C&C Energia Ltd.	165,500	964
*	Connacher Oil and Gas Ltd.	2,139,500	964
*	Alexco Resource Corp.	243,578	939
*	Midas Gold Corp.	321,100	916
	NorthWest Healthcare Properties REIT	69,160	911
^	InnVest REIT	185,400	902
^,*	Canacol Energy Ltd.	2,517,000	895
	Sprott Inc.	201,500	892
*	Boralex Inc. Class A	85,120	822
^,*	International Tower Hill Mines Ltd.	335,175	812
^,*	Avalon Rare Metals Inc.	488,671	783
*	Veris Gold Corp.	254,435	769
	Brick Ltd.	221,000	730
	Churchill Corp. Class A	83,400	701
^,*	Ivanhoe Energy Inc.	1,121,300	696
	Longview Oil Corp.	105,718	694
^,*	SouthGobi Resources Ltd.	339,719	690
*	Sandvine Corp.	573,900	684
*	Fortress Paper Ltd. Class A	49,616	647
*	5N Plus Inc.	283,800	625
*	Alterra Power Corp.	1,370,800	597
*	Eastern Platinum Ltd.	3,537,000	584
*	Pace Oil & Gas Ltd.	197,200	555
*	EXFO Inc.	111,052	500
*	Fairborne Energy Ltd.	304,700	485
^,*	Exeter Resource Corp.	335,315	470
^,*	BNK Petroleum Inc.	638,813	416
^,*	Mercator Minerals Ltd.	798,900	396
^,*	Labrador Iron Mines Holdings Ltd.	381,246	366
^,*	Eco Oro Minerals Corp.	299,000	365
^,*	Gasfrac Energy Services Inc.	239,831	339
^,*	Jaguar Mining Inc.	327,600	338
^,*	Cline Mining Corp.	738,631	192
^,*	Great Basin Gold Ltd.	2,279,068	183
^,*	Sino-Forest Corp.	811,800	—
			6,379,583
Chile (0.4%)
	Empresas COPEC SA	1,976,993	28,472
	Cencosud SA	4,342,048	23,767
	Latam Airlines Group SA (Santiago Shares)	869,373	21,496
	SACI Falabella	2,082,259	21,360
	Empresas CMPC SA	4,768,436	18,160
	Empresa Nacional de Electricidad SA	10,082,102	16,198
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	265,547	15,419

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Enersis SA	41,296,762	14,107
Banco Santander Chile	191,915,361	13,215
Banco de Chile	75,680,264	11,298
CAP SA	320,993	11,056
ENTEL Chile SA	506,287	10,359
* Colbun SA	33,589,216	9,376
Banco de Credito e Inversiones	135,532	8,711
Sociedad Quimica y Minera de Chile SA ADR	131,521	7,608
Cia Cervecerias Unidas SA	472,459	6,869
Empresa Nacional de Electricidad SA ADR	139,605	6,683
Aguas Andinas SA Class A	9,854,661	6,634
AES Gener SA	10,512,610	6,266
Banco Santander Chile ADR	229,722	6,246
Corpbanca SA	464,486,946	6,080
E.CL SA	2,222,891	5,434
* Latam Airlines Group SA	217,064	5,290
Enersis SA ADR	294,595	4,990
Administradora de Fondos de Pensiones Provida SA	696,972	4,942
Sonda SA	1,507,138	4,611
Vina Concha y Toro SA	2,211,895	4,472
Parque Arauco SA	1,811,313	4,133
Salfacorp SA	1,384,644	3,269
Inversiones Aguas Metropolitanas SA	1,712,262	3,185
* Sociedad Matriz SAAM SA	25,209,611	2,947
* Empresas La Polar SA	4,612,311	2,221
Besalco SA	1,125,511	2,049
* Cia Sud Americana de Vapores SA	21,281,074	2,035
* Latam Airlines Group SA ADR	65,079	1,613
Cruz Blanca Salud SA	1,061,377	1,389
* AquaChile SA	1,442,726	1,031
Socovesa SA	1,903,070	1,001
Masisa SA	8,671,167	937
Empresas Iansa SA	10,867,632	847
Enjoy SA	3,413,774	771
Norte Grande SA	75,879,220	716
Multiexport Foods SA	2,242,559	544
Empresas Hites SA	550,333	429
PAZ Corp. SA	343,260	217
* Cia Pesquera Camanchaca SA	4,426,768	212
		328,665
China (4.2%)
China Mobile Ltd.	26,210,500	290,720
China Construction Bank Corp.	313,727,340	235,191
Industrial & Commercial Bank of China Ltd.	283,177,760	186,472
CNOOC Ltd.	77,702,000	159,909
Tencent Holdings Ltd.	4,410,749	155,146
Bank of China Ltd.	327,541,306	134,188
PetroChina Co. Ltd.	91,726,000	124,465
China Life Insurance Co. Ltd.	32,380,000	95,214
China Petroleum & Chemical Corp.	73,006,000	76,939
Ping An Insurance Group Co. of China Ltd.	8,158,700	64,205
China Shenhua Energy Co. Ltd.	14,787,000	62,655
China Overseas Land & Investment Ltd.	17,793,680	46,332
Agricultural Bank of China Ltd.	93,498,870	40,285
Belle International Holdings Ltd.	20,202,000	37,463
China Telecom Corp. Ltd.	60,460,000	35,771
Want Want China Holdings Ltd.	25,933,500	35,306
China Unicom Hong Kong Ltd.	20,531,694	33,100
China Merchants Bank Co. Ltd.	16,974,052	31,538
Hengan International Group Co. Ltd.	3,204,000	29,092
China Pacific Insurance Group Co. Ltd.	8,543,638	26,638
Kunlun Energy Co. Ltd.	13,992,300	25,901
Tingyi Cayman Islands Holding Corp.	8,480,000	25,123
Bank of Communications Co. Ltd.	31,406,150	22,351

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Lenovo Group Ltd.	26,970,000	21,594
^	China Minsheng Banking Corp. Ltd.	22,513,932	20,390
	China Resources Land Ltd.	8,842,000	20,057
^	Anhui Conch Cement Co. Ltd.	5,359,000	18,407
	China Communications Construction Co. Ltd.	19,254,000	17,972
	China Coal Energy Co. Ltd.	17,849,000	17,638
	China Resources Power Holdings Co. Ltd.	8,233,600	17,605
	China Resources Enterprise Ltd.	5,222,000	16,919
	China Citic Bank Corp. Ltd.	32,325,446	16,425
	China Mengniu Dairy Co. Ltd.	5,398,000	16,325
	China Merchants Holdings International Co. Ltd.	4,854,000	16,012
^	China National Building Material Co. Ltd.	12,508,000	15,831
	Jiangxi Copper Co. Ltd.	6,052,000	15,550
	PICC Property & Casualty Co. Ltd.	11,612,400	15,373
	Dongfeng Motor Group Co. Ltd.	11,730,000	14,508
	Beijing Enterprises Holdings Ltd.	2,220,000	14,310
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,608,263	14,171
	ENN Energy Holdings Ltd.	3,252,000	13,505
*	Brilliance China Automotive Holdings Ltd.	10,838,000	13,392
	Yanzhou Coal Mining Co. Ltd.	8,486,000	12,649
	China Oilfield Services Ltd.	6,656,000	12,559
^	Shimao Property Holdings Ltd.	6,503,000	12,334
^	Great Wall Motor Co. Ltd.	4,518,000	12,327
	Sinopharm Group Co. Ltd.	3,430,800	11,497
	Sun Art Retail Group Ltd.	8,217,000	11,151
	Huaneng Power International Inc.	13,814,000	11,036
^	Zijin Mining Group Co. Ltd.	26,033,000	10,461
	COSCO Pacific Ltd.	7,034,000	10,343
	Longfor Properties Co. Ltd.	5,847,500	10,271
^	Evergrande Real Estate Group Ltd.	22,937,883	9,948
	Shandong Weigao Group Medical Polymer Co. Ltd.	6,932,000	9,349
	China State Construction International Holdings Ltd.	7,671,442	9,093
	China Railway Group Ltd.	17,512,000	8,878
	Guangdong Investment Ltd.	10,770,000	8,792
	Sino-Ocean Land Holdings Ltd.	14,083,500	8,784
^	China Railway Construction Corp. Ltd.	8,664,800	8,560
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	5,955,022	7,966
	Kingboard Chemical Holdings Ltd.	2,605,000	7,712
	Country Garden Holdings Co. Ltd.	19,136,284	7,639
	Shanghai Industrial Holdings Ltd.	2,353,000	7,529
	MGM China Holdings Ltd.	4,145,200	7,448
^	Weichai Power Co. Ltd.	2,110,560	7,441
^,*	Aluminum Corp. of China Ltd.	17,148,000	7,428
	China Vanke Co. Ltd. Class B	5,688,951	7,417
	China Gas Holdings Ltd.	13,480,000	7,324
	China Resources Gas Group Ltd.	3,177,000	7,027
^	Citic Pacific Ltd.	5,521,000	7,012
^	Geely Automobile Holdings Ltd.	16,105,000	6,887
	Tsingtao Brewery Co. Ltd.	1,266,000	6,829
^	Agile Property Holdings Ltd.	5,952,000	6,717
	Guangzhou Automobile Group Co. Ltd.	9,543,883	6,535
*	China Taiping Insurance Holdings Co. Ltd.	3,755,200	6,404
^	Golden Eagle Retail Group Ltd.	2,924,000	6,384
	Zhaojin Mining Industry Co. Ltd.	3,788,500	6,369
^	CSR Corp. Ltd.	8,227,000	6,352
	Soho China Ltd.	9,005,000	6,093
	China Longyuan Power Group Corp.	9,352,000	6,066
^	GCL-Poly Energy Holdings Ltd.	34,015,000	6,013
	Yuexiu Property Co. Ltd.	21,810,000	5,963
	Zhuzhou CSR Times Electric Co. Ltd.	2,013,000	5,886
^	Uni-President China Holdings Ltd.	4,679,000	5,877
	Air China Ltd.	8,304,000	5,867
	China Communications Services Corp. Ltd.	10,401,600	5,845
	China Resources Cement Holdings Ltd.	8,595,845	5,811

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	China Shanshui Cement Group Ltd.	7,850,000	5,808
	Digital China Holdings Ltd.	3,302,000	5,535
	China Everbright Ltd.	3,762,000	5,445
^,*	China COSCO Holdings Co. Ltd.	11,017,500	5,438
	Beijing Capital International Airport Co. Ltd.	8,098,000	5,196
^,*	Poly Property Group Co. Ltd.	8,521,000	5,139
	Sino Biopharmaceutical	12,892,000	5,130
	Parkson Retail Group Ltd.	6,075,000	5,130
	Intime Department Store Group Co. Ltd.	4,308,500	5,077
^	Nine Dragons Paper Holdings Ltd.	7,070,669	4,946
	Shanghai Electric Group Co. Ltd.	12,162,000	4,916
	Far East Horizon Ltd.	6,973,598	4,912
^	China Everbright International Ltd.	9,567,000	4,907
	Chongqing Rural Commercial Bank	10,495,000	4,899
	Shui On Land Ltd.	11,589,699	4,883
	Shanghai Pharmaceuticals Holding Co. Ltd.	2,635,200	4,874
^	Guangzhou R&F Properties Co. Ltd.	3,910,400	4,779
	China BlueChemical Ltd.	7,558,000	4,772
	Daphne International Holdings Ltd.	3,950,000	4,746
	CITIC Securities Co. Ltd.	2,519,000	4,702
	Datang International Power Generation Co. Ltd.	13,238,000	4,694
*	Haier Electronics Group Co. Ltd.	3,663,000	4,665
	Franshion Properties China Ltd.	15,218,000	4,633
*	GOME Electrical Appliances Holding Ltd.	44,467,612	4,619
	Zhejiang Expressway Co. Ltd.	6,308,000	4,588
	China Agri-Industries Holdings Ltd.	7,158,000	4,461
^	Huabao International Holdings Ltd.	8,952,000	4,456
^,*	China Yurun Food Group Ltd.	5,985,413	4,366
^,*	Byd Co. Ltd.	2,213,500	4,339
	Shougang Fushan Resources Group Ltd.	12,458,000	4,335
^,*	China Shipping Container Lines Co. Ltd.	16,257,000	4,313
	Lee & Man Paper Manufacturing Ltd.	8,254,000	4,311
	Jiangsu Expressway Co. Ltd.	4,968,000	4,271
	BBMG Corp.	4,804,500	4,102
^	Skyworth Digital Holdings Ltd.	7,529,000	4,047
	Wumart Stores Inc.	2,232,000	3,954
	Bosideng International Holdings Ltd.	12,338,000	3,900
^	Shenzhou International Group Holdings Ltd.	2,004,000	3,896
^	ZTE Corp.	2,757,582	3,867
	China Southern Airlines Co. Ltd.	8,008,000	3,776
^	Yingde Gases	3,924,500	3,715
	AviChina Industry & Technology Co. Ltd.	8,744,000	3,579
*	Semiconductor Manufacturing International Corp.	89,669,000	3,505
	China International Marine Containers Group Co. Ltd. Class B	2,833,953	3,485
	Fosun International Ltd.	7,106,500	3,482
	Dah Chong Hong Holdings Ltd.	3,659,000	3,436
	Greentown China Holdings Ltd.	2,756,000	3,382
^	Anta Sports Products Ltd.	3,890,000	3,301
	Shenzhen International Holdings Ltd.	39,820,000	3,280
^	Zhongsheng Group Holdings Ltd.	2,540,500	3,263
	China Overseas Grand Oceans Group Ltd.	3,036,500	3,160
^	Beijing Enterprises Water Group Ltd.	13,776,000	3,152
^	Vinda International Holdings Ltd.	2,193,000	3,051
^	China Rongsheng Heavy Industries Group Holdings Ltd.	14,153,804	3,029
	KWG Property Holding Ltd.	5,112,000	3,027
^	Hengdeli Holdings Ltd.	9,656,000	3,020
^	China Shipping Development Co. Ltd.	5,780,000	3,020
^	Sihuan Pharmaceutical Holdings Group Ltd.	7,675,000	3,002
	Haitian International Holdings Ltd.	2,430,000	2,991
	Sinopec Shanghai Petrochemical Co. Ltd.	10,406,000	2,969
^,*	Angang Steel Co. Ltd.	4,882,000	2,909
	Minth Group Ltd.	2,886,000	2,897
^,*	China Zhongwang Holdings Ltd.	6,894,000	2,746
^	Dongyue Group	4,719,000	2,685

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	MMG Ltd.	6,728,000	2,658
^,*	Hopson Development Holdings Ltd.	2,740,000	2,634
^	China Power International Development Ltd.	9,549,000	2,594
^	China Lumena New Materials Corp.	12,640,000	2,561
^	China Metal Recycling Holdings Ltd.	2,568,000	2,558
^,*	China ZhengTong Auto Services Holdings Ltd.	3,763,500	2,536
	Yuexiu REIT	5,278,000	2,516
	China Medical System Holdings Ltd.	4,347,500	2,502
	Shenzhen Investment Ltd.	9,410,000	2,489
	China Travel International Inv HK	12,500,000	2,411
^,*	China Precious Metal Resources Holdings Co. Ltd.	12,544,000	2,410
^	Dongfang Electric Corp. Ltd.	1,416,800	2,361
	Harbin Electric Co. Ltd.	2,830,000	2,329
	China Shineway Pharmaceutical Group Ltd.	1,432,000	2,286
^,*	Metallurgical Corp. of China Ltd.	12,285,000	2,274
^	REXLot Holdings Ltd.	31,050,000	2,238
	Sany Heavy Equipment International Holdings Co. Ltd.	4,149,000	2,170
^	Towngas China Co. Ltd.	2,752,000	2,162
^,*	Renhe Commercial Holdings Co. Ltd.	51,071,635	2,158
	CSG Holding Co. Ltd. Class B	3,285,692	2,071
^	Sinopec Kantons Holdings Ltd.	2,782,000	2,071
	Sinofert Holdings Ltd.	9,780,000	2,059
^	Tong Ren Tang Technologies Co. Ltd.	1,142,000	2,052
^,*	China Modern Dairy Holdings Ltd.	7,930,000	2,052
	Tianneng Power International Ltd.	2,976,000	2,006
	Travelsky Technology Ltd.	3,862,000	1,989
^,*	Hunan Nonferrous Metal Corp. Ltd.	6,632,000	1,961
	Sunac China Holdings Ltd.	3,706,000	1,953
	Anxin-China Holdings Ltd.	8,572,000	1,896
^,*	Glorious Property Holdings Ltd.	12,083,000	1,894
	Asian Citrus Holdings Ltd.	3,389,000	1,893
^	Lonking Holdings Ltd.	8,087,000	1,884
	China Wireless Technologies Ltd.	6,444,000	1,869
*	China Oil and Gas Group Ltd.	15,600,000	1,865
	Kingboard Laminates Holdings Ltd.	4,384,000	1,862
*	North Mining Shares Co. Ltd.	32,750,000	1,837
	Jiangsu Future Land Co. Ltd. Class B	2,796,300	1,804
*	Citic Resources Holdings Ltd.	11,566,600	1,766
*	Lijun International Pharmaceutical Holding Ltd.	6,414,000	1,735
^	West China Cement Ltd.	9,376,000	1,683
^,*	Li Ning Co. Ltd.	3,182,500	1,682
^,*	Kingdee International Software Group Co. Ltd.	8,127,600	1,679
	Zhejiang Southeast Electric Power Co. Class B	3,053,900	1,663
^	Biostime International Holdings Ltd.	646,000	1,652
^	Kingsoft Corp. Ltd.	2,760,000	1,596
^	Ajisen China Holdings Ltd.	2,313,000	1,595
^,*	China High Speed Transmission Equipment Group Co. Ltd.	4,529,000	1,551
^	NVC Lighting Holdings Ltd.	5,816,000	1,533
	Phoenix Satellite Television Holdings Ltd.	4,616,000	1,464
^	Sinotrans Shipping Ltd.	5,950,500	1,455
*	First Tractor Co. Ltd.	1,744,000	1,448
^,*	Kaisa Group Holdings Ltd.	7,740,000	1,443
	Ju Teng International Holdings Ltd.	3,616,000	1,441
^	Comba Telecom Systems Holdings Ltd.	3,663,699	1,425
	China Dongxiang Group Co.	11,322,000	1,411
	Lao Feng Xiang Co. Ltd. Class B	838,560	1,409
^	New World Department Store China Ltd.	2,332,000	1,395
^	Billion Industrial Holdings Ltd.	2,642,500	1,379
	Anton Oilfield Services Group	4,444,000	1,338
^	China National Materials Co. Ltd.	4,265,000	1,328
^	Fufeng Group Ltd.	3,459,000	1,313
^	Tibet 5100 Water Resources Holdings Ltd.	4,636,000	1,306
	Shenzhen Expressway Co. Ltd.	3,434,000	1,299
^	DBA Telecommunication Asia Holdings Ltd.	2,364,000	1,289

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
^	Maoye International Holdings Ltd.	6,358,000	1,272
	TCL Multimedia Technology Holdings Ltd.	2,294,000	1,270
	Kingway Brewery Holdings Ltd.	3,534,000	1,252
	VODone Ltd.	13,006,000	1,251
	Xingda International Holdings Ltd.	3,537,000	1,249
	Hangzhou Steam Turbine Co. Class B	1,108,836	1,237
	China Water Affairs Group Ltd.	4,708,000	1,237
	Beijing Capital Land Ltd.	4,128,000	1,231
^	Lianhua Supermarket Holdings Co. Ltd.	1,517,000	1,222
^	XTEP International Holdings	2,762,500	1,199
	Luthai Textile Co. Ltd. Class B	1,368,700	1,194
^	Hua Han Bio-Pharmaceutical Holdings Ltd.	5,144,800	1,185
^	China South City Holdings Ltd.	7,484,000	1,184
*	Tech Pro Technology Development Ltd.	3,144,000	1,179
	C C Land Holdings Ltd.	5,147,000	1,172
	Yuanda China Holdings Ltd.	10,004,000	1,170
^	China Singyes Solar Technologies Holdings Ltd.	1,982,400	1,169
^	Ports Design Ltd.	1,648,000	1,168
*	Interchina Holdings Co.	18,300,000	1,165
	Dazhong Transportation Group Co. Ltd. Class B	2,405,200	1,151
	China Suntien Green Energy Corp. Ltd.	5,645,000	1,147
^	China Datang Corp. Renewable Power Co. Ltd.	10,414,000	1,136
	Sinotrans Ltd.	7,320,000	1,130
	Cosco International Holdings Ltd.	2,774,000	1,121
^	Real Nutriceutical Group Ltd.	3,144,000	1,118
^	Tiangong International Co. Ltd.	4,614,000	1,108
	Greatview Aseptic Packaging Co. Ltd.	2,108,000	1,103
^,*	Yanchang Petroleum International Ltd.	16,980,000	1,093
*	Shanghai Industrial Urban Development Group Ltd.	6,496,000	1,083
^	China Rare Earth Holdings Ltd.	4,754,000	1,081
	Yuexiu Transport Infrastructure Ltd.	2,398,000	1,076
^	Winsway Coking Coal Holding Ltd.	6,669,000	1,072
	Microport Scientific Corp.	2,081,000	1,068
^,*	Shougang Concord International Enterprises Co. Ltd.	19,806,000	1,055
	Global Bio-Chem Technology Group Co. Ltd.	8,962,000	1,036
^	Xinhua Winshare Publishing and Media Co. Ltd.	1,924,000	1,030
^	Hidili Industry International Development Ltd.	4,069,000	1,028
^	Honghua Group Ltd.	4,396,000	1,022
	PCD Stores Group Ltd.	10,856,000	1,018
^	Chaowei Power Holdings Ltd.	1,874,000	1,016
	CIMC Enric Holdings Ltd.	1,360,000	984
^	China Lilang Ltd.	1,707,000	967
	Anhui Expressway Co.	1,998,000	957
	Sunny Optical Technology Group Co. Ltd.	1,632,000	956
	Tianjin Port Development Holdings Ltd.	7,660,000	946
	Powerlong Real Estate Holdings Ltd.	5,624,000	946
*	Tianjin Development Hldgs Ltd.	1,980,000	940
	TPV Technology Ltd.	4,244,000	937
^,*	China Pharmaceutical Group Ltd.	3,216,000	936
	Shanghai Diesel Engine Co. Ltd. Class B	1,620,960	920
	Yashili International Holdings Ltd.	3,907,000	920
	Shandong Chenming Paper Holdings Ltd. Class B	2,296,000	914
	Asia Cement China Holdings Corp.	2,148,000	908
	China SCE Property Holdings Ltd.	3,954,000	908
	China National Accord Medicines Corp. Ltd. Class B	315,600	902
	China Haidian Holdings Ltd.	8,316,000	898
	MIE Holdings Corp.	3,218,000	879
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	846,120	851
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	5,476,000	846
	Livzon Pharmaceutical Group Inc. Class B	304,511	846
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	630,600	843
	Yuzhou Properties Co.	3,615,600	837
^,*	Jinchuan Group International Resources Co. Ltd.	4,281,000	825
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	668,692	819

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Kai Yuan Holdings Ltd.	30,220,000	818
	China Sanjiang Fine Chemicals Co. Ltd.	2,528,000	813
	Qingling Motors Co. Ltd.	3,348,000	810
^	CPMC Holdings Ltd.	1,142,000	804
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,840,200	804
*	China Power New Energy Development Co. Ltd.	19,840,000	802
	Magic Holdings International Ltd.	2,091,600	799
^,*	Sino Oil And Gas Holdings Ltd.	41,215,000	796
	Yip's Chemical Holdings Ltd.	1,148,000	774
	Wasion Group Holdings Ltd.	2,110,000	770
^	Prince Frog International Holdings Ltd.	1,989,000	762
	Huangshan Tourism Development Co. Ltd. Class B	654,900	760
^	361 Degrees International Ltd.	2,643,000	758
	Central China Real Estate Ltd.	3,111,736	753
	Golden Meditech Holdings Ltd.	6,340,000	751
	Baoye Group Co. Ltd.	1,466,000	748
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,092,025	738
	Road King Infrastructure Ltd.	1,056,000	734
^	China Vanadium Titano - Magnetite Mining Co. Ltd.	3,834,000	733
	Trauson Holdings Co. Ltd.	1,388,000	722
^	China Automation Group Ltd.	3,049,000	721
	Fantasia Holdings Group Co. Ltd.	7,173,000	718
	NetDragon Websoft Inc.	668,508	713
	Shandong Airlines Co. Ltd.	513,664	708
^,*	Chinasoft International Ltd.	2,890,000	706
*	Shanghai Haixin Group Co. Class B	1,818,194	705
^,*	China Huiyuan Juice Group Ltd.	2,228,000	697
	China Aerospace International Holdings Ltd.	8,706,000	693
	BYD Electronic International Co. Ltd.	3,258,500	691
*	Texhong Textile Group Ltd.	1,448,000	682
	Changshouhua Food Co. Ltd.	1,314,000	676
	Weiqiao Textile Co.	1,725,500	673
	Minmetals Land Ltd.	4,984,000	672
	Chongqing Machinery & Electric Co. Ltd.	4,392,000	665
	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,635,000	661
	HKC Holdings Ltd.	16,443,000	656
*	China Properties Group Ltd.	2,120,000	654
	Regent Manner International Holdings Ltd.	3,108,000	647
^,*	Guangzhou Shipyard International Co. Ltd.	857,800	642
	Beijing North Star Co. Ltd.	3,098,000	640
^	Hilong Holding Ltd.	2,347,000	640
	China Merchants China Direct Investments Ltd.	466,000	628
	Shanghai Baosight Software Co. Ltd. Class B	578,670	621
^,*	Boshiwa International Holding Ltd.	2,777,000	602
	China Aoyuan Property Group Ltd.	4,366,000	601
	Foshan Electrical and Lighting Co. Ltd. Class B	980,559	600
^	China All Access Holdings Ltd.	3,144,000	599
^,*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	1,862,000	596
	Goldlion Holdings Ltd.	1,309,000	595
	TCL Communication Technology Holdings Ltd.	1,938,000	592
^	Chiho-Tiande Group Ltd.	1,176,000	581
	Lingbao Gold Co. Ltd.	1,316,000	580
	AMVIG Holdings Ltd.	1,954,000	579
^	Xinjiang Xinxin Mining Industry Co. Ltd.	2,745,000	575
	Hutchison Harbour Ring Ltd.	6,762,000	574
^	Dongjiang Environmental Co. Ltd.	143,200	572
	China Forestry Holdings Co. Ltd.	3,050,000	570
	Shandong Luoxin Pharmacy Stock Co. Ltd.	692,000	553
	Shanghai Highly Group Co. Ltd. Class B	1,091,600	550
^	China Outfitters Holdings Ltd.	3,210,000	546
^,*	China ITS Holdings Co. Ltd.	3,475,000	544
*	Sinolink Worldwide Holdings Ltd.	7,104,000	529
*	Citic 21CN Co. Ltd.	8,556,000	528
	Lai Fung Holdings Ltd.	25,122,000	525

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	761,560	518
*	SRE Group Ltd.	13,162,000	515
^,*	Apollo Solar Energy Technology Holdings Ltd.	19,136,000	512
^	Peak Sport Products Co. Ltd.	2,686,000	507
	Pacific Online Ltd.	1,597,200	502
	Double Coin Holdings Ltd. Class B	945,900	499
	China Glass Holdings Ltd.	3,608,000	499
	MIN XIN Holdings Ltd.	908,000	498
^	Shandong Chenming Paper Holdings Ltd.	1,337,000	495
*	SGSB Group Co. Ltd. Class B	1,210,896	492
	Hosa International Ltd.	1,628,000	491
	Labixiaoxin Snacks Group Ltd.	1,375,000	490
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,316,000	490
*	Pou Sheng International Holdings Ltd.	7,678,750	489
	China Tontine Wines Group Ltd.	4,750,000	489
*	Hubei Sanonda Co. Ltd. Class B	1,294,400	482
^,*	China Green Holdings Ltd.	2,190,000	481
*	CGN Mining Co. Ltd.	4,560,000	475
^	Welling Holding Ltd.	3,869,200	467
*	Shanghai Lingyun Industries Development Co. Ltd. Class B	973,000	466
	Eastern Communications Co. Ltd. Class B	1,274,400	457
	O-Net Communications Group Ltd.	1,695,000	446
	Konka Group Co. Ltd. Class B	1,630,100	444
*	INESA Electron Co. Ltd. Class B	1,362,220	433
	Shanghai Prime Machinery Co. Ltd.	2,990,000	427
	Sparkle Roll Group Ltd.	7,112,000	425
*	Chigo Holding Ltd.	17,208,000	425
^,*	Heng Tai Consumables Group Ltd.	20,075,693	424
	Wuxi Little Swan Co. Ltd. Class B	484,390	417
	Shanghai Jinjiang International Travel Co. Ltd. Class B	353,700	416
	Shenzhen Chiwan Petroleum Class B	369,300	414
	Jingwei Textile Machinery	776,000	414
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	590,800	414
	Inspur International Ltd.	12,855,000	413
	Qunxing Paper Holdings Co. Ltd.	1,573,000	412
*	Shanghai Dingli Technology Development Group Co. Ltd. Class B	669,300	409
*	Extrawell Pharmaceutical Holdings Ltd.	6,780,000	406
	Winteam Pharmaceutical Group Ltd.	2,086,000	403
	Xiamen International Port Co. Ltd.	3,478,000	403
*	BaWang International Group Holding Ltd.	4,350,000	397
*	Chongqing Iron & Steel Co. Ltd.	2,524,000	392
*	Jinshan Development & Construction Co. Ltd. Class B	947,900	390
	China Qinfa Group Ltd.	2,590,000	389
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,270,700	389
*	China Fangda Group Co. Ltd. Class B	1,313,790	383
*	AVIC International Holding HK Ltd.	12,008,000	381
*	Viva China Holdings Ltd.	31,250,000	378
	Beijing Jingkelong Co. Ltd.	649,000	377
^	CITIC Dameng Holdings Ltd.	3,253,000	372
*	Huadian Energy Co. Ltd. Class B	1,582,400	372
	Shandong Molong Petroleum Machinery Co. Ltd.	1,047,200	364
	Shengli Oil & Gas Pipe Holdings Ltd.	3,924,000	358
*	Binhai Investment Co. Ltd.	6,388,000	350
^,*	Daqing Dairy Holdings Ltd.	1,578,000	342
	Xiwang Special Steel Co. Ltd.	2,035,000	338
*	Shanghai Dajiang Group Class B	1,319,101	335
	International Taifeng Holdings Ltd.	1,102,000	334
*	SPG Land Holdings Ltd.	1,358,000	334
*	China Mining Resources Group Ltd.	22,644,000	330
^,*	Heng Xin China Holdings Ltd.	8,704,000	330
	Tianjin Capital Environmental Protection Group Co. Ltd.	1,360,000	316
	Le Saunda Holdings Ltd.	1,076,000	316
	SinoMedia Holding Ltd.	648,000	316
*	Century Ginwa Retail Holdings Ltd.	5,548,000	315

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Overseas Chinese Town Asia Holdings Ltd.	860,000	314
*	Asia Energy Logistics Group Ltd.	22,050,000	303
	Hainan Meilan International Airport Co. Ltd.	483,000	301
*	Goodtop Tin International Holdings Ltd.	5,820,000	299
	Henderson Investment Ltd.	3,874,000	299
	Beijing Jingneng Clean Energy Co. Ltd.	1,386,000	293
	Catic Shenzhen Holdings Ltd.	800,000	293
*	Shenzhen International Enterprise Class B	229,100	293
	Boer Power Holdings Ltd.	809,000	291
^,*	Comtec Solar Systems Group Ltd.	2,464,000	287
*	Jinzhou Port Co. Ltd. Class B	820,600	280
^,*	Loudong General Nice Resources China Holdings Ltd.	6,465,600	275
	China Flooring Holding Co. Ltd.	1,431,000	274
	Great Wall Technology Co. Ltd.	1,532,000	273
	SYP Glass Group Co. Ltd.	655,200	268
*	Beijing Properties Holdings Ltd.	7,294,000	268
	Dawnrays Pharmaceutical Holdings Ltd.	1,168,000	247
^	Youyuan International Holdings Ltd.	996,000	244
^	Credit China Holdings Ltd.	2,942,400	242
*	China New Town Development Co. Ltd.	6,177,694	235
	Good Friend International Holdings Inc.	654,000	229
*	ChinaVision Media Group Ltd.	6,300,000	227
	Leoch International Technology Ltd.	1,412,000	222
	Sijia Group Co.	1,027,000	212
*	SMI Corp. Ltd.	8,872,000	209
	DaChan Food Asia Ltd.	1,452,000	208
*	Solargiga Energy Holdings Ltd.	3,623,000	202
*	PAX Global Technology Ltd.	1,109,000	197
*	Ausnutria Dairy Corp. Ltd.	1,045,000	197
	China Nickel Resources Holdings Co. Ltd.	2,464,000	196
	China Starch Holdings Ltd.	6,605,000	196
	Yantai North Andre Juice Co.	4,955,000	194
	Changchai Co. Ltd. Class B	507,900	194
*	Huangshi Dongbei Electrical Appliance Co. Ltd. Class B	350,390	193
*	Shenzhen SEG Co. Ltd. Class B	644,000	191
	Fiyta Holdings Ltd. Class B	248,720	189
*	Jinan Qingqi Motorcycle Co. Class B	636,000	186
*	Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B	274,200	186
	Evergreen International Holdings Ltd.	897,000	181
	Nanjing Panda Electronics Co. Ltd.	774,000	180
	Shanghai Potevio Co. Ltd. Class B	345,100	175
	Royale Furniture Holdings Ltd.	2,076,750	173
^,*	Dynasty Fine Wines Group Ltd.	1,056,000	173
*	Shirble Department Stores Holdings China Ltd.	1,836,000	171
	Embry Holdings Ltd.	346,000	165
*	SIM Technology Group Ltd.	3,646,000	164
	Hefei Meiling Co. Ltd. Class B	404,064	161
^,*	China Energine International Holdings Ltd.	3,956,000	160
*	Tsann Kuen China Enterprise Co. Ltd. Class B	2,723,200	158
*	Besunyen Holdings Co. Ltd.	2,038,000	157
*	Richly Field China Development Ltd.	13,280,000	151
^	Xiwang Sugar Holdings Co. Ltd.	1,380,000	145
^,*	Real Gold Mining Ltd.	1,345,000	145
*	Luoyang Glass Co. Ltd.	716,000	144
*	China Chengtong Development Group Ltd.	3,802,000	143
*	Shanghai Automation Instrumentation Co. Ltd. Class B	296,100	142
	Wafangdian Bearing Co. Ltd. Class B	225,900	141
*	Zhonglu Co. Ltd. Class B	209,800	139
	Anhui Tianda Oil Pipe Co. Ltd.	773,000	138
*	Greattown Holdings Ltd. Class B	402,000	137
*	Tianjin Marine Shipping Co. Ltd. Class B	497,100	135
*	China Textile Machinery Class B	347,692	131
*	Global Energy Resources International Group Ltd.	25,840,000	130
^	Trony Solar Holdings Co. Ltd.	1,562,000	127

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Shanghai Material Trading Co. Ltd. Class B	275,700	125
	Dalian Refrigeration Co. Ltd. Class B	212,500	119
*	Global Sweeteners Holdings Ltd.	1,690,000	117
^,*	China Kingstone Mining Holdings Ltd.	3,279,000	116
			3,190,656
Colombia (0.1%)
	Ecopetrol SA ADR	406,524	24,070
	Bancolombia SA ADR	353,934	22,659
	Almacenes Exito SA	280,646	5,350
	Ecopetrol SA	1,757,820	5,230
	Interconexion Electrica SA ESP	949,714	5,143
	Grupo Aval Acciones y Valores Prior Pfd.	6,055,439	4,281
	Grupo de Inversiones Suramericana SA Prior Pfd.	206,800	4,256
	Grupo de Inversiones Suramericana SA	174,860	3,414
	Isagen SA ESP	1,460,646	2,049
*	Fabricato SA	19,253,146	957
	Grupo Argos SA Prior Pfd.	76,772	855
	Cementos Argos SA	135,002	646
	Corp Financiera Colombiana SA	31,548	599
	Grupo Argos SA	50,291	575
			80,084
Czech Republic (0.1%)
	CEZ AS	698,873	25,826
	Komercni Banka AS	65,539	13,411
	Telefonica Czech Republic AS	484,114	9,642
*	Unipetrol AS	317,362	2,755
	Philip Morris CR AS	2,752	1,478
	Pegas Nonwovens SA	41,670	954
^,*	Central European Media Enterprises Ltd. Class A	158,000	897
	Fortuna Entertainment Group NV	84,483	375
			55,338
Denmark (0.8%)
	Novo Nordisk A/S Class B	1,771,488	283,997
*	Danske Bank A/S	2,829,869	44,270
	Carlsberg A/S Class B	464,847	40,125
	AP Moeller - Maersk A/S Class B	5,735	40,028
	Novozymes A/S	1,057,880	29,228
	Coloplast A/S Class B	99,157	21,750
	DSV A/S	822,084	18,492
	AP Moeller - Maersk A/S Class A	2,387	15,816
	TDC A/S	2,144,370	14,785
	FLSmidth & Co. A/S	231,451	13,659
	GN Store Nord A/S	868,141	13,606
	Chr Hansen Holding A/S	389,397	12,185
*	Topdanmark A/S	49,038	9,945
*	William Demant Holding A/S	113,906	9,796
*	Jyske Bank A/S	289,004	8,797
	Tryg A/S	104,466	6,821
*	Sydbank A/S	304,234	5,573
^,*	Vestas Wind Systems A/S	886,298	5,124
	SimCorp A/S	18,882	4,120
^	Pandora A/S	245,764	3,902
^	NKT Holding A/S	103,232	3,460
	Royal UNIBREW A/S	42,364	3,372
	Rockwool International A/S Class B	35,446	3,337
^	D/S Norden A/S	103,025	2,717
*	Genmab A/S	158,970	2,214
	United International Enterprises	12,288	2,096
*	Bang & Olufsen A/S	147,312	1,817
	ALK-Abello A/S	25,718	1,711
	Solar A/S Class B	24,625	1,526
	Schouw & Co.	62,032	1,418
*	Auriga Industries Class B	63,807	948

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	East Asiatic Co. Ltd. A/S	47,088	909
*	Bavarian Nordic A/S	97,774	892
*	Alm Brand A/S	309,697	772
	Dfds A/S	15,092	732
	IC Companys A/S	26,082	457
*	Greentech Energy Systems AS	106,905	215
*	Amagerbanken A/S	537,565	—
			630,612
Egypt (0.0%)
*	Orascom Construction Industries GDR	309,094	12,642
*	Orascom Telecom Holding SAE GDR	1,766,123	5,311
	Commercial International Bank Egypt SAE	253,786	1,572
*	Talaat Moustafa Group	1,864,744	1,488
*	Egyptian Financial Group-Hermes Holding	598,798	1,149
	Telecom Egypt Co.	431,535	981
	National Societe Generale Bank SAE	102,848	780
	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	762
	Egyptian Kuwaiti Holding Co. SAE	367,852	464
			25,149
Exchange-Traded Fund (0.2%)
3	Vanguard MSCI Emerging Markets ETF	2,800,000	116,172

Finland (0.6%)
	Sampo Oyj	1,819,724	57,055
^	Kone Oyj Class B	676,360	48,502
^	Nokia Oyj	16,283,466	43,778
	Fortum Oyj	1,926,554	35,657
	Wartsila OYJ Abp	729,884	29,559
	UPM-Kymmene Oyj	2,282,559	24,507
	Nokian Renkaat Oyj	486,717	20,270
	Metso Oyj	554,016	19,484
	Stora Enso Oyj	2,416,753	15,288
	Elisa Oyj	617,192	13,244
	Orion Oyj Class B	417,828	10,339
	Outotec Oyj	192,201	9,391
	YIT Oyj	472,501	9,317
	Kesko Oyj Class B	281,539	8,804
	Pohjola Bank plc Class A	606,272	8,270
	Neste Oil Oyj	563,252	7,054
	Amer Sports Oyj	485,639	6,882
^	Konecranes Oyj	211,479	6,725
	Huhtamaki Oyj	365,813	6,185
	Kemira Oyj	441,266	5,871
	Tieto Oyj	262,065	5,030
	Sponda Oyj	1,039,164	4,609
^	Sanoma Oyj	360,978	3,510
^	Cargotec Oyj Class B	154,356	3,404
^,*	Outokumpu Oyj	3,977,793	3,380
	Tikkurila Oyj	165,258	3,132
	Citycon Oyj	909,278	2,978
	Uponor Oyj	244,324	2,757
^	Stockmann OYJ Abp Class B	137,293	2,583
*	Metsa Board Oyj	843,972	2,533
^	Rautaruukki Oyj	370,863	2,352
	Vacon plc	41,794	2,145
	Ramirent Oyj	281,368	2,106
^,*	Talvivaara Mining Co. plc	761,267	1,599
	Technopolis Oyj	281,923	1,283
	Oriola-KD Oyj	424,624	1,150
	PKC Group Oyj	63,290	1,149
	Cramo Oyj	112,957	1,149
^	F-Secure Oyj	337,811	711
*	Biotie Therapies Oyj	1,368,280	689
	Poyry Oyj	161,314	670

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
HKScan Oyj	114,877	503
Ponsse Oy	37,284	297
Atria plc Class A	42,185	283
		436,184
France (5.9%)
Total SA	9,253,629	466,111
Sanofi	5,171,210	454,178
BNP Paribas SA	4,202,720	212,008
LVMH Moet Hennessy Louis Vuitton SA	1,105,166	179,680
Air Liquide SA	1,358,755	160,405
Danone SA	2,518,724	154,921
Schneider Electric SA	2,269,418	142,100
L'Oreal SA	1,048,346	133,610
GDF Suez	5,573,382	127,923
AXA SA	7,690,260	122,574
Vivendi SA	5,606,133	114,878
Pernod-Ricard SA	920,285	99,113
* Societe Generale SA	3,036,864	96,853
France Telecom SA	8,057,559	90,064
Unibail-Rodamco SE	398,949	89,858
Vinci SA	2,001,150	88,704
Cie Generale d'Optique Essilor International SA	875,195	78,920
Cie Generale des Etablissements Michelin	782,807	67,482
European Aeronautic Defence and Space Co. NV	1,791,133	63,747
Carrefour SA	2,509,912	60,616
Cie de St-Gobain	1,717,132	60,487
ArcelorMittal	4,070,189	60,176
PPR	328,808	57,965
Technip SA	434,979	49,062
Lafarge SA	812,149	47,616
Publicis Groupe SA	770,505	41,529
Safran SA	997,522	39,735
Legrand SA	1,029,279	39,709
Renault SA	837,533	37,554
SES SA	1,321,915	36,591
Christian Dior SA	237,436	34,112
* Credit Agricole SA	4,354,619	32,870
Sodexo	410,337	31,611
Gemalto NV	343,975	31,068
Alstom SA	895,124	30,598
Dassault Systemes SA	268,364	28,314
Cap Gemini SA	644,607	27,118
Bureau Veritas SA	239,407	25,427
Arkema SA	270,593	24,692
* Cie Generale de Geophysique - Veritas	693,133	22,565
Electricite de France SA	1,042,852	22,068
Edenred	735,869	21,296
Casino Guichard Perrachon SA	240,301	20,976
Accor SA	643,117	20,096
Bouygues SA	821,998	19,757
SCOR SE	708,502	18,918
Groupe Eurotunnel SA	2,427,884	18,490
Eutelsat Communications SA	576,984	18,476
Vallourec SA	447,656	18,415
STMicroelectronics NV	2,773,912	16,338
Klepierre	434,527	16,118
AtoS	236,621	15,887
Iliad SA	99,135	15,276
Societe BIC SA	124,229	15,159
Zodiac Aerospace	147,581	15,132
Veolia Environnement SA	1,468,808	14,539
Lagardere SCA	515,825	14,123
Thales SA	396,466	13,956
Valeo SA	312,538	13,762

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Natixis	4,043,466	13,271
	Suez Environnement Co.	1,227,010	13,026
	Wendel SA	142,738	12,584
	Gecina SA	96,047	10,654
^,*	Alcatel-Lucent	10,187,015	10,416
	Aeroports de Paris	130,010	10,062
	Remy Cointreau SA	96,721	10,028
	CNP Assurances	651,484	9,206
	ICADE	101,428	9,129
	Fonciere Des Regions	112,642	9,066
	Rexel SA	464,085	8,406
	Ingenico	157,999	8,366
	Imerys SA	147,359	8,290
	Neopost SA	144,598	7,928
	CFAO SA	160,849	7,765
	Rubis SCA	126,819	7,738
	Teleperformance SA	234,201	7,092
^,*	Peugeot SA	1,011,978	6,491
	SEB SA	99,093	6,452
	Eurazeo	135,801	6,225
	JCDecaux SA	293,548	6,214
	IPSOS	156,295	5,495
	Eurofins Scientific	34,354	5,318
	Etablissements Maurel et Prom	374,649	5,222
	Eiffage SA	149,660	5,150
	Societe Immobiliere de Location pour l'Industrie et le Commerce	45,269	5,070
^,*	Air France-KLM	580,784	4,855
	Bourbon SA	176,960	4,778
	Orpea	116,391	4,759
^	Havas SA	915,264	4,632
	Societe Television Francaise 1	498,635	4,285
	Euler Hermes SA	58,930	4,067
	Nexans SA	92,027	3,919
	SA des Ciments Vicat	68,217	3,677
	Nexity SA	114,860	3,541
	Metropole Television SA	249,439	3,480
*	UBISOFT Entertainment	368,612	3,430
	Ipsen SA	131,210	3,390
	Virbac SA	19,209	3,346
^	Faurecia	218,289	3,287
*	Technicolor SA	1,231,257	3,128
*	Altran Technologies SA	443,527	2,988
	Plastic Omnium SA	106,251	2,938
	APERAM	202,046	2,930
	Rallye SA	92,990	2,837
	Alten SA	89,108	2,804
^	Vilmorin & Cie	22,123	2,629
	Medica SA	144,286	2,580
	Mercialys SA	118,505	2,486
	Saft Groupe SA	104,253	2,319
^,*	GameLoft SA	312,125	2,140
	Ciments Francais SA	29,627	1,802
	Mersen	70,873	1,794
	Groupe Steria SCA	103,021	1,665
	Sartorius Stedim Biotech	18,163	1,644
*	Club Mediterranee	99,618	1,584
^	Naturex	21,966	1,537
	Faiveley Transport SA	27,549	1,537
^,*	AB Science SA	64,288	1,498
^	Bonduelle S.C.A.	16,134	1,485
	ANF Immobilier	33,918	1,463
^	Beneteau SA	145,455	1,454
	Societe d'Edition de Canal &	237,492	1,426
	Sechilienne-Sidec	75,817	1,300

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
^,*	SOITEC	432,284	1,300
	Societe de la Tour Eiffel	22,947	1,267
	April	67,357	1,191
^	Fimalac	26,619	1,187
	Altamir Amboise	129,181	1,159
	Credit Agricole Nord de France	75,687	1,149
	ABC Arbitrage	141,866	1,140
*	Parrot SA	30,156	1,046
^,*	Carmat	6,896	1,037
*	Maurel & Prom Nigeria SA	392,808	988
	Derichebourg SA	348,658	986
	LISI	14,639	972
	Assystem	51,991	965
	Sopra Group SA	19,784	934
	Stallergenes SA	16,011	930
^,*	PagesJaunes Groupe	510,002	928
^,*	Bull	315,834	922
	FFP	25,404	901
	Esso SA Francaise	11,880	850
	GL Events	35,298	778
	Boiron SA	24,192	775
	Manitou BF SA	47,532	738
^,*	Artprice.com	17,605	728
^,*	Transgene SA	66,628	705
^	Interparfums SA	25,757	681
	NRJ Group	95,684	644
^,*	Euro Disney SCA	95,938	643
*	Boursorama	104,347	626
	Akka Technologies SA	21,689	613
	Cie des Alpes	30,964	553
	GFI Informatique SA	146,736	535
	Tessi SA	5,083	474
	Jacquet Metal Service	46,816	456
	Seche Environnement SA	13,531	443
	Maisons France Confort	14,626	437
^,*	Archos	102,407	414
	Trigano SA	36,867	400
^,*	Sequana SA	235,272	365
	Cegid Group	18,060	349
	Devoteam SA	29,403	339
	Societe Internationale de Plantations d'Heveas SA	4,348	338
	Pierre & Vacances SA	18,664	315
	Axway Software SA	16,191	253
*	Haulotte Group SA	40,761	252
^,*	Mauna Kea Technologies	16,109	230
*	ST Dupont SA	515,374	221
	Vranken-Pommery Monopole SA	5,904	187
*	Spir Communication	6,326	121
*	UBISOFT Entertainment Warrants Exp. 10/10/2013	329,753	34
			4,444,903
Germany (5.6%)
	Siemens AG	3,578,905	360,609
	BASF SE	3,995,158	331,403
	Bayer AG	3,597,021	313,638
	SAP AG	4,006,397	292,161
	Allianz SE	1,980,444	246,023
	Daimler AG	3,933,904	184,285
	Deutsche Bank AG	4,043,757	184,199
	E.ON AG	7,834,581	178,356
	Deutsche Telekom AG	12,224,747	139,467
	Linde AG	805,140	135,492
	Volkswagen AG Prior Pfd.	628,886	130,574
	Muenchener Rueckversicherungs AG	779,641	125,448
	Bayerische Motoren Werke AG	1,438,793	115,027

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
RWE AG	2,126,630	97,325
Adidas AG	909,155	77,494
Deutsche Post AG	3,677,669	72,914
Fresenius Medical Care AG & Co. KGaA	913,941	64,218
Henkel AG & Co. KGaA Prior Pfd.	775,323	61,993
Fresenius SE & Co. KGaA	539,079	61,470
Deutsche Boerse AG	839,220	45,474
Porsche Automobil Holding SE Prior Pfd.	666,945	44,455
ThyssenKrupp AG	1,673,612	38,138
Henkel AG & Co. KGaA	563,474	36,485
Merck KGaA	280,949	35,935
K&S AG	750,179	35,555
Continental AG	347,169	34,943
HeidelbergCement AG	610,956	32,468
Infineon Technologies AG	4,723,135	32,176
Beiersdorf AG	437,433	31,823
* Commerzbank AG	15,789,287	30,333
Lanxess AG	360,882	29,855
Brenntag AG	223,479	28,199
Kabel Deutschland Holding AG	385,324	27,803
Volkswagen AG	128,100	25,051
GEA Group AG	762,023	23,842
Bilfinger SE	190,390	18,657
MAN SE	184,487	18,644
Hannover Rueckversicherung AG	262,975	18,528
MTU Aero Engines Holding AG	214,610	18,041
* QIAGEN NV	1,018,724	17,747
Symrise AG	488,222	17,562
Metro AG	566,415	16,329
Deutsche Lufthansa AG	991,579	15,170
Bayerische Motoren Werke AG Prior Pfd.	227,632	12,610
Software AG	282,922	11,362
Suedzucker AG	286,391	11,102
Deutsche Wohnen AG	602,626	11,037
Fuchs Petrolub AG Prior Pfd.	153,498	10,853
Hugo Boss AG	107,872	10,827
Wirecard AG	465,920	10,671
ProSiebenSat.1 Media AG Prior Pfd.	381,392	10,635
Fraport AG Frankfurt Airport Services Worldwide	160,567	9,423
Aurubis AG	147,079	9,311
GSW Immobilien AG	208,103	8,554
United Internet AG	425,087	8,507
Rheinmetall AG	171,357	8,190
Deutsche Euroshop AG	192,541	7,869
Stada Arzneimittel AG	254,473	7,707
Axel Springer AG	172,779	7,414
* Sky Deutschland AG	1,675,617	7,303
Salzgitter AG	168,854	7,302
Celesio AG	371,194	7,196
RWE AG Prior Pfd.	167,229	6,930
^ Freenet AG	412,114	6,821
Gerresheimer AG	136,181	6,759
* Hochtief AG	135,571	6,734
^ SGL Carbon SE	155,067	6,185
Wincor Nixdorf AG	131,488	5,864
* TUI AG	604,327	5,671
^ Aixtron SE NA	420,835	5,520
* Dialog Semiconductor plc	263,483	5,247
Fuchs Petrolub AG	77,758	4,846
Leoni AG	141,447	4,726
TAG Immobilien AG	401,606	4,642
Douglas Holding AG	94,865	4,631
Gerry Weber International AG	100,664	4,578
* GAGFAH SA	400,518	4,558

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Aareal Bank AG	208,006	4,473
	Pfeiffer Vacuum Technology AG	42,884	4,384
*	Kloeckner & Co. SE	441,981	4,007
	Gildemeister AG	212,943	3,952
	Carl Zeiss Meditec AG	143,427	3,937
	ElringKlinger AG	140,839	3,926
^	Wacker Chemie AG	68,311	3,862
	Rational AG	14,884	3,768
	Duerr AG	49,280	3,697
	Vossloh AG	34,811	3,511
*	KUKA AG	113,013	3,393
	GFK SE	72,904	3,321
	Sartorius AG Prior Pfd.	39,439	3,297
	Alstria Office REIT-AG	272,925	3,295
	Krones AG	53,278	3,143
*	Morphosys AG	89,829	3,054
	CTS Eventim AG	96,640	2,869
	KWS Saat AG	9,705	2,788
	Hamburger Hafen und Logistik AG	109,223	2,656
	BayWa AG	58,492	2,651
^	Draegerwerk AG & Co. KGaA Prior Pfd.	26,858	2,631
	NORMA Group AG	92,546	2,559
	Indus Holding AG	95,357	2,401
	Jungheinrich AG Prior Pfd.	71,728	2,375
	Drillisch AG	191,829	2,364
	Bechtle AG	61,514	2,321
	Bertrandt AG	21,319	1,784
^,*	IVG Immobilien AG	628,560	1,565
	Hamborner REIT AG	169,733	1,561
	Sto AG Prior Pfd.	10,956	1,543
	Jenoptik AG	162,024	1,535
*	Deutz AG	347,682	1,525
	Comdirect Bank AG	147,507	1,450
	Tom Tailor Holding AG	65,972	1,407
	Wacker Neuson SE	101,896	1,389
^,*	Heidelberger Druckmaschinen AG	908,614	1,364
	Biotest AG Prior Pfd.	23,127	1,350
*	Evotec AG	372,738	1,337
	MLP AG	204,442	1,315
	Aurelius AG	24,799	1,266
	Sixt AG Prior Pfd.	81,134	1,243
	Delticom AG	21,810	1,223
	STRATEC Biomedical AG	28,596	1,205
*	SAF-Holland SA	181,434	1,180
	Gesco AG	13,626	1,153
	Balda AG	171,382	1,126
	Sixt AG	59,549	1,108
	Deutsche Beteiligungs AG	43,625	1,102
	QSC AG	385,221	1,051
	Takkt AG	81,611	1,048
*	Patrizia Immobilien AG	137,458	971
	Draegerwerk AG & Co. KGaA	12,019	969
*	Tipp24 SE	19,550	964
	Kontron AG	203,080	955
	Cewe Color Holding AG	21,575	951
	XING AG	16,477	937
	DIC Asset AG	99,500	929
	Grammer AG	47,298	922
	KHD Humboldt Wedag International AG	150,157	906
	H&R AG	54,201	893
	Nemetschek AG	19,484	868
*	ADVA Optical Networking SE	152,189	856
^,*	Suss Microtec AG	90,103	850
^,*	Nordex SE	240,940	843

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Bauer AG	37,719	817
	VTG AG	51,955	816
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	42,027	803
	CENTROTEC Sustainable AG	42,797	773
*	Borussia Dortmund GmbH & Co. KGaA	200,912	668
*	Stroer Out-of-Home Media AG	73,145	645
	Prime Office REIT-AG	153,911	639
	CropEnergies AG	92,688	563
^	Solarworld AG	320,710	555
	CAT Oil AG	67,656	489
	Elmos Semiconductor AG	51,104	443
*	zooplus AG	10,009	434
	Daimler AG	9,125	428
	R Stahl AG	12,200	422
	KSB AG	728	388
	OHB AG	19,520	382
^,*	Air Berlin plc	186,592	370
*	Constantin Medien AG	193,724	361
	Muehlbauer Holding AG & Co. KGaA	13,933	354
*	Homag Group AG	26,658	344
	DAB Bank AG	73,000	320
	Asian Bamboo AG	31,667	243
*	Colonia Real Estate AG	40,511	207
*	Verbio AG	54,229	116
			4,247,753
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	871,493	18,665
*	National Bank of Greece SA	3,955,488	9,267
	OPAP SA	960,460	6,139
*	Alpha Bank AE	2,249,509	5,274
*	Titan Cement Co. SA	236,190	4,401
*	Bank of Cyprus plc	7,088,788	2,999
*	Public Power Corp. SA	514,780	2,956
*	Piraeus Bank SA	5,038,117	2,719
	JUMBO SA	409,223	2,709
^,*	Hellenic Telecommunications Organization SA ADR	1,114,196	2,524
	Hellenic Petroleum SA	316,243	2,479
*	Hellenic Telecommunications Organization SA	523,594	2,309
*	Folli Follie Group	148,572	2,029
	Motor Oil Hellas Corinth Refineries SA	229,313	1,998
*	Mytilineos Holdings SA	413,344	1,877
*	Eurobank Ergasias SA	1,512,769	1,763
*	Viohalco Hellenic Copper and Aluminum Industry SA	374,495	1,604
	Hellenic Exchanges SA	298,361	1,333
*	Marfin Investment Group Holdings SA	2,952,029	1,315
*	Ellaktor SA	536,378	1,049
	Metka SA	101,341	922
	Intralot SA-Integrated Lottery Systems & Services	402,452	810
*	Frigoglass SA	117,202	680
*	National Bank of Greece SA ADR	202,529	480
	Eurobank Properties Real Estate Investment Co.	50,776	315
	Terna Energy SA	99,227	296
			78,912
Hong Kong (2.1%)
	AIA Group Ltd.	44,536,585	175,629
	Sun Hung Kai Properties Ltd.	6,823,039	94,321
	Hutchison Whampoa Ltd.	9,263,075	90,745
	Cheung Kong Holdings Ltd.	6,039,960	89,026
	Hong Kong Exchanges and Clearing Ltd.	4,462,250	73,237
	CLP Holdings Ltd.	7,857,843	66,952
	Hong Kong & China Gas Co. Ltd.	22,689,615	60,232
	Power Assets Holdings Ltd.	6,021,320	51,166
	Hang Seng Bank Ltd.	3,320,350	50,890
	BOC Hong Kong Holdings Ltd.	16,076,539	49,292

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Link REIT	9,851,214	48,954
	Wharf Holdings Ltd.	6,582,270	44,880
	Li & Fung Ltd.	25,404,479	42,379
	Sands China Ltd.	10,516,721	39,313
	Swire Pacific Ltd. Class A	2,954,108	34,941
	Hang Lung Properties Ltd.	9,714,915	33,639
	Henderson Land Development Co. Ltd.	4,113,940	28,371
	New World Development Co. Ltd.	16,104,674	24,778
	MTR Corp. Ltd.	6,299,424	24,572
	Sino Land Co. Ltd.	12,836,066	22,900
	Hang Lung Group Ltd.	3,806,695	22,500
	Bank of East Asia Ltd.	5,923,944	21,885
^,*	Galaxy Entertainment Group Ltd.	6,347,663	21,682
	Wynn Macau Ltd.	6,747,009	19,007
	SJM Holdings Ltd.	8,394,219	18,192
	Wheelock & Co. Ltd.	3,985,464	17,384
	Kerry Properties Ltd.	3,144,592	15,590
	Shangri-La Asia Ltd.	6,767,676	13,065
	Cheung Kong Infrastructure Holdings Ltd.	2,138,311	12,528
	Hysan Development Co. Ltd.	2,753,802	12,148
	Yue Yuen Industrial Holdings Ltd.	3,230,442	11,119
	Techtronic Industries Co.	5,489,500	10,405
	AAC Technologies Holdings Inc.	2,920,500	10,398
	First Pacific Co. Ltd.	9,162,574	10,187
	Television Broadcasts Ltd.	1,326,000	9,864
^	ASM Pacific Technology Ltd.	864,584	9,618
	Cathay Pacific Airways Ltd.	5,151,514	9,304
	NWS Holdings Ltd.	6,161,292	9,286
	Hopewell Holdings Ltd.	2,472,637	8,889
^	VTech Holdings Ltd.	697,200	8,259
	Wing Hang Bank Ltd.	773,880	8,192
^	Esprit Holdings Ltd.	5,637,669	7,290
	PCCW Ltd.	17,304,452	6,971
	Orient Overseas International Ltd.	952,103	5,995
	Stella International Holdings Ltd.	2,074,500	5,451
	Giordano International Ltd.	6,308,000	5,229
	Lifestyle International Holdings Ltd.	2,406,601	5,130
	Champion REIT	10,244,000	4,804
	Cafe de Coral Holdings Ltd.	1,462,000	4,324
	Johnson Electric Holdings Ltd.	6,620,000	4,242
^	Xinyi Glass Holdings Ltd.	7,488,000	4,181
^	Pacific Basin Shipping Ltd.	6,899,000	3,682
	Melco International Development Ltd.	3,746,000	3,611
	Great Eagle Holdings Ltd.	1,209,000	3,576
^	Luk Fook Holdings International Ltd.	1,426,000	3,562
*	G-Resources Group Ltd.	69,891,971	3,324
^,*	Foxconn International Holdings Ltd.	9,234,714	3,204
	SmarTone Telecommunications Holdings Ltd.	1,581,000	3,186
	Vitasoy International Holdings Ltd.	3,332,000	3,160
	Trinity Ltd.	4,216,000	2,941
	SA SA International Holdings Ltd.	4,220,000	2,889
	Chow Sang Sang Holdings International Ltd.	1,313,000	2,788
	Shun Tak Holdings Ltd.	6,570,500	2,610
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,090,000	2,526
	Dah Sing Financial Holdings Ltd.	576,000	2,206
^	Brightoil Petroleum Holdings Ltd.	10,776,000	2,161
	Texwinca Holdings Ltd.	2,712,000	2,153
^	K Wah International Holdings Ltd.	4,458,000	2,017
	Sunlight REIT	4,325,000	1,766
^	Value Partners Group Ltd.	3,141,000	1,705
	Kowloon Development Co. Ltd.	1,422,000	1,632
	Dah Sing Banking Group Ltd.	1,579,600	1,574
	Midland Holdings Ltd.	3,096,000	1,557
^,*	United Laboratories International Holdings Ltd.	2,864,500	1,524

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	HKR International Ltd.	3,178,400	1,520
	Pacific Textile Holdings Ltd.	2,267,000	1,498
	Singamas Container Holdings Ltd.	5,580,000	1,403
	Prosperity REIT	4,909,000	1,403
^	Emperor Watch & Jewellery Ltd.	14,190,000	1,346
	Newocean Energy Holdings Ltd.	3,378,000	1,297
	SITC International Holdings Co. Ltd.	4,820,949	1,277
*	CST Mining Group Ltd.	84,744,000	1,198
^	SOCAM Development Ltd.	1,072,353	1,111
	Regal REIT	4,076,000	1,109
	Emperor International Holdings	4,363,333	1,043
	CK Life Sciences International Holdings Inc.	13,046,000	1,025
	Citic Telecom International Holdings Ltd.	4,437,000	1,023
^	Man Wah Holdings Ltd.	1,598,000	980
*	Sinopoly Battery Ltd.	22,340,000	935
	Regal Hotels International Holdings Ltd.	2,122,000	932
*	Lai Sun Development	34,937,833	859
	Pico Far East Holdings Ltd.	3,388,000	830
^,*	China Financial International Investments Ltd.	14,690,000	805
^,*	China Resources and Transportation Group Ltd.	22,100,000	796
*	Mongolia Energy Corp. Ltd.	16,502,000	784
*	Pearl Oriental Oil Ltd.	8,941,000	771
*	Esprit Holdings Ltd. Rights Expire 11/19/2012	2,818,834	757
^	IT Ltd.	1,884,000	746
^	Silver base Group Holdings Ltd.	1,690,225	717
	YGM Trading Ltd.	298,000	715
	Polytec Asset Holdings Ltd.	6,060,000	708
	Truly International Holdings	4,666,000	708
	Soundwill Holdings Ltd.	373,746	678
	CSI Properties Ltd.	16,061,585	653
	Dorsett Hospitality International Ltd.	2,966,645	653
	Bonjour Holdings Ltd.	5,062,000	651
^,*	China Daye Non-Ferrous Metals Mining Ltd.	15,462,000	628
	SUNeVision Holdings Ltd.	2,836,000	628
	Oriental Watch Holdings	1,980,000	590
	Sateri Holdings Ltd.	2,628,000	581
*	IRC Ltd.	4,764,000	580
	EVA Precision Industrial Holdings Ltd.	5,452,000	574
	Hongkong Chinese Ltd.	3,394,000	569
	Glorious Sun Enterprises Ltd.	2,050,000	565
*	Ming Fung Jewellery Group Ltd.	12,115,115	553
*	Sitoy Group Holdings Ltd.	950,000	549
*	Neo-Neon Holdings Ltd.	2,479,000	535
	Get Nice Holdings Ltd.	12,486,000	522
	Paliburg Holdings Ltd.	1,648,000	520
^	Goodbaby International Holdings Ltd.	1,543,000	511
	Guotai Junan International Holdings Ltd.	1,728,000	509
	Samson Holding Ltd.	3,561,000	509
*	Honbridge Holdings Ltd.	7,068,000	500
	Century City International Holdings Ltd.	7,540,000	495
	Lee & Man Chemical Co. Ltd.	904,000	474
*	Fook Woo Group Holdings Ltd.	2,620,000	463
	Dickson Concepts International Ltd.	857,500	442
*	Apac Resources Ltd.	12,900,000	440
^	Victory City International Holdings Ltd.	3,798,000	406
	Pacific Andes International Holdings Ltd.	7,191,000	403
*	Newton Resources Ltd.	3,254,000	385
*	eSun Holdings Ltd.	2,622,000	384
	VST Holdings Ltd.	2,108,000	369
	City Telecom HK Ltd.	1,595,000	366
^	Cecep Costin New Materials Grp Ltd.	959,000	365
*	Titan Petrochemicals Group Ltd.	10,180,000	323
	Richfield Group Holdings Ltd.	6,624,000	315
	China WindPower Group Ltd.	11,330,000	301

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Imagi International Holdings Ltd.	19,120,000	273
Haitong International Securities Group Ltd.	782,000	270
* Sino-Tech International Holdings Ltd.	28,420,000	257
Oriental Press Group	1,878,000	218
Shenyin Wanguo HK Ltd.	790,000	213
Chen Hsong Holdings	720,000	195
* Sun Innovation Holdings Ltd.	10,730,000	110
* Ruifeng Petroleum Chemical Holdings Ltd.	6,516,000	59
		1,586,570
Hungary (0.1%)
OTP Bank plc	988,645	18,841
MOL Hungarian Oil and Gas plc	181,015	15,746
Richter Gedeon Nyrt	61,147	11,385
Magyar Telekom Telecommunications plc	1,986,521	3,686
EGIS Pharmaceuticals plc	17,331	1,395
		51,053
India (1.6%)
Reliance Industries Ltd.	5,692,258	84,935
Housing Development Finance Corp.	5,754,765	81,240
Infosys Ltd.	1,853,992	81,168
HDFC Bank Ltd.	5,123,033	60,166
ITC Ltd.	9,531,865	49,964
Tata Consultancy Services Ltd.	2,044,048	49,897
Hindustan Unilever Ltd.	3,804,467	38,577
Tata Motors Ltd.	6,425,335	30,560
Larsen & Toubro Ltd.	907,085	27,316
ICICI Bank Ltd.	1,357,299	26,415
Mahindra & Mahindra Ltd.	1,332,491	21,811
Axis Bank Ltd.	986,892	21,570
State Bank of India	497,235	19,413
HDFC Bank Ltd. ADR	501,774	18,761
Sun Pharmaceutical Industries Ltd.	1,346,890	17,349
Oil & Natural Gas Corp. Ltd.	3,353,580	16,702
Coal India Ltd.	2,188,208	14,054
IDFC Ltd.	4,623,626	13,863
Kotak Mahindra Bank Ltd.	1,184,088	13,245
Bharti Airtel Ltd.	2,477,072	12,382
Bajaj Auto Ltd.	363,203	12,237
Jindal Steel & Power Ltd.	1,617,839	11,626
Ultratech Cement Ltd.	309,612	11,461
GAIL India Ltd.	1,662,983	10,753
Sterlite Industries India Ltd.	5,828,186	10,737
Bharat Heavy Electricals Ltd.	2,556,799	10,624
Wipro Ltd.	1,623,973	10,497
Power Grid Corp. of India Ltd.	4,825,937	10,203
Cipla Ltd.	1,499,164	10,115
Ambuja Cements Ltd.	2,644,663	9,925
Hindalco Industries Ltd.	4,594,185	9,892
ICICI Bank Ltd. ADR	250,590	9,836
Tata Steel Ltd.	1,294,733	9,396
Asian Paints Ltd.	124,588	8,950
Tata Power Co. Ltd.	4,270,098	8,384
United Spirits Ltd.	376,921	8,211
NTPC Ltd.	2,473,944	7,592
Dr Reddy's Laboratories Ltd.	231,640	7,546
Zee Entertainment Enterprises Ltd.	2,056,802	7,223
Dr Reddy's Laboratories Ltd. ADR	211,338	6,877
Godrej Consumer Products Ltd.	509,903	6,821
Lupin Ltd.	634,905	6,675
Jaiprakash Associates Ltd.	4,128,267	6,656
DLF Ltd.	1,747,281	6,550
* Cairn India Ltd.	1,006,424	6,279
Shriram Transport Finance Co. Ltd.	537,879	6,230
Hero Motocorp Ltd.	175,300	6,087

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
LIC Housing Finance Ltd.	1,288,544	5,814
* Satyam Computer Services Ltd.	2,825,380	5,727
ACC Ltd.	220,324	5,629
* Ranbaxy Laboratories Ltd.	552,441	5,387
JSW Steel Ltd.	369,982	5,064
Rural Electrification Corp. Ltd.	1,265,540	5,042
Federal Bank Ltd.	528,997	4,760
Sesa Goa Ltd.	1,483,710	4,696
Bharat Petroleum Corp. Ltd.	738,876	4,625
Bank of Baroda	338,915	4,555
* Idea Cellular Ltd.	2,815,329	4,470
Titan Industries Ltd.	909,962	4,371
Apollo Hospitals Enterprise Ltd.	293,969	4,253
Dabur India Ltd.	1,807,070	4,170
Adani Ports and Special Economic Zone	1,757,731	4,142
HCL Technologies Ltd.	363,965	4,102
* Reliance Power Ltd.	2,382,452	4,078
Maruti Suzuki India Ltd.	152,775	4,068
Reliance Infrastructure Ltd.	456,577	3,963
Wipro Ltd. ADR	511,793	3,951
Power Finance Corp. Ltd.	1,143,846	3,924
Adani Enterprises Ltd.	972,605	3,881
Siemens Ltd.	298,917	3,807
State Bank of India GDR	42,447	3,507
Indiabulls Financial Services Ltd.	750,062	3,461
Mahindra & Mahindra Financial Services Ltd.	207,422	3,342
Tata Global Beverages Ltd.	1,178,555	3,280
Reliance Capital Ltd.	434,848	3,068
Canara Bank	389,110	2,892
Aditya Birla Nuvo Ltd.	166,019	2,798
* Wockhardt Ltd.	97,706	2,720
Piramal Enterprises Ltd.	290,908	2,685
* Jubilant Foodworks Ltd.	111,775	2,616
Bank of India	500,201	2,561
* Unitech Ltd.	5,830,701	2,490
* MAX India Ltd.	530,489	2,382
Reliance Communications Ltd.	2,277,290	2,276
United Phosphorus Ltd.	1,009,065	2,134
Bharat Forge Ltd.	405,546	2,041
Strides Arcolab Ltd.	122,494	2,031
Jammu & Kashmir Bank Ltd.	86,222	1,957
Godrej Industries Ltd.	344,484	1,927
* Housing Development & Infrastructure Ltd.	1,056,958	1,869
Ashok Leyland Ltd.	4,180,917	1,815
Hexaware Technologies Ltd.	872,758	1,810
Indian Hotels Co. Ltd.	1,472,464	1,720
* GMR Infrastructure Ltd.	4,394,013	1,631
Emami Ltd.	152,603	1,622
Financial Technologies India Ltd.	82,181	1,517
* Indiabulls Real Estate Ltd.	1,423,384	1,508
Karur Vysya Bank Ltd.	165,142	1,432
Aurobindo Pharma Ltd.	478,211	1,405
Havells India Ltd.	129,627	1,386
Great Eastern Shipping Co. Ltd.	286,023	1,362
Bajaj Finance Ltd.	56,676	1,355
India Cements Ltd.	765,131	1,354
Redington India Ltd.	884,828	1,330
Manappuram Finance Ltd.	1,909,801	1,309
Thermax Ltd.	116,766	1,267
Ipca Laboratories Ltd.	144,817	1,234
Gujarat Mineral Development Corp. Ltd.	307,542	1,204
CESC Ltd.	232,091	1,179
Eicher Motors Ltd.	27,250	1,175
McLeod Russel India Ltd.	207,548	1,168

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Gitanjali Gems Ltd.	156,143	1,162
Sobha Developers Ltd.	174,421	1,160
Bata India Ltd.	71,727	1,136
Tube Investments Of India	341,316	1,095
Jindal Saw Ltd.	513,324	1,085
EID Parry India Ltd.	249,013	1,078
Karnataka Bank Ltd.	428,195	1,074
Biocon Ltd.	217,593	1,072
Torrent Pharmaceuticals Ltd.	84,899	1,062
Britannia Industries Ltd.	117,355	1,055
Century Textiles & Industries Ltd.	146,811	1,052
Syndicate Bank	466,222	1,014
IFCI Ltd.	1,938,666	996
India Infoline Ltd.	780,845	994
* Pipavav Defence & Offshore Engineering Co. Ltd.	659,559	965
Indian Overseas Bank	727,562	964
Gujarat State Petronet Ltd.	685,028	958
Andhra Bank	497,059	953
Welspun Corp. Ltd.	532,644	953
Arvind Ltd.	602,508	910
Madras Cements Ltd.	239,443	905
Core Education & Technologies Ltd.	155,203	898
Corp Bank	120,598	892
Raymond Ltd.	124,727	883
Jain Irrigation Systems Ltd.	729,483	883
* Shree Renuka Sugars Ltd.	1,505,103	875
Sundaram Finance Ltd.	51,523	874
Voltas Ltd.	420,170	862
Prestige Estates Projects Ltd.	295,354	847
Bayer CropScience Ltd.	41,381	845
Berger Paints India Ltd.	324,244	845
UCO Bank	622,639	839
MRF Ltd.	4,438	838
* Suzlon Energy Ltd.	2,858,109	835
Infosys Ltd. ADR	18,955	823
NIIT Technologies Ltd.	148,323	809
Sintex Industries Ltd.	674,546	806
PTC India Ltd.	679,840	803
Maharashtra Seamless Ltd.	129,623	798
Indraprastha Gas Ltd.	166,125	793
Gujarat Gas Co. Ltd.	142,571	791
Rajesh Exports Ltd.	347,263	789
Shoppers Stop Ltd.	95,739	782
Apollo Tyres Ltd.	489,898	780
Supreme Industries Ltd.	139,613	757
Alstom T&D India Ltd.	194,127	736
* Fortis Healthcare Ltd.	387,211	731
Anant Raj Industries Ltd.	482,092	728
Phoenix Mills Ltd.	194,395	724
IRB Infrastructure Developers Ltd.	316,363	714
Dewan Housing Finance Corp. Ltd.	198,514	704
* Balrampur Chini Mills Ltd.	549,600	696
Amara Raja Batteries Ltd.	165,918	695
Page Industries Ltd.	10,897	678
* GVK Power & Infrastructure Ltd.	2,881,989	676
Gujarat State Fertilisers & Chemicals Ltd.	484,990	672
Gruh Finance Ltd.	187,200	668
Jyothy Laboratories Ltd.	202,343	666
Dena Bank	334,593	659
* IVRCL Ltd.	893,283	657
* Orissa Minerals Development Co. Ltd.	7,910	644
EIH Ltd.	456,712	641
Gateway Distriparks Ltd.	241,386	640
Rallis India Ltd.	241,853	635

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Hathway Cable & Datacom Ltd.	143,463	622
TTK Prestige Ltd.	10,454	621
MOIL Ltd.	136,772	621
Punj Lloyd Ltd.	660,498	616
SKF India Ltd.	51,271	616
* Lanco Infratech Ltd.	2,754,258	613
* Whirlpool of India Ltd.	129,089	598
Jagran Prakashan Ltd.	319,984	589
Ruchi Soya Industries Ltd.	473,661	584
* Sun Pharma Advanced Research Co. Ltd.	315,947	568
* Bombay Dyeing & Manufacturing Co. Ltd.	268,020	558
Lakshmi Machine Works Ltd.	14,624	558
CMC Ltd.	26,646	552
Amtek India Ltd.	312,170	548
Amtek Auto Ltd.	399,854	535
Edelweiss Financial Services Ltd.	836,633	528
IL&FS Transportation Networks Ltd.	150,174	511
* Hindustan Construction Co. Ltd.	1,625,559	511
Gujarat Fluorochemicals Ltd.	82,729	506
Cox & Kings Ltd.	198,210	504
Educomp Solutions Ltd.	183,662	501
Trent Ltd.	24,255	500
Radico Khaitan Ltd.	219,876	488
Triveni Turbine Ltd.	474,211	485
* Jet Airways India Ltd.	77,901	485
Bajaj Hindusthan Ltd.	880,127	483
Monnet Ispat & Energy Ltd.	88,328	482
Unichem Laboratories Ltd.	135,309	479
NCC Ltd.	593,283	477
Novartis India Ltd.	38,361	477
Prism Cement Ltd.	462,653	477
Alstom India Ltd.	62,479	473
Chambal Fertilizers & Chemicals Ltd.	372,084	462
State Bank of Bikaner & Jaipur	65,236	462
BASF India Ltd.	37,112	449
* Polaris Financial Technology Ltd.	202,268	449
* DEN Networks Ltd.	133,832	442
Persistent Systems Ltd.	48,394	430
Graphite India Ltd.	274,513	426
Sunteck Realty Ltd.	71,785	424
Blue Star Ltd.	111,368	410
* Development Credit Bank Ltd.	500,444	399
* SpiceJet Ltd.	634,162	394
KEC International Ltd.	326,315	384
Rolta India Ltd.	317,890	382
Aban Offshore Ltd.	46,797	382
* JSW ISPAT Steel Ltd.	2,061,900	379
REI Agro Ltd.	1,981,679	377
Alok Industries Ltd.	1,743,477	371
Tata Motors Ltd. ADR	15,100	365
Tata Investment Corp. Ltd.	43,330	358
Vijaya Bank	355,907	356
* ABG Shipyard Ltd.	51,203	356
* Himachal Futuristic Communications Ltd.	1,765,189	353
* Indiabulls Infrastructure and Power Ltd.	2,968,835	350
TVS Motor Co. Ltd.	488,005	349
Ballarpur Industries Ltd.	844,181	345
* Indiabulls Power Ltd.	1,476,922	327
SREI Infrastructure Finance Ltd.	654,035	325
Gujarat NRE Coke Ltd.	944,054	316
State Bank of Travancore	32,344	306
* Tata Teleservices Maharashtra Ltd.	1,488,444	299
Greaves Cotton Ltd.	205,630	295
Bajaj Electricals Ltd.	78,492	291

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Cholamandalam Investment and Finance Co. Ltd.	68,772	283
Rain Commodities Ltd.	383,385	276
HCL Infosystems Ltd.	341,748	269
Clariant Chemicals India Ltd.	19,759	240
BEML Ltd.	44,623	239
Ingersoll-Rand India Ltd.	24,626	221
* Mahanagar Telephone Nigam	448,634	219
VIP Industries Ltd.	140,975	215
* Uttam Galva Steels Ltd.	186,236	213
Orient Paper & Industries Ltd.	146,364	210
FDC Ltd.	129,761	207
* Parsvnath Developers Ltd.	304,956	206
Vardhman Textiles Ltd.	43,714	199
Orchid Chemicals & Pharmaceuticals Ltd.	99,237	192
* Eros International Media Ltd.	63,367	191
Navneet Publications India Ltd.	177,002	191
Elgi Equipments Ltd.	112,520	190
Zydus Wellness Ltd.	22,259	181
Delta Corp. Ltd.	147,588	179
* Usha Martin Ltd.	332,841	178
SRF Ltd.	42,666	176
Kalpataru Power Transmission Ltd.	107,694	176
Texmaco Rail & Engineering Ltd.	151,224	172
Escorts Ltd.	139,878	171
* BF Utilities Ltd.	24,986	168
Arshiya International Ltd.	71,369	168
Gujarat Narmada Valley Fertilizers Co. Ltd.	109,481	165
Punjab & Sind Bank	135,939	163
* Hindustan Oil Exploration Co. Ltd.	86,584	162
Deepak Fertilizers & Petrochemicals Corp. Ltd.	65,290	159
ICRA Ltd.	5,952	151
S Kumars Nationwide Ltd.	525,960	147
NIIT Ltd.	231,147	143
Sterlite Technologies Ltd.	249,505	138
* Hotel Leela Venture Ltd.	238,890	132
* Asahi India Glass Ltd.	105,677	128
* Merck Ltd.	10,931	126
Uflex Ltd.	62,820	117
* Zuari Agro Chemicals Ltd.	19,189	116
Sterlite Industries India Ltd. ADR	15,100	113
Sundram Fasteners Ltd.	123,635	111
Jai Corp. Ltd.	101,667	106
Praj Industries Ltd.	122,701	103
* Tulip Telecom Ltd.	124,890	86
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	65
Kemrock Industries & Exports Ltd.	44,983	62
* Glodyne Technoserve Ltd.	50,846	52
Jain Irrigation Systems Ltd.	32,150	21
		1,214,699
Indonesia (0.7%)
Astra International Tbk PT	87,961,000	73,422
Bank Central Asia Tbk PT	53,034,000	45,135
Telekomunikasi Indonesia Persero Tbk PT	43,842,200	44,529
Bank Rakyat Indonesia Persero Tbk PT	47,745,500	36,588
Bank Mandiri Persero Tbk PT	40,170,124	34,317
Perusahaan Gas Negara Persero Tbk PT	47,618,000	22,966
Semen Gresik Persero Tbk PT	12,862,000	19,885
Unilever Indonesia Tbk PT	6,652,000	17,991
United Tractors Tbk PT	7,326,515	15,997
Indocement Tunggal Prakarsa Tbk PT	6,372,500	14,144
Bank Negara Indonesia Persero Tbk PT	32,157,995	12,831
Indofood Sukses Makmur Tbk PT	19,198,000	11,359
Gudang Garam Tbk PT	2,072,500	10,568
Charoen Pokphand Indonesia Tbk PT	32,283,365	10,453

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Kalbe Farma Tbk PT	99,185,510	9,992
Bank Danamon Indonesia Tbk PT	14,574,109	9,239
Adaro Energy Tbk PT	62,094,000	8,806
Lippo Karawaci Tbk PT	79,280,500	7,651
Indo Tambangraya Megah Tbk PT	1,706,800	7,187
Tambang Batubara Bukit Asam Persero Tbk PT	3,470,000	5,755
Bhakti Investama Tbk PT	93,754,500	5,338
Jasa Marga Persero Tbk PT	8,798,500	5,299
XL Axiata Tbk PT	7,400,723	5,265
Bumi Resources Tbk PT	63,856,500	4,359
Indosat Tbk PT	5,986,500	4,039
Summarecon Agung Tbk PT	20,891,500	3,804
Astra Agro Lestari Tbk PT	1,729,000	3,757
AKR Corporindo Tbk PT	7,567,000	3,486
Ciputra Development Tbk PT	46,191,000	3,253
Vale Indonesia Tbk PT	10,498,500	2,930
* Tower Bersama Infrastructure Tbk PT	5,090,500	2,644
Holcim Indonesia Tbk PT	7,488,500	2,527
Alam Sutera Realty Tbk PT	41,553,000	2,496
Mitra Adiperkasa Tbk PT	3,266,500	2,218
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,892,500	2,152
* Garuda Indonesia Persero Tbk PT	29,656,000	2,125
* Trada Maritime Tbk PT	21,385,500	2,108
Bank Tabungan Negara Persero Tbk PT	11,907,500	1,874
Japfa Comfeed Indonesia Tbk PT	3,656,000	1,851
Aneka Tambang Persero Tbk PT	13,881,000	1,842
* Sentul City Tbk PT	90,369,000	1,802
Surya Semesta Internusa Tbk PT	14,628,500	1,789
Ramayana Lestari Sentosa Tbk PT	14,639,000	1,685
Citra Marga Nusaphala Persada Tbk PT	6,714,000	1,620
* Bakrie and Brothers Tbk PT	285,539,000	1,485
Gajah Tunggal Tbk PT	6,509,500	1,466
* Kawasan Industri Jababeka Tbk PT	67,159,000	1,425
Wijaya Karya Persero Tbk PT	9,658,000	1,373
* Energi Mega Persada Tbk PT	134,696,032	1,267
* Indah Kiat Pulp & Paper Corp. Tbk PT	12,434,500	1,265
* Benakat Petroleum Energy Tbk PT	66,043,000	1,220
Timah Persero Tbk PT	8,081,500	1,197
* Bakrieland Development Tbk PT	167,611,000	1,128
Pakuwon Jati Tbk PT	38,399,600	1,115
Indika Energy Tbk PT	6,700,500	1,076
* Erajaya Swasembada Tbk PT	4,131,500	1,030
* ABM Investama Tbk PT	2,802,000	1,002
Krakatau Steel Persero Tbk PT	13,596,500	988
Agung Podomoro Land Tbk PT	24,396,000	921
Multistrada Arah Sarana Tbk PT	22,888,500	890
* BW Plantation Tbk PT	5,823,000	870
Ciputra Property Tbk PT	12,657,500	867
Medco Energi Internasional Tbk PT	5,193,500	851
Bank Bukopin Tbk PT	12,149,166	804
Sampoerna Agro PT	3,124,500	785
Bisi International PT	6,953,500	771
* Panin Financial Tbk PT	50,196,000	693
* Barito Pacific Tbk PT	12,416,500	644
Intiland Development Tbk PT	19,333,500	632
Hexindo Adiperkasa Tbk PT	830,000	615
* Bakrie Telecom Tbk PT	94,762,000	591
* Modernland Realty Tbk PT	10,203,500	581
Selamat Sempurna Tbk PT	2,245,500	571
* Berlian Laju Tanker Tbk PT	25,926,000	529
Nippon Indosari Corpindo Tbk PT	824,000	514
Bakrie Sumatera Plantations Tbk PT	39,972,500	493
Pembangunan Perumahan Persero Tbk PT	5,998,000	478
Tunas Baru Lampung Tbk PT	8,646,500	457

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Resource Alam Indonesia Tbk PT	1,548,000	457
* Delta Dunia Makmur Tbk PT	18,122,000	330
Clipan Finance Indonesia Tbk PT	6,542,000	271
Asahimas Flat Glass Tbk PT	301,000	244
* Darma Henwa Tbk PT	42,227,000	219
* Polychem Indonesia Tbk PT	4,044,000	153
		521,346
Ireland (0.3%)
CRH plc	3,151,552	58,662
Kerry Group plc Class A	651,846	34,080
* Elan Corp. plc	2,194,074	23,879
Paddy Power plc	192,362	14,192
* Governor & Co. of the Bank of Ireland	104,811,058	12,381
DCC plc	367,727	10,507
Smurfit Kappa Group plc	678,423	7,480
C&C Group plc	1,511,055	7,239
Kingspan Group plc	598,954	6,247
Glanbia plc	596,344	5,653
* Ryanair Holdings plc	701,590	4,068
Grafton Group plc	907,682	3,957
Greencore Group plc	1,744,209	2,561
Aer Lingus Group plc	1,144,792	1,529
FBD Holdings plc	96,422	1,207
Total Produce plc	1,492,368	942
WPP plc ADR	12,807	828
* Ryanair Holdings plc ADR	25,555	824
Irish Continental Group plc	20,000	488
* Independent News & Media plc	1,668,414	184
* Irish Bank Resolution Corp. Ltd.	698,992	—
		196,908
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	4,101,913	165,477
Israel Chemicals Ltd.	1,932,198	24,173
* Bank Hapoalim BM	4,608,300	18,130
* Bank Leumi Le-Israel BM	5,453,837	17,579
* Mellanox Technologies Ltd.	155,629	11,745
Bezeq The Israeli Telecommunication Corp. Ltd.	8,287,145	10,096
* NICE Systems Ltd.	263,157	8,790
Israel Corp. Ltd.	10,076	6,847
* Mizrahi Tefahot Bank Ltd.	541,464	4,917
* Israel Discount Bank Ltd. Class A	3,401,638	4,799
Delek Group Ltd.	20,101	3,822
Elbit Systems Ltd.	104,507	3,679
Gazit-Globe Ltd.	329,176	3,648
Paz Oil Co. Ltd.	19,030	2,508
Partner Communications Co. Ltd.	362,280	2,085
Osem Investments Ltd.	137,494	2,076
* Strauss Group Ltd.	164,763	1,862
Frutarom Industries Ltd.	168,366	1,813
Harel Insurance Investments & Financial Services Ltd.	46,643	1,758
* Oil Refineries Ltd.	3,563,606	1,716
Alony Hetz Properties & Investments Ltd.	317,379	1,590
Shikun & Binui Ltd.	940,386	1,569
Migdal Insurance & Financial Holding Ltd.	1,136,859	1,532
* Retalix Ltd.	66,941	1,321
Ormat Industries	246,408	1,309
Clal Insurance Enterprises Holdings Ltd.	90,456	1,229
* Given Imaging Ltd.	67,004	1,206
Cellcom Israel Ltd. (Registered)	134,474	1,200
* Nitsba Holdings 1995 Ltd.	134,704	1,066
* First International Bank Of Israel Ltd.	86,634	1,029
Shufersal Ltd.	368,304	995
Babylon Ltd.	113,300	935
Delek Automotive Systems Ltd.	146,848	919

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Clal Industries Ltd.	251,239	887
	Melisron Ltd.	52,278	876
	Ituran Location and Control Ltd.	68,911	858
	Cellcom Israel Ltd.	96,644	858
	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	27,626	824
*	Jerusalem Oil Exploration	48,855	822
*	Africa Israel Investments Ltd.	307,669	783
*	Menorah Mivtachim Holdings Ltd.	98,527	755
	Norstar Holdings Inc.	34,057	750
	Electra Ltd.	7,997	678
*	Tower Semiconductor Ltd.	78,876	656
	Matrix IT Ltd.	149,940	654
	Amot Investments Ltd.	264,112	616
*	Koor Industries Ltd.	43,706	579
*	Airport City Ltd.	128,237	579
*	Naphtha Israel Petroleum Corp. Ltd.	148,085	568
*	Jerusalem Economy Ltd.	110,588	542
*	Industrial Buildings Corp.	393,465	524
*	Ceragon Networks Ltd.	119,270	524
	Hot Telecommunication System Ltd.	51,244	509
*	Gilat Satellite Networks Ltd.	112,502	501
	Bayside Land Corp.	2,364	443
*	AL-ROV Israel Ltd.	19,045	428
*	Phoenix Holdings Ltd.	194,602	405
*	Africa Israel Properties Ltd.	49,002	380
*	Discount Investment Corp.	102,366	373
*	FIBI Holdings Ltd.	23,341	350
*	Clal Biotechnology Industries Ltd.	102,659	317
	Plasson Industries Ltd.	10,938	296
*	Hadera Paper Ltd.	6,569	286
*	Union Bank of Israel	82,987	272
	Avgol Industries 1953 Ltd.	361,349	272
*	Property & Building Corp.	6,092	264
*	Alrov Properties and Lodgings Ltd.	13,858	244
*	B Communications Ltd.	27,881	161
	Alon Holdings Blue Square Israel Ltd.	51,605	134
	Israel Land Development Co. Ltd.	24,097	92
			332,480
Italy (1.6%)
	Eni SPA	11,065,473	254,629
	Enel SPA	28,603,788	107,716
	Assicurazioni Generali SPA	5,074,077	82,627
*	UniCredit SPA	17,624,410	77,956
	Intesa Sanpaolo SPA (Registered)	43,785,176	70,534
	Saipem SPA	1,149,843	51,811
	Fiat Industrial SPA	3,715,820	40,276
	Telecom Italia SPA (Registered)	40,885,093	37,722
	Tenaris SA	1,776,173	33,294
^	Snam SPA	7,361,304	32,621
	Atlantia SPA	1,433,796	23,715
	Terna Rete Elettrica Nazionale SPA	5,701,905	21,438
	Telecom Italia SPA (Bearer)	26,244,835	21,016
	Luxottica Group SPA	508,133	19,395
*	Fiat SPA	3,807,933	18,636
	Prysmian SPA	881,140	16,989
	Unione di Banche Italiane SCPA	3,733,264	14,706
	Enel Green Power SPA	7,620,299	12,979
	Mediobanca SPA	2,241,313	12,815
*	Banco Popolare SC	7,602,011	12,131
^	Pirelli & C. SPA	1,034,152	12,013
	Davide Campari-Milano SPA	1,268,532	10,295
^,*	Finmeccanica SPA	1,770,243	8,779
	Banca Popolare dell'Emilia Romagna Scrl	1,452,865	8,658
^,*	Banca Monte dei Paschi di Siena SPA	28,020,437	7,746

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Banca Popolare di Sondrio SCARL	1,335,173	7,647
*	Banca Popolare di Milano Scarl	13,209,108	7,279
	Exor SPA	278,855	7,197
	Azimut Holding SPA	490,730	6,234
	Tod's SPA	52,795	6,188
^	Mediaset SPA	3,022,121	5,309
	Intesa Sanpaolo SPA (Bearer)	3,972,372	5,256
	Autogrill SPA	501,316	5,132
^	Lottomatica Group SPA	225,696	4,858
	Impregilo SPA	1,176,095	4,749
	Mediolanum SPA	966,353	4,744
^	Banca Carige SPA	4,284,918	3,967
^	Salvatore Ferragamo Italia SPA	183,766	3,743
	Buzzi Unicem SPA	311,475	3,706
^	DiaSorin SPA	108,086	3,630
	Ansaldo STS SPA	424,529	3,455
	Banca Generali SPA	222,318	3,265
	Recordati SPA	396,699	3,178
^	Hera SPA	1,695,451	2,858
*	Societa Cattolica di Assicurazioni SCRL	179,251	2,793
*	Fondiaria-Sai SPA	2,132,584	2,774
	Banca Piccolo Credito Valtellinese Scarl	1,728,895	2,753
*	Sorin SPA	1,167,648	2,739
	A2A SPA	5,541,436	2,731
^,*	Yoox SPA	174,538	2,645
	Danieli & C Officine Meccaniche SPA RSP	163,334	2,547
^,*	Unipol Gruppo Finanziario SPA	1,093,827	2,395
	Beni Stabili SPA	3,957,379	2,224
	Societa Iniziative Autostradali e Servizi SPA	255,227	2,125
	De'Longhi SPA	158,851	2,118
^	Interpump Group SPA	251,123	1,911
*	Unipol Gruppo Finanziario SPA Prior Pfd.	1,175,072	1,890
^,*	Saras SPA	1,408,355	1,885
*	Gemina SPA	1,963,188	1,875
	CIR-Compagnie Industriali Riunite SPA	1,616,954	1,852
	Amplifon SPA	387,933	1,799
	Danieli & C Officine Meccaniche SPA	61,811	1,771
^	Piaggio & C SPA	693,343	1,710
	Credito Emiliano SPA	343,097	1,657
	ERG SPA	221,275	1,606
^	Italcementi SPA	315,196	1,595
^	Autostrada Torino-Milano SPA	144,999	1,454
*	Milano Assicurazioni SPA	3,404,406	1,449
	ACEA SPA	256,657	1,412
	Astaldi SPA	208,721	1,344
^,*	RCS MediaGroup SPA	725,674	1,323
	Brembo SPA	123,561	1,262
	Iren SPA	2,227,223	1,255
*	Safilo Group SPA	143,026	1,209
	MARR SPA	121,230	1,145
	Indesit Co. SPA	181,615	1,127
	Trevi Finanziaria Industriale SPA	164,332	1,111
	Buzzi Unicem SPA	188,928	1,106
	Italcementi SPA RSP	424,492	1,087
^	Geox SPA	319,807	914
	Cofide SPA	1,501,166	848
*	Ei Towers SPA	31,646	835
	Zignago Vetro SPA	123,454	716
^,*	Cam Finanziaria SPA	1,092,568	688
*	Italmobiliare SPA RISP (non CNV)	60,840	665
	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SPA	11,820	630
	Engineering Ingegneria Informatica SPA	15,727	556
*	DeA Capital SPA	332,916	553
*	Arnoldo Mondadori Editore SPA	408,382	552

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Immobiliare Grande Distribuzione	521,799	539
	Industria Macchine Automatiche SPA	30,014	526
	Vittoria Assicurazioni SPA	85,350	519
	Esprinet SPA	126,684	518
^,*	Juventus Football Club SPA	1,690,066	470
	Cementir Holding SPA	222,082	469
	Sogefi SPA	185,160	445
^	Gruppo Editoriale L'Espresso SPA	446,702	444
	Falck Renewables SPA	355,870	435
^,*	Landi Renzo SPA	232,365	423
*	Italmobiliare SPA	25,946	400
*	Fondiaria-Sai SPA RSP	3,821	378
	Alerion Cleanpower SPA	74,112	362
*	KME Group SPA	754,652	342
	IMMSI SPA	672,788	335
	Banca IFIS SPA	48,249	331
^,*	Prelios SPA	2,955,945	318
	Marcolin SPA	56,805	309
	Reply SPA	11,876	309
^,*	Telecom Italia Media SPA	1,429,503	304
*	Maire Tecnimont SPA	365,417	292
*	Poltrona Frau SPA	210,555	266
*	Ascopiave SPA	154,426	266
	Cairo Communication SPA	82,741	260
	BasicNet SPA	102,532	235
	Banca Profilo SPA	731,088	228
	Sabaf SPA	18,487	209
*	Snai SPA	166,386	153
			1,183,613
Japan (13.8%)
	Toyota Motor Corp.	11,998,371	462,623
	Mitsubishi UFJ Financial Group Inc.	55,413,602	250,689
	Honda Motor Co. Ltd.	7,091,393	213,190
	Sumitomo Mitsui Financial Group Inc.	5,844,214	178,582
	Canon Inc.	4,932,672	160,310
	Takeda Pharmaceutical Co. Ltd.	3,435,939	159,705
	Mizuho Financial Group Inc.	99,413,072	155,550
	FANUC Corp.	833,974	132,865
	Softbank Corp.	3,852,813	121,681
	Mitsubishi Corp.	6,119,016	109,242
	Japan Tobacco Inc.	3,914,733	108,251
	Mitsubishi Estate Co. Ltd.	5,442,656	107,713
	Hitachi Ltd.	20,177,815	107,006
	Mitsui & Co. Ltd.	7,565,366	106,636
	East Japan Railway Co.	1,477,490	101,410
	Seven & I Holdings Co. Ltd.	3,280,608	101,172
	Shin-Etsu Chemical Co. Ltd.	1,783,884	100,724
	NTT DOCOMO Inc.	66,518	96,386
	Astellas Pharma Inc.	1,932,529	96,119
	KDDI Corp.	1,170,700	90,940
	Nissan Motor Co. Ltd.	10,809,159	90,401
	Nippon Telegraph & Telephone Corp.	1,898,713	86,825
	Komatsu Ltd.	4,065,829	85,198
	Tokio Marine Holdings Inc.	3,151,379	83,417
	Mitsui Fudosan Co. Ltd.	3,637,915	73,540
	Nippon Steel & Sumitomo Metal Corp.	33,054,485	72,962
	Sumitomo Corp.	4,895,248	66,736
	Denso Corp.	2,114,710	66,396
	Bridgestone Corp.	2,830,135	66,109
	ITOCHU Corp.	6,549,339	65,556
	Toshiba Corp.	17,513,231	65,074
	Kao Corp.	2,288,722	64,294
	Mitsubishi Electric Corp.	8,408,495	62,851
	Nintendo Co. Ltd.	462,095	59,656

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Kyocera Corp.	664,828	58,477
Panasonic Corp.	9,607,342	58,274
Nomura Holdings Inc.	15,816,504	57,174
Tokyo Gas Co. Ltd.	10,720,382	56,807
Mitsubishi Heavy Industries Ltd.	13,207,400	55,631
Inpex Corp.	9,557	54,445
Central Japan Railway Co.	626,300	53,896
Keyence Corp.	198,064	52,584
JX Holdings Inc.	9,757,360	51,968
Sony Corp.	4,365,890	51,694
Fast Retailing Co. Ltd.	230,701	51,370
Eisai Co. Ltd.	1,094,411	48,692
Kubota Corp.	4,755,394	48,624
Otsuka Holdings Co. Ltd.	1,574,911	48,551
Kirin Holdings Co. Ltd.	3,782,872	47,487
ORIX Corp.	456,052	46,841
Secom Co. Ltd.	914,003	46,554
Marubeni Corp.	7,180,707	46,530
Daiichi Sankyo Co. Ltd.	2,931,097	44,864
Sumitomo Realty & Development Co. Ltd.	1,552,151	42,889
Murata Manufacturing Co. Ltd.	881,374	42,875
Ajinomoto Co. Inc.	2,804,795	42,823
Dai-ichi Life Insurance Co. Ltd.	37,039	42,705
Sumitomo Mitsui Trust Holdings Inc.	13,569,511	41,181
Asahi Group Holdings Ltd.	1,684,711	38,450
Hoya Corp.	1,897,005	38,419
Nikon Corp.	1,479,337	37,737
MS&AD Insurance Group Holdings	2,206,017	37,411
Toray Industries Inc.	6,394,450	37,325
SMC Corp.	235,038	37,056
Suzuki Motor Corp.	1,584,765	35,941
Resona Holdings Inc.	8,196,828	35,469
Sumitomo Electric Industries Ltd.	3,273,667	35,217
Nidec Corp.	477,986	34,016
FUJIFILM Holdings Corp.	2,011,319	33,952
Tokyo Electron Ltd.	746,566	33,618
Osaka Gas Co. Ltd.	8,143,834	33,565
Daiwa House Industry Co. Ltd.	2,213,199	33,564
Nitto Denko Corp.	719,672	32,693
West Japan Railway Co.	737,790	32,210
Daito Trust Construction Co. Ltd.	315,583	31,854
Fujitsu Ltd.	8,103,378	31,177
JGC Corp.	902,391	31,047
JFE Holdings Inc.	2,134,578	30,127
Asahi Kasei Corp.	5,476,144	30,126
Sumitomo Metal Mining Co. Ltd.	2,278,716	30,010
Asahi Glass Co. Ltd.	4,382,678	29,793
NKSJ Holdings Inc.	1,630,266	29,719
Oriental Land Co. Ltd.	216,964	29,595
Odakyu Electric Railway Co. Ltd.	2,728,371	28,950
Daiwa Securities Group Inc.	7,224,155	28,818
Chubu Electric Power Co. Inc.	2,793,608	28,786
Nippon Building Fund Inc.	2,667	28,652
Terumo Corp.	661,981	28,512
Aeon Co. Ltd.	2,606,164	28,424
Rakuten Inc.	3,150,978	28,325
Daikin Industries Ltd.	1,022,520	28,306
^ Kintetsu Corp.	7,073,546	27,721
Hankyu Hanshin Holdings Inc.	4,978,455	27,560
T&D Holdings Inc.	2,519,950	27,536
Isuzu Motors Ltd.	5,152,753	27,256
Unicharm Corp.	496,151	26,844
LIXIL Group Corp.	1,161,444	25,678
Japan Real Estate Investment Corp.	2,562	25,654

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Tokyu Corp.	4,957,504	25,217
Kansai Electric Power Co. Inc.	3,274,180	25,183
Yamato Holdings Co. Ltd.	1,634,859	24,905
Fuji Heavy Industries Ltd.	2,555,606	24,636
Aisin Seiki Co. Ltd.	830,169	24,245
Bank of Yokohama Ltd.	5,257,448	24,195
Sekisui House Ltd.	2,346,510	23,993
Shizuoka Bank Ltd.	2,324,824	23,778
Tobu Railway Co. Ltd.	4,430,285	23,542
Mitsubishi Chemical Holdings Corp.	5,892,358	23,337
^ Ricoh Co. Ltd.	2,764,783	23,138
Yahoo Japan Corp.	63,385	21,814
Ono Pharmaceutical Co. Ltd.	359,738	21,721
* NEC Corp.	11,300,932	21,676
Shionogi & Co. Ltd.	1,295,622	21,510
Shimano Inc.	323,779	20,411
Toyota Industries Corp.	707,360	20,239
Toyota Tsusho Corp.	925,016	20,205
^ TDK Corp.	534,569	20,102
Shiseido Co. Ltd.	1,567,595	19,838
Chugai Pharmaceutical Co. Ltd.	975,445	19,764
^ Yakult Honsha Co. Ltd.	419,981	19,566
Chiba Bank Ltd.	3,316,445	19,372
Makita Corp.	488,275	19,331
Lawson Inc.	262,926	19,322
Keikyu Corp.	2,049,187	19,299
Keio Corp.	2,507,175	19,028
Dentsu Inc.	789,985	18,661
Sumitomo Chemical Co. Ltd.	6,483,919	18,222
NTT Data Corp.	5,477	17,851
Omron Corp.	880,505	17,554
Kuraray Co. Ltd.	1,506,704	17,512
Dai Nippon Printing Co. Ltd.	2,427,353	17,200
* Olympus Corp.	944,825	16,508
Japan Retail Fund Investment Corp.	9,042	16,484
Sega Sammy Holdings Inc.	869,241	16,384
Yamada Denki Co. Ltd.	376,243	16,322
Isetan Mitsukoshi Holdings Ltd.	1,546,363	15,137
Sekisui Chemical Co. Ltd.	1,842,527	15,132
Credit Saison Co. Ltd.	685,951	15,073
Sysmex Corp.	314,167	14,772
Daihatsu Motor Co. Ltd.	837,697	14,661
* Mitsubishi Motors Corp.	16,905,304	14,572
* Tohoku Electric Power Co. Inc.	1,961,187	14,446
^ Dena Co. Ltd.	462,451	14,433
Benesse Holdings Inc.	295,763	14,246
Mitsubishi Materials Corp.	4,881,570	14,193
Toppan Printing Co. Ltd.	2,450,365	14,162
* Mazda Motor Corp.	11,793,956	14,067
Mitsubishi Tanabe Pharma Corp.	974,153	14,042
Santen Pharmaceutical Co. Ltd.	320,347	14,033
Kyushu Electric Power Co. Inc.	1,846,895	14,005
Hirose Electric Co. Ltd.	130,820	14,002
Chugoku Electric Power Co. Inc.	1,293,145	13,910
Hisamitsu Pharmaceutical Co. Inc.	268,499	13,883
Konica Minolta Holdings Inc.	2,085,189	13,872
Joyo Bank Ltd.	2,811,506	13,606
Nippon Express Co. Ltd.	3,700,425	13,542
Rohm Co. Ltd.	417,666	13,489
Sony Financial Holdings Inc.	752,532	13,420
JSR Corp.	781,806	13,411
Nippon Yusen KK	7,025,567	13,392
NGK Insulators Ltd.	1,180,733	13,165
Fukuoka Financial Group Inc.	3,359,984	13,139

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Electric Power Development Co. Ltd.	506,783	12,981
	Trend Micro Inc.	454,563	12,742
	Kawasaki Heavy Industries Ltd.	6,191,304	12,736
	Obayashi Corp.	2,844,404	12,725
	Taisho Pharmaceutical Holdings Co. Ltd.	155,733	12,577
	MEIJI Holdings Co. Ltd.	273,539	12,516
	Jupiter Telecommunications Co. Ltd.	9,133	12,436
^,*	Japan Airlines Co. Ltd.	261,204	12,434
	FamilyMart Co. Ltd.	256,393	12,425
	Taisei Corp.	4,476,399	12,342
	Nitori Holdings Co. Ltd.	149,790	12,232
	Namco Bandai Holdings Inc.	775,164	12,180
	Bank of Kyoto Ltd.	1,410,925	12,127
	IHI Corp.	5,719,749	12,046
	Kyowa Hakko Kirin Co. Ltd.	1,126,736	11,993
	Yamaha Motor Co. Ltd.	1,226,721	11,713
	Mitsui OSK Lines Ltd.	4,754,923	11,397
	TonenGeneral Sekiyu KK	1,231,795	11,179
	Kurita Water Industries Ltd.	490,506	11,135
	United Urban Investment Corp. Class A	9,218	11,083
	Chiyoda Corp.	685,963	11,081
	Keisei Electric Railway Co. Ltd.	1,207,500	11,070
	J Front Retailing Co. Ltd.	2,096,872	10,904
	Toho Gas Co. Ltd.	1,794,573	10,877
	Mitsubishi UFJ Lease & Finance Co. Ltd.	251,737	10,854
	Hamamatsu Photonics KK	311,610	10,804
	Chugoku Bank Ltd.	766,409	10,548
	NSK Ltd.	1,903,952	10,458
^	All Nippon Airways Co. Ltd.	4,935,946	10,454
*	Tokyo Electric Power Co. Inc.	6,341,709	10,353
	Nisshin Seifun Group Inc.	827,980	10,347
	Advance Residence Investment Corp.	4,770	10,343
	Tokyu Land Corp.	1,841,770	10,340
	Oji Holdings Corp.	3,503,705	10,274
	Japan Prime Realty Investment Corp.	3,400	10,247
	Taiheiyo Cement Corp.	4,802,398	10,238
	Kansai Paint Co. Ltd.	948,033	10,212
	Miraca Holdings Inc.	240,949	10,176
	Shimamura Co. Ltd.	97,199	10,131
	Ube Industries Ltd.	4,429,333	10,116
	Kajima Corp.	3,648,284	10,104
	Konami Corp.	439,393	10,087
	USS Co. Ltd.	95,888	10,082
	Yokogawa Electric Corp.	882,643	10,047
	Brother Industries Ltd.	1,034,227	9,754
	Kikkoman Corp.	731,878	9,718
	Sankyo Co. Ltd.	214,351	9,711
	Shinsei Bank Ltd.	6,623,037	9,710
	Rinnai Corp.	141,700	9,678
	Suzuken Co. Ltd.	305,592	9,647
	Nissin Foods Holdings Co. Ltd.	254,169	9,611
*	Kobe Steel Ltd.	10,942,912	9,606
	Asics Corp.	658,711	9,573
	Toyo Suisan Kaisha Ltd.	382,279	9,526
^	Showa Denko KK	6,177,762	9,450
	Suruga Bank Ltd.	783,693	9,411
^	Sharp Corp.	4,357,246	9,400
	Nomura Research Institute Ltd.	440,351	9,360
	Hachijuni Bank Ltd.	1,810,425	9,352
	Nippon Meat Packers Inc.	749,313	9,299
	Don Quijote Co. Ltd.	235,300	9,273
	Teijin Ltd.	4,040,422	9,266
	TOTO Ltd.	1,225,871	9,187
	Iyo Bank Ltd.	1,129,053	8,730

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
NGK Spark Plug Co. Ltd.	778,919	8,723
Sumitomo Rubber Industries Ltd.	739,430	8,717
THK Co. Ltd.	524,258	8,715
Shimizu Corp.	2,601,794	8,704
Sumitomo Heavy Industries Ltd.	2,418,460	8,671
MISUMI Group Inc.	352,300	8,656
Hino Motors Ltd.	1,114,783	8,617
Stanley Electric Co. Ltd.	621,337	8,551
Toho Co. Ltd.	489,797	8,543
Hulic Co. Ltd.	1,051,100	8,364
Nippon Electric Glass Co. Ltd.	1,634,931	8,321
Mitsubishi Gas Chemical Co. Inc.	1,679,271	8,297
Tsumura & Co.	259,313	8,292
Nabtesco Corp.	442,256	8,254
Aeon Mall Co. Ltd.	317,472	8,235
Frontier Real Estate Investment Corp.	929	8,210
Idemitsu Kosan Co. Ltd.	95,360	8,207
Air Water Inc.	654,553	8,202
Advantest Corp.	644,527	8,152
Japan Steel Works Ltd.	1,366,494	8,100
Kamigumi Co. Ltd.	1,003,414	8,093
MediPal Holdings Corp.	632,334	8,053
Alfresa Holdings Corp.	177,058	8,004
Gunma Bank Ltd.	1,656,289	7,991
Amada Co. Ltd.	1,571,692	7,981
McDonald's Holdings Co. Japan Ltd.	286,794	7,969
Mitsui Chemicals Inc.	3,829,556	7,917
Shikoku Electric Power Co. Inc.	737,194	7,882
Dainippon Sumitomo Pharma Co. Ltd.	684,092	7,868
^ Hitachi Construction Machinery Co. Ltd.	471,640	7,754
Daicel Corp.	1,278,782	7,678
Yamaguchi Financial Group Inc.	910,340	7,543
Takashimaya Co. Ltd.	1,143,922	7,524
Anritsu Corp.	596,000	7,497
Nomura Real Estate Holdings Inc.	417,047	7,486
Nomura Real Estate Office Fund Inc. Class A	1,187	7,467
Nippon Kayaku Co. Ltd.	668,000	7,436
^ Casio Computer Co. Ltd.	958,783	7,337
Oracle Corp. Japan	164,138	7,299
Park24 Co. Ltd.	424,800	7,299
Hokuriku Electric Power Co.	734,818	7,298
* Tokyo Tatemono Co. Ltd.	1,772,000	7,293
JTEKT Corp.	964,454	7,243
NOK Corp.	447,930	7,186
Kewpie Corp.	429,900	7,100
^ Gree Inc.	406,755	7,090
Toyo Seikan Kaisha Ltd.	659,832	7,015
Aozora Bank Ltd.	2,481,297	6,997
Shimadzu Corp.	1,037,080	6,984
Marui Group Co. Ltd.	969,175	6,972
Mitsubishi Logistics Corp.	532,435	6,867
Hitachi Metals Ltd.	727,941	6,820
Sojitz Corp.	5,482,487	6,806
Mori Trust Sogo Reit Inc.	740	6,774
^ SBI Holdings Inc.	966,910	6,771
Ebara Corp.	1,726,000	6,769
Sawai Pharmaceutical Co. Ltd.	61,200	6,761
Yokohama Rubber Co. Ltd.	956,000	6,720
Yaskawa Electric Corp.	932,412	6,683
Dowa Holdings Co. Ltd.	998,000	6,659
Ibiden Co. Ltd.	528,052	6,659
Hokkaido Electric Power Co. Inc.	805,678	6,635
Nishi-Nippon City Bank Ltd.	2,906,372	6,627
Nissan Chemical Industries Ltd.	597,600	6,597

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Glory Ltd.	271,800	6,597
Seven Bank Ltd.	2,301,619	6,580
Kagome Co. Ltd.	321,600	6,557
Denki Kagaku Kogyo KK	2,122,447	6,554
Nippon Paint Co. Ltd.	813,000	6,506
^ Calbee Inc.	69,900	6,421
Shiga Bank Ltd.	973,000	6,365
^ Sanrio Co. Ltd.	192,840	6,349
Hitachi Chemical Co. Ltd.	448,815	6,330
UNY Co. Ltd.	886,600	6,309
COMSYS Holdings Corp.	472,700	6,284
Obic Co. Ltd.	30,230	6,221
Hakuhodo DY Holdings Inc.	102,588	6,148
Yamaha Corp.	683,156	6,139
Orix JREIT Inc.	1,256	6,116
Nichirei Corp.	1,099,000	6,062
Sugi Holdings Co. Ltd.	167,300	6,046
^ GS Yuasa Corp.	1,541,526	6,009
Ryohin Keikaku Co. Ltd.	90,500	5,993
Nihon Kohden Corp.	160,700	5,978
^ Aeon Credit Service Co. Ltd.	279,765	5,944
Hitachi High-Technologies Corp.	269,563	5,908
Citizen Holdings Co. Ltd.	1,162,691	5,901
Kaneka Corp.	1,209,429	5,900
DIC Corp.	3,189,000	5,880
Kobayashi Pharmaceutical Co. Ltd.	111,000	5,858
NHK Spring Co. Ltd.	700,689	5,852
Japan Logistics Fund Inc.	638	5,829
Sotetsu Holdings Inc.	1,708,000	5,796
Nippon Accommodations Fund Inc. Class A	813	5,777
Senshu Ikeda Holdings Inc.	923,560	5,758
Taiyo Nippon Sanso Corp.	1,037,882	5,696
77 Bank Ltd.	1,495,000	5,693
Yamazaki Baking Co. Ltd.	473,640	5,693
* Nexon Co. Ltd.	465,046	5,672
Azbil Corp.	275,900	5,644
Otsuka Corp.	69,177	5,640
Nippon Shokubai Co. Ltd.	569,000	5,581
* Furukawa Electric Co. Ltd.	2,789,000	5,562
Itochu Techno-Solutions Corp.	107,449	5,559
Toyoda Gosei Co. Ltd.	280,163	5,517
Sumitomo Osaka Cement Co. Ltd.	1,687,000	5,492
Disco Corp.	109,900	5,423
Sundrug Co. Ltd.	146,800	5,407
Rohto Pharmaceutical Co. Ltd.	388,000	5,347
Wacoal Holdings Corp.	473,000	5,322
Daido Steel Co. Ltd.	1,226,463	5,319
Lion Corp.	913,000	5,275
M3 Inc.	2,739	5,261
^ K's Holdings Corp.	196,700	5,260
Takara Holdings Inc.	702,000	5,258
Dainippon Screen Manufacturing Co. Ltd.	868,000	5,257
^ Kakaku.com Inc.	153,200	5,244
Nagase & Co. Ltd.	490,400	5,231
Izumi Co. Ltd.	214,000	5,200
Yamato Kogyo Co. Ltd.	184,455	5,181
H2O Retailing Corp.	502,000	5,164
Koito Manufacturing Co. Ltd.	413,800	5,140
Sumitomo Forestry Co. Ltd.	571,200	5,112
Tsuruha Holdings Inc.	66,900	5,071
Awa Bank Ltd.	848,000	5,068
Nanto Bank Ltd.	985,000	5,023
Mitsui Mining & Smelting Co. Ltd.	2,352,000	4,979
Fuji Electric Co. Ltd.	2,438,774	4,947

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Daiwahouse Residential Investment Corp.	627	4,941
^	Hikari Tsushin Inc.	89,400	4,940
	ABC-Mart Inc.	112,389	4,929
	Zeon Corp.	677,000	4,883
^	Nippon Paper Group Inc.	425,156	4,862
^,*	Kawasaki Kisen Kaisha Ltd.	3,814,710	4,835
	Ushio Inc.	453,343	4,783
^	Minebea Co. Ltd.	1,455,000	4,782
^	eAccess Ltd.	9,423	4,755
	Kaken Pharmaceutical Co. Ltd.	306,000	4,740
	Japan Petroleum Exploration Co.	124,953	4,703
	Daishi Bank Ltd.	1,416,000	4,679
	Ogaki Kyoritsu Bank Ltd.	1,313,000	4,622
	Showa Shell Sekiyu KK	827,359	4,606
	Aoyama Trading Co. Ltd.	230,900	4,563
	Ship Healthcare Holdings Inc.	136,000	4,535
^	CyberAgent Inc.	2,259	4,515
	Keiyo Bank Ltd.	1,029,000	4,511
	Ito En Ltd.	239,600	4,509
	Nifco Inc.	197,600	4,490
	House Foods Corp.	276,500	4,463
	Juroku Bank Ltd.	1,374,000	4,459
	Wacom Co. Ltd.	1,528	4,438
	San-In Godo Bank Ltd.	641,000	4,434
	Mabuchi Motor Co. Ltd.	104,216	4,416
	Horiba Ltd.	160,600	4,382
	Daiichikosho Co. Ltd.	177,100	4,382
	Hokkoku Bank Ltd.	1,213,000	4,379
	Hyakugo Bank Ltd.	994,000	4,350
	Maruichi Steel Tube Ltd.	208,212	4,330
	Tosoh Corp.	2,201,279	4,309
	Cosmo Oil Co. Ltd.	2,412,850	4,292
	Alps Electric Co. Ltd.	722,700	4,273
	Kenedix Realty Investment Corp. Class A	1,244	4,249
	Higo Bank Ltd.	714,000	4,214
	Hoshizaki Electric Co. Ltd.	154,400	4,204
	Hitachi Capital Corp.	218,500	4,196
	Shimachu Co. Ltd.	189,800	4,194
	NTT Urban Development Corp.	5,078	4,184
	NET One Systems Co. Ltd.	375,900	4,184
	KYORIN Holdings Inc.	196,000	4,144
	Fujikura Ltd.	1,486,000	4,135
	Japan Excellent Inc.	743	4,119
	Toyobo Co. Ltd.	3,721,000	4,101
	Autobacs Seven Co. Ltd.	99,900	4,100
	Hitachi Zosen Corp.	3,264,500	4,090
	Coca-Cola West Co. Ltd.	264,926	4,061
	FP Corp.	53,700	4,037
	Kiyo Holdings Inc.	2,950,000	4,032
	IT Holdings Corp.	320,500	3,994
	Industrial & Infrastructure Fund Investment Corp.	513	3,964
	Sankyu Inc.	1,131,000	3,940
	Sanwa Holdings Corp.	980,000	3,918
	Onward Holdings Co. Ltd.	529,000	3,917
	Rengo Co. Ltd.	895,000	3,912
	Duskin Co. Ltd.	205,800	3,909
	Mori Hills REIT Investment Corp.	804	3,908
	OSG Corp.	297,600	3,901
	Sapporo Holdings Ltd.	1,394,000	3,893
	Hyakujushi Bank Ltd.	990,000	3,881
	Square Enix Holdings Co. Ltd.	274,807	3,874
*	Haseko Corp.	6,041,000	3,856
	Musashino Bank Ltd.	134,500	3,852
	Kyowa Exeo Corp.	365,600	3,837

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	North Pacific Bank Ltd.	1,484,000	3,835
	Nisshinbo Holdings Inc.	584,000	3,821
	Mitsui Engineering & Shipbuilding Co. Ltd.	3,152,000	3,791
	Toho Holdings Co. Ltd.	185,000	3,782
	Kagoshima Bank Ltd.	592,000	3,774
	Taiyo Yuden Co. Ltd.	435,500	3,695
	Pigeon Corp.	80,000	3,686
	Tokyu REIT Inc.	698	3,685
	Kinden Corp.	584,006	3,656
	Century Tokyo Leasing Corp.	182,800	3,629
	SCSK Corp.	213,036	3,628
^	Zensho Holdings Co. Ltd.	298,100	3,626
	Capcom Co. Ltd.	189,700	3,618
^	Shochiku Co. Ltd.	368,000	3,587
	Nomura Real Estate Residential Fund Inc.	598	3,573
	Tokyo Ohka Kogyo Co. Ltd.	174,700	3,562
	Aica Kogyo Co. Ltd.	210,200	3,558
	Seino Holdings Co. Ltd.	617,000	3,558
	Nipro Corp.	517,200	3,536
	SKY Perfect JSAT Holdings Inc.	7,716	3,526
	OKUMA Corp.	576,000	3,520
^	NTN Corp.	1,959,324	3,515
	Fukuoka REIT Co. Class A	464	3,490
	Cosmos Pharmaceutical Corp.	35,100	3,461
	Tadano Ltd.	466,000	3,438
	Nissan Shatai Co. Ltd.	312,000	3,414
	Lintec Corp.	197,100	3,409
*	Sumco Corp.	496,778	3,407
	Maeda Road Construction Co. Ltd.	268,000	3,365
	Sohgo Security Services Co. Ltd.	238,800	3,356
	Mochida Pharmaceutical Co. Ltd.	260,000	3,354
	Fuji Oil Co. Ltd.	252,000	3,354
	Daikyo Inc.	1,249,000	3,332
	Canon Marketing Japan Inc.	227,200	3,311
	Unipres Corp.	143,500	3,308
	Toagosei Co. Ltd.	808,000	3,294
	Bank of Okinawa Ltd.	77,900	3,243
	Megmilk Snow Brand Co. Ltd.	191,800	3,238
	Nippon Sheet Glass Co. Ltd.	3,892,413	3,224
	TS Tech Co. Ltd.	189,100	3,221
^	Fukuyama Transporting Co. Ltd.	613,000	3,218
	Ezaki Glico Co. Ltd.	285,000	3,214
	Komeri Co. Ltd.	132,500	3,198
	Jafco Co. Ltd.	140,300	3,188
	Nikkiso Co. Ltd.	266,000	3,176
	Pola Orbis Holdings Inc.	100,716	3,171
^	Seiko Epson Corp.	565,711	3,146
	Bank of Iwate Ltd.	67,500	3,129
	Daiwa Office Investment Corp. Class A	937	3,100
	Nihon Parkerizing Co. Ltd.	203,000	3,064
	Iwatani Corp.	781,000	3,061
	Matsumotokiyoshi Holdings Co. Ltd.	126,700	3,051
	Tokai Tokyo Financial Holdings Inc.	846,000	3,048
	Toho Bank Ltd.	907,000	3,033
	Sangetsu Co. Ltd.	113,700	3,027
	Accordia Golf Co. Ltd.	4,221	3,004
	Ain Pharmaciez Inc.	42,400	3,002
^,*	Oki Electric Industry Co. Ltd.	2,984,000	2,998
	Penta-Ocean Construction Co. Ltd.	1,246,000	2,996
	Toyo Ink SC Holdings Co. Ltd.	813,000	2,996
	Premier Investment Corp.	817	2,975
	Nippon Konpo Unyu Soko Co. Ltd.	246,500	2,970
	Meitec Corp.	134,600	2,964
	Maruha Nichiro Holdings Inc.	1,801,000	2,959

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Hitachi Transport System Ltd.	196,000	2,942
	NOF Corp.	602,000	2,874
	Takara Standard Co. Ltd.	383,000	2,874
	Chiyoda Co. Ltd.	100,400	2,872
	Tsubakimoto Chain Co.	583,000	2,856
	Sumitomo Bakelite Co. Ltd.	797,000	2,845
	Okasan Securities Group Inc.	753,000	2,845
	Kose Corp.	131,500	2,838
	Moshi Moshi Hotline Inc.	186,500	2,809
	Avex Group Holdings Inc.	141,600	2,800
	Arnest One Corp.	188,300	2,794
^	Toyota Boshoku Corp.	293,878	2,787
	Arcs Co. Ltd.	131,500	2,775
	Heiwa Corp.	176,200	2,769
	Asatsu-DK Inc.	120,200	2,762
	Top REIT Inc.	592	2,757
	Hanwa Co. Ltd.	788,000	2,755
	Tokai Rika Co. Ltd.	218,800	2,746
	ADEKA Corp.	363,600	2,742
^	Matsui Securities Co. Ltd.	404,800	2,730
	Takata Corp.	149,200	2,726
	Resorttrust Inc.	144,800	2,699
	Yamanashi Chuo Bank Ltd.	666,000	2,696
	Towa Pharmaceutical Co. Ltd.	42,300	2,688
	Toshiba TEC Corp.	575,000	2,687
	Hogy Medical Co. Ltd.	52,400	2,681
	Tokai Carbon Co. Ltd.	832,000	2,673
	HIS Co. Ltd.	88,400	2,672
	Nichi-iko Pharmaceutical Co. Ltd.	124,700	2,638
^	Tokuyama Corp.	1,371,000	2,631
^,*	Pioneer Corp.	1,096,200	2,626
	Miura Co. Ltd.	114,900	2,626
	SHO-BOND Holdings Co. Ltd.	86,800	2,625
	Mori Seiki Co. Ltd.	416,800	2,611
	Kokuyo Co. Ltd.	333,500	2,591
	Yamagata Bank Ltd.	587,000	2,589
	Toda Corp.	855,000	2,582
^	Start Today Co. Ltd.	233,776	2,562
^,*	Tokyo Dome Corp.	759,000	2,559
	Tokyo Seimitsu Co. Ltd.	169,000	2,554
	Calsonic Kansei Corp.	631,000	2,550
	Nippo Corp.	225,000	2,550
	Morinaga Milk Industry Co. Ltd.	771,000	2,550
	Meidensha Corp.	723,000	2,547
	Point Inc.	66,740	2,542
	Sekisui House SI Investment Co.	557	2,540
	Nippon Soda Co. Ltd.	584,000	2,539
	Taikisha Ltd.	119,400	2,535
	DCM Holdings Co. Ltd.	370,200	2,522
	Exedy Corp.	129,000	2,522
	Yoshinoya Holdings Co. Ltd.	1,970	2,498
	TOMONY Holdings Inc.	591,100	2,481
	Oita Bank Ltd.	734,000	2,465
	Jaccs Co. Ltd.	578,000	2,463
	Aomori Bank Ltd.	828,000	2,459
	Itoham Foods Inc.	610,000	2,438
	Valor Co. Ltd.	142,400	2,435
	Hokuetsu Kishu Paper Co. Ltd.	475,000	2,434
	Nippon Shinyaku Co. Ltd.	201,000	2,421
	Internet Initiative Japan Inc.	92,400	2,414
^	Kadokawa Group Holdings Inc.	78,400	2,410
	Nitto Boseki Co. Ltd.	733,000	2,410
	FCC Co. Ltd.	133,900	2,405
	Global One Real Estate Investment Corp.	398	2,392

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Sankyo-Tateyama Holdings Inc.	1,096,000	2,376
Paramount Bed Holdings Co. Ltd.	68,000	2,371
Bank of Nagoya Ltd.	684,000	2,342
Maeda Corp.	529,000	2,340
Sumitomo Warehouse Co. Ltd.	559,000	2,339
Universal Entertainment Corp.	107,500	2,311
Toshiba Plant Systems & Services Corp.	169,000	2,287
Okumura Corp.	706,000	2,273
* Orient Corp.	1,198,500	2,253
United Arrows Ltd.	87,900	2,252
Nissin Kogyo Co. Ltd.	155,500	2,235
Ryosan Co. Ltd.	132,300	2,233
Central Glass Co. Ltd.	770,000	2,229
Nippon Suisan Kaisha Ltd.	1,014,100	2,223
^ KYB Co. Ltd.	615,000	2,213
Nachi-Fujikoshi Corp.	704,000	2,189
Keihin Corp.	178,400	2,154
Earth Chemical Co. Ltd.	57,900	2,150
Mandom Corp.	80,700	2,130
Cocokara fine Inc.	62,800	2,115
Toyo Engineering Corp.	510,000	2,111
Fujitsu General Ltd.	243,000	2,110
Toshiba Machine Co. Ltd.	480,000	2,082
Daiseki Co. Ltd.	154,100	2,079
Nippon Flour Mills Co. Ltd.	496,000	2,075
Inaba Denki Sangyo Co. Ltd.	76,000	2,075
TSI Holdings Co. Ltd.	339,900	2,074
Xebio Co. Ltd.	105,600	2,066
Daio Paper Corp.	372,000	2,055
Japan Rental Housing Investments Inc. Class A	3,391	2,053
^ Nichias Corp.	418,000	2,049
MID Reit Inc.	778	2,045
Fuji Machine Manufacturing Co. Ltd.	143,800	2,037
Mirait Holdings Corp.	251,100	2,035
Kureha Corp.	523,000	2,034
Asahi Diamond Industrial Co. Ltd.	229,000	2,028
PanaHome Corp.	324,000	2,025
* Nisshin Steel Holdings Co. Ltd.	305,392	2,024
Pacific Metals Co. Ltd.	595,000	2,023
JVC Kenwood Corp.	567,900	2,016
Fuyo General Lease Co. Ltd.	71,900	2,012
Bank of the Ryukyus Ltd.	159,500	2,006
Oiles Corp.	106,700	2,005
WATAMI Co. Ltd.	89,200	1,995
Showa Corp.	215,300	1,992
Taiyo Holdings Co. Ltd.	70,800	1,992
MOS Food Services Inc.	104,100	1,991
GMO internet Inc.	281,500	1,970
Amano Corp.	239,400	1,965
^ Colowide Co. Ltd.	221,500	1,961
Hokuto Corp.	97,700	1,953
Makino Milling Machine Co. Ltd.	415,000	1,951
Takasago Thermal Engineering Co. Ltd.	247,800	1,950
Okinawa Electric Power Co. Inc.	63,400	1,942
Noritz Corp.	118,100	1,940
Fuji Seal International Inc.	90,600	1,930
* Kanematsu Corp.	1,636,000	1,930
* Leopalace21 Corp.	638,400	1,922
^ Japan Hotel REIT Investment Corp.	6,783	1,914
Nippon Light Metal Holdings Co. Ltd.	2,118,000	1,912
Kissei Pharmaceutical Co. Ltd.	111,000	1,892
Daifuku Co. Ltd.	376,000	1,880
IBJ Leasing Co. Ltd.	74,200	1,875
Gunze Ltd.	748,000	1,873

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Toyo Tire & Rubber Co. Ltd.	770,000	1,871
^	Bic Camera Inc.	3,802	1,858
	Toho Zinc Co. Ltd.	546,000	1,855
	Fancl Corp.	172,200	1,850
	Canon Electronics Inc.	87,300	1,840
	Megachips Corp.	82,200	1,836
^,*	Aiful Corp.	668,650	1,834
	Shinko Electric Industries Co. Ltd.	294,000	1,831
	Sumitomo Real Estate Sales Co. Ltd.	38,630	1,819
	Tamron Co. Ltd.	66,800	1,815
	Toppan Forms Co. Ltd.	192,500	1,813
	Heiwado Co. Ltd.	130,300	1,813
	Kandenko Co. Ltd.	388,000	1,807
	Shinmaywa Industries Ltd.	333,000	1,807
	Okamura Corp.	249,000	1,807
^	Dr Ci:Labo Co. Ltd.	561	1,803
	Musashi Seimitsu Industry Co. Ltd.	86,300	1,802
	Joshin Denki Co. Ltd.	163,000	1,785
	Hankyu Reit Inc. Class A	354	1,774
	Nishimatsuya Chain Co. Ltd.	219,100	1,765
	Aichi Bank Ltd.	31,800	1,761
	Nishimatsu Construction Co. Ltd.	1,124,000	1,760
	NEC Networks & System Integration Corp.	96,000	1,754
	Asahi Holdings Inc.	103,900	1,752
	Tatsuta Electric Wire and Cable Co. Ltd.	176,000	1,751
^	Kisoji Co. Ltd.	85,300	1,749
	Tachi-S Co. Ltd.	95,000	1,743
	Hokuetsu Bank Ltd.	906,000	1,737
	Takasago International Corp.	340,000	1,731
	Chofu Seisakusho Co. Ltd.	75,200	1,730
	Japan Airport Terminal Co. Ltd.	158,700	1,725
^	Message Co. Ltd.	559	1,724
	Dydo Drinco Inc.	40,400	1,724
	Saizeriya Co. Ltd.	121,800	1,711
	Kintetsu World Express Inc.	60,600	1,707
	Misawa Homes Co. Ltd.	115,800	1,704
	Fuji Soft Inc.	80,000	1,698
	Japan Aviation Electronics Industry Ltd.	213,000	1,698
	Mizuno Corp.	364,000	1,697
^	Tsugami Corp.	272,000	1,697
	J Trust Co. Ltd.	115,100	1,694
^	Seria Co. Ltd.	83,700	1,692
	Japan Wool Textile Co. Ltd.	246,000	1,689
	Nichii Gakkan Co.	185,300	1,688
	Sumitomo Light Metal Industries Ltd.	2,066,000	1,682
	Press Kogyo Co. Ltd.	402,000	1,681
	Ariake Japan Co. Ltd.	78,800	1,680
	Morinaga & Co. Ltd.	760,000	1,674
	Miyazaki Bank Ltd.	681,000	1,672
	Fujitec Co. Ltd.	279,000	1,672
	Heiwa Real Estate Co. Ltd.	142,100	1,662
*	Mitsumi Electric Co. Ltd.	345,300	1,662
	Iseki & Co. Ltd.	724,000	1,661
	Paltac Corp.	113,100	1,656
	Aichi Steel Corp.	444,000	1,653
	Nisshin Oillio Group Ltd.	449,000	1,653
	Tokyo Broadcasting System Holdings Inc.	169,900	1,652
	Ricoh Leasing Co. Ltd.	70,700	1,647
	Japan Securities Finance Co. Ltd.	358,800	1,643
	Max Co. Ltd.	150,000	1,641
	Aeon Delight Co. Ltd.	79,700	1,640
^	MonotaRO Co. Ltd.	62,300	1,636
	Toei Co. Ltd.	298,000	1,635
	Daiwabo Holdings Co. Ltd.	870,000	1,612

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Alpine Electronics Inc.	185,400	1,611
	Daibiru Corp.	197,800	1,600
	EPS Corp.	533	1,591
	Sakata Seed Corp.	122,800	1,587
	Futaba Corp.	134,400	1,587
	Nihon Unisys Ltd.	217,800	1,584
	Kato Sangyo Co. Ltd.	87,000	1,574
	Hitachi Koki Co. Ltd.	219,000	1,571
	Fuji Co. Ltd.	74,300	1,567
	Nippon Seiki Co. Ltd.	163,000	1,566
^	Fuji Kyuko Co. Ltd.	250,000	1,566
	Eighteenth Bank Ltd.	596,000	1,563
	Nitto Kogyo Corp.	101,700	1,557
	Fujimi Inc.	79,400	1,551
	NSD Co. Ltd.	160,200	1,534
	TOC Co. Ltd.	287,800	1,533
	Nichicon Corp.	224,700	1,530
	Yodogawa Steel Works Ltd.	474,000	1,527
	Seikagaku Corp.	133,100	1,526
^	Royal Holdings Co. Ltd.	122,100	1,523
^	OSAKA Titanium Technologies Co.	76,700	1,519
	Enplas Corp.	42,500	1,518
	Tokyo Steel Manufacturing Co. Ltd.	472,400	1,518
^	Osaka Securities Exchange Co. Ltd.	407	1,517
	Senko Co. Ltd.	374,000	1,514
	Heiwa Real Estate REIT Inc. Class A	2,156	1,496
	AOKI Holdings Inc.	67,200	1,494
	HAJIME CONSTRUCTION Co. Ltd.	47,300	1,491
	Kitz Corp.	352,500	1,489
	Doutor Nichires Holdings Co. Ltd.	118,200	1,488
	Aida Engineering Ltd.	233,400	1,486
^	Takara Bio Inc.	153,300	1,472
	Round One Corp.	290,600	1,470
	Sanden Corp.	488,000	1,468
	Topy Industries Ltd.	751,000	1,459
	Shizuoka Gas Co. Ltd.	204,000	1,452
	Kansai Urban Banking Corp.	1,174,000	1,443
	Relo Holdings Inc.	43,200	1,437
	TKC Corp.	73,600	1,437
	Yamazen Corp.	232,200	1,431
	San-A Co. Ltd.	36,700	1,425
	Tomy Co. Ltd.	258,000	1,424
	Geo Holdings Corp.	1,266	1,423
	Trusco Nakayama Corp.	78,800	1,421
	Modec Inc.	69,900	1,420
	Star Micronics Co. Ltd.	151,500	1,418
	EDION Corp.	330,900	1,414
	Sanken Electric Co. Ltd.	452,000	1,412
	Tochigi Bank Ltd.	402,000	1,411
	Plenus Co. Ltd.	86,700	1,410
	Sanyo Special Steel Co. Ltd.	470,000	1,401
	Topre Corp.	161,800	1,397
	Kuroda Electric Co. Ltd.	123,400	1,391
	Shinko Plantech Co. Ltd.	167,900	1,379
	NEC Mobiling Ltd.	33,000	1,373
	Alpen Co. Ltd.	74,500	1,367
^,*	Matsuya Co. Ltd.	130,200	1,366
	Takuma Co. Ltd.	268,000	1,364
^	Shima Seiki Manufacturing Ltd.	106,600	1,357
^	PGM Holdings K K	1,690	1,355
*	Seiko Holdings Corp.	514,000	1,353
	Jin Co. Ltd.	45,000	1,353
	Mitsubishi Pencil Co. Ltd.	76,300	1,351
	Hitachi Kokusai Electric Inc.	198,000	1,343

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	ZERIA Pharmaceutical Co. Ltd.	84,000	1,342
	Tokai Rubber Industries Ltd.	151,100	1,339
	Nippon Synthetic Chemical Industry Co. Ltd.	203,000	1,333
^	Temp Holdings Co. Ltd.	110,500	1,328
	Toyo Corp.	116,100	1,327
	Cawachi Ltd.	62,200	1,327
	Vital KSK Holdings Inc.	130,900	1,326
	Kurabo Industries Ltd.	860,000	1,325
	TOKAI Holdings Corp.	325,200	1,324
	Sanyo Chemical Industries Ltd.	234,000	1,320
	Token Corp.	30,050	1,319
	Mitsui-Soko Co. Ltd.	429,000	1,312
	NS Solutions Corp.	64,600	1,308
	Coca-Cola Central Japan Co. Ltd.	106,200	1,305
	Mitsubishi Shokuhin Co. Ltd.	53,500	1,304
	Kohnan Shoji Co. Ltd.	107,600	1,303
^	Akebono Brake Industry Co. Ltd.	301,900	1,301
	Megane TOP Co. Ltd.	113,000	1,300
	Foster Electric Co. Ltd.	89,200	1,299
^	Asahi Intecc Co. Ltd.	43,500	1,291
	Monex Group Inc.	7,530	1,283
	Nitta Corp.	83,300	1,281
	Inabata & Co. Ltd.	197,700	1,278
	Milbon Co. Ltd.	39,260	1,270
^	Doshisha Co. Ltd.	45,600	1,269
	Minato Bank Ltd.	708,000	1,268
	Izumiya Co. Ltd.	256,000	1,267
	Marudai Food Co. Ltd.	361,000	1,267
	Komori Corp.	241,700	1,266
	Okuwa Co. Ltd.	94,000	1,266
	Nippon Densetsu Kogyo Co. Ltd.	139,000	1,265
	Nippon Coke & Engineering Co. Ltd.	1,073,000	1,264
	Chugoku Marine Paints Ltd.	256,000	1,264
*	Kenedix Inc.	9,702	1,260
	Riken Corp.	376,000	1,259
	Sekisui Jushi Corp.	129,000	1,257
	Yaoko Co. Ltd.	30,600	1,250
	Denki Kogyo Co. Ltd.	271,000	1,247
	Zenrin Co. Ltd.	101,700	1,246
	Seiren Co. Ltd.	199,300	1,242
	Sintokogio Ltd.	175,100	1,236
	Mitsuboshi Belting Co. Ltd.	223,000	1,235
	St. Marc Holdings Co. Ltd.	33,000	1,231
	Transcosmos Inc.	110,300	1,229
	Welcia Holdings Co. Ltd.	33,330	1,225
	Hosiden Corp.	225,800	1,225
	ASKUL Corp.	81,400	1,223
^	Kappa Create Holdings Co. Ltd.	56,700	1,222
	Yuasa Trading Co. Ltd.	736,000	1,218
*	Aderans Co. Ltd.	93,000	1,217
	Pal Co. Ltd.	23,700	1,210
	KEY Coffee Inc.	61,700	1,200
^	Digital Garage Inc.	619	1,194
	Okamoto Industries Inc.	305,000	1,188
	Tokyo Tomin Bank Ltd.	137,800	1,186
	Torii Pharmaceutical Co. Ltd.	53,400	1,182
^	Toho Titanium Co. Ltd.	132,900	1,182
*	Furukawa Co. Ltd.	1,324,000	1,178
	Sanyo Shokai Ltd.	398,000	1,172
^	Topcon Corp.	246,300	1,169
^	Starbucks Coffee Japan Ltd.	1,659	1,168
^,*	Fujiya Co. Ltd.	470,000	1,166
	Sato Holdings Corp.	83,300	1,159
	Nihon M&A Center Inc.	38,400	1,154

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Ohsho Food Service Corp.	47,700	1,154
* Ulvac Inc.	181,400	1,148
Tecmo Koei Holdings Co. Ltd.	140,300	1,148
Kanamoto Co. Ltd.	94,000	1,147
Higashi-Nippon Bank Ltd.	529,000	1,141
OBIC Business Consultants Ltd.	21,550	1,139
CKD Corp.	222,900	1,137
Nagaileben Co. Ltd.	77,200	1,134
Showa Sangyo Co. Ltd.	337,000	1,127
Totetsu Kogyo Co. Ltd.	98,000	1,123
France Bed Holdings Co. Ltd.	529,000	1,122
Honeys Co. Ltd.	70,120	1,117
Cosel Co. Ltd.	85,700	1,107
* Unitika Ltd.	2,205,000	1,104
Ai Holdings Corp.	172,800	1,100
CREATE SD HOLDINGS Co. Ltd.	41,300	1,099
Nitto Kohki Co. Ltd.	48,500	1,096
^ Maruwa Co. Ltd.	37,043	1,091
Nippon Road Co. Ltd.	295,000	1,090
^ Melco Holdings Inc.	52,100	1,087
Yokohama Reito Co. Ltd.	160,100	1,087
DTS Corp.	78,500	1,084
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	258,000	1,083
^ Macromill Inc.	88,000	1,076
Nippon Signal Co. Ltd.	191,600	1,074
Itochu Enex Co. Ltd.	205,000	1,072
Hibiya Engineering Ltd.	94,900	1,071
Bank of Saga Ltd.	487,000	1,068
Pack Corp.	59,800	1,063
Toa Corp.	742,000	1,061
Mani Inc.	28,500	1,058
Takamatsu Construction Group Co. Ltd.	64,600	1,058
Ministop Co. Ltd.	62,600	1,056
Sakai Chemical Industry Co. Ltd.	392,000	1,056
Mikuni Coca-Cola Bottling Co. Ltd.	126,700	1,053
Fujicco Co. Ltd.	82,000	1,052
BML Inc.	41,600	1,049
TV Asahi Corp.	80,600	1,039
Kinugawa Rubber Industrial Co. Ltd.	177,000	1,035
Eizo Nanao Corp.	65,900	1,034
Nissin Electric Co. Ltd.	178,000	1,030
Pilot Corp.	571	1,027
Mitsui Sugar Co. Ltd.	318,000	1,025
Daihen Corp.	380,000	1,018
Nichiha Corp.	94,700	1,017
Riso Kagaku Corp.	62,500	1,014
Kyoei Steel Ltd.	64,900	1,012
Towa Bank Ltd.	1,016,000	1,005
Tokyu Livable Inc.	76,900	1,001
Bando Chemical Industries Ltd.	328,000	999
Nippon Thompson Co. Ltd.	288,000	996
Nippon Sharyo Ltd.	274,000	996
Sanki Engineering Co. Ltd.	215,000	994
Noritake Co. Ltd.	424,000	989
J-Oil Mills Inc.	381,000	988
* OncoTherapy Science Inc.	605	983
Kasumi Co. Ltd.	150,000	979
Nippon Ceramic Co. Ltd.	73,000	977
Descente Ltd.	167,000	977
Funai Electric Co. Ltd.	72,300	977
Yorozu Corp.	65,700	975
T-Gaia Corp.	101,200	973
* Ishihara Sangyo Kaisha Ltd.	1,252,000	972
Toridoll.corp	64,500	972

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Tsukuba Bank Ltd.	302,500	970
	Goldcrest Co. Ltd.	64,520	970
	Ryobi Ltd.	475,000	967
	Koa Corp.	122,600	959
	San-Ai Oil Co. Ltd.	218,000	956
	Yachiyo Bank Ltd.	53,500	955
	Yellow Hat Ltd.	71,000	953
	Chudenko Corp.	106,800	951
	Kyokuto Kaihatsu Kogyo Co. Ltd.	113,100	942
	Nittetsu Mining Co. Ltd.	233,000	937
*	Mitsubishi Paper Mills Ltd.	1,094,000	932
	Taihei Dengyo Kaisha Ltd.	143,000	924
^,*	Daiei Inc.	488,200	924
	Okabe Co. Ltd.	146,300	922
^	Kumiai Chemical Industry Co. Ltd.	203,000	920
	Japan Pulp & Paper Co. Ltd.	307,000	915
	Sumikin Bussan Corp.	373,000	912
	kabu.com Securities Co. Ltd.	329,900	911
	Tokai Corp.	36,700	905
	Osaka Steel Co. Ltd.	54,500	902
^	Asahi Co. Ltd.	59,900	901
	Toyo Tanso Co. Ltd.	47,300	897
	Ryoyo Electro Corp.	89,800	897
	Mie Bank Ltd.	421,000	897
	JSP Corp.	69,200	896
	Prima Meat Packers Ltd.	496,000	895
	Achilles Corp.	692,000	893
^	Atom Corp.	176,200	892
	Mars Engineering Corp.	37,400	891
^	Weathernews Inc.	26,861	890
	Toenec Corp.	162,000	889
	Sanyo Denki Co. Ltd.	164,000	889
	Oyo Corp.	73,000	887
	Nippon Denko Co. Ltd.	376,000	881
	Gulliver International Co. Ltd.	22,950	879
	Nihon Nohyaku Co. Ltd.	198,000	878
	Katakura Industries Co. Ltd.	101,600	878
	TPR Co. Ltd.	78,400	878
	Iino Kaiun Kaisha Ltd.	307,200	877
^	Ringer Hut Co. Ltd.	68,500	875
	Tokyu Community Corp.	24,300	872
	Mitsuba Corp.	137,000	869
	Fuso Pharmaceutical Industries Ltd.	269,000	869
*	Hitachi Cable Ltd.	660,000	867
*	Toko Inc.	377,000	865
	Aiphone Co. Ltd.	49,600	860
	Idec Corp.	109,400	859
	Organo Corp.	145,000	856
	Sanshin Electronics Co. Ltd.	113,500	853
	Pacific Industrial Co. Ltd.	145,000	852
	Arcland Sakamoto Co. Ltd.	58,600	849
	Mitsubishi Steel Manufacturing Co. Ltd.	497,000	848
	Sinanen Co. Ltd.	198,000	846
*	Chiba Kogyo Bank Ltd.	168,400	845
^	Fields Corp.	58,600	844
*	Futaba Industrial Co. Ltd.	224,100	842
	Daido Metal Co. Ltd.	123,000	842
	Yokogawa Bridge Holdings Corp.	115,000	837
	Mitsuuroko Holdings Co. Ltd.	128,300	836
	Aisan Industry Co. Ltd.	109,600	834
	Dwango Co. Ltd.	499	825
^,*	Nissha Printing Co. Ltd.	107,432	821
	Siix Corp.	55,600	820
	Furukawa-Sky Aluminum Corp.	348,000	816

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Nippon Valqua Industries Ltd.	304,000	816
	Nichiden Corp.	30,100	812
	Kaga Electronics Co. Ltd.	89,000	811
^	Ichibanya Co. Ltd.	25,000	803
	Tokyotokeiba Co. Ltd.	538,000	802
	Toyo Kanetsu KK	412,000	801
	Kamei Corp.	92,000	795
	Tocalo Co. Ltd.	54,400	791
	Nippon Koei Co. Ltd.	240,000	784
^,*	Clarion Co. Ltd.	500,000	782
*	Mitsui High-Tec Inc.	105,100	781
	NEC Fielding Ltd.	66,400	780
	Iida Home Max	87,500	772
	Matsuda Sangyo Co. Ltd.	57,900	770
	Nippon Carbon Co. Ltd.	451,000	769
	Hosokawa Micron Corp.	139,000	769
	Itochu-Shokuhin Co. Ltd.	21,000	768
	Marusan Securities Co. Ltd.	247,900	766
^	COOKPAD Inc.	24,800	765
^	Access Co. Ltd.	1,139	764
	Japan Digital Laboratory Co. Ltd.	73,300	764
	Kyoritsu Maintenance Co. Ltd.	35,600	762
	Kyudenko Corp.	168,000	760
	Bunka Shutter Co. Ltd.	178,000	760
	Nippon Beet Sugar Manufacturing Co. Ltd.	396,000	759
	C Uyemura & Co. Ltd.	23,000	757
	SWCC Showa Holdings Co. Ltd.	1,060,000	757
	Ines Corp.	117,300	748
	Asahi Organic Chemicals Industry Co. Ltd.	316,000	748
^	Nuflare Technology Inc.	98	746
	Macnica Inc.	37,800	745
	Senshukai Co. Ltd.	118,200	745
	Fujita Kanko Inc.	229,000	739
	Nishio Rent All Co. Ltd.	62,000	737
	Icom Inc.	35,100	734
	Tenma Corp.	73,800	732
^	Axell Corp.	29,800	731
^	Goldwin Inc.	119,000	729
*	Nippon Chemi-Con Corp.	501,000	729
	Daiso Co. Ltd.	263,000	729
	Godo Steel Ltd.	488,000	728
	Daiichi Jitsugyo Co. Ltd.	173,000	724
^	Harmonic Drive Systems Inc.	36,600	721
	Sinfonia Technology Co. Ltd.	432,000	720
	Shinko Shoji Co. Ltd.	83,200	720
	Tsutsumi Jewelry Co. Ltd.	31,100	714
	Denyo Co. Ltd.	66,700	707
	Ichiyoshi Securities Co. Ltd.	135,200	707
	Nafco Co. Ltd.	41,800	707
	Atsugi Co. Ltd.	610,000	696
	Proto Corp.	42,200	695
	Shikoku Chemicals Corp.	128,000	695
^	Chugai Ro Co. Ltd.	259,000	694
	Taihei Kogyo Co. Ltd.	174,000	693
	Yushin Precision Equipment Co. Ltd.	39,300	689
	Hitachi Medical Corp.	56,000	688
	Systena Corp.	796	687
	Stella Chemifa Corp.	36,100	678
^	Daikokutenbussan Co. Ltd.	21,300	677
	Tsukishima Kikai Co. Ltd.	80,000	677
	Nihon Dempa Kogyo Co. Ltd.	62,300	676
^	GCA Savvian Group Corp.	567	674
	Toyo Construction Co. Ltd.	220,800	673
^,*	Fudo Tetra Corp.	509,200	671

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Tokyu Construction Co. Ltd.	366,290	670
	Union Tool Co.	44,200	669
	Mitsui Matsushima Co. Ltd.	471,571	668
	Nissin Corp.	268,000	665
^	Japan Drilling Co. Ltd.	22,900	663
	Belluna Co. Ltd.	89,350	663
	Neturen Co. Ltd.	107,500	656
	Dunlop Sports Co. Ltd.	51,371	655
	Takiron Co. Ltd.	183,000	653
^,*	SxL Corp.	410,000	649
	Nihon Yamamura Glass Co. Ltd.	312,000	649
	Mitsui Home Co. Ltd.	132,000	644
	Sodick Co. Ltd.	169,200	643
	Kanto Natural Gas Development Ltd.	121,000	640
^	Keiyo Co. Ltd.	119,400	637
	Shindengen Electric Manufacturing Co. Ltd.	274,000	636
	Touei Housing Corp.	59,600	634
	Chuetsu Pulp & Paper Co. Ltd.	372,000	634
	Konaka Co. Ltd.	63,400	626
^,*	Skymark Airlines Inc.	117,800	626
^	Juki Corp.	509,000	625
	Uniden Corp.	265,000	619
	Kyodo Printing Co. Ltd.	275,000	617
	Hisaka Works Ltd.	87,000	605
	Kyosan Electric Manufacturing Co. Ltd.	185,000	603
	Paris Miki Holdings Inc.	109,900	597
	Shin-Etsu Polymer Co. Ltd.	179,000	597
	ST Corp.	53,600	593
	SMK Corp.	235,000	589
	Eagle Industry Co. Ltd.	94,000	588
	Gurunavi Inc.	52,800	585
	Matsuya Foods Co. Ltd.	32,300	585
^	Sumitomo Seika Chemicals Co. Ltd.	166,000	580
	Maruetsu Inc.	175,000	577
	Nohmi Bosai Ltd.	91,000	576
	Tamura Corp.	262,000	574
	NEC Capital Solutions Ltd.	40,900	574
	Japan Cash Machine Co. Ltd.	66,700	569
	Information Services International-Dentsu Ltd.	65,100	568
*	Nippon Yakin Kogyo Co. Ltd.	636,000	566
^,*	Takaoka Toko Holdings Co. Ltd.	38,500	564
	Pronexus Inc.	96,000	564
	Yusen Logistics Co. Ltd.	66,400	562
	Nippon Steel Trading Co. Ltd.	240,000	560
	T RAD Co. Ltd.	244,000	557
	Taiho Kogyo Co. Ltd.	57,500	557
	Corona Corp.	44,900	553
	Kura Corp.	39,700	553
^	Dai-ichi Seiko Co. Ltd.	40,400	553
	CMK Corp.	168,700	551
	Obara Group Inc.	50,100	549
	Koatsu Gas Kogyo Co. Ltd.	105,000	546
	S Foods Inc.	58,500	546
	Seika Corp.	209,000	545
	GMO Payment Gateway Inc.	33,400	541
^	Nissen Holdings Co. Ltd.	137,600	537
	Maruzen Showa Unyu Co. Ltd.	184,000	537
	Hioki EE Corp.	31,300	534
	Dai Nippon Toryo Co. Ltd.	504,000	531
	CMIC Holdings Co. Ltd.	34,700	530
	JCR Pharmaceuticals Co. Ltd.	45,400	529
	Uchida Yoko Co. Ltd.	194,000	527
	Yurtec Corp.	156,000	523
	Daisyo Corp.	41,500	521

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Takihyo Co. Ltd.	101,000	520
*	NS United Kaiun Kaisha Ltd.	477,000	520
	Cleanup Corp.	78,700	516
^	Tokyo Rope Manufacturing Co. Ltd.	466,000	514
	Daiwa Industries Ltd.	121,000	514
	Daiken Corp.	233,000	514
	Nice Holdings Inc.	237,000	511
	Yonekyu Corp.	61,900	503
	Kinki Sharyo Co. Ltd.	156,000	503
	Bit-isle Inc.	54,000	502
^	Osaki Electric Co. Ltd.	93,000	499
	Nippon Kanzai Co. Ltd.	26,800	497
	Shibusawa Warehouse Co. Ltd.	171,000	495
	Aichi Corp.	123,300	492
*	Jeol Ltd.	236,000	491
	Toho Real Estate Co. Ltd.	89,800	491
^	Mixi Inc.	286	483
	Daidoh Ltd.	84,600	483
	Yomiuri Land Co. Ltd.	152,000	480
	Airport Facilities Co. Ltd.	103,800	479
	Chori Co. Ltd.	43,700	478
	Sanoh Industrial Co. Ltd.	80,400	474
	Shimojima Co. Ltd.	40,900	474
	AOC Holdings Inc.	137,400	472
	Mitsubishi Research Institute Inc.	21,000	467
	Namura Shipbuilding Co. Ltd.	156,100	465
	Chiyoda Integre Co. Ltd.	44,600	460
	Hakuto Co. Ltd.	50,100	456
	Roland Corp.	68,000	456
	Mimasu Semiconductor Industry Co. Ltd.	57,400	451
	Torishima Pump Manufacturing Co. Ltd.	64,500	451
	ASKA Pharmaceutical Co. Ltd.	86,000	448
^,*	Japan Radio Co. Ltd.	194,000	445
	Tohokushinsha Film Corp.	63,000	442
	Toyo Kohan Co. Ltd.	177,000	442
^	Meiko Electronics Co. Ltd.	56,900	441
	Roland DG Corp.	40,800	440
	Sumitomo Precision Products Co. Ltd.	104,000	440
	Tokyo Energy & Systems Inc.	101,000	440
	Gun-Ei Chemical Industry Co. Ltd.	180,000	437
	Nidec Copal Electronics Corp.	83,900	429
	Alpha Systems Inc.	36,300	429
	Pasona Group Inc.	694	428
	Yahagi Construction Co. Ltd.	100,000	426
^	Ferrotec Corp.	108,200	426
	Simplex Holdings Inc.	1,375	419
	Gakken Holdings Co. Ltd.	152,000	417
	Future Architect Inc.	1,070	414
*	Usen Corp.	394,890	411
	Sasebo Heavy Industries Co. Ltd.	443,000	394
	Onoken Co. Ltd.	48,700	389
^,*	Daiichi Chuo KK	480,000	379
	Nippon Koshuha Steel Co. Ltd.	411,000	376
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	136,000	373
^	New Japan Chemical Co. Ltd.	108,300	368
^	Otsuka Kagu Ltd.	37,500	367
	Psc Inc.	6,800	365
	Japan Vilene Co. Ltd.	84,000	357
^	MTI Ltd.	366	353
	Krosaki Harima Corp.	151,000	348
^	Nidec Copal Corp.	45,000	340
	Meito Sangyo Co. Ltd.	26,500	337
^,*	FDK Corp.	412,000	330
	Sekisui Plastics Co. Ltd.	138,000	313

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Furuya Metal Co. Ltd.	11,400	310
^	Meiwa Corp.	76,500	304
^	Toda Kogyo Corp.	101,000	300
^	Parco Co. Ltd.	27,700	291
	Shinsho Corp.	158,000	281
	Kanto Denka Kogyo Co. Ltd.	178,000	281
^	Kojima Co. Ltd.	80,300	281
^,*	Best Denki Co. Ltd.	187,000	260
	Nidec-Tosok Corp.	38,300	252
	Furuno Electric Co. Ltd.	63,800	248
^	Ohara Inc.	29,900	228
	Tv Tokyo Holdings Corp.	19,400	218
	Noritsu Koki Co. Ltd.	46,700	187
^,*	Sparx Group Co. Ltd.	2,674	175
			10,416,269
Malaysia (0.9%)
	Malayan Banking Bhd.	18,047,090	53,388
	CIMB Group Holdings Bhd.	21,006,600	52,499
	Sime Darby Bhd.	11,731,700	37,633
	Tenaga Nasional Bhd.	11,916,100	27,110
	Petronas Chemicals Group Bhd.	12,178,727	25,941
	Genting Bhd.	8,897,100	25,781
	Public Bank Bhd. (Foreign)	4,606,194	24,006
	Axiata Group Bhd.	11,096,300	23,749
	DiGi.Com Bhd.	13,472,200	23,440
	IOI Corp. Bhd.	13,975,186	23,168
	Maxis Bhd.	9,797,050	22,370
	Petronas Gas Bhd.	2,575,100	16,540
	Genting Malaysia Bhd.	12,888,200	15,164
	AMMB Holdings Bhd.	7,189,400	15,032
	Kuala Lumpur Kepong Bhd.	2,090,086	14,676
	YTL Corp. Bhd.	21,119,786	12,099
	Hong Leong Bank Bhd.	2,466,760	11,876
	British American Tobacco Malaysia Bhd.	500,300	10,368
*	IHH Healthcare Bhd.	8,655,877	9,286
	Telekom Malaysia Bhd.	4,708,800	9,232
	PPB Group Bhd.	2,076,800	9,166
	Gamuda Bhd.	7,188,800	8,501
	IJM Corp. Bhd.	5,111,360	8,389
*	Sapurakencana Petroleum Bhd.	9,690,641	7,962
	Petronas Dagangan Bhd.	1,076,900	7,794
	UMW Holdings Bhd.	2,297,200	7,486
	RHB Capital Bhd.	2,887,100	7,096
	Felda Global Ventures Holdings Bhd.	4,606,924	7,078
*	MISC Bhd.	4,874,880	6,771
	Bumi Armada Bhd.	4,998,100	6,423
	Lafarge Malayan Cement Bhd.	1,806,100	5,780
	Alliance Financial Group Bhd.	4,314,700	5,756
	AirAsia Bhd.	5,336,600	5,297
	YTL Power International Bhd.	9,419,258	5,031
	Dialog Group Bhd.	6,221,060	4,891
*	UEM Land Holdings Bhd.	6,583,303	4,561
	Malaysia Airports Holdings Bhd.	2,339,500	4,462
	Berjaya Sports Toto Bhd.	3,042,628	4,434
	Parkson Holdings Bhd.	2,634,139	4,186
	KPJ Healthcare Bhd.	1,998,400	3,954
	Hong Leong Financial Group Bhd.	914,300	3,865
	Multi-Purpose Holdings Bhd.	3,194,600	3,801
	Sunway REIT	7,520,300	3,776
	Malaysian Resources Corp. Bhd.	6,011,600	3,458
	Malaysia Marine and Heavy Engineering Holdings Bhd.	2,126,471	3,363
	KLCC Property Holdings Bhd.	1,643,700	3,202
	Kulim Malaysia Bhd.	1,935,800	3,178
	Genting Plantations Bhd.	980,900	2,888

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
IGB Corp. Bhd.	3,604,248	2,879
Bursa Malaysia Bhd.	1,382,900	2,859
Media Prima Bhd.	3,785,400	2,830
MMC Corp. Bhd.	3,190,600	2,724
DRB-Hicom Bhd.	3,242,700	2,632
Carlsberg Brewery Malaysia Bhd.	609,600	2,620
CapitaMalls Malaysia Trust	4,413,900	2,605
Top Glove Corp. Bhd.	1,425,000	2,499
SP Setia Bhd.	2,107,200	2,494
Berjaya Corp. Bhd.	11,398,700	2,390
WCT Bhd.	2,564,000	2,318
Time dotCom Bhd.	1,566,840	1,796
Pavilion REIT	3,663,500	1,657
* Sunway Bhd.	2,118,227	1,637
HAP Seng Consolidated Bhd.	2,991,700	1,598
TAN Chong Motor Holdings Bhd.	1,093,700	1,589
Mah Sing Group Bhd.	2,104,800	1,549
Affin Holdings Bhd.	1,372,200	1,523
Hartalega Holdings Bhd.	990,500	1,514
QL Resources Bhd.	1,414,680	1,470
Eastern & Oriental Bhd.	2,659,800	1,428
MSM Malaysia Holdings Bhd.	851,500	1,400
Media Chinese International Ltd.	2,547,300	1,376
IJM Land Bhd.	1,883,900	1,360
* Malaysian Airline System Bhd.	3,895,100	1,313
POS Malaysia Bhd.	1,316,800	1,303
Supermax Corp. Bhd.	1,886,100	1,248
IJM Plantations Bhd.	1,204,500	1,236
* QSR Brands Bhd.	553,200	1,193
* KFC Holdings Malaysia Bhd.	932,200	1,191
Malaysia Building Society	1,511,885	1,163
Sarawak Oil Palms Bhd.	544,600	1,113
UOA Development Bhd.	1,941,800	1,076
BIMB Holdings Bhd.	1,068,600	1,060
Aeon Credit Service M Bhd.	241,440	946
Tradewinds Malaysia Bhd.	370,200	890
TSH Resources Bhd.	1,139,200	889
OSK Holdings Bhd.	1,856,890	889
Hap Seng Plantations Holdings Bhd.	906,300	874
Kian JOO CAN Factory Bhd.	1,055,800	820
* KNM Group Bhd.	4,651,350	814
Padini Holdings Bhd.	1,205,100	809
APM Automotive Holdings Bhd.	504,500	805
Wah Seong Corp. Bhd.	1,305,200	748
Ta Ann Holdings Bhd.	598,320	745
MBM Resources Bhd.	626,960	699
Mudajaya Group Bhd.	748,666	655
JCY International Bhd.	2,648,400	650
TA Enterprise Bhd.	3,639,800	608
* Mulpha International Bhd.	4,462,300	599
Malaysian Bulk Carriers Bhd.	1,254,100	596
Benalec Holdings Bhd.	1,272,500	588
Rimbunan Sawit Bhd.	1,873,400	576
Unisem M Bhd.	1,640,500	547
Dayang Enterprise Holdings Bhd.	717,700	534
Lion Industries Corp. Bhd.	1,523,300	529
* Perisai Petroleum Teknologi Bhd.	1,560,300	526
TH Plantations Bhd.	692,200	524
Kossan Rubber Industries	523,600	524
United Malacca Bhd.	222,700	523
* Scomi Group Bhd.	3,802,200	510
* Hibiscus Petroleum Bhd.	935,900	478
Press Metal Bhd.	833,300	475
CB Industrial Product Holding Bhd.	504,000	450

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Lingui Development Bhd.	837,000	448
	Latexx Partners Bhd.	592,400	443
	Malayan Flour Mills Bhd.	985,900	443
	Hai-O Enterprise Bhd.	558,500	407
	Tradewinds Corp. Bhd.	1,200,500	401
	Eversendai Corp. Bhd.	804,800	380
	Hock Seng LEE Bhd.	713,898	369
	Muhibbah Engineering M Bhd.	1,202,700	364
	TDM Bhd.	309,800	360
	Faber Group Bhd.	715,200	342
*	KSK Group Bhd.	1,526,500	342
	WTK Holdings Bhd.	893,500	307
*	YTL Land & Development Bhd.	870,100	276
	Ann Joo Resources Bhd.	509,000	247
	TA Global Bhd.	2,933,300	245
	CSC Steel Holdings Bhd.	602,100	241
	Petron Malaysia Refining & Marketing Bhd.	251,100	239
	Coastal Contracts Bhd.	368,133	230
*	Malaysia Building Society Warrants Exp. 05/31/2016	489,785	227
	Malaysian Pacific Industries Bhd.	261,100	226
	ECM Libra Financial Group Bhd.	759,500	221
	YTL E-Solutions Bhd.	877,000	210
	Paramount Corp. Bhd.	411,600	204
	Uchi Technologies Bhd.	523,900	199
*	Kinsteel Bhd.	1,438,300	186
*	Landmarks Bhd.	597,800	185
*	Alam Maritim Resources Bhd.	756,100	179
	Naim Holdings Bhd.	266,600	174
	Masterskill Education Group Bhd.	720,600	172
	Kim Loong Resources Bhd.	217,700	161
*	Puncak Niaga Holding Bhd.	297,200	129
*,2	Astro Malaysia Holdings Bhd.	68,100	61
*	Dialog Group Bhd. Warrants Exp. 02/12/2017	441,280	59
*	Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	58
	Public Bank Bhd. (Local)	8,900	46
*	WCT Bhd. Warrants Exp. 02/24/2016	288,480	43
*	Sunway Bhd. Warrants Exp. 08/17/2016	341,245	43
*	Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	72,940	27
*	MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	6
*	Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	5
*	QL Resources Bhd. Warrants Exp. 02/13/2013	34,224	1
			695,276
Mexico (1.1%)
	America Movil SAB de CV	169,984,269	215,888
	Fomento Economico Mexicano SAB de CV	8,452,317	76,119
	Wal-Mart de Mexico SAB de CV	23,134,687	68,323
	Grupo Mexico SAB de CV Class B	16,635,465	53,309
	Grupo Televisa SAB	11,153,283	50,698
	Grupo Financiero Banorte SAB de CV	8,087,383	44,933
*	Cemex SAB de CV	46,099,340	41,790
	Industrias Penoles SAB de CV	604,533	30,118
	Grupo Modelo SAB de CV	2,741,037	24,157
	Coca-Cola Femsa SAB de CV	1,865,204	23,907
	Grupo Financiero Inbursa SAB de CV	8,653,947	23,046
	Alfa SAB de CV Class A	12,310,000	22,704
	Mexichem SAB de CV	4,437,545	21,991
	Grupo Financiero Santander Mexico SAB de CV Class B	6,501,865	17,732
	Grupo Bimbo SAB de CV Class A	7,153,215	16,662
	Kimberly-Clark de Mexico SAB de CV Class A	6,776,431	16,271
*	Minera Frisco SAB de CV	2,726,681	10,851
	Arca Continental SAB de CV	1,378,378	10,001
	Grupo Carso SAB de CV	2,487,608	9,003
	Grupo Aeroportuario del Sureste SAB de CV Class B	897,791	8,702
	El Puerto de Liverpool SAB de CV	800,960	7,178

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,466,600	7,026
* Genomma Lab Internacional SAB de CV Class B	3,145,101	6,269
Compartamos SAB de CV	4,436,274	5,953
* Empresas ICA SAB de CV	2,567,113	5,515
* Industrias CH SAB de CV Class B	731,744	4,228
TV Azteca SAB de CV	4,278,824	2,689
* Corp GEO SAB de CV	2,116,257	2,544
* Alsea SAB de CV	1,483,306	2,379
Grupo Aeroportuario del Pacifico SAB de CV ADR	48,526	2,311
* Gruma SAB de CV Class B	735,700	2,147
* Desarrolladora Homex SAB de CV	924,700	2,040
Bolsa Mexicana de Valores SAB de CV	880,852	1,950
* Grupo Simec SAB de CV Class B	438,810	1,748
Grupo Aeroportuario del Centro Norte Sab de CV	699,757	1,667
Grupo Herdez SAB de CV	543,616	1,473
* Urbi Desarrollos Urbanos SAB de CV	2,187,000	1,365
* Consorcio ARA SAB de CV	3,511,866	1,102
* Grupo Aeromexico SAB de CV	630,178	1,007
* Grupo Famsa SAB de CV Class A	791,771	941
* Axtel SAB de CV	3,016,258	677
Cia Minera Autlan SAB de CV Class B	187,000	186
		848,600
Morocco (0.0%)
Maroc Telecom SA	49,896	629
Douja Promotion Groupe Addoha SA	84,813	613
Attijariwafa Bank	15,081	569
		1,811
Netherlands (1.7%)
Unilever NV	7,085,714	260,435
* ING Groep NV	16,667,417	148,310
Koninklijke Philips Electronics NV	4,517,166	113,138
ASML Holding NV	1,824,481	100,297
Heineken NV	1,001,545	61,809
Koninklijke Ahold NV	4,548,301	57,921
Akzo Nobel NV	1,021,934	55,622
Aegon NV	7,479,644	41,831
Reed Elsevier NV	2,990,457	40,143
Koninklijke DSM NV	669,947	34,452
* DE Master Blenders 1753 NV	2,569,361	31,514
Koninklijke KPN NV	4,347,122	27,403
Wolters Kluwer NV	1,308,396	25,314
Heineken Holding NV	436,434	22,174
Koninklijke Vopak NV	304,557	21,204
Fugro NV	300,976	20,368
Randstad Holding NV	521,358	17,046
TNT Express NV	1,446,627	15,244
Corio NV	278,355	12,400
Koninklijke Boskalis Westminster NV	317,078	12,094
Nutreco NV	151,294	11,333
Delta Lloyd NV	605,645	10,072
* SBM Offshore NV	744,819	9,750
Royal Imtech NV	304,569	7,656
Aalberts Industries NV	403,323	7,331
PostNL NV	1,793,743	7,079
Eurocommercial Properties NV	167,819	6,581
CSM	294,339	6,012
ASM International NV	185,464	5,872
Arcadis NV	254,739	5,442
Wereldhave NV	88,274	5,218
Tetragon Financial Group Ltd.	496,805	4,471
Vastned Retail NV	82,409	3,818
Mediq NV	232,337	3,771
Koninklijke BAM Groep NV	976,855	3,636
TKH Group NV	148,278	3,392

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Unit4 NV	113,099	3,106
	Sligro Food Group NV	111,859	3,045
	Koninklijke Ten Cate NV	114,050	2,528
	Brunel International NV	42,977	2,072
^,*	TomTom NV	410,491	2,050
	Nieuwe Steen Investments NV	233,403	2,018
	USG People NV	281,789	1,979
	BinckBank NV	233,561	1,872
	Beter Bed Holding NV	77,416	1,431
	Exact Holding NV	57,952	1,301
	Accell Group	77,856	1,284
	Amsterdam Commodities NV	65,445	1,180
^,*	SNS REAAL NV	672,039	990
*	AMG Advanced Metallurgical Group NV	123,797	971
	BE Semiconductor Industries NV	133,673	902
	Koninklijke Wessanen NV	300,380	849
*	Grontmij	223,806	843
	Kendrion NV	38,608	780
	KAS Bank NV	44,419	446
^,*	Kardan NV	159,996	166
	Aegon NV	922	5
			1,249,971
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	8,259,974	16,329
	Fletcher Building Ltd.	2,727,545	15,776
	Auckland International Airport Ltd.	4,022,296	8,873
	SKYCITY Entertainment Group Ltd.	2,530,443	8,071
	Contact Energy Ltd.	1,611,480	7,338
	Chorus Ltd.	1,683,647	4,677
	Ryman Healthcare Ltd.	1,317,851	4,387
	Fisher & Paykel Healthcare Corp. Ltd.	2,244,178	4,336
	Infratil Ltd.	2,243,451	4,169
	Sky Network Television Ltd.	769,011	3,396
	Kiwi Income Property Trust	3,489,259	3,355
	Mainfreight Ltd.	382,112	3,345
	Goodman Property Trust	3,679,290	3,206
	Trade Me Ltd.	867,261	3,058
	Precinct Properties New Zealand Ltd.	3,500,278	2,978
*	Fisher & Paykel Appliances Holdings Ltd.	2,413,417	2,531
	Vector Ltd.	1,063,847	2,378
	Freightways Ltd.	599,957	2,111
	Nuplex Industries Ltd.	772,345	1,917
	Air New Zealand Ltd.	1,501,175	1,529
^	Fletcher Building Ltd.	240,759	1,393
	Warehouse Group Ltd.	464,990	1,204
	New Zealand Oil & Gas Ltd.	1,411,467	1,003
*	PGG Wrightson Ltd.	2,067,999	577
			107,937
Norway (0.8%)
	Statoil ASA	4,851,683	119,492
	Seadrill Ltd.	1,530,587	62,020
	Telenor ASA	3,148,500	61,925
	DNB ASA	4,257,704	53,228
	Yara International ASA	814,833	38,402
	Subsea 7 SA	1,221,164	26,770
	Orkla ASA	3,367,199	26,674
	Norsk Hydro ASA	4,044,202	18,207
	Petroleum Geo-Services ASA	948,613	16,392
	TGS Nopec Geophysical Co. ASA	448,906	15,253
	Aker Solutions ASA	718,708	14,163
	Gjensidige Forsikring ASA	865,672	12,641
	Schibsted ASA	329,907	12,347
*	Marine Harvest ASA	12,482,737	9,794
	ProSafe SE	1,003,839	8,348

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Storebrand ASA	1,462,170	7,358
	Fred Olsen Energy ASA	145,022	6,791
	Tomra Systems ASA	647,356	5,318
^,*	DNO International ASA	2,793,804	4,884
	Aker ASA	111,267	3,929
*	Det Norske Oljeselskap ASA	243,094	3,745
^,*	Algeta ASA	130,106	3,499
	Cermaq ASA	238,365	3,262
	Atea ASA	289,010	3,062
^	SpareBank 1 SMN	426,603	2,764
	Norwegian Property ASA	1,770,644	2,657
	Stolt-Nielsen Ltd.	120,007	2,200
*	Norwegian Air Shuttle AS	90,407	1,954
	Austevoll Seafood ASA	404,261	1,914
^,*	Dockwise Ltd.	116,716	1,867
	Leroey Seafood Group ASA	88,063	1,815
	Kvaerner ASA	690,208	1,752
^,*	Northland Resources SA	2,211,440	1,739
	Opera Software ASA	304,632	1,677
*	Clavis Pharma ASA	125,365	1,488
*	Polarcus Ltd.	1,424,349	1,476
^,*	Nordic Semiconductor ASA	502,776	1,450
	Pronova BioPharma ASA	706,059	1,397
*	Hoegh LNG Holdings Ltd.	156,444	1,151
*	Electromagnetic GeoServices AS	512,558	1,117
^,*	Renewable Energy Corp. ASA	5,473,168	959
	Northern Offshore Ltd.	490,615	893
^,*	Sevan Drilling AS	1,110,052	860
*	Golden Ocean Group Ltd.	1,113,780	843
	Bakkafrost P/F	95,577	813
^,*	Frontline Ltd.	255,392	801
^,*	Archer Ltd.	605,329	800
	BW Offshore Ltd.	1,357,957	799
^,*	Songa Offshore SE	529,482	650
*	Panoro Energy ASA	911,600	629
*	BWG Homes ASA	300,729	615
*	Eltek ASA	884,897	590
	Copeinca ASA	76,030	590
^,*	Norwegian Energy Co. AS	797,698	509
*	Deep Sea Supply plc	323,418	493
^,*	Morpol ASA	274,286	435
*	Hurtigruten ASA	736,557	390
			577,591
Peru (0.2%)
	Credicorp Ltd.	153,371	19,837
	Southern Copper Corp.	511,021	19,470
	Cia de Minas Buenaventura SA ADR	537,207	19,210
	Credicorp Ltd.	141,272	18,139
	Cia de Minas Buenaventura SA	289,871	10,291
	Volcan Cia Minera SAA Class B	8,789,567	8,581
	Southern Copper Corp.	215,534	8,223
*	Rio Alto Mining Ltd.	719,983	4,068
	Ferreycorp SAA	3,332,791	2,765
	Casa Grande SAA	153,606	859
	Refineria La Pampilla SA Relapasa	2,087,365	531
	Corp Aceros Arequipa SA	785,992	340
*	Cia Minera Atacocha SA Class B	1,616,341	218
			112,532
Philippines (0.2%)
	SM Investments Corp.	929,050	18,096
	Ayala Land Inc.	23,661,120	13,524
	Philippine Long Distance Telephone Co.	186,345	11,959
	SM Prime Holdings Inc.	29,823,200	10,482
	Aboitiz Equity Ventures Inc.	8,312,700	9,728

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	BDO Unibank Inc.	6,130,319	9,512
	Ayala Corp.	756,844	8,124
	Universal Robina Corp.	3,780,660	6,593
	Alliance Global Group Inc.	17,605,041	6,349
	Aboitiz Power Corp.	7,894,823	6,341
	Bank of the Philippine Islands	3,031,661	5,954
	International Container Terminal Services Inc.	3,310,020	5,698
	San Miguel Corp.	2,054,817	5,436
	Energy Development Corp.	32,518,000	5,265
	Manila Electric Co.	674,663	4,570
	Jollibee Foods Corp.	1,751,820	4,495
	DMCI Holdings Inc.	3,419,340	4,478
	Globe Telecom Inc.	141,815	3,919
	Security Bank Corp.	844,860	3,317
	Robinsons Land Corp.	7,100,534	3,274
	Puregold Price Club Inc.	4,085,100	2,966
*	First Gen Corp.	5,136,800	2,786
	Megaworld Corp.	44,637,000	2,648
*	Belle Corp.	18,651,108	2,430
	Manila Water Co. Inc.	3,131,300	2,203
	Metropolitan Bank & Trust	904,832	2,086
	First Philippine Holdings Corp.	947,740	1,987
	Rizal Commercial Banking Corp.	1,383,240	1,540
*	Philippine National Bank	872,680	1,526
	Vista Land & Lifescapes Inc.	12,324,250	1,435
	Filinvest Land Inc.	38,599,000	1,366
*	Atlas Consolidated Mining & Development	3,009,800	1,298
	Cebu Air Inc.	915,960	1,272
	SM Development Corp.	7,299,853	1,105
	Nickel Asia Corp.	2,611,050	1,085
	Lopez Holdings Corp.	7,486,770	990
*	Philex Petroleum Corp.	1,384,000	856
*	Lepanto Consolidated Mining	28,196,000	813
	Philweb Corp.	1,877,280	638
*	Global-Estate Resorts Inc.	6,361,000	293
			178,437
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	3,255,761	36,394
^	KGHM Polska Miedz SA	609,229	30,702
	Powszechny Zaklad Ubezpieczen SA	244,366	28,585
^	Bank Pekao SA	515,057	24,741
^,*	Polski Koncern Naftowy Orlen SA	1,392,287	19,082
	PGE SA	3,263,068	17,705
^	Telekomunikacja Polska SA	3,190,479	12,099
^,*	Polskie Gornictwo Naftowe i Gazownictwo SA	7,595,448	9,409
	Tauron Polska Energia SA	4,552,026	6,296
^,*	BRE Bank SA	64,434	6,089
^	Lubelski Wegiel Bogdanka SA	146,493	5,516
^,*	Kernel Holding SA	224,188	4,687
^	Jastrzebska Spolka Weglowa SA	169,353	4,615
^	Synthos SA	2,516,947	4,197
	Bank Handlowy w Warszawie SA	139,887	4,082
^,*	Cyfrowy Polsat SA	831,050	3,771
	Eurocash SA	305,259	3,745
^	Asseco Poland SA	297,113	3,723
*	Globe Trade Centre SA	1,325,143	3,415
*	Get Bank SA	6,116,061	3,196
*	Grupa Lotos SA	288,928	3,053
^,*	Bank Millennium SA	1,796,642	2,380
*	Zaklady Azotowe w Tarnowie-Moscicach SA	153,238	2,312
	Enea SA	476,265	2,301
^,*	Netia SA	1,165,433	2,121
^	TVN SA	706,657	1,549
	Warsaw Stock Exchange	110,442	1,298

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Ciech SA	140,150	934
^,*	Getin Holding SA	1,288,919	930
^,*	Bioton SA	27,647,071	779
	Budimex SA	45,450	772
*	Kopex SA	112,928	686
^,*	Boryszew SA	4,096,085	680
*	Rafako SA	198,033	542
*	Impexmetal SA	471,474	536
*	KRUK SA	38,408	526
*	Rovese SA	681,922	514
	Agora SA	179,985	479
*	Alchemia SA	292,598	473
	Narodowy Fundusz Inwestycyjny Midas SA	2,108,100	458
^,*	Polimex-Mostostal SA	2,081,360	367
*	LC Corp. SA	881,597	317
*	Polimex-Mostostal SA Rights	2,081,360	26
			256,082
Portugal (0.1%)
	EDP - Energias de Portugal SA	8,260,296	22,453
	Jeronimo Martins SGPS SA	957,399	16,760
	Galp Energia SGPS SA	1,005,049	16,089
	Portugal Telecom SGPS SA	2,771,105	13,935
*	Banco Espirito Santo SA	8,822,697	8,587
^,*	Banco Comercial Portugues SA	46,782,879	4,254
^	Sonae	3,487,218	2,589
	Portucel Empresa Produtora de Pasta e Papel SA	837,512	2,336
^	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	689,898	2,189
^,*	Banco BPI SA	1,777,561	1,982
	Semapa-Sociedade de Investimento e Gestao	248,185	1,757
	REN - Redes Energeticas Nacionais SGPS SA	541,831	1,398
	Altri SGPS SA	493,902	871
	Sonaecom - SGPS SA	405,499	737
	Mota-Engil SGPS SA	316,517	536
			96,473
Russia (1.2%)
	Gazprom OAO ADR	13,204,143	121,280
	Sberbank of Russia	37,855,154	111,153
	Gazprom OAO	19,930,014	92,150
	Lukoil OAO ADR	1,353,958	82,169
	Lukoil OAO	860,133	52,221
	NovaTek OAO GDR	395,189	45,247
	Uralkali OJSC	5,708,751	45,025
	Magnit OJSC GDR	1,130,986	40,269
	Mobile Telesystems OJSC ADR	2,224,823	38,133
	MMC Norilsk Nickel OJSC	204,381	31,473
	Tatneft OAO ADR	672,828	26,163
	Rosneft OAO GDR	3,511,419	26,091
	Rostelecom OJSC	5,063,090	19,937
	VTB Bank OJSC GDR	5,591,670	19,365
	Surgutneftegas OAO ADR	2,113,883	18,498
	Surgutneftegas OAO Prior Pfd.	29,802,637	18,435
	Rosneft OAO	1,995,766	14,807
	Federal Hydrogenerating Co. JSC	550,346,352	13,522
	AK Transneft OAO Prior Pfd.	6,651	13,327
	Tatneft OAO	2,079,755	13,094
	Sistema JSFC GDR	517,537	9,529
	Sberbank of Russia Prior Pfd.	4,258,901	8,974
*	Federal Grid Co. Unified Energy System JSC	1,352,942,440	8,821
	Surgutneftegas OAO	9,656,036	8,383
*	Inter Rao Ues OAO	8,460,549,773	6,853
	Novolipetsk Steel OJSC GDR	285,858	5,416
	Severstal OAO GDR	427,120	5,187
*	IDGC Holding JSC	74,151,055	4,385
	LSR Group GDR	904,103	4,372

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Mechel ADR	639,638	4,062
TMK OAO GDR	258,636	3,841
Severstal OAO	297,218	3,413
* PIK Group	780,470	1,723
* Sollers OJSC	66,771	1,523
* Inter Rao Use JSC	1,850,289,600	1,473
Aeroflot - Russian Airlines OJSC	1,130,221	1,438
Sberbank of Russia ADR	111,606	1,320
OGK-2 OAO	96,947,306	1,072
Interregional Distribution Network Co. Center and Privolzhya OJSC	178,053,453	908
* AvtoVAZ OAO	1,422,095	604
Protek	497,782	421
* AvtoVAZ OAO Prior Pfd.	798,260	339
Mosenergosbyt JSC	21,540,740	333
VTB Bank OJSC	147,466,163	257
* Pharmacy Chain 36.6 OAO	240,134	249
* RBC OJSC	537,429	246
* Belon OJSC	662,845	152
MMC Norilsk Nickel OJSC ADR	9,538	147
* TGK-5	828,028,359	91
* Razgulay Group	70,512	26
		927,917
Singapore (1.3%)
Singapore Telecommunications Ltd.	34,640,814	91,244
DBS Group Holdings Ltd.	7,898,440	89,698
Oversea-Chinese Banking Corp. Ltd.	11,226,665	83,441
United Overseas Bank Ltd.	5,530,167	82,470
Keppel Corp. Ltd.	6,248,393	54,364
Fraser and Neave Ltd.	4,014,606	30,078
CapitaLand Ltd.	11,118,470	29,610
^ Genting Singapore plc	26,558,536	28,850
Singapore Press Holdings Ltd.	6,993,593	23,124
Wilmar International Ltd.	8,394,895	21,191
Singapore Exchange Ltd.	3,723,769	20,466
Singapore Airlines Ltd.	2,348,442	20,353
City Developments Ltd.	2,167,619	20,239
Singapore Technologies Engineering Ltd.	6,662,188	19,174
SembCorp Industries Ltd.	4,291,579	19,046
Global Logistic Properties Ltd.	9,000,657	18,884
Jardine Cycle & Carriage Ltd.	464,824	18,702
Noble Group Ltd.	16,707,213	17,839
Hutchison Port Holdings Trust	22,676,374	17,606
CapitaMall Trust	10,147,481	17,460
Ascendas REIT	8,277,763	15,972
Golden Agri-Resources Ltd.	29,410,806	15,021
SembCorp Marine Ltd.	3,611,758	13,873
Suntec REIT	8,719,000	11,452
ComfortDelGro Corp. Ltd.	8,238,254	11,392
CapitaCommercial Trust	8,696,000	11,157
^ Olam International Ltd.	6,877,897	11,049
UOL Group Ltd.	2,007,982	9,291
Keppel Land Ltd.	3,271,601	9,062
CapitaMalls Asia Ltd.	5,879,853	8,873
StarHub Ltd.	2,592,110	7,799
Venture Corp. Ltd.	1,124,000	7,035
SATS Ltd.	2,871,000	6,546
Yangzijiang Shipbuilding Holdings Ltd.	8,313,636	6,131
Singapore Post Ltd.	6,357,000	5,937
Mapletree Industrial Trust	4,901,880	5,619
Mapletree Logistics Trust	5,761,000	5,229
SMRT Corp. Ltd.	3,279,000	4,659
CDL Hospitality Trusts	2,715,000	4,306
Starhill Global REIT	6,419,000	4,127
Mapletree Commercial Trust	4,129,000	4,088

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
^,*	Neptune Orient Lines Ltd.	3,930,630	3,720
	Frasers Centrepoint Trust	2,164,000	3,459
	M1 Ltd.	1,593,000	3,406
*	Biosensors International Group Ltd.	3,668,000	3,250
	STX OSV Holdings Ltd.	2,575,000	3,215
^	Cosco Corp. Singapore Ltd.	4,411,513	3,167
	Overseas Union Enterprise Ltd.	1,455,000	3,155
	First Resources Ltd.	1,714,000	2,874
	Cache Logistics Trust	2,794,000	2,811
	Ezion Holdings Ltd.	2,638,000	2,784
*	Yanlord Land Group Ltd.	2,688,000	2,759
^	Keppel REIT	2,826,100	2,751
	Ascott Residence Trust	2,635,000	2,750
^	Hyflux Ltd.	2,464,000	2,716
	Lippo Malls Indonesia Retail Trust	6,818,000	2,708
^,*	Ezra Holdings Ltd.	2,915,000	2,652
	Parkway Life REIT	1,570,000	2,624
	Cambridge Industrial Trust	4,745,000	2,583
^	CapitaRetail China Trust	1,927,000	2,458
^	Wing Tai Holdings Ltd.	1,629,117	2,305
	Indofood Agri Resources Ltd.	2,232,000	2,297
2	ARA Asset Management Ltd.	1,766,800	2,292
^,*	LionGold Corp. Ltd.	2,604,000	2,273
^	Sabana Shari'ah Compliant Industrial REIT	2,443,118	2,219
	Frasers Commercial Trust	2,111,600	2,150
	Raffles Medical Group Ltd.	1,018,000	2,040
^	Super Group Ltd.	926,000	1,850
	Ascendas India Trust	2,971,000	1,848
	Wheelock Properties Singapore Ltd.	1,218,000	1,807
	First REIT	2,025,000	1,733
	AIMS AMP Capital Industrial REIT	1,364,400	1,665
*	Jaya Holdings Ltd.	3,265,000	1,482
	CSE Global Ltd.	2,086,000	1,476
	UOB-Kay Hian Holdings Ltd.	1,121,000	1,473
	United Engineers Ltd.	726,000	1,467
	OSIM International Ltd.	1,072,000	1,424
	Midas Holdings Ltd.	3,979,000	1,314
	Perennial China Retail Trust	3,337,000	1,308
	GMG Global Ltd.	12,624,000	1,300
^,*	Tiger Airways Holdings Ltd.	2,031,500	1,235
	Tat Hong Holdings Ltd.	1,093,000	1,177
	Ho Bee Investment Ltd.	962,000	1,160
	GuocoLeisure Ltd.	2,239,000	1,135
	K-Green Trust	1,369,000	1,134
^,*	China Minzhong Food Corp. Ltd.	1,678,000	1,107
^	Sound Global Ltd.	2,565,000	1,057
	Boustead Singapore Ltd.	1,243,000	968
^,*	Swiber Holdings Ltd.	2,013,000	954
^,*	Ying Li International Real Estate Ltd.	3,427,000	948
	CWT Ltd.	855,000	873
	Stamford Land Corp. Ltd.	1,907,000	867
	Chip Eng Seng Corp. Ltd.	1,902,000	723
	Hong Leong Asia Ltd.	516,000	712
^	Raffles Education Corp. Ltd.	2,600,398	701
	Sheng Siong Group Ltd.	1,753,000	681
	China Aviation Oil Singapore Corp. Ltd.	858,000	680
*	Gallant Venture Ltd.	3,007,000	674
	SC Global Developments Ltd.	622,000	569
	Tuan Sing Holdings Ltd.	2,244,230	558
	Hi-P International Ltd.	866,000	508
	Transpac Industrial Holdings Ltd.	353,700	502
^	Mewah International Inc.	1,294,662	460
	Amtek Engineering Ltd.	811,340	398
^	Rotary Engineering Ltd.	995,000	342

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	China XLX Fertiliser Ltd.	1,182,000	286
	K1 Ventures Ltd.	2,455,000	251
^,*	Otto Marine Ltd.	2,839,500	195
			1,014,877
South Africa (1.8%)
	MTN Group Ltd.	7,374,455	133,252
	Naspers Ltd.	1,699,648	110,368
	Sasol Ltd.	2,380,787	101,422
	Standard Bank Group Ltd.	5,189,703	64,084
	AngloGold Ashanti Ltd.	1,662,135	56,156
	FirstRand Ltd.	13,474,908	44,785
	Impala Platinum Holdings Ltd.	2,332,113	42,047
	Gold Fields Ltd.	3,151,614	39,156
	Shoprite Holdings Ltd.	1,855,218	38,153
	Sanlam Ltd.	7,745,754	34,615
	Remgro Ltd.	1,881,596	32,234
	Bidvest Group Ltd.	1,285,397	30,681
	Woolworths Holdings Ltd.	3,278,510	24,753
	Aspen Pharmacare Holdings Ltd.	1,235,026	22,539
	Tiger Brands Ltd.	704,585	22,402
	Kumba Iron Ore Ltd.	350,640	21,931
	Truworths International Ltd.	1,892,666	20,610
	Vodacom Group Ltd.	1,618,824	20,393
	ABSA Group Ltd.	1,248,544	20,018
	Growthpoint Properties Ltd.	7,196,915	19,621
	Nedbank Group Ltd.	886,096	18,271
	Imperial Holdings Ltd.	778,768	17,700
	Steinhoff International Holdings Ltd.	4,987,372	16,780
	Mr Price Group Ltd.	1,031,056	15,943
	Life Healthcare Group Holdings Ltd.	4,069,351	15,391
	Harmony Gold Mining Co. Ltd.	1,683,029	13,789
	Anglo American Platinum Ltd.	290,844	13,521
	RMB Holdings Ltd.	3,047,466	13,389
	Foschini Group Ltd.	885,487	12,856
	Redefine Properties Ltd.	11,627,345	12,065
	Exxaro Resources Ltd.	536,861	10,735
	African Bank Investments Ltd.	3,154,462	10,674
	MMI Holdings Ltd.	4,358,556	10,517
	Spar Group Ltd.	742,047	10,401
	African Rainbow Minerals Ltd.	467,444	9,801
	Massmart Holdings Ltd.	468,735	9,429
	Nampak Ltd.	2,717,699	9,063
	Clicks Group Ltd.	1,205,476	8,316
	Discovery Holdings Ltd.	1,274,886	8,157
	RMI Holdings	3,051,064	7,962
	AVI Ltd.	1,199,411	7,909
	Netcare Ltd.	3,808,706	7,905
	Barloworld Ltd.	951,219	7,708
	Brait SE	1,884,609	7,407
*	PPC Ltd.	2,182,359	7,286
	Tongaat Hulett Ltd.	457,767	7,180
	Reunert Ltd.	767,407	6,758
	Capital Property Fund	5,836,170	6,717
*	Sappi Ltd.	2,310,308	6,553
	Assore Ltd.	148,673	6,148
	Aveng Ltd.	1,713,877	6,134
	Investec Ltd.	1,030,219	6,074
	Liberty Holdings Ltd.	490,092	5,683
	Sun International Ltd.	495,567	5,513
	Resilient Property Income Fund Ltd.	1,020,219	5,367
	Mondi Ltd.	485,274	5,252
	Pick n Pay Stores Ltd.	1,026,192	5,029
*	Murray & Roberts Holdings Ltd.	1,881,794	4,892
	Adcock Ingram Holdings Ltd.	730,867	4,885

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
DataTec Ltd.	759,457	4,712
Aeci Ltd.	549,470	4,669
Fountainhead Property Trust	5,013,397	4,635
Hyprop Investments Ltd.	562,848	4,354
Coronation Fund Managers Ltd.	1,018,594	3,938
Northam Platinum Ltd.	1,049,287	3,936
Illovo Sugar Ltd.	991,368	3,620
Acucap Properties Ltd.	697,572	3,589
Wilson Bayly Holmes-Ovcon Ltd.	211,697	3,469
JD Group Ltd.	648,726	3,469
Omnia Holdings Ltd.	216,840	3,208
Santam Ltd.	154,051	3,204
SA Corporate Real Estate Fund Nominees Pty Ltd.	7,605,469	3,104
Lewis Group Ltd.	383,699	3,059
* ArcelorMittal South Africa Ltd.	753,872	2,906
JSE Ltd.	354,779	2,878
Grindrod Ltd.	1,620,192	2,781
Emira Property Fund	1,611,906	2,477
Pick'n Pay Holdings Ltd.	1,149,820	2,467
* Telkom SA Ltd.	1,158,300	2,443
* Super Group Ltd.	1,298,037	2,317
Allied Electronics Corp. Ltd. Prior Pfd.	931,342	2,307
Vukile Property Fund Ltd.	1,076,543	2,116
Mpact Ltd.	889,923	1,912
Sycom Property Fund	616,082	1,846
Astral Foods Ltd.	159,442	1,761
Famous Brands Ltd.	216,527	1,758
Hudaco Industries Ltd.	133,432	1,659
EOH Holdings Ltd.	382,849	1,632
* Royal Bafokeng Platinum Ltd.	260,049	1,591
City Lodge Hotels Ltd.	144,566	1,536
Cashbuild Ltd.	85,919	1,486
Group Five Ltd.	484,605	1,373
Metair Investments Ltd.	383,446	1,350
Blue Label Telecoms Ltd.	1,692,354	1,318
Cipla Medpro South Africa Ltd.	1,494,733	1,297
Clover Industries Ltd.	777,862	1,256
African Oxygen Ltd.	546,125	1,231
DRDGOLD Ltd.	1,732,371	1,218
Adcorp Holdings Ltd.	304,423	1,060
Pinnacle Technology Holdings Ltd.	475,216	941
Advtech Ltd.	1,412,868	925
Raubex Group Ltd.	407,179	774
Allied Technologies Ltd.	163,567	755
Zeder Investments Ltd.	2,197,758	735
Afgri Ltd.	1,197,986	724
Stefanutti Stocks Holdings Ltd.	439,550	510
Palabora Mining Co. Ltd.	51,671	505
* Basil Read Holdings Ltd.	370,481	422
* Merafe Resources Ltd.	5,279,266	422
* Sentula Mining Ltd.	2,123,578	415
Allied Electronics Corp. Ltd.	154,788	399
* Hulamin Ltd.	809,318	327
		1,373,176
South Korea (3.6%)
Samsung Electronics Co. Ltd.	413,889	496,682
Hyundai Motor Co.	670,083	137,715
Samsung Electronics Co. Ltd. GDR	133,297	80,778
Hyundai Mobis	296,418	75,333
Samsung Electronics Co. Ltd. Prior Pfd.	89,200	64,754
Kia Motors Corp.	1,145,112	63,485
POSCO	199,230	62,629
LG Chem Ltd.	201,588	56,549
* SK Hynix Inc.	2,266,900	51,606

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Shinhan Financial Group Co. Ltd.	1,430,960	49,114
KB Financial Group Inc.	1,294,411	44,017
NHN Corp.	177,623	41,086
SK Innovation Co. Ltd.	261,636	38,457
Hyundai Heavy Industries Co. Ltd.	181,199	37,972
KT&G Corp.	476,680	36,273
Samsung Fire & Marine Insurance Co. Ltd.	154,042	33,628
^ LG Electronics Inc.	461,976	32,141
LG Display Co. Ltd.	1,010,210	29,980
Samsung C&T Corp.	544,489	29,575
Hana Financial Group Inc.	1,001,580	29,137
POSCO ADR	339,697	26,625
LG Corp.	412,478	25,155
LG Household & Health Care Ltd.	40,698	23,902
Samsung Life Insurance Co. Ltd.	261,143	22,490
Samsung Electro-Mechanics Co. Ltd.	259,051	22,155
Samsung Heavy Industries Co. Ltd.	698,380	21,314
E-Mart Co. Ltd.	90,329	19,579
Samsung SDI Co. Ltd.	148,606	18,629
S-Oil Corp.	195,337	17,862
Cheil Industries Inc.	205,030	17,552
Hyundai Engineering & Construction Co. Ltd.	289,027	17,389
Hyundai Steel Co.	240,332	17,268
* Korea Electric Power Corp.	662,620	17,187
Samsung Engineering Co. Ltd.	130,452	17,028
Amorepacific Corp.	13,956	15,859
SK Holdings Co. Ltd.	112,352	15,638
Korea Zinc Co. Ltd.	36,828	15,086
Woori Finance Holdings Co. Ltd.	1,570,467	14,825
Orion Corp.	15,549	14,603
Shinhan Financial Group Co. Ltd. ADR	423,626	14,496
GS Holdings	221,237	13,896
Lotte Shopping Co. Ltd.	43,869	13,563
* Hankook Tire Co. Ltd.	319,215	13,464
Honam Petrochemical Corp.	62,190	12,709
NCSoft Corp.	66,208	12,693
Samsung Securities Co. Ltd.	266,425	11,919
Hyundai Glovis Co. Ltd.	56,823	11,817
* Korea Electric Power Corp. ADR	899,752	11,598
^ Celltrion Inc.	453,605	11,172
Hyundai Wia Corp.	67,300	10,853
CJ CheilJedang Corp.	34,191	10,729
Hyundai Motor Co. 2nd Pfd.	161,808	10,583
KB Financial Group Inc. ADR	302,366	10,296
Kangwon Land Inc.	413,820	9,631
^ OCI Co. Ltd.	67,577	9,524
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	410,180	8,784
Doosan Heavy Industries & Construction Co. Ltd.	204,927	8,767
Hyundai Marine & Fire Insurance Co. Ltd.	269,460	8,696
GS Engineering & Construction Corp.	153,967	8,653
BS Financial Group Inc.	763,820	8,645
SK C&C Co. Ltd.	96,900	8,495
Samsung Techwin Co. Ltd.	162,312	8,486
Woongjin Coway Co. Ltd.	231,120	8,421
Daelim Industrial Co. Ltd.	121,149	8,420
Dongbu Insurance Co. Ltd.	182,010	8,248
Hyundai Department Store Co. Ltd.	65,689	8,151
Industrial Bank of Korea	705,570	7,756
* Korea Exchange Bank	1,110,910	7,700
Daewoo Securities Co. Ltd.	747,313	7,525
Mando Corp.	55,212	7,272
DGB Financial Group Inc.	574,470	7,259
Cheil Worldwide Inc.	374,280	7,209
Samsung Card Co. Ltd.	184,638	7,133

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Korean Air Lines Co. Ltd.	157,700	7,071
	Korea Gas Corp.	100,413	7,045
^,*	Doosan Infracore Co. Ltd.	436,950	6,439
	LG Uplus Corp.	1,002,420	6,402
	Hyundai Motor Co. Prior Pfd.	103,160	6,312
	LS Corp.	76,456	6,243
	Yuhan Corp.	35,907	6,198
	CJ Corp.	63,294	6,173
	Hotel Shilla Co. Ltd.	145,600	6,141
^	Hanwha Chemical Corp.	367,690	6,098
	SK Telecom Co. Ltd.	42,498	6,003
	Daewoo International Corp.	153,827	5,901
	Kumho Petrochemical Co. Ltd.	58,814	5,770
	Korea Investment Holdings Co. Ltd.	167,810	5,736
	Hyundai Hysco Co. Ltd.	140,860	5,624
	Hanwha Corp.	195,490	5,576
	Shinsegae Co. Ltd.	30,884	5,519
	Woori Investment & Securities Co. Ltd.	568,735	5,491
	Hyosung Corp.	97,998	5,397
	Hanwha Life Insurance Co. Ltd.	752,070	5,301
	AMOREPACIFIC Group	11,927	5,141
	Hyundai Mipo Dockyard	47,885	5,107
	KCC Corp.	17,941	5,032
	Samsung Fine Chemicals Co. Ltd.	77,711	4,956
	KT Corp.	145,112	4,926
	Doosan Corp.	41,345	4,773
	SK Networks Co. Ltd.	535,660	4,686
^	Korea Aerospace Industries Ltd.	184,000	4,620
	LG International Corp.	126,300	4,581
^,*	Hyundai Merchant Marine Co. Ltd.	189,360	4,557
	S1 Corp.	73,445	4,427
	Lotte Confectionery Co. Ltd.	3,065	4,413
	Hyundai Development Co.	245,450	4,406
	LIG Insurance Co. Ltd.	170,330	4,332
	Daum Communications Corp.	49,290	4,232
^,*	Hanjin Shipping Co. Ltd.	377,053	4,196
	LS Industrial Systems Co. Ltd.	65,185	4,071
*	Daewoo Engineering & Construction Co. Ltd.	451,150	3,836
	Grand Korea Leisure Co. Ltd.	135,290	3,806
^	SK Chemicals Co. Ltd.	61,051	3,763
	Kolon Industries Inc.	73,636	3,748
	Hyundai Securities Co. Ltd.	481,970	3,696
	SKC Co. Ltd.	83,550	3,416
	Lotte Chilsung Beverage Co. Ltd.	2,603	3,398
	Dong-A Pharmaceutical Co. Ltd.	31,795	3,298
	Korean Reinsurance Co.	331,453	3,248
	Hyundai Home Shopping Network Corp.	26,976	3,202
	Hyundai Greenfood Co. Ltd.	192,330	3,190
^,*	GemVax & Kael Co. Ltd.	93,628	3,179
	Green Cross Corp.	21,695	3,141
	NongShim Co. Ltd.	13,274	3,135
*	SM Entertainment Co.	52,599	2,978
	CJ O Shopping Co. Ltd.	13,354	2,977
	LG Innotek Co. Ltd.	41,915	2,890
	LG Chem Ltd. Prior Pfd.	31,954	2,857
	Meritz Fire & Marine Insurance Co. Ltd.	210,559	2,855
	Halla Climate Control Corp.	152,420	2,843
*	Kumho Tire Co. Inc.	235,720	2,826
	Youngone Corp.	89,520	2,777
	Mirae Asset Securities Co. Ltd.	101,197	2,742
	Paradise Co. Ltd.	163,956	2,741
	KIWOOM Securities Co. Ltd.	53,032	2,682
	Binggrae Co. Ltd.	23,944	2,603
^	KEPCO Plant Service & Engineering Co. Ltd.	46,940	2,578

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
^	Seoul Semiconductor Co. Ltd.	135,012	2,553
	Poongsan Corp.	87,550	2,549
	Able C&C Co. Ltd.	30,225	2,516
*	CJ E&M Corp.	92,942	2,499
*	Asiana Airlines Inc.	415,660	2,398
*	KT Skylife Co. Ltd.	83,950	2,336
^	LG Fashion Corp.	83,360	2,323
*	SK Broadband Co. Ltd.	626,119	2,290
	Nexen Tire Corp.	143,950	2,243
	Daesang Corp.	92,440	2,241
	Fila Korea Ltd.	38,458	2,168
	Hana Tour Service Inc.	38,533	2,168
*	LG Life Sciences Ltd.	51,261	2,145
*	Medipost Co. Ltd.	26,911	2,119
	Huchems Fine Chemical Corp.	96,850	2,101
	Cosmax Inc.	46,780	2,086
*	Hanmi Pharm Co. Ltd.	20,420	2,070
	Lotte Samkang Co. Ltd.	3,069	2,056
	KP Chemical Corp.	207,026	2,049
	LG Hausys Ltd.	27,606	1,984
	Namyang Dairy Products Co. Ltd.	2,255	1,954
^	Dongkuk Steel Mill Co. Ltd.	151,810	1,946
*	Seegene Inc.	25,750	1,846
	Partron Co. Ltd.	116,521	1,776
^	Interflex Co. Ltd.	30,966	1,764
^	STX Offshore & Shipbuilding Co. Ltd.	237,290	1,716
	Tongyang Life Insurance	158,050	1,709
	CJ CGV Co. Ltd.	54,840	1,698
	SFA Engineering Corp.	41,078	1,678
	iMarketKorea Inc.	68,840	1,632
	Daou Technology Inc.	114,630	1,628
	SK Telecom Co. Ltd. ADR	103,631	1,620
*	Gamevil Inc.	15,303	1,596
^	Lock & Lock Co. Ltd.	83,247	1,583
	Sung Kwang Bend Co. Ltd.	63,375	1,532
	KT Corp. ADR	89,480	1,517
*	Meritz Finance Group Inc.	454,700	1,510
	Taekwang Industrial Co. Ltd.	1,589	1,477
*	TK Corp.	57,876	1,466
	Handsome Co. Ltd.	57,710	1,463
^,*	Com2uSCorp	24,426	1,453
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	134,172	1,449
*	Korea Kolmar Co. Ltd.	53,959	1,435
	Chong Kun Dang Pharm Corp.	45,060	1,433
	Dongsuh Co. Inc.	46,868	1,424
	Soulbrain Co. Ltd.	34,882	1,402
	Iljin Display Co. Ltd.	70,840	1,394
	Daishin Securities Co. Ltd.	174,590	1,391
*	ViroMed Co. Ltd.	47,399	1,387
	Green Cross Holdings Corp.	88,910	1,386
^,*	YG Entertainment Inc.	20,297	1,378
^	STX Pan Ocean Co. Ltd.	436,250	1,378
^,*	Chabio & Diostech Co. Ltd.	181,793	1,370
*	Osstem Implant Co. Ltd.	46,659	1,352
	GS Home Shopping Inc.	10,588	1,350
	Hansol Paper Co.	160,600	1,348
	Youngone Holdings Co. Ltd.	23,820	1,325
^	WeMade Entertainment Co. Ltd.	29,002	1,320
*	3S Korea Co. Ltd.	155,325	1,284
	POSCO Chemtech Co. Ltd.	9,090	1,271
	Seah Besteel Corp.	53,690	1,254
*	RNL BIO Co. Ltd.	337,590	1,242
^	Suprema Inc.	72,172	1,236
	Dongwon Industries Co. Ltd.	4,700	1,228

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Medy-Tox Inc.	16,118	1,212
^	Ilyang Pharmaceutical Co. Ltd.	52,176	1,207
*	Neowiz Games Corp.	53,190	1,202
^,*	Duksan Hi-Metal Co. Ltd.	64,112	1,198
	Kolao Holdings	66,700	1,192
	Global & Yuasa Battery Co. Ltd.	27,970	1,186
	SK Securities Co. Ltd.	1,106,110	1,175
	Sungwoo Hitech Co. Ltd.	121,356	1,174
^	Capro Corp.	98,950	1,171
	MegaStudy Co. Ltd.	18,784	1,165
	Modetour Network Inc.	41,292	1,163
^	Posco ICT Co. Ltd.	181,218	1,155
	Haansoft Inc.	61,073	1,125
	TONGYANG Securities Inc.	316,610	1,116
	Samyang Holdings Corp.	16,845	1,104
	Ahnlab Inc.	19,178	1,095
	Ottogi Corp.	5,031	1,093
	Melfas Inc.	56,643	1,090
	Hansae Co. Ltd.	81,489	1,086
^,*	Komipharm International Co. Ltd.	125,132	1,074
*	Lumens Co. Ltd.	160,251	1,064
	Daeduck Electronics Co.	125,730	1,063
^	STX Corp. Co. Ltd.	143,421	1,050
^	SK Gas Co. Ltd.	14,256	1,032
	SBS Media Holdings Co. Ltd.	164,990	999
	NEPES Corp.	77,241	983
*	Tera Resource Co. Ltd.	836,893	967
	Shinsegae International Co. Ltd.	12,123	951
	Golfzon Co. Ltd.	18,898	951
	Hankook Tire Worldwide Co. Ltd.	72,964	942
	Samchully Co. Ltd.	10,406	929
	Nexen Corp.	11,857	915
	Posco M-Tech Co. Ltd.	95,210	914
	Simm Tech Co. Ltd.	91,087	900
*	Seobu T&D	37,778	900
	Hyundai Corp.	50,560	899
^,*	DuzonBIzon Co. Ltd.	88,710	894
^,*	Interpark Corp.	117,024	894
*	Foosung Co. Ltd.	189,623	890
	Sindoh Co. Ltd.	14,615	887
	CJ Freshway Corp.	22,369	878
*	Taihan Electric Wire Co. Ltd.	590,480	874
	Lotte Midopa Co. Ltd.	75,620	869
	S&T Dynamics Co. Ltd.	86,100	861
	Jeonbuk Bank	225,363	858
	Silicon Works Co. Ltd.	33,392	854
	AtlasBX Co. Ltd.	27,392	849
	Bukwang Pharmaceutical Co. Ltd.	55,177	842
*	Doosan Engine Co. Ltd.	106,590	839
	ELK Corp.	38,089	830
	ISU Chemical Co. Ltd.	42,710	828
	Meritz Securities Co. Ltd.	688,910	824
	Hansol Chemical Co. Ltd.	37,620	820
	Daewoong Pharmaceutical Co. Ltd.	18,552	820
*	Hanall Biopharma Co. Ltd.	101,170	815
	Daeduck GDS Co. Ltd.	74,740	815
*	Huvis Corp.	70,220	813
	Shinsegae Food Co. Ltd.	8,070	807
	Koh Young Technology Inc.	34,835	806
	Taeyoung Engineering & Construction Co. Ltd.	159,860	804
^,*	Wonik IPS Co. Ltd.	183,810	793
	SamkwangGlass Co. Ltd.	12,611	789
	Korea District Heating Corp.	12,038	787
	Hanwha Investment & Securities Co. Ltd.	218,450	784

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	EG Corp.	21,542	784
	Eo Technics Co. Ltd.	28,536	776
	OCI Materials Co. Ltd.	26,106	774
^,*	Genic Co. Ltd.	14,234	773
	Namhae Chemical Corp.	84,890	769
	Maeil Dairy Industry Co. Ltd.	25,904	765
	SeAH Steel Corp.	8,807	759
	Dongyang Mechatronics Corp.	89,660	755
	Daekyo Co. Ltd.	136,120	751
*	Ssangyong Motor Co.	150,220	733
	Muhak Co. Ltd.	58,482	721
^,*	Pharmicell Co. Ltd.	135,082	721
	HMC Investment Securities Co. Ltd.	59,660	704
	Dae Won Kang Up Co. Ltd.	100,588	701
	Hanil E-Wha Co. Ltd.	108,010	698
	Agabang&Company	80,953	693
	Pyeong Hwa Automotive Co. Ltd.	46,799	688
	Hanil Cement Co. Ltd.	16,480	667
	Uju Electronics Co. Ltd.	28,765	667
^,*	Sapphire Technology Co. Ltd.	19,946	661
	GS Global Corp.	52,175	659
	Sebang Co. Ltd.	40,210	656
	Silla Co. Ltd.	29,400	654
	Hankook Shell Oil Co. Ltd.	2,882	650
^,*	CUROCOM Co. Ltd.	267,619	647
	Eugene Technology Co. Ltd.	51,370	644
	Hy-Lok Corp.	31,920	643
	Hanssem Co. Ltd.	37,290	628
	Hanjin Transportation Co. Ltd.	29,090	615
	Hwa Shin Co. Ltd.	76,730	614
	Humax Co. Ltd.	69,458	595
	Songwon Industrial Co. Ltd.	59,710	591
^	STX Engine Co. Ltd.	80,200	587
	Kwang Dong Pharmaceutical Co. Ltd.	120,870	584
*	ICD Co. Ltd.	47,843	583
^	STS Semiconductor & Telecommunications	114,449	581
*	Sung Jin Geotec Co. Ltd.	59,110	574
*	Dongbu HiTek Co. Ltd.	91,260	566
*	SK Communications Co. Ltd.	68,842	563
	KISWIRE Ltd.	19,292	560
	Gwangju Shinsegae Co. Ltd.	2,575	557
	Dong Ah Tire & Rubber Co. Ltd.	38,960	549
	NH Investment & Securities Co. Ltd.	118,311	547
	E1 Corp.	9,570	545
*	GameHi Co. Ltd.	67,259	544
*	JVM Co. Ltd.	12,361	544
*	Yungjin Pharmaceutical Co. Ltd.	308,830	536
	SL Corp.	45,590	528
*	Toptec Co. Ltd.	33,082	527
^,*	CrucialTec Co. Ltd.	67,444	522
	Sajo Industries Co. Ltd.	10,060	520
	Daishin Securities Co. Ltd. Prior Pfd.	87,280	516
	Halla Engineering & Construction corp	65,740	516
	Jeil Pharmaceutical Co.	32,500	514
	Wooree ETI Co. Ltd.	114,652	511
*	Celltrion Pharm Inc.	31,953	506
	SBS Contents Hub Co. Ltd.	33,208	498
	JCEntertainment Corp.	23,179	497
	Y G-1 Co. Ltd.	41,204	496
*	KT Hitel Co. Ltd.	60,840	493
	Dae Han Flour Mills Co. Ltd.	4,263	489
	Woori Financial Co. Ltd.	32,163	485
^,*	Woongjin Chemical Co. Ltd.	910,920	484
*	Infraware Inc.	52,503	481

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Busan City Gas Co. Ltd.	23,840	481
*	Digitech Systems Co. Ltd.	44,492	474
*	Korea REIT Co.	359,725	468
*	Kumho Industrial Co. Ltd.	230,540	460
	Asia Cement Co. Ltd.	8,700	458
	JW Shinyak Corp.	73,793	455
	Credu Corp.	10,702	451
	Bioland Ltd.	28,596	450
	Motonic Corp.	39,790	450
	INTOPS Co. Ltd.	20,021	448
	Jinsung T.E.C.	50,332	444
^,*	Asia Pacific Systems Inc.	71,336	438
*	Hansol Technics Co. Ltd.	34,036	437
	Kukdo Chemical Co. Ltd.	11,096	434
*	Hyundai Hy Communications & Networks Co. Ltd.	90,360	431
*	Hanwha General Insurance Co. Ltd.	62,670	425
	Dongjin Semichem Co. Ltd.	105,805	425
^,*	Taewoong Co. Ltd.	26,084	423
*	Eugene Corp.	148,314	420
*	Aminologics Co. Ltd.	211,890	420
	Crown Confectionery Co. Ltd.	2,399	420
*	Eugene Investment & Securities Co. Ltd.	182,205	418
	Handok Pharmaceuticals Co. Ltd.	26,020	415
	Korea Petrochemical Ind Co. Ltd.	9,077	414
	Korea Electric Terminal Co. Ltd.	17,320	413
	Unid Co. Ltd.	12,297	412
	S&T Motiv Co. Ltd.	23,160	402
^,*	Jusung Engineering Co. Ltd.	91,695	399
^	Moorim P&P Co. Ltd.	119,460	390
	AUK Corp.	197,140	384
	Kolon Global Corp.	131,400	378
*	TK Chemical Corp.	171,578	372
*	Ssangyong Cement Industrial Co. Ltd.	72,460	367
*	Curexo Inc.	60,137	364
	IS Dongseo Co. Ltd.	36,380	362
	Woongjin Thinkbig Co. Ltd.	60,020	351
	Sejong Industrial Co. Ltd.	30,560	349
^	Iljin Materials Co. Ltd.	40,760	347
^	Basic House Co. Ltd.	32,110	346
	Haesung Industrial Co. Ltd.	11,865	341
^	INFINITT Co. Ltd.	41,777	339
	BHI Co. Ltd.	14,469	328
	NICE Holdings Co. Ltd.	6,113	324
*	Webzen Inc.	37,702	319
	Dragonfly GF Co. Ltd.	21,146	317
	Dongbu Securities Co. Ltd.	101,120	315
*	Hyunjin Materials Co. Ltd.	51,293	314
	Nong Shim Holdings Co. Ltd.	5,491	312
	Kolon Corp.	19,240	303
	Hana Micron Inc.	54,877	303
*	Woongjin Energy Co. Ltd.	172,970	297
	JW Pharmaceutical Corp.	22,808	293
*	Nexolon Co. Ltd.	213,766	289
	Sam Young Electronics Co. Ltd.	36,010	288
	Young Poong Precision Corp.	26,019	286
	Harim Co. Ltd.	95,280	285
	KISCO Corp.	10,530	284
	Dongbu Steel Co. Ltd.	82,690	275
*	KTB Investment & Securities Co. Ltd.	141,600	268
*	Hyundai BNG Steel Co. Ltd.	29,250	264
	SNU Precision Co. Ltd.	66,572	262
	Daehan Steel Co. Ltd.	30,910	257
*	Cosmochemical Co. Ltd.	29,240	257
	Youlchon Chemical Co. Ltd.	32,420	256

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Jcontentree Corp.	68,113	254
	Il Dong Pharmaceutical Co. Ltd.	31,100	254
*	Tongyang Inc.	337,280	250
	Hitejinro Holdings Co. Ltd.	19,170	246
	KPX Chemical Co. Ltd.	5,319	245
^	Korea Kolmar Holdings Co. Ltd.	25,980	243
	Kumho Electric Co. Ltd.	9,550	240
*	Signetics Corp.	91,431	231
	Iljin Electric Co. Ltd.	54,490	230
	Poongsan Holdings Corp.	10,420	222
	YESCO Co. Ltd.	7,910	218
	Kyobo Securities Co.	51,430	217
*	Neowiz Corp.	14,283	209
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	32,600	208
	SeAH Holdings Corp.	2,412	208
	DONGKUK STRUCTURES & CONSTRUCTION CO. LTD.	101,855	207
*	Samyang Corp.	4,260	206
	TS Corp.	8,466	205
*	Neowiz Internet Corp.	16,287	202
^,*	Osung LST Co. Ltd.	64,990	202
	Dongkuk Industries Co. Ltd.	70,893	201
*	Lotte Non-Life Insurance Co. Ltd.	54,260	199
	Samyang Genex Co. Ltd.	4,129	198
	Dongwon F&B Co. Ltd.	2,948	190
*	Aekyung Petrochemical Co. Ltd.	3,423	186
	Daishin Securities Co. Ltd. Prior Pfd.	33,010	181
	KC Tech Co. Ltd.	50,711	176
	Korea Electronic Power Industrial Development Co. Ltd.	34,760	173
	Kook Soon Dang Brewery Co. Ltd.	21,655	171
	Hanjin Shipping Holdings Co. Ltd.	31,310	159
	Hanmi Semiconductor Co. Ltd.	24,060	153
	Ilsung Pharmaceuticals Co. Ltd.	2,009	153
	S&T Holdings Co. Ltd.	17,530	151
*	Korea Line Corp.	40,420	147
	NK Co. Ltd.	40,200	140
*	Kyungbang Ltd.	1,473	137
	Dongil Industries Co. Ltd.	3,004	134
	Chosun Refractories Co. Ltd.	2,253	131
	AK Holdings Inc.	6,086	125
	KCC Engineering & Construction Co. Ltd.	5,059	116
	HNK Machine Tool Co. Ltd.	10,456	107
*	Ssangyong Engineering & Construction Co. Ltd.	29,600	84
^,*	Woongjin Holdings Co. Ltd.	36,730	57
*	Lotte Non-Life Insurance Co. Ltd. Rights Exp. 12/04/2012	27,418	20
			2,711,998
Spain (1.9%)
*	Banco Santander SA	42,830,278	322,481
	Telefonica SA	17,537,382	231,474
	Banco Bilbao Vizcaya Argentaria SA	23,412,588	195,636
	Inditex SA	948,044	121,059
	Iberdrola SA	16,889,956	87,473
	Repsol SA	3,554,706	71,240
	Amadeus IT Holding SA	1,361,414	33,726
*	Banco de Sabadell SA	12,233,754	29,832
	Ferrovial SA	1,751,404	24,783
	Abertis Infraestructuras SA	1,586,871	23,968
	Gas Natural SDG SA	1,509,458	23,452
*	Grifols SA	648,862	22,536
	Red Electrica Corp. SA	470,536	22,078
	Distribuidora Internacional de Alimentacion SA	2,664,558	16,142
	Enagas SA	776,722	15,451
	CaixaBank	3,614,014	13,726
	ACS Actividades de Construccion y Servicios SA	618,820	13,225
*	International Consolidated Airlines Group SA	4,014,705	10,568

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Mapfre SA	3,320,632	9,212
	Viscofan SA	189,943	9,203
	Banco Popular Espanol SA	5,797,130	9,065
	Zardoya Otis SA	670,702	8,296
*	Bankia SA	4,287,934	6,472
	Ebro Foods SA	345,722	6,350
	Acciona SA	103,123	6,339
^	Bolsas y Mercados Espanoles SA	289,726	6,260
*	Jazztel plc	907,750	6,017
	Tecnicas Reunidas SA	121,307	5,975
^	Indra Sistemas SA	426,893	4,884
	Prosegur Cia de Seguridad SA	883,110	4,818
	Acerinox SA	436,944	4,561
	Obrascon Huarte Lain SA	172,979	4,535
	Bankinter SA	1,038,307	4,124
	Mediaset Espana Comunicacion SA	689,963	3,714
	Construcciones y Auxiliar de Ferrocarriles SA	7,426	3,536
	Grupo Catalana Occidente SA	185,499	3,029
	Fomento de Construcciones y Contratas SA	220,034	2,883
	Corp Financiera Alba SA	75,237	2,851
^,*	Abengoa SA (B Shars)	672,412	2,330
*	Almirall SA	208,408	1,866
^	Melia Hotels International SA	246,035	1,831
	Gamesa Corp. Tecnologica SA	826,209	1,688
	Faes Farma SA	838,199	1,452
	Duro Felguera SA	237,303	1,437
	Ence Energia y Celulosa S.A	523,381	1,278
^,*	NH Hoteles SA	342,516	1,243
	Tubos Reunidos SA	447,338	1,116
	Antena 3 de Television SA	277,155	1,112
^,*	Zeltia SA	615,706	1,056
	Pescanova SA	54,561	1,013
*	Tubacex SA	364,560	941
	Miquel y Costas & Miquel SA	29,915	815
	Cie Automotive SA	108,482	752
*	Deoleo SA	1,546,235	662
^	Abengoa SA	168,103	588
*	Vueling Airlines SA	80,988	542
^,*	Promotora de Informaciones SA	1,023,743	446
*	Campofrio Food Group SA	57,061	418
*	Codere SA	82,212	345
	Laboratorios Farmaceuticos Rovi SA	50,167	337
	Papeles y Cartones de Europa SA	132,240	318
*	Cementos Portland Valderrivas SA	49,383	237
^,*	Realia Business SA	240,362	184
			1,414,981
Sweden (2.1%)
	Hennes & Mauritz AB Class B	4,125,804	139,892
	Telefonaktiebolaget LM Ericsson Class B	13,086,974	115,939
	Nordea Bank AB	11,450,596	104,082
	Volvo AB Class B	6,047,650	81,608
	Svenska Handelsbanken AB Class A	2,145,323	73,621
	Atlas Copco AB Class A	2,920,927	71,829
	Swedbank AB Class A	3,571,015	66,330
	TeliaSonera AB	9,417,406	61,912
	Sandvik AB	4,360,775	60,595
	Skandinaviska Enskilda Banken AB Class A	6,119,481	50,778
	Svenska Cellulosa AB Class B	2,511,759	48,970
	Assa Abloy AB Class B	1,436,998	47,875
	Investor AB Class B	1,976,108	43,621
	SKF AB	1,705,054	38,479
	Atlas Copco AB Class B	1,695,708	37,184
	Swedish Match AB	915,328	31,208
	Electrolux AB Class B	1,043,691	26,756

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Getinge AB	867,277	26,688
	Scania AB Class B	1,388,314	26,490
	Skanska AB Class B	1,648,804	25,829
	Alfa Laval AB	1,451,909	25,259
	Hexagon AB Class B	1,050,652	24,271
	Millicom International Cellular SA	274,993	23,741
*	Lundin Petroleum AB	967,043	23,203
	Tele2 AB	1,375,079	22,954
	Elekta AB Class B	1,590,055	22,635
	Boliden AB	1,186,623	20,794
	Investment AB Kinnevik	892,279	17,075
	Trelleborg AB Class B	1,054,280	11,488
	Husqvarna AB	1,866,418	10,841
	Meda AB Class A	987,587	10,118
	Securitas AB Class B	1,346,862	9,809
	Castellum AB	662,735	8,883
	Industrivarden AB	512,637	7,240
	Ratos AB	811,434	6,967
	Holmen AB	228,201	6,725
	NCC AB Class B	338,002	6,333
	JM AB	348,196	6,272
	Modern Times Group AB Class B	201,698	6,153
	Hufvudstaden AB Class A	473,181	6,010
	Lundbergforetagen AB Class B	173,490	5,887
	Fabege AB	584,240	5,802
	Nibe Industrier AB Class B	356,604	5,400
	Oriflame Cosmetics SA	190,100	5,253
	Saab AB Class B	272,657	5,187
	Hexpol AB	107,472	4,806
	SSAB AB Class A	661,065	4,736
	Intrum Justitia AB	302,966	4,384
	Wihlborgs Fastigheter AB	276,846	4,226
	AarhusKarlshamn AB	106,179	4,183
^	Axis Communications AB	178,716	4,177
	Loomis AB Class B	288,453	3,964
	Wallenstam AB	357,632	3,931
	Hakon Invest AB	220,362	3,787
*	Betsson AB	134,355	3,671
	Axfood AB	98,742	3,655
	Hoganas AB Class B	108,267	3,611
*	Swedish Orphan Biovitrum AB	622,652	3,516
^	Billerud AB	360,048	3,434
	Unibet Group plc	121,262	3,420
	Peab AB	707,481	3,341
^,*	Alliance Oil Co. Ltd.	388,739	2,991
	Kungsleden AB	568,791	2,782
	AF AB	114,681	2,547
^	Mekonomen AB	89,891	2,521
^,*	Nobia AB	616,820	2,485
	Lindab International AB	285,477	2,143
	Indutrade AB	72,282	2,027
*	Investment AB Oresund	137,628	2,016
	Clas Ohlson AB	148,019	1,892
*	Fastighets AB Balder	326,592	1,791
^,*	Active Biotech AB	169,785	1,562
	Klovern AB	399,362	1,547
	Avanza Bank Holding AB	73,067	1,436
	Concentric AB	178,855	1,348
	BioGaia AB	52,101	1,347
*	Net Entertainment NE AB	109,717	1,211
	Duni AB	130,095	1,179
*	Rezidor Hotel Group AB	326,693	1,163
^,*	CDON Group AB	206,566	1,161
	SkiStar AB	93,329	1,122

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Industrial & Financial Systems Class B	72,053	1,110
*	Medivir AB Class B	118,010	1,077
^,*	Creades AB Class A	61,755	1,036
	Bure Equity AB	270,603	938
	Bilia AB	71,514	918
*	HIQ International AB	195,867	894
	East Capital Explorer AB	120,408	890
	Nolato AB Class B	72,734	844
	Haldex AB	185,215	809
	Nordnet AB	318,900	790
*	Vostok Nafta Investment Ltd.	288,747	715
	B&B Tools AB	99,172	681
^,*	SAS AB	675,746	658
	Byggmax Group AB	138,899	640
^	Proffice AB	213,549	618
^,*	Black Earth Farming Ltd.	325,749	599
^,*	KappAhl AB	761,919	550
	Gunnebo AB	140,883	546
	New Wave Group AB Class B	178,086	539
^,*	Eniro AB	351,736	496
	BE Group AB	198,247	484
^,*	Micronic Mydata AB	259,540	403
	NCC AB Class A	21,611	400
*	Bjoern Borg AB	71,068	375
	TradeDoubler AB	147,020	259
^,*	PA Resources AB	2,676,164	182
^,*	Nordic Mines AB	172,944	128
^,*	BioInvent International AB	263,048	99
			1,600,777
Switzerland (5.6%)
	Nestle SA	14,354,194	911,322
	Novartis AG	10,005,587	603,343
	Roche Holding AG	3,055,976	588,658
	UBS AG	15,839,269	237,646
	ABB Ltd.	9,566,444	172,769
	Syngenta AG	411,612	160,483
	Zurich Insurance Group AG	641,184	158,065
	Cie Financiere Richemont SA	2,271,542	147,419
	Credit Suisse Group AG	5,311,405	123,519
	Swiss Re AG	1,530,371	105,898
	Transocean Ltd.	1,525,647	69,789
	Holcim Ltd.	996,388	68,000
	Swatch Group AG (Bearer)	134,139	55,524
	SGS SA	23,812	50,480
	Swisscom AG	101,463	42,235
	Givaudan SA	36,104	36,114
	Julius Baer Group Ltd.	992,662	34,447
	Geberit AG	164,386	33,953
	Adecco SA	574,772	27,872
	Schindler Holding AG	210,789	27,819
	Kuehne & Nagel International AG	234,716	27,458
	Actelion Ltd.	483,856	23,355
	Sonova Holding AG	212,702	21,418
	Sika AG	9,383	19,553
	Swiss Prime Site AG	213,513	17,863
	Baloise Holding AG	206,156	17,207
	Swiss Life Holding AG	132,959	16,791
	Lindt & Spruengli AG Regular	459	16,708
	Aryzta AG	303,528	15,164
	Sulzer AG	104,536	15,158
	PSP Swiss Property AG	160,743	14,762
	Swatch Group AG (Registered)	189,136	13,757
	Galenica AG	21,214	12,459
*	Dufry AG	96,711	12,300

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Lindt & Spruengli AG	3,875	12,245
	Partners Group Holding AG	57,622	12,198
	Schindler Holding AG (Registered)	93,626	12,128
	Clariant AG	1,087,905	11,658
	Lonza Group AG	229,489	11,639
	GAM Holding AG	810,262	11,332
	Allreal Holding AG	58,615	8,856
	Helvetia Holding AG	24,661	8,660
	EMS-Chemie Holding AG	35,118	8,473
	Pargesa Holding SA	117,565	7,916
	Barry Callebaut AG	7,855	7,502
	OC Oerlikon Corp. AG	700,731	7,058
	Banque Cantonale Vaudoise	13,155	6,976
	Flughafen Zuerich AG	15,914	6,810
	Valiant Holding	67,512	6,650
	Mobimo Holding AG	26,464	6,138
	Georg Fischer AG	16,869	5,927
	Panalpina Welttransport Holding AG	60,317	5,705
	Bucher Industries AG	30,080	5,644
^	Logitech International SA	747,221	5,411
^,*	Temenos Group AG	300,256	4,946
	Kaba Holding AG Class B	12,429	4,700
	Straumann Holding AG	37,420	4,611
	Nobel Biocare Holding AG	501,842	4,496
	AMS AG	41,880	4,461
	Forbo Holding AG	7,036	4,447
	St. Galler Kantonalbank AG	10,694	4,385
	Kuoni Reisen Holding AG	15,798	4,225
*	Bank Sarasin & Cie AG Class B	142,561	4,178
	Aryzta AG	76,275	3,715
	Burckhardt Compression Holding AG	11,999	3,439
	Tecan Group AG	43,677	3,259
	Vontobel Holding AG	109,188	3,045
	Gategroup Holding AG	109,046	2,890
	Huber & Suhner AG	60,367	2,690
	Zehnder Group AG	42,872	2,525
	BKW AG	56,785	2,197
	Rieter Holding AG	13,524	2,163
	Schweizerische National-Versicherungs-Gesellschaft AG	52,659	2,130
	Implenia AG	49,704	2,110
	Valora Holding AG	10,944	2,080
^	EFG International AG	222,223	2,032
^,*	Meyer Burger Technology AG	197,995	1,924
	Kudelski SA	165,931	1,814
	Schweiter Technologies AG	3,549	1,738
*	Basilea Pharmaceutica	34,713	1,707
	Acino Holding AG	13,885	1,702
	Liechtensteinische Landesbank AG	51,452	1,678
	Vetropack Holding AG	956	1,630
*	AFG Arbonia-Forster Hollding AG	67,392	1,527
	Inficon Holding AG	7,102	1,519
	Intershop Holdings	4,262	1,483
	Bossard Holding AG	10,907	1,463
	Siegfried Holding AG	11,616	1,448
*	Bobst Group AG	40,826	1,247
	Mobilezone Holding AG	118,525	1,241
	Swissquote Group Holding SA	40,168	1,240
^	LEM Holding SA	2,378	1,195
	Micronas Semiconductor Holding AG	131,629	1,132
	Verwaltungs- und Privat-Bank AG	14,674	1,095
	Swisslog Holding AG	967,554	1,039
	U-Blox AG	23,260	1,030
	PubliGroupe AG	7,447	1,014
*	Orascom Development Holding AG	58,894	1,007

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Schmolz & Bickenbach AG	255,091	965
	Komax Holding AG	12,562	914
	Ascom Holding AG	106,801	914
	Gurit Holding AG	1,699	693
*	Autoneum Holding AG	13,007	665
^,*	Myriad Group AG	228,586	614
^,*	Von Roll Holding AG	264,593	599
^	Bachem Holding AG	14,897	597
*	Zueblin Immobilien Holding AG	193,561	580
*	Charles Voegele Holding AG	26,435	468
	Walter Meier AG	1,815	407
			4,181,247
Taiwan (2.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	87,358,063	266,185
	Hon Hai Precision Industry Co. Ltd.	43,446,331	131,731
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,945,138	62,728
	MediaTek Inc.	4,993,689	55,394
	Formosa Plastics Corp.	17,330,780	47,177
	China Steel Corp.	49,799,973	42,762
	Chunghwa Telecom Co. Ltd.	11,898,456	37,229
	Nan Ya Plastics Corp.	20,503,780	36,112
	Formosa Chemicals & Fibre Corp.	13,629,500	32,254
	Uni-President Enterprises Corp.	17,992,884	31,765
	Asustek Computer Inc.	2,952,168	31,584
	Cathay Financial Holding Co. Ltd.	30,776,236	30,859
	Delta Electronics Inc.	7,859,240	26,809
	Chinatrust Financial Holding Co. Ltd.	48,643,509	26,776
	Taiwan Mobile Co. Ltd.	7,271,400	25,367
	Fubon Financial Holding Co. Ltd.	24,749,018	25,356
	Mega Financial Holding Co. Ltd.	34,801,264	25,279
	Quanta Computer Inc.	10,903,950	24,886
	HTC Corp.	3,157,792	22,787
	Cheng Shin Rubber Industry Co. Ltd.	7,942,938	19,989
	Taiwan Cement Corp.	13,758,700	17,617
	Far EasTone Telecommunications Co. Ltd.	6,918,000	15,969
	First Financial Holding Co. Ltd.	28,101,485	15,943
	Yuanta Financial Holding Co. Ltd.	34,913,440	15,755
	Advanced Semiconductor Engineering Inc.	20,229,201	15,266
	United Microelectronics Corp.	39,209,175	14,539
	Chunghwa Telecom Co. Ltd. ADR	464,941	14,450
	Formosa Petrochemical Corp.	4,937,950	14,353
	Far Eastern New Century Corp.	13,171,887	13,618
	TPK Holding Co. Ltd.	988,695	12,401
*	China Development Financial Holding Corp.	55,404,856	12,365
	President Chain Store Corp.	2,496,536	12,338
	Hua Nan Financial Holdings Co. Ltd.	22,324,210	11,718
	Synnex Technology International Corp.	5,419,463	11,456
	Lite-On Technology Corp.	8,959,321	11,398
	Compal Electronics Inc.	18,089,689	11,379
	Foxconn Technology Co. Ltd.	3,202,373	11,105
	Taiwan Cooperative Financial Holding	20,625,180	10,722
	Catcher Technology Co. Ltd.	2,462,800	10,689
	Asia Cement Corp.	8,386,685	10,445
	SinoPac Financial Holdings Co. Ltd.	26,351,828	10,182
	Taishin Financial Holding Co. Ltd.	28,158,025	10,059
	Pou Chen Corp.	9,446,517	9,550
	Chang Hwa Commercial Bank	18,923,485	9,539
	Largan Precision Co. Ltd.	434,376	9,238
*	Chimei Innolux Corp.	24,730,313	9,210
*	Pegatron Corp.	7,004,639	8,831
	Wistron Corp.	9,102,623	8,732
	Novatek Microelectronics Corp.	2,246,275	8,448
	E.Sun Financial Holding Co. Ltd.	16,690,608	8,352
*	Acer Inc.	10,523,297	8,123

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* AU Optronics Corp.	20,990,640	7,946
Radiant Opto-Electronics Corp.	1,854,824	7,704
MStar Semiconductor Inc.	907,263	7,675
Hotai Motor Co. Ltd.	1,067,000	7,589
Taiwan Fertilizer Co. Ltd.	3,180,000	7,568
WPG Holdings Ltd.	6,061,553	7,311
Siliconware Precision Industries Co.	7,488,000	7,276
* Shin Kong Financial Holding Co. Ltd.	25,635,297	6,632
Yulon Motor Co. Ltd.	3,778,015	6,580
Giant Manufacturing Co. Ltd.	1,227,319	6,339
* China Life Insurance Co. Ltd.	7,767,904	6,049
Simplo Technology Co. Ltd.	1,211,443	5,975
Unimicron Technology Corp.	5,330,750	5,447
United Microelectronics Corp. ADR	2,830,148	5,321
Chailease Holding Co. Ltd.	2,953,000	5,255
Siliconware Precision Industries Co. ADR	1,093,975	5,251
Teco Electric and Machinery Co. Ltd.	7,653,000	5,196
China Petrochemical Development Corp.	7,239,700	5,026
Epistar Corp.	3,160,408	5,020
CTCI Corp.	2,472,000	4,912
TSRC Corp.	2,382,930	4,861
Hiwin Technologies Corp.	756,159	4,856
Powertech Technology Inc.	3,088,955	4,792
Advanced Semiconductor Engineering Inc. ADR	1,227,916	4,666
Ruentex Industries Ltd.	2,033,015	4,580
Chicony Electronics Co. Ltd.	2,031,491	4,453
* AU Optronics Corp. ADR	1,175,216	4,442
* China Airlines Ltd.	11,320,646	4,414
Ruentex Development Co. Ltd.	2,551,838	4,274
Advantech Co. Ltd.	1,201,924	4,153
* Eva Airways Corp.	7,062,290	4,094
Phison Electronics Corp.	532,510	4,085
Macronix International	15,481,878	4,022
Taiwan Glass Industry Corp.	4,153,747	3,969
Far Eastern Department Stores Co. Ltd.	4,208,219	3,956
* Walsin Lihwa Corp.	14,249,000	3,896
* Evergreen Marine Corp. Taiwan Ltd.	7,249,979	3,731
Cheng Uei Precision Industry Co. Ltd.	1,686,485	3,730
Realtek Semiconductor Corp.	1,964,580	3,693
* Taiwan Business Bank	12,949,883	3,599
Tripod Technology Corp.	1,835,023	3,543
Inventec Corp.	10,266,315	3,508
Chipbond Technology Corp.	2,062,000	3,490
Merida Industry Co. Ltd.	863,650	3,308
Kinsus Interconnect Technology Corp.	1,169,000	3,207
Richtek Technology Corp.	573,105	3,115
Tung Ho Steel Enterprise Corp.	3,160,842	2,995
Formosa Taffeta Co. Ltd.	3,354,000	2,954
FLEXium Interconnect Inc.	726,519	2,954
Standard Foods Corp.	1,152,800	2,951
Nan Kang Rubber Tire Co. Ltd.	2,543,209	2,938
* Wintek Corp.	7,312,974	2,885
U-Ming Marine Transport Corp.	1,895,000	2,871
AmTRAN Technology Co. Ltd.	3,364,716	2,842
E Ink Holdings Inc.	3,489,000	2,806
Feng Hsin Iron & Steel Co.	1,764,000	2,788
China Steel Chemical Corp.	632,000	2,748
Wowprime Corp.	194,000	2,721
Oriental Union Chemical Corp.	2,537,700	2,690
Chroma ATE Inc.	1,398,800	2,659
King Yuan Electronics Co. Ltd.	4,873,000	2,648
Waterland Financial Holdings Co. Ltd.	8,753,472	2,647
Farglory Land Development Co. Ltd.	1,537,000	2,586
Yungtay Engineering Co. Ltd.	1,295,000	2,579

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Clevo Co.	1,944,176	2,539
Win Semiconductors Corp.	2,440,000	2,491
Highwealth Construction Corp.	1,763,000	2,447
* Yageo Corp.	8,418,000	2,435
Kenda Rubber Industrial Co. Ltd.	2,094,343	2,434
St. Shine Optical Co. Ltd.	186,000	2,429
Elan Microelectronics Corp.	1,571,000	2,427
* Wan Hai Lines Ltd.	4,898,325	2,395
Eternal Chemical Co. Ltd.	3,078,254	2,394
USI Corp.	3,177,105	2,390
Capital Securities Corp.	7,068,175	2,347
* Yang Ming Marine Transport Corp.	5,961,553	2,325
Prince Housing & Development Corp.	3,439,810	2,311
Kerry TJ Logistics Co. Ltd.	1,423,000	2,268
Taiwan Secom Co. Ltd.	1,055,000	2,245
Taiwan Hon Chuan Enterprise Co. Ltd.	1,037,629	2,207
China Motor Corp.	2,460,000	2,205
TXC Corp.	1,268,979	2,204
* King's Town Bank	3,182,000	2,175
TTY Biopharm Co. Ltd.	686,047	2,141
Coretronic Corp.	2,940,000	2,129
Transcend Information Inc.	846,363	2,127
Taichung Commercial Bank	6,718,430	2,125
YFY Inc.	5,142,515	2,093
Huaku Development Co. Ltd.	1,025,087	2,085
LCY Chemical Corp.	2,016,288	2,082
Zhen Ding Technology Holding Ltd.	780,100	2,060
Hey Song Corp.	1,731,000	2,023
Tong Hsing Electronic Industries Ltd.	568,259	1,970
China Synthetic Rubber Corp.	1,825,000	1,951
Vanguard International Semiconductor Corp.	3,003,000	1,945
Eclat Textile Co. Ltd.	654,527	1,934
Far Eastern International Bank	5,226,496	1,923
Sino-American Silicon Products Inc.	1,983,428	1,914
* Sanyang Industry Co. Ltd.	3,006,540	1,912
Grand Pacific Petrochemical	3,684,000	1,896
Dynapack International Technology Corp.	521,000	1,890
Tainan Spinning Co. Ltd.	4,235,260	1,868
Gigabyte Technology Co. Ltd.	2,265,000	1,867
* Ta Chong Bank Ltd.	5,897,780	1,850
Faraday Technology Corp.	1,509,110	1,846
Makalot Industrial Co. Ltd.	606,000	1,829
Goldsun Development & Construction Co. Ltd.	5,190,830	1,828
* Tatung Co. Ltd.	7,886,058	1,809
Ton Yi Industrial Corp.	3,162,850	1,780
Shinkong Synthetic Fibers Corp.	5,717,451	1,753
Shin Zu Shing Co. Ltd.	501,000	1,730
* President Securities Corp.	3,200,926	1,724
G Tech Optoelectronics Corp.	696,334	1,687
Wei Chuan Foods Corp.	1,582,000	1,683
* Winbond Electronics Corp.	12,191,000	1,641
Solar Applied Materials Technology Co.	1,471,740	1,640
Formosa International Hotels Corp.	153,385	1,639
* CMC Magnetics Corp.	10,809,000	1,611
Career Technology MFG. Co. Ltd.	1,236,000	1,601
MIN AIK Technology Co. Ltd.	591,000	1,592
Airtac International Group	336,000	1,573
* Medigen Biotechnology Corp.	379,000	1,534
Chin-Poon Industrial Co.	1,398,000	1,518
UPC Technology Corp.	2,943,955	1,516
Mitac International Corp.	4,580,995	1,514
Great Wall Enterprise Co. Ltd.	1,762,939	1,507
Everlight Electronics Co. Ltd.	1,444,497	1,505
LITE-ON IT Corp.	1,792,393	1,502

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Cathay Real Estate Development Co. Ltd.	3,263,000	1,501
Chong Hong Construction Co.	654,732	1,497
* China Manmade Fibers Corp.	4,447,000	1,496
* Qisda Corp.	6,913,880	1,489
Cheng Loong Corp.	3,711,600	1,486
Compeq Manufacturing Co.	4,008,000	1,479
Radium Life Tech Co. Ltd.	2,378,095	1,479
Shihlin Electric & Engineering Corp.	1,238,000	1,470
* Ho Tung Chemical Corp.	2,956,396	1,467
Wistron NeWeb Corp.	983,236	1,462
Taiwan Surface Mounting Technology Co. Ltd.	978,301	1,451
BES Engineering Corp.	5,873,000	1,434
WT Microelectronics Co. Ltd.	1,177,824	1,424
Gloria Material Technology Corp.	1,737,404	1,366
China Bills Finance Corp.	3,771,000	1,348
Micro-Star International Co. Ltd.	2,972,000	1,342
Genius Electronic Optical Co. Ltd.	197,709	1,324
Feng TAY Enterprise Co. Ltd.	1,177,250	1,321
ALI Corp.	1,205,000	1,306
Sigurd Microelectronics Corp.	1,574,000	1,305
D-Link Corp.	2,293,000	1,286
Ability Enterprise Co. Ltd.	1,429,000	1,285
Jih Sun Financial Holdings Co. Ltd.	4,896,259	1,276
Cyberlink Corp.	351,489	1,268
* Pan-International Industrial	1,522,810	1,256
Tong Yang Industry Co. Ltd.	1,557,587	1,255
ITEQ Corp.	1,194,140	1,248
Senao International Co. Ltd.	383,000	1,246
Gemtek Technology Corp.	1,241,564	1,223
Ambassador Hotel	1,181,000	1,218
Evergreen International Storage & Transport Corp.	1,961,000	1,210
Microbio Co. Ltd.	1,229,693	1,207
Hung Sheng Construction Co. Ltd.	2,211,000	1,195
Masterlink Securities Corp.	4,082,000	1,191
Lien Hwa Industrial Corp.	1,869,767	1,172
* Union Bank Of Taiwan	3,418,480	1,170
Huang Hsiang Construction Co.	493,000	1,164
Taiwan PCB Techvest Co. Ltd.	840,610	1,162
Test-Rite International Co. Ltd.	1,552,314	1,150
Taiwan Sogo Shin Kong SEC	999,000	1,130
Elite Material Co. Ltd.	1,139,965	1,126
* Inotera Memories Inc.	8,282,002	1,123
Pixart Imaging Inc.	541,711	1,120
* Compal Communications Inc.	1,254,000	1,117
ICP Electronics Inc.	895,700	1,113
Test Research Inc.	680,871	1,113
Formosan Rubber Group Inc.	1,623,000	1,097
Shinkong Textile Co. Ltd.	913,000	1,096
* Ritek Corp.	10,705,000	1,094
Taiwan TEA Corp.	2,245,000	1,086
Mercuries & Associates Ltd.	1,266,335	1,082
* Formosa Epitaxy Inc.	1,629,000	1,068
China Metal Products	1,164,081	1,059
Zinwell Corp.	1,311,000	1,058
Rich Development Co. Ltd.	2,157,356	1,045
Sincere Navigation Corp.	1,243,000	1,042
TA Chen Stainless Pipe	2,150,000	1,041
Grape King Industrial Co.	450,000	1,038
King Slide Works Co. Ltd.	185,000	1,037
Global Unichip Corp.	325,000	1,030
Accton Technology Corp.	2,069,800	1,026
* Taiwan Land Development Corp.	2,628,383	1,023
Visual Photonics Epitaxy Co. Ltd.	970,750	1,017
Yieh Phui Enterprise Co. Ltd.	3,642,114	1,014

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Asia Polymer Corp.	1,245,300	995
* Motech Industries Inc.	1,285,100	990
PChome Online Inc.	216,495	979
Sinyi Realty Co.	729,704	976
Hung Poo Real Estate Development Corp.	1,058,946	975
* Gintech Energy Corp.	1,351,149	970
Nan Ya Printed Circuit Board Corp.	837,059	960
* Phytohealth Corp.	616,299	959
Lealea Enterprise Co. Ltd.	2,730,684	956
Kindom Construction Co.	1,479,000	949
* Taiwan Life Insurance Co. Ltd.	1,587,100	941
CSBC Corp. Taiwan	1,617,100	941
Young Fast Optoelectronics Co. Ltd.	547,143	937
Everlight Chemical Industrial Corp.	1,543,370	934
Alpha Networks Inc.	1,466,000	933
Tsann Kuen Enterprise Co. Ltd.	449,000	928
AcBel Polytech Inc.	1,416,000	920
* Long Bon International Co. Ltd.	1,405,000	918
Chung Hsin Electric & Machinery Manufacturing Corp.	1,737,000	912
Global Mixed Mode Technology Inc.	282,000	908
Kinpo Electronics	4,499,000	905
Holy Stone Enterprise Co. Ltd.	1,107,000	894
International Games System Co. Ltd.	249,000	891
Wisdom Marine Lines Co. Ltd.	678,916	887
Apex Biotechnology Corp.	355,717	886
* Chung Hung Steel Corp.	3,509,240	885
National Petroleum Co. Ltd.	882,000	884
Federal Corp.	1,370,085	884
YungShin Global Holding Corp.	649,000	880
* Unity Opto Technology Co. Ltd.	1,082,409	879
Taiwan Cogeneration Corp.	1,361,550	873
Taiwan Acceptance Corp.	401,000	861
Wah Lee Industrial Corp.	670,000	857
* Asia Optical Co. Inc.	941,000	857
KEE TAI Properties Co. Ltd.	1,296,740	843
* Neo Solar Power Corp.	1,741,724	839
Ardentec Corp.	1,342,403	834
Sonix Technology Co. Ltd.	673,000	832
Great Taipei Gas Co. Ltd.	1,272,000	829
King's Town Construction Co. Ltd.	853,854	823
Greatek Electronics Inc.	1,079,000	821
Lumax International Corp. Ltd.	430,430	817
* Kwong Fong Industries	1,457,000	802
Sercomm Corp.	596,000	801
Depo Auto Parts Ind Co. Ltd.	383,000	799
* HannsTouch Solution Inc.	2,865,000	797
Forhouse Corp.	1,634,000	796
OptoTech Corp.	2,143,000	795
Yem Chio Co. Ltd.	1,114,762	791
* HannStar Display Corp.	10,011,000	790
Lotes Co. Ltd.	262,000	787
China Electric Manufacturing Corp.	1,340,000	781
Rechi Precision Co. Ltd.	1,083,117	772
Chia Hsin Cement Corp.	1,698,112	764
Coxon Precise Industrial Co. Ltd.	401,810	761
A-DATA Technology Co. Ltd.	769,000	753
* Silicon Integrated Systems Corp.	2,056,000	752
Pacific Hospital Supply Co. Ltd.	256,326	747
Silitech Technology Corp.	502,010	746
* Shihlin Paper Corp.	486,000	743
Topco Scientific Co. Ltd.	501,060	740
Youngtek Electronics Corp.	357,841	735
Asia Plastic Recycling Holding Ltd.	245,274	733
Kuoyang Construction Co. Ltd.	1,586,000	719

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Parade Technologies Ltd.	83,000	716
Kinik Co.	524,000	713
CyberTAN Technology Inc.	1,022,000	713
* Via Technologies Inc.	1,539,500	705
Holtek Semiconductor Inc.	711,000	703
Excelsior Medical Co. Ltd.	385,000	703
Syncmold Enterprise Corp.	407,000	701
Firich Enterprises Co. Ltd.	606,670	700
Taiflex Scientific Co. Ltd.	669,852	699
Merry Electronics Co. Ltd.	589,050	695
Systex Corp.	658,000	695
Altek Corp.	1,403,648	689
Entire Technology Co. Ltd.	474,617	687
Sampo Corp.	2,215,000	685
Thye Ming Industrial Co. Ltd.	718,000	682
Nien Hsing Textile Co. Ltd.	994,725	681
Elitegroup Computer Systems Co. Ltd.	2,514,000	680
* Lextar Electronics Corp.	857,545	677
ASROCK Inc.	195,000	674
Continental Holdings Corp.	1,875,000	674
Chimei Materials Technology Corp.	701,269	673
E-LIFE MALL Corp.	301,000	672
Soft-World International Corp.	438,620	668
Johnson Health Tech Co. Ltd.	274,540	666
China Chemical & Pharmaceutical Co. Ltd.	1,052,000	656
Sinbon Electronics Co. Ltd.	741,000	650
United Integrated Services Co. Ltd.	739,000	648
Great China Metal Industry	589,000	646
Taisun Enterprise Co. Ltd.	1,209,807	645
Unizyx Holding Corp.	1,560,000	635
FSP Technology Inc.	716,478	632
Sinon Corp.	1,432,000	627
Sirtec International Co. Ltd.	563,000	625
I-Sheng Electric Wire & Cable Co. Ltd.	462,000	624
Universal Cement Corp.	1,307,000	624
Xxentria Technology Materials Corp.	417,137	622
* AGV Products Corp.	2,001,265	616
Hsin Kuang Steel Co. Ltd.	1,073,000	615
Taiwan Fire & Marine Insurance Co.	876,000	614
Capella Microsystems Taiwan Inc.	96,761	607
GeoVision Inc.	161,264	606
Gigastorage Corp.	1,152,096	606
Advanced International Multitech Co. Ltd.	461,000	604
Weikeng Industrial Co. Ltd.	862,700	601
Darfon Electronics Corp.	1,052,000	597
* Pihsiang Machinery Manufacturing Co. Ltd.	504,000	596
Elite Semiconductor Memory Technology Inc.	898,000	595
Getac Technology Corp.	1,315,000	593
* Taiwan Styrene Monomer	2,341,000	593
Kinko Optical Co. Ltd.	449,000	593
* WUS Printed Circuit Co. Ltd.	1,456,000	590
Nantex Industry Co. Ltd.	920,031	587
Lingsen Precision Industries Ltd.	1,215,000	586
Flytech Technology Co. Ltd.	281,903	584
Aurora Corp.	389,000	584
* Genesis Photonics Inc.	856,161	584
Taiwan Paiho Ltd.	1,059,300	578
* China General Plastics Corp.	1,306,000	576
* Integrated Memory Logic Ltd.	174,224	574
YC INOX Co. Ltd.	1,088,000	573
Taiwan Sakura Corp.	1,071,440	572
* Jess-Link Products Co. Ltd.	727,458	572
* Shining Building Business Co. Ltd.	822,420	570
Sesoda Corp.	536,000	567

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Namchow Chemical Industrial Ltd.	593,000	566
Shinkong Insurance Co. Ltd.	886,000	565
CHC Resources Corp.	356,000	565
Zeng Hsing Industrial Co. Ltd.	167,912	565
Formosan Union Chemical	1,008,689	563
Vivotek Inc.	179,036	560
Asia Vital Components Co. Ltd.	1,221,148	559
* ITE Technology Inc.	783,000	558
Shih Wei Navigation Co. Ltd.	674,000	556
* Chenming Mold Industry Corp.	605,000	555
Zig Sheng Industrial Co. Ltd.	1,812,116	553
* Chung Hwa Pulp Corp.	1,813,820	551
Unitech Printed Circuit Board Corp.	1,864,248	546
AV Tech Corp.	180,000	545
Aten International Co. Ltd.	364,000	541
Sanyo Electric Taiwan Co. Ltd.	535,000	541
Taiwan Prosperity Chemical Corp.	471,000	538
Phihong Technology Co. Ltd.	819,000	536
* Solartech Energy Corp.	1,096,450	536
* HUA ENG Wire & Cable	1,470,000	535
Sitronix Technology Corp.	427,000	535
Infortrend Technology Inc.	1,010,000	528
Chun Yuan Steel	1,395,653	528
Acme Electronics Corp.	460,237	520
Chinese Maritime Transport Ltd.	447,000	514
* Ocean Plastics Co. Ltd.	630,000	507
Ta Ya Electric Wire & Cable	2,185,950	503
San Fang Chemical Industry Co. Ltd.	637,261	502
Chien Kuo Construction Co. Ltd.	1,119,100	498
L&K Engineering Co. Ltd.	527,000	497
* Green Energy Technology Inc.	1,035,405	496
* Leofoo Development Co.	955,441	493
ACES Electronic Co. Ltd.	373,000	488
* Li Peng Enterprise Co. Ltd.	1,725,657	488
Advanced Ceramic X Corp.	177,000	482
* Sunplus Technology Co. Ltd.	1,721,000	480
* Walsin Technology Corp.	2,160,954	479
Young Optics Inc.	217,000	479
eMemory Technology Inc.	252,225	479
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	253,000	478
* Chunghwa Picture Tubes	15,190,351	472
Tong-Tai Machine & Tool Co. Ltd.	626,810	467
Champion Building Materials Co. Ltd.	1,334,000	461
* I-Chiun Precision Industry Co. Ltd.	769,000	460
San Shing Fastech Corp.	316,000	460
Chang Wah Electromaterials Inc.	158,208	459
Hu Lane Associate Inc.	289,290	458
Sporton International Inc.	201,754	458
Newmax Technology Co. Ltd.	324,370	456
Adlink Technology Inc.	446,717	455
China Steel Structure Co. Ltd.	459,000	451
Quanta Storage Inc.	751,000	446
Hannstar Board Corp.	946,988	443
Macroblock Inc.	119,000	442
Tung Thih Electronic Co. Ltd.	191,540	441
KD Holding Corp.	92,000	441
Acter Co. Ltd.	123,229	439
Tainan Enterprises Co. Ltd.	450,000	437
Lite-On Semiconductor Corp.	1,023,000	437
Giga Solar Materials Corp.	64,559	435
* Gold Circuit Electronics Ltd.	2,298,000	435
* Pan Jit International Inc.	1,307,000	433
Southeast Cement Co. Ltd.	993,000	433
Wei Mon Industry Co. Ltd.	900,116	428

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Concord Securities Corp.	2,052,219	426
Taiyen Biotech Co. Ltd.	637,000	425
ENG Electric Co. Ltd.	519,135	425
* Ichia Technologies Inc.	1,095,000	423
Wafer Works Corp.	1,066,925	422
Jentech Precision Industrial Co. Ltd.	205,354	416
Orise Technology Co. Ltd.	373,000	414
Taiwan Semiconductor Co. Ltd.	964,000	412
Longwell Co.	405,000	410
Ubright Optronics Corp.	86,250	407
Taiwan Navigation Co. Ltd.	515,000	404
LES Enphants Co. Ltd.	572,461	396
* Advanced Wireless Semiconductor Co.	592,503	391
G Shank Enterprise Co. Ltd.	694,000	390
Gamania Digital Entertainment Co. Ltd.	455,000	387
Actron Technology Corp.	172,882	385
* Eastern Media International Corp.	2,917,000	384
DA CIN Construction Co. Ltd.	590,000	382
Ways Technical Corp. Ltd.	208,000	379
Avermedia Technologies	804,000	372
* Cosmos Bank Taiwan	1,542,000	369
Tah Hsin Industrial Co. Ltd.	391,000	368
* Bank of Kaohsiung	1,239,049	356
Taiwan Pulp & Paper Corp.	1,212,800	355
Run Long Construction Co. Ltd.	289,000	343
MPI Corp.	230,000	339
TA-I Technology Co. Ltd.	596,391	339
Fulltech Fiber Glass Corp.	769,228	338
Episil Technologies Inc.	1,315,000	338
Kaulin Manufacturing Co. Ltd.	599,000	336
Wah Hong Industrial Corp.	239,000	330
ShenMao Technology Inc.	305,839	330
Edison Opto Corp.	305,300	329
Sunonwealth Electric Machine Industry Co. Ltd.	549,000	329
Alcor Micro Corp.	301,000	326
* Long Chen Paper Co. Ltd.	1,243,000	318
* Adimmune Corp.	306,000	317
Sunrex Technology Corp.	756,000	317
* E-Ton Solar Tech Co. Ltd.	1,039,000	317
Microlife Corp.	196,000	316
Mirle Automation Corp.	497,387	316
* Etron Technology Inc.	1,369,059	314
Formosa Advanced Technologies Co. Ltd.	592,000	314
Globe Union Industrial Corp.	725,000	314
* KYE Systems Corp.	1,074,000	308
Ve Wong Corp.	461,000	304
Insyde Software Corp.	103,000	304
Global Brands Manufacture Ltd.	879,462	300
AVY Precision Technology Inc.	172,600	295
Topco Technologies Corp.	145,627	293
SDI Corp.	442,000	291
APCB Inc.	454,000	290
First Hotel	445,452	288
* Tyntek Corp.	1,324,980	287
* Orient Semiconductor Electronics Ltd.	2,078,000	284
Ttet Union Corp.	163,000	278
Well Shin Technology Co. Ltd.	199,360	273
WAN HWA Enterprise Co.	544,040	266
Arcadyan Technology Corp.	314,123	256
Arima Communications Corp.	642,703	246
Holiday Entertainment Co. Ltd.	178,000	246
* Walton Advanced Engineering Inc.	928,000	242
* BenQ Materials Corp.	674,478	237
Chinese Gamer International Corp.	140,000	234

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
CyberPower Systems Inc.	128,000	230
* Tang Eng Iron Works Co. Ltd.	241,000	222
* Huga Optotech Inc.	677,890	218
Sheng Yu Steel Co. Ltd.	354,000	217
* Tekcore Co. Ltd.	552,000	216
Standard Chemical & Pharma	260,580	216
* Giantplus Technology Co. Ltd.	753,000	215
Global Lighting Technologies Inc.	167,000	208
Harvatek Corp.	522,300	196
Shiny Chemical Industrial Co. Ltd.	147,000	195
Thinking Electronic Industrial Co. Ltd.	204,000	194
* J Touch Corp.	278,395	185
TYC Brother Industrial Co. Ltd.	516,426	183
* Tatung Co. Ltd. GDR	38,879	179
* DelSolar Co. Ltd.	479,842	168
ACHEM TECHNOLOGY Corp.	376,542	166
Skymedi Corp.	163,996	152
Bright Led Electronics Corp.	339,000	138
LAN FA Textile	508,680	135
Star Comgistic Capital Co. Ltd.	362,000	130
Sunspring Metal Corp.	140,000	129
Ta Yih Industrial Co. Ltd.	73,000	120
Fortune Electric Co. Ltd.	288,000	117
* Powerchip Technology Corp.	7,110,984	61
* San Chih Semiconductor Co.	88,451	58
* Chang Wah Electromaterials Inc. Rights Exp. 11/08/2012	13,744	2
* ProMOS Technologies Inc.	5,975,000	—
		2,005,138
Thailand (0.6%)
Kasikornbank PCL (Foreign)	5,082,600	29,722
PTT PCL (Foreign)	2,366,115	24,463
Siam Commercial Bank PCL (Foreign)	4,402,600	23,016
CP ALL PCL (Foreign)	17,677,770	22,857
Bangkok Bank PCL (Foreign)	3,657,000	21,495
PTT Exploration & Production PCL (Foreign)	3,341,355	18,027
* Kasikornbank PCL	3,019,500	17,558
Siam Cement PCL (Foreign)	1,297,000	17,528
Advanced Info Service PCL (Foreign)	2,574,600	16,540
* PTT PCL	1,354,600	14,005
* Bangkok Bank PCL (Local)	2,407,100	13,841
* Siam Commercial Bank PCL (Local)	2,372,700	12,404
Charoen Pokphand Foods PCL (Foreign)	8,304,300	9,524
* PTT Exploration and Production PCL (Local)	1,703,400	9,190
Krung Thai Bank PCL (Foreign)	14,913,137	8,767
* Advanced Info Service PCL (Local)	1,289,400	8,284
PTT Global Chemical PCL	4,225,236	8,171
Siam Cement PCL NVDR	570,000	6,932
Charoen Pokphand Foods PCL	5,200,200	5,964
PTT Global Chemical PCL	2,968,100	5,879
Bank of Ayudhya PCL (Foreign)	5,379,779	5,233
Thai Oil PCL (Foreign)	2,328,100	5,044
BEC World PCL (Foreign)	2,370,905	4,545
IRPC PCL (Foreign)	28,064,000	3,919
* Bumrungrad Hospital PCL	1,555,400	3,835
Indorama Ventures PCL	4,205,648	3,647
* BEC World PCL	1,891,300	3,625
* True Corp. PCL	21,695,900	3,599
Thanachart Capital PCL	2,872,500	3,452
* Minor International PCL	5,745,740	3,421
Glow Energy PCL (Foreign)	1,446,845	3,367
Banpu PCL	253,740	3,311
* Robinson Department Store PCL	1,436,900	2,838
* Ratchaburi Electricity Generating Holding PCL (Local)	1,584,300	2,791
* Banpu PCL (Local)	210,650	2,685

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Thai Oil PCL	1,218,000	2,639
* Electricity Generating PCL	574,600	2,452
Jasmine International PCL	15,089,900	2,373
* Bank of Ayudhya PCL (Local)	2,414,200	2,331
* Tisco Financial Group PCL	1,502,000	2,187
* Thai Airways International PCL	2,902,000	2,182
* IRPC PCL	15,565,300	2,173
Kiatnakin Bank PCL (Foreign)	1,456,543	2,111
* Hemaraj Land and Development PCL	20,183,200	2,064
* Delta Electronics Thailand PCL	2,151,700	2,047
BTS Group Holdings PCL	11,555,648	2,036
* CP ALL PCL (Local)	1,479,400	1,913
* Sino Thai Engineering & Construction PCL	2,689,900	1,873
* Indorama Ventures PCL	2,150,100	1,864
Pruksa Real Estate PCL	2,710,500	1,731
* Glow Energy PCL	731,500	1,702
* Supalai PCL	2,613,600	1,631
Esso Thailand PCL	4,647,300	1,630
* Central Plaza Hotel PCL	2,469,500	1,567
Hana Microelectronics PCL (Foreign)	2,059,900	1,479
* Sri Trang Agro-Industry PCL	2,860,800	1,467
* Thai Vegetable Oil PCL	1,774,600	1,421
* Bangkok Expressway PCL	1,557,700	1,408
Bangchak Petroleum PCL	1,580,100	1,348
Major Cineplex Group PCL	2,057,000	1,318
* Thaicom PCL	1,800,000	1,286
* Bangkokland PCL	28,904,700	1,244
LPN Development PCL	2,078,700	1,228
* Amata Corp. PCL	2,395,900	1,201
Bangkok Life Assurance PCL	854,500	1,174
TPI Polene PCL	2,212,600	1,014
* Dynasty Ceramic PCL	644,900	997
* STP & I PCL	517,400	960
* Khon Kaen Sugar Industry PCL	2,131,700	936
Asian Property Development PCL (Foreign)	3,223,440	912
Quality Houses PCL	12,774,016	890
Bangkok Chain Hospital PCL	2,773,960	846
* Italian-Thai Development PCL	6,406,200	842
* CalComp Electronics Thailand PCL	9,670,800	839
Thai Tap Water Supply PCL	3,214,600	827
Siam Global House PCL	1,497,360	811
Ticon Industrial Connection PCL	1,820,700	778
* Polyplex PCL	1,715,300	770
* Sahaviriya Steel Industries PCL	33,538,460	720
* Thoresen Thai Agencies PCL	1,368,000	712
Sansiri PCL (Foreign)	7,035,464	705
* Thai Tap Water Supply PCL	2,516,500	648
* Siamgas & Petrochemicals PCL	1,279,000	603
* MCOT PCL	545,500	595
* SC Asset Corp. PCL	937,100	585
* Energy Earth PCL	2,599,300	579
* CH Karnchang PCL	1,968,700	554
Bangkok Life Assurance PCL	402,900	554
* Somboon Advance Technology PCL	546,400	503
* Vinythai PCL	820,300	491
Sansiri PCL (Local)	4,760,200	477
Siam Future Development PCL	1,902,200	471
LH Financial Group PCL	10,182,053	455
* Precious Shipping PCL	1,017,700	444
Bangkok Chain Hospital PCL	1,430,400	435
Siam Global House PCL	774,300	418
* G Steel PCL	36,098,400	412
* Samart Corp. PCL	1,072,900	392
* GFPT PCL	1,452,800	345

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Quality Houses PCL	4,528,600	315
* G J Steel PCL (Local)	66,137,800	302
Samart Corp. PCL	810,500	296
* Phatra Securities PCL	265,800	291
Hana Microelectronics PCL	345,500	247
* Asian Property Development PCL	715,600	202
* Krung Thai Bank PCL	326,800	192
* Kiatnakin Bank PCL	125,700	182
* Rojana Industrial Park PCL Warrants Exp. 07/18/2016	197,933	37
		427,143
Turkey (0.5%)
Turkiye Garanti Bankasi AS	10,011,061	47,832
Akbank TAS	7,835,286	37,805
Turkiye Is Bankasi	6,849,034	23,321
BIM Birlesik Magazalar AS	463,217	21,518
* Turkcell Iletisim Hizmetleri AS	3,336,004	20,382
Haci Omer Sabanci Holding AS (Bearer)	3,550,525	18,749
Tupras Turkiye Petrol Rafinerileri AS	543,132	13,284
Anadolu Efes Biracilik Ve Malt Sanayii AS	872,851	13,110
KOC Holding AS	2,767,116	13,000
Turkiye Halk Bankasi AS	1,344,150	11,859
* Yapi ve Kredi Bankasi AS	3,768,920	9,681
Turk Telekomunikasyon AS	2,288,192	8,944
Turkiye Vakiflar Bankasi Tao	3,200,109	7,538
Arcelik AS	1,016,538	6,719
Coca-Cola Icecek AS	269,803	5,243
* Turk Hava Yollari	2,071,408	4,798
Eregli Demir ve Celik Fabrikalari TAS	4,002,129	4,755
Enka Insaat ve Sanayi AS	1,548,012	4,111
Koza Altin Isletmeleri AS	186,683	4,068
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,697,161	4,018
TAV Havalimanlari Holding AS	710,458	3,529
Ford Otomotiv Sanayi AS	296,015	3,036
Turkiye Sinai Kalkinma Bankasi AS	2,364,839	2,719
Turkiye Sise ve Cam Fabrikalari AS	1,807,337	2,642
* Asya Katilim Bankasi AS	2,078,763	2,333
* Ihlas Holding AS	2,845,305	2,079
* Koza Anadolu Metal Madencilik Isletmeleri AS	778,424	1,976
Ulker Biskuvi Sanayi AS	409,773	1,859
Yazicilar Holding AS Class A	211,683	1,694
Aselsan Elektronik Sanayi Ve Ticaret AS	418,109	1,582
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	617,233	1,557
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,105,411	1,550
* Dogan Sirketler Grubu Holding AS	3,551,534	1,545
* Sekerbank TAS	1,494,848	1,276
Yapi Kredi Sigorta AS	141,769	1,275
Dogus Otomotiv Servis ve Ticaret AS	337,773	1,256
* Trakya Cam Sanayi AS	922,590	1,129
* Albaraka Turk Katilim Bankasi AS	1,288,898	1,021
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	277,886	1,020
Aksa Akrilik Kimya Sanayii	378,122	993
Cimsa Cimento Sanayi VE Tica	205,400	971
Bizim Toptan Satis Magazalari AS	70,522	966
Is Gayrimenkul Yatirim Ortakligi AS	1,147,684	928
Akcansa Cimento AS	184,925	911
* Akfen Holding AS	177,868	901
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	718,368	862
Aksigorta AS	754,928	851
* NET Holding AS	848,575	844
Akmerkez Gayrimenkul Yatirim Ortakligi AS	77,739	804
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	754,417	800
* Izmir Demir Celik Sanayi AS	344,237	781
Kartonsan Karton Sanayi ve Ticaret AS	5,744	773
* Dogan Yayin Holding AS	2,023,846	734

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Otokar Otomotiv Ve Savunma Sanayi A.S.	32,800	726
Alarko Holding AS	305,020	708
Konya Cimento Sanayii AS	4,023	696
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	846,930	695
Bagfas Bandirma Gubre Fabrik	21,747	671
Anadolu Hayat Emeklilik AS	263,952	660
* Gubre Fabrikalari TAS	88,019	617
Bursa Cimento Fabrikasi AS	227,824	605
Saf Gayrimenkul Yatirim Ortakligi AS	1,082,702	604
Netas Telekomunikasyon AS	101,940	591
* Anadolu Cam Sanayii AS	394,851	591
Baticim Bati Anadolu Cimento Sanayii AS	156,775	588
Borusan Mannesmann Boru Sanayi ve Ticaret AS	37,645	565
Mardin Cimento Sanayii ve Ticaret AS	194,365	557
Goodyear Lastikleri TAS	18,312	536
Sinpas Gayrimenkul Yatirim Ortakligi AS	749,726	527
* Anadolu Anonim Tuerk Sigorta Sirketi	1,024,508	526
Pinar SUT Mamulleri Sanayii AS	63,393	518
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class B	439,659	510
Turcas Petrol AS	307,232	497
Eczacibasi Yatirim Holding Ortakligi AS	149,717	490
Vakif Gayrimenkul Yatirim Ortakligi AS	213,706	478
Adana Cimento Sanayii TAS Class A	231,838	457
* Akenerji Elektrik Uretim AS	391,149	456
* TAT Konserve Sanayii AS	323,068	436
* Zorlu Enerji Elektrik Uretim AS	734,556	434
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	13,466	404
* Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	17,654	389
* Vestel Elektronik Sanayi ve Ticaret AS	326,823	328
Fenerbahce Futbol ASA	13,524	300
* Deva Holding AS	248,817	281
* Hurriyet Gazetecilik AS	605,721	274
* Is Finansal Kiralama AS	483,997	264
* Vestel Beyaz Esya Sanayi ve Ticaret AS	183,899	263
* Afyon Cimento Sanayi TAS	6,427	257
* Boyner Buyuk Magazacilik	101,810	234
Is Yatirim Menkul Degerler AS	236,976	230
* Polyester Sanayi AS	329,554	221
* Soda Sanayii AS	132,115	205
* Celebi Hava Servisi AS	16,800	192
* Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	16,720	10
		346,523
United Kingdom (15.7%)
HSBC Holdings plc	78,998,800	778,878
BP plc	82,761,657	591,056
Vodafone Group plc	214,655,168	582,930
GlaxoSmithKline plc	21,819,164	488,916
Royal Dutch Shell plc Class A	12,865,183	441,443
British American Tobacco plc	8,507,235	421,959
Royal Dutch Shell plc Class B	11,501,413	406,836
Diageo plc	10,897,542	311,547
BHP Billiton plc	9,186,996	294,457
Rio Tinto plc	5,830,488	291,273
BG Group plc	14,775,455	274,336
AstraZeneca plc	5,495,518	254,855
Standard Chartered plc	10,404,218	246,338
Unilever plc	5,582,818	208,258
Barclays plc	50,555,691	186,943
Anglo American plc (London Shares)	6,047,288	186,344
TESCO plc	34,978,060	180,993
SABMiller plc	4,157,003	178,412
National Grid plc	15,528,954	177,102
Reckitt Benckiser Group plc	2,830,664	171,495
Imperial Tobacco Group plc	4,331,150	163,803

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Prudential plc	11,104,959	152,512
Xstrata plc	9,146,596	144,896
* Lloyds Banking Group plc	183,714,572	120,978
Centrica plc	22,539,354	118,002
BT Group plc	33,938,185	116,633
Rolls-Royce Holdings plc	8,143,831	112,544
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,211,725	110,103
SSE plc	4,105,295	96,020
Glencore International plc	16,549,584	91,838
Compass Group plc	8,165,615	89,725
Tullow Oil plc	3,942,253	89,564
Experian plc	4,384,656	75,859
Pearson plc	3,546,857	71,317
BAE Systems plc	14,115,185	71,243
WPP plc	5,414,515	69,985
Shire plc	2,444,861	68,749
Aviva plc	12,689,637	67,959
ARM Holdings plc	5,995,781	64,608
Old Mutual plc	21,199,904	59,010
Legal & General Group plc	25,504,868	55,288
British Sky Broadcasting Group plc	4,750,575	54,370
Wolseley plc	1,240,133	54,365
Reed Elsevier plc	5,289,252	51,810
Standard Life plc	10,248,812	48,393
Kingfisher plc	10,316,863	48,304
Randgold Resources Ltd.	379,616	45,379
Marks & Spencer Group plc	6,991,188	44,496
Land Securities Group plc	3,395,626	44,127
WM Morrison Supermarkets plc	10,178,497	44,071
Next plc	718,409	41,414
Smith & Nephew plc	3,907,584	41,324
* Royal Bank of Scotland Group plc	9,075,952	40,525
Aggreko plc	1,164,855	40,514
Burberry Group plc	1,904,049	35,926
Antofagasta plc	1,711,171	34,813
Associated British Foods plc	1,545,156	34,579
Capita plc	2,839,874	33,182
Johnson Matthey plc	889,256	32,359
United Utilities Group plc	2,957,874	32,340
Intertek Group plc	697,770	31,806
Carnival plc	789,599	31,452
British Land Co. plc	3,675,420	31,395
J Sainsbury plc	5,321,071	30,509
Whitbread plc	774,952	29,451
* InterContinental Hotels Group plc	1,184,551	29,308
Smiths Group plc	1,710,305	29,224
Petrofac Ltd.	1,124,991	29,207
RSA Insurance Group plc	15,394,291	27,943
Sage Group plc	5,524,775	27,749
Rexam plc	3,825,343	27,621
Severn Trent plc	1,033,392	26,801
Weir Group plc	925,476	26,081
G4S plc	6,112,163	25,724
Babcock International Group plc	1,557,438	24,619
Fresnillo plc	780,510	24,231
AMEC plc	1,406,419	24,131
Bunzl plc	1,438,907	23,835
Tate & Lyle plc	2,023,102	23,713
Hammerson plc	3,088,799	23,554
GKN plc	6,736,713	22,658
ITV plc	16,060,907	22,486
IMI plc	1,399,665	21,611
Resolution Ltd.	6,046,271	21,317
Meggitt plc	3,405,810	21,242

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Croda International plc	588,492	20,953
	Melrose plc	5,222,364	20,343
	John Wood Group plc	1,452,869	19,969
	Serco Group plc	2,165,664	19,824
	Aberdeen Asset Management plc	3,747,027	19,653
	Travis Perkins plc	1,064,729	18,606
	Pennon Group plc	1,572,654	18,217
	Inmarsat plc	1,958,251	17,940
	Mondi plc	1,589,956	17,527
	Informa plc	2,620,733	16,964
	Persimmon plc	1,312,113	16,883
	William Hill plc	3,061,499	16,728
	Cobham plc	4,691,433	16,310
	Admiral Group plc	881,195	15,791
	Balfour Beatty plc	2,977,347	15,177
	3i Group plc	4,235,117	14,763
	Drax Group plc	1,585,237	14,387
	Spectris plc	506,252	14,180
	Taylor Wimpey plc	14,076,345	13,913
	DS Smith plc	4,016,394	13,866
	Rotork plc	375,770	13,844
	Investec plc	2,326,636	13,720
	Aegis Group plc	3,551,055	13,487
*	Berkeley Group Holdings plc	544,703	13,404
	Derwent London plc	399,219	13,285
	Provident Financial plc	598,208	13,259
	Ashtead Group plc	2,192,353	13,245
	Hiscox Ltd.	1,699,167	13,187
	Invensys plc	3,560,607	13,129
	Capital Shopping Centres Group plc	2,437,239	13,119
*	Premier Oil plc	2,309,796	13,097
	Amlin plc	2,159,889	13,020
*	Barratt Developments plc	4,240,769	13,000
	Telecity Group plc	871,205	12,691
	ICAP plc	2,386,377	12,555
	Inchcape plc	1,920,976	12,493
	Segro plc	3,233,329	12,398
	Hargreaves Lansdown plc	1,028,661	12,276
	Schroders plc (Voting Shares)	494,451	12,201
	UBM plc	1,069,049	12,086
	London Stock Exchange Group plc	760,621	12,002
	Cairn Energy plc	2,636,646	11,951
*	ASOS plc	319,421	11,654
	Cookson Group plc	1,211,370	11,444
	Catlin Group Ltd.	1,497,796	11,415
	Ladbrokes plc	3,922,265	11,361
	Rightmove plc	435,495	11,338
	Rentokil Initial plc	7,869,035	11,201
	IG Group Holdings plc	1,585,167	11,162
^,*	Gulf Keystone Petroleum Ltd.	3,641,723	11,048
	Halma plc	1,646,131	10,972
	Capital & Counties Properties plc	2,972,701	10,859
	Debenhams plc	5,531,873	10,710
	Spirax-Sarco Engineering plc	340,576	10,663
	Booker Group plc	6,429,542	10,646
	Kazakhmys plc	913,808	10,484
*	Afren plc	4,690,238	10,461
	Great Portland Estates plc	1,372,423	10,364
	Man Group plc	7,954,882	10,109
	Lancashire Holdings Ltd.	710,312	9,905
	Shaftesbury plc	1,097,771	9,721
	Daily Mail & General Trust plc	1,253,170	9,667
	Aveva Group plc	295,345	9,504
	Carillion plc	1,880,786	9,361

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Ophir Energy plc	1,040,491	9,316
Greene King plc	953,954	9,153
QinetiQ Group plc	2,841,154	9,049
Ashmore Group plc	1,536,571	9,046
Close Brothers Group plc	641,893	8,783
Henderson Group plc	4,575,869	8,662
Bellway plc	527,706	8,626
Intermediate Capital Group plc	1,747,614	8,626
AZ Electronic Materials SA	1,500,811	8,609
Stagecoach Group plc	1,899,076	8,422
Vedanta Resources plc	456,866	8,395
Filtrona plc	904,959	8,384
Ultra Electronics Holdings plc	301,243	8,243
Victrex plc	346,261	7,981
Hays plc	6,022,410	7,941
* BTG plc	1,435,644	7,927
TUI Travel plc	1,920,601	7,793
Howden Joinery Group plc	2,796,101	7,687
Michael Page International plc	1,281,374	7,479
Mitie Group plc	1,585,029	7,468
De La Rue plc	433,583	7,415
Hikma Pharmaceuticals plc	591,689	7,067
easyJet plc	682,866	6,901
BBA Aviation plc	2,096,061	6,848
Jardine Lloyd Thompson Group plc	564,928	6,791
Spirent Communications plc	2,908,471	6,783
Berendsen plc	745,425	6,778
TalkTalk Telecom Group plc	2,204,258	6,766
Cable & Wireless Communications plc	11,095,326	6,718
PZ Cussons plc	1,228,044	6,716
* Imagination Technologies Group plc	906,550	6,697
Electrocomponents plc	1,923,323	6,618
Elementis plc	1,940,778	6,569
Home Retail Group plc	3,545,600	6,546
Hunting plc	535,536	6,487
Beazley plc	2,251,228	6,376
Firstgroup plc	2,070,518	6,376
International Personal Finance plc	1,119,523	6,289
Genus plc	259,929	6,123
^ Britvic plc	1,044,810	6,064
* Micro Focus International plc	646,300	5,995
^ Lonmin plc	715,698	5,939
Hochschild Mining plc	741,280	5,927
Eurasian Natural Resources Corp. plc	1,110,906	5,889
Millennium & Copthorne Hotels plc	701,824	5,695
WH Smith plc	566,433	5,684
Evraz plc	1,474,405	5,626
St. James's Place plc	872,305	5,601
Bwin.Party Digital Entertainment plc	2,849,105	5,535
Senior plc	1,746,031	5,487
Jupiter Fund Management plc	1,278,707	5,410
Paragon Group of Cos. plc	1,316,103	5,329
Restaurant Group plc	864,331	5,237
* Dixons Retail plc	15,652,630	5,222
* EnQuest plc	2,784,005	5,219
* Soco International plc	950,430	5,193
WS Atkins plc	449,238	5,181
National Express Group plc	1,869,104	5,141
Bodycote plc	833,655	5,090
* Sports Direct International plc	777,143	5,008
* Mitchells & Butlers plc	943,644	4,993
CSR plc	872,677	4,982
Fenner plc	847,454	4,951
Morgan Crucible Co. plc	1,210,512	4,946

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Marston's plc	2,496,351	4,944
Petropavlovsk plc	748,542	4,887
Halfords Group plc	873,535	4,883
RPC Group plc	707,185	4,839
Playtech Ltd.	690,940	4,723
Bovis Homes Group plc	570,005	4,719
* African Minerals Ltd.	1,058,326	4,681
Domino's Pizza Group plc	565,345	4,620
Regus plc	2,807,581	4,552
Renishaw plc	159,075	4,536
Abcam plc	724,616	4,510
* Centamin plc	4,345,364	4,476
Homeserve plc	1,233,184	4,398
Galliford Try plc	363,213	4,332
Dunelm Group plc	398,235	4,315
Premier Farnell plc	1,599,638	4,280
Chemring Group plc	835,056	4,238
Tullett Prebon plc	957,215	4,232
^ Betfair Group plc	337,631	4,102
SIG plc	2,406,621	4,077
Rathbone Brothers plc	190,449	3,984
Laird plc	1,151,232	3,911
Devro plc	731,132	3,876
United Drug plc	1,046,628	3,819
Savills plc	571,553	3,735
London & Stamford Property plc	2,008,042	3,725
N Brown Group plc	683,181	3,711
African Barrick Gold plc	539,751	3,701
JD Wetherspoon plc	451,279	3,657
Dignity plc	239,872	3,621
Go-Ahead Group plc	172,554	3,621
Synergy Health plc	240,399	3,605
Pace plc	1,192,909	3,581
RPS Group plc	946,597	3,575
Diploma plc	493,076	3,562
Interserve plc	558,659	3,520
Ferrexpo plc	1,036,130	3,499
Fidessa Group plc	160,028	3,436
Dairy Crest Group plc	590,987	3,408
Kier Group plc	163,761	3,407
Hansteen Holdings plc	2,827,730	3,401
Greggs plc	438,046	3,313
Grainger plc	1,843,530	3,288
* Salamander Energy plc	1,054,280	3,277
* Essar Energy plc	1,453,737	3,222
Telecom Plus plc	231,750	3,180
Unite Group plc	687,547	3,148
* Rockhopper Exploration plc	1,232,271	3,143
ITE Group plc	1,002,516	3,128
Brewin Dolphin Holdings plc	1,071,214	3,126
Phoenix Group Holdings	384,630	3,068
SDL plc	352,058	3,018
* Redrow plc	1,172,677	2,991
F&C Asset Management plc	1,829,547	2,927
Yule Catto & Co. plc	1,197,384	2,843
Big Yellow Group plc	504,401	2,787
Kcom Group plc	2,267,036	2,781
Spirit Pub Co. plc	2,813,866	2,751
* Amerisur Resources plc	3,622,117	2,746
* Colt Group SA	1,506,387	2,688
Keller Group plc	270,147	2,650
* Enterprise Inns plc	2,109,785	2,481
Workspace Group plc	502,768	2,480
Sportingbet plc	2,860,139	2,478

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Euromoney Institutional Investor plc	190,738	2,466
	Cineworld Group plc	629,595	2,465
^,*	Raven Russia Ltd.	2,336,534	2,451
*	Petra Diamonds Ltd.	1,514,255	2,438
*	Heritage Oil plc	779,268	2,438
	Northgate plc	592,876	2,423
	Dialight plc	133,577	2,400
	Cape plc	538,354	2,341
	Moneysupermarket.com Group plc	1,080,332	2,340
	ST Modwen Properties plc	712,213	2,321
	Computacenter plc	386,531	2,289
	Kentz Corp. Ltd.	339,844	2,261
	Shanks Group plc	1,708,531	2,260
	Stobart Group Ltd.	1,298,994	2,252
^,*	Carpetright plc	199,115	2,218
^,*	Songbird Estates plc	1,173,579	2,210
*	Vectura Group plc	1,492,040	2,096
	Majestic Wine plc	271,555	2,075
	Darty plc	2,350,803	2,044
	Sthree plc	404,628	1,967
	Hill & Smith Holdings plc	326,049	1,961
^,*	Avanti Communications Group plc	428,527	1,846
	Mears Group plc	382,061	1,814
^,*	Sirius Minerals plc	5,154,877	1,808
*	Xchanging plc	1,009,600	1,805
*	Quintain Estates & Development plc	2,052,742	1,775
*	Faroe Petroleum plc	721,099	1,774
	Primary Health Properties plc	316,255	1,758
^,*	Xcite Energy Ltd.	1,022,692	1,707
	McBride plc	764,503	1,691
^,*	Blinkx plc	1,444,181	1,675
	Morgan Sindall Group plc	154,526	1,650
	New World Resources plc	397,403	1,646
	Anglo Pacific Group plc	406,053	1,641
*	Premier Foods plc	943,961	1,629
	John Menzies plc	164,165	1,606
^,*	Ocado Group plc	1,493,238	1,562
^	Mothercare plc	345,466	1,550
*	BowLeven plc	1,276,398	1,515
^,*	Monitise plc	2,529,250	1,511
	Chesnara plc	494,217	1,498
*	Innovation Group plc	4,212,102	1,498
*	Wolfson Microelectronics plc	432,013	1,453
*	SuperGroup plc	133,970	1,447
*	Pendragon plc	6,354,736	1,436
	Development Securities plc	527,833	1,363
^,*	Pan African Resources plc	4,967,322	1,345
	TT electronics plc	659,433	1,333
*	Kofax plc	288,283	1,314
	Highland Gold Mining Ltd.	777,454	1,312
*	IQE plc	2,520,404	1,304
	Speedy Hire plc	2,422,012	1,262
	Helical Bar plc	404,922	1,261
*	Falkland Oil & Gas Ltd.	1,255,604	1,260
*	London Mining plc	506,311	1,249
	Hargreaves Services plc	104,619	1,226
	Lookers plc	992,795	1,217
*	Gem Diamonds Ltd.	443,307	1,209
^,*	Thomas Cook Group plc	3,580,836	1,186
*	Valiant Petroleum plc	170,623	1,172
	Metric Property Investments plc	780,416	1,156
	Clarkson plc	52,977	1,139
^,*	Lonrho plc	6,849,134	1,133
	Chime Communications plc	298,932	1,042

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

					Market
					Value
				Shares	($000)
	Advanced Medical Solutions Group plc			852,289	1,012
	Rank Group plc			418,962	991
^	XP Power Ltd.			60,571	958
*	Andor Technology PLC			137,580	940
	888 Holdings plc			546,687	926
*	RusPetro plc			542,826	900
	Severfield-Rowen plc			387,134	881
	Avocet Mining plc			713,070	877
^,*	Patagonia Gold plc			2,141,887	761
^,*	Borders & Southern Petroleum plc			1,799,514	698
*	Nanoco Group plc			597,855	637
	Costain Group plc			164,626	626
*	Gulfsands Petroleum plc			400,194	584
*	Circle Oil plc			1,926,242	567
	Mecom Group plc			444,629	559
*	Hardy Oil & Gas plc			256,608	537
*	JKX Oil & Gas plc			401,296	508
	Immunodiagnostic Systems Holdings plc			105,588	486
*	San Leon Energy plc			3,638,696	482
	Volex plc			175,047	460
^	Cupid plc			133,375	425
*	Aurelian Oil & Gas plc			2,002,671	307
*	Bahamas Petroleum Co. plc			4,639,775	298
^,*	Chariot Oil & Gas Ltd.			584,347	267
					11,794,650
Total Common Stocks (Cost $74,607,609)					74,947,293
		Coupon
Temporary Cash Investments (2.5%) 1
Money Market Fund (2.4%)
4,5	Vanguard Market Liquidity Fund	0.167%		1,814,282,278	1,814,282

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6,7,8	Fannie Mae Discount Notes	0.120%	12/26/12	10,000	9,998
7,9	Federal Home Loan Bank Discount Notes	0.125%	11/2/12	15,000	15,000
	United States Treasury Note/Bond	0.625%	12/31/12	10,000	10,008
					35,006
Total Temporary Cash Investments (Cost $1,849,288)					1,849,288
Total Investments (102.0%) (Cost $76,456,897)					76,796,581
Other Assets and Liabilities—Net (-2.0%)					(1,495,422)
Net Assets (100%)					75,301,159

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,531,632,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $3,970,000.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,629,236,000 of collateral received for securities on loan.

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2012

6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $18,999,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $1,361,000 have been segregated as collateral for open forward currency contracts.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard Total International Stock Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total International Stock Index Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) as of October 31, 2012 and for the period then ended and have issued our unqualified report thereon dated December 11, 2012. Our audit included an audit of the Fund’s schedule of investments as of October 31, 2012. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 11, 2012

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 1130 122012

Annual Report | October 31, 2012
Vanguard Developed Markets Index Fund

> Vanguard Developed Markets Index Fund returned 6.33% for Investor Shares in the fiscal year ended October 31, 2012, outpacing the 5.88% average return of competing international funds.

> Because of temporary price differences arising from fair-value pricing policies, the fund’s return diverged from that of its benchmark index.

> International stocks trailed the U.S. stock market for the 12 months.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
Your Fund’s After-Tax Returns.	31
About Your Fund’s Expenses.	32
Glossary.	34

Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2012
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	6.33%
Admiral™ Shares	6.33
Institutional Shares	6.38
Institutional Plus Shares	6.39
MSCI EAFE Index	4.61
International Funds Average	5.88
International Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
October 31, 2011, Through October 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$9.25	$9.49	$0.308	$0.000
Admiral Shares	26.63	27.31	0.897	0.000
Institutional Shares	9.19	9.42	0.317	0.000
Institutional Plus Shares	95.75	98.13	3.326	0.000

1

Chairman’s Letter

Dear Shareholder,

After suffering losses over the previous fiscal year, international stock markets made a modest recovery during the 12 months ended October 31, 2012. Despite Europe’s ongoing sovereign-debt struggles, the region’s developed markets outpaced their counterparts in the Pacific region.

Vanguard Developed Markets Index Fund returned 6.33% for Investor and Admiral Shares in the fiscal year; returns were slightly higher for the lower-cost Institutional share classes. The fund outperformed the 5.88% average return of its international peers. Because of temporary pricing differences arising from fair-value pricing policies, the fund’s return diverged from that of its benchmark, which is not adjusted for fair value. (For more information on fair-value pricing, please see the text box on page 6.)

If you own the fund in a taxable account, you may wish to review the section on after-tax returns that appears later in this report.

U.S. stocks led the advance for global equity markets
U.S. stocks returned about 14% for the 12 months ended October 31, putting domestic equities ahead of their international counterparts. Stocks in Europe and Asia posted more moderate results.

2

The advances came amid moves by U.S. and European central bankers to manage risks to the U.S. economy and the finances of European governments and banks. The president of the European Central Bank declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles are by no means resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

Bonds continued their march, but leaner times may lie ahead
The broad U.S. taxable bond market returned about 5% for the 12 months. Municipal bonds delivered a robust performance, returning 9%.

As bond prices rose, the yield of the 10-year U.S. Treasury note fell to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

Bondholders have enjoyed years of healthy returns. But as Tim Buckley, our incoming chief investment officer,

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	14.97%	13.48%	0.53%
Russell 2000 Index (Small-caps)	12.08	14.82	1.19
Dow Jones U.S. Total Stock Market Index	14.45	13.62	0.75
MSCI All Country World Index ex USA (International)	3.98	3.74	-5.08

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.25%	6.08%	6.38%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.03	6.84	6.02
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.08	0.56

CPI
Consumer Price Index	2.16%	2.28%	2.06%

3

has noted, investors shouldn’t be surprised if future results are much more modest. As yields remain low, the opportunity for similarly strong returns diminishes.

The Federal Reserve announced on September 13 that it would continue to hold its target for short-term interest rates between 0% and 0.25% at least through mid-2015. The exceptionally low rates, in place since late 2008, kept a tight lid on returns from money market funds and savings accounts.

Europe delivered strong results despite the ongoing debt struggles
Vanguard Developed Markets Index Fund provides exposure to stocks of companies in the developed economies of Europe and the Pacific region. Together, these markets account for about 75% of the equity marketplace outside the United States. European stocks are dominant in the fund and its index, representing about two-thirds of the assets.

European stocks were the index’s top performers for the period, adding almost 5 percentage points to the overall return. This was in stark contrast to the prior fiscal year, when heightened concern about the sovereign-debt crisis caused stocks to lose ground in most of Europe’s markets.

Returns from the United Kingdom, Switzerland, and Germany contributed most to the index’s 12-month return. In the United Kingdom—which accounts for just over 20% of the index and the fund—the financial and consumer staples sectors

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.20%	0.12%	0.08%	0.06%	1.37%

The fund expense ratios shown are from the prospectus dated February 27, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: International Funds.

4

were leaders. Health care stocks were the star performers in both Switzerland and Germany. A handful of other European countries, including France, Sweden, and the Netherlands, also contributed to overall return.

By contrast, in European countries where governments and banks still confront debt problems, stocks continued to struggle throughout the period. Markets in Spain, Italy, Portugal, and Greece all recorded losses for the 12 months.

The Pacific region’s developed markets as a group lagged Europe, mostly because of poor results from Japan.

Japanese stocks, which make up almost 20% of the fund’s portfolio, were among the index’s weakest performers, returning –3% for the period. Tech stocks weighed most heavily on performance. These companies were hurt not only by Japan’s continued economic slowdown but by a territorial dispute that led to massive Chinese boycotts of Japanese products.

The remaining markets in the Pacific region—Australia, Hong Kong, Singapore, and New Zealand—rose during the fiscal year.

Total Returns
Ten Years Ended October 31, 2012
Average
Annual Return
Developed Markets Index Fund Investor Shares	7.81%
MSCI EAFE Index	7.73
International Funds Average	7.34
International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Investment insight
A note on fair-value pricing The return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Stocks abroad produced solid gains over a decade of market volatility
For the ten years ended October 31, 2012, your fund produced an average annual return of 7.81% for Investor Shares, closely tracking the target index. The fund exceeded the average result of its peers, which returned 7.34%.

That the fund successfully tracked its index over this ten-year period, during which markets everywhere were roiled by the global financial crisis and many other unsettling events, is a tribute to the skill of its advisor, Vanguard’s Equity Investment Group, whose proficiency in portfolio construction and management techniques reflects more than 30 years of indexing experience.

Your fund will seek to track a new benchmark index
In early October, we announced that Vanguard Developed Markets Index Fund would change its benchmark from the MSCI EAFE Index to the FTSE Developed ex North America Index. This transition, which we plan to complete by mid-2013, is expected to produce significant long-term savings for Vanguard clients.

Vanguard has used indexes from FTSE, a global leader in the field, since 2003, and the FTSE Developed ex North America Index incorporates what we consider to be best practices in index construction. The FTSE benchmarks are comparable to other best-in-class indexes, with most differences in construction being minor.

6

The most significant difference between the FTSE benchmark and the fund’s current benchmark involves their approach to South Korea. MSCI considers this nation to be an emerging market and does not include it in the MSCI EAFE Index. As a result, South Korean stocks have not been held in the Developed Markets Index Fund. FTSE, however, deems South Korea a developed market, so you can expect it to become a presence in the fund. At the end of October, South Korean stocks had a weighting of 5.53% in the FTSE Developed ex North America Index.

Broad diversification’s benefits hold true across the globe
As I noted earlier, and as you’ve doubtless seen in the headlines, Europe faces profound financial challenges. We’ve received questions during the year from clients concerned about both the outlook for the region and the wisdom of investing in Europe at all. Why not focus investments in countries with the fastest-growing economies?

That strategy has intuitive appeal, but our research suggests that a better approach is to hold a broadly diversified portfolio of international stocks, including European equities, which account for about a quarter of global market capitalization. We’ve found that concentrated international investments can lead to higher volatility in a portfolio, often without producing higher returns.

Another insight from Vanguard experts: Surprising as it may seem, there’s been little connection historically between the rate of a country’s economic growth and its stock returns. For example, the returns for U.S. stocks and British stocks were nearly identical from 1900 to 2009, even as U.S. economic growth eclipsed that of Great Britain. (See Investing in Emerging Markets: Evaluating the Allure of Rapid Economic Growth, available at vanguard .com/research.)

Of course, no one can say for sure what the future returns for a particular country’s stocks will be. That’s one of the reasons why we consistently embrace broad diversification, which is a time-tested way to help manage the risks of investing both at home and abroad.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 16, 2012

7

Developed Markets Index Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDMIX	VDMAX	VIDMX	VDMPX
Expense Ratio[1]	0.20%	0.12%	0.08%	0.06%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	932	921	1,832
Median Market Cap	$34.7B	$34.7B	$28.0B
Price/Earnings Ratio	15.1x	15.1x	14.4x
Price/Book Ratio	1.3x	1.3x	1.4x
Return on Equity	16.3%	16.3%	16.9%
Earnings Growth Rate	1.3%	1.3%	4.9%
Dividend Yield	3.6%	3.6%	3.4%
Turnover Rate	8%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer Discretionary	10.2%	10.2%	9.1%
Consumer Staples	11.9	11.9	10.4
Energy	8.2	8.2	10.9
Financials	24.1	24.1	25.1
Health Care	10.1	10.1	7.4
Industrials	12.4	12.4	10.5
Information Technology	4.3	4.3	6.2
Materials	9.7	9.7	11.1
Telecommunication
Services	5.1	5.1	5.6
Utilities	4.0	4.0	3.7

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.99	0.96
Beta	1.02	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	2.1%
Nestle SA	Packaged Foods &
	Meats	2.0
BHP Billiton Ltd.	Diversified Metals &
	Mining	1.7
HSBC Holdings plc	Diversified Banks	1.7
Novartis AG	Pharmaceuticals	1.3
BP plc	Integrated Oil & Gas	1.3
Roche Holding AG	Pharmaceuticals	1.3
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.3
GlaxoSmithKline plc	Pharmaceuticals	1.1
Unilever plc	Packaged Foods &
	Meats	1.0
Top Ten		14.8%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 27, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares.

8

Developed Markets Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	23.0%	23.2%	15.8%
France	9.4	9.4	6.4
Switzerland	8.7	8.8	6.0
Germany	8.7	8.6	5.9
Sweden	3.1	3.1	2.1
Spain	2.9	2.9	2.0
Netherlands	2.5	2.5	1.7
Italy	2.3	2.3	1.5
Denmark	1.2	1.2	0.8
Belgium	1.1	1.1	0.8
Norway	1.0	1.0	0.7
Other	1.7	1.5	1.0
Subtotal	65.6%	65.6%	44.7%
Pacific
Japan	19.6%	19.6%	13.3%
Australia	9.1	9.1	6.2
Hong Kong	3.1	3.1	2.1
Singapore	1.9	1.9	1.3
Other	0.1	0.1	0.1
Subtotal	33.8%	33.8%	23.0%
Emerging Markets	0.0%	0.0%	23.7%
North America	0.0%	0.0%	8.2%
Middle East	0.6%	0.6%	0.4%

9

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002, Through October 31, 2012
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2012
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Developed Markets Index Fund
	Investor Shares	6.33%	-5.75%	7.81%	$21,220
••••••••	MSCI EAFE Index	4.61	-5.81	7.73	21,049
– – – –	International Funds Average	5.88	-5.82	7.34	20,302
	MSCI All Country World Index ex
	USA	4.48	-4.63	9.79	25,440
International Funds Average: Derived from data provided by Lipper Inc.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Developed Markets Index Fund Admiral
Shares	6.33%	12.07%	$11,327
MSCI EAFE Index	4.61	11.19	11,230
MSCI All Country World Index ex USA	4.48	11.37	11,250
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

10

Developed Markets Index Fund

			Average Annual Total Returns
			Periods Ended October 31, 2012
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Developed Markets Index Fund Institutional
Shares	6.38%	-5.68%	7.85%	$10,649,204
MSCI EAFE Index	4.61	-5.81	7.73	10,524,282
MSCI All Country World Index ex USA	4.48	-4.63	9.79	12,719,951

The inception date of the Institutional Shares is January 22, 2010; the returns and other data shown in the table above reflect a blend of the historical performance of the fund’s Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on.

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/2/2010)	Investment
Developed Markets Index Fund Institutional
Plus Shares	6.39%	0.70%	$101,341,551
MSCI EAFE Index	4.61	0.75	101,443,736
MSCI All Country World Index ex USA	4.48	-0.12	99,773,099
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2002, Through October 31, 2012

11

Developed Markets Index Fund

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/8/2000	14.91%	-5.16%	8.26%
Admiral Shares	9/27/2011	15.06	—	11.95[1]
Institutional Shares	5/8/2000	15.14	-5.07	8.31
Institutional Plus Shares	12/2/2010	15.12	—	0.13[1]
1 Return since inception.

The inception date of the Institutional Shares is January 22, 2010; the returns and other data shown in the table above reflect a blend of the historical performance of the fund's Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on. The inception date shown in the table is that of the fund’s Investor Shares.

12

Developed Markets Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	3,658,620	129,536	1.1%
Commonwealth Bank of Australia	1,806,515	108,185	0.9%
Westpac Banking Corp.	3,466,438	91,646	0.8%
Australia & New Zealand Banking Group Ltd.	3,040,451	80,211	0.7%
National Australia Bank Ltd.	2,540,831	67,903	0.6%
Australia—Other †		587,524	4.9%
		1,065,005	9.0%

Austria †		32,765	0.3%

Belgium
Anheuser-Busch InBev NV	911,172	76,203	0.6%
Belgium—Other †		57,089	0.5%
		133,292	1.1%
Denmark
Novo Nordisk A/S Class B	462,091	74,080	0.6%
Denmark—Other †		63,027	0.6%
		137,107	1.2%

Finland †		89,129	0.8%

France
Total SA	2,413,816	121,585	1.0%
Sanofi	1,348,913	118,473	1.0%
BNP Paribas SA	1,096,271	55,302	0.5%
LVMH Moet Hennessy Louis Vuitton SA	288,262	46,866	0.4%
France—Other †		758,715	6.4%
		1,100,941	9.3%
Germany
Siemens AG	933,557	94,065	0.8%
BASF SE	1,042,136	86,446	0.7%

13

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Bayer AG	938,281	81,812	0.7%
SAP AG	1,045,064	76,210	0.7%
Allianz SE	516,596	64,175	0.5%
Deutsche Bank AG	1,054,725	48,044	0.4%
E.ON AG	2,043,476	46,520	0.4%
Germany—Other †		518,605	4.4%
		1,015,877	8.6%

Greece †		6,535	0.1%

Hong Kong
Hang Seng Bank Ltd.	868,075	13,305	0.1%
Hong Kong—Other †		356,062	3.0%
		369,367	3.1%

Ireland †		32,889	0.3%

Israel †		70,712	0.6%

Italy
Eni SPA	2,886,412	66,420	0.5%
Italy—Other †		199,738	1.7%
		266,158	2.2%
Japan
Toyota Motor Corp.	3,129,734	120,674	1.0%
Mitsubishi UFJ Financial Group Inc.	14,454,527	65,392	0.6%
Honda Motor Co. Ltd.	1,849,813	55,611	0.5%
Sumitomo Mitsui Financial Group Inc.	1,524,351	46,580	0.4%
Chugai Pharmaceutical Co. Ltd.	253,498	5,136	0.0%
Daihatsu Motor Co. Ltd.	217,253	3,802	0.0%
Hino Motors Ltd.	294,008	2,273	0.0%
Japan—Other †		2,000,152	16.9%
		2,299,620	19.4%

Netherlands
Unilever NV	1,848,299	67,934	0.6%
Netherlands—Other †		229,142	1.9%
		297,076	2.5%

New Zealand †		15,043	0.1%

Norway †		113,041	1.0%

Portugal †		20,274	0.2%

Singapore †		218,943	1.9%

Spain
* Banco Santander SA	11,172,258	84,119	0.7%
Telefonica SA	4,509,529	59,521	0.5%
Banco Bilbao Vizcaya Argentaria SA	6,106,802	51,029	0.4%
Spain—Other †		150,262	1.3%
		344,931	2.9%

14

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Sweden †			368,460	3.1%

Switzerland
Nestle SA		3,744,320	237,720	2.0%
Novartis AG		2,609,971	157,383	1.3%
Roche Holding AG		797,155	153,552	1.3%
UBS AG		4,106,787	61,617	0.5%
Switzerland—Other †			420,115	3.6%
			1,030,387	8.7%
United Kingdom
HSBC Holdings plc		20,606,972	203,172	1.7%
BP plc		21,588,477	154,178	1.3%
Vodafone Group plc		53,435,453	145,112	1.2%
GlaxoSmithKline plc		5,691,547	127,534	1.1%
British American Tobacco plc		2,219,116	110,068	0.9%
Royal Dutch Shell plc Class B		3,000,147	106,123	0.9%
Royal Dutch Shell plc Class A		2,908,718	99,807	0.8%
Diageo plc		2,842,617	81,267	0.7%
BHP Billiton plc		2,396,421	76,809	0.6%
Rio Tinto plc		1,520,878	75,978	0.6%
BG Group plc		3,854,170	71,560	0.6%
AstraZeneca plc		1,433,498	66,479	0.6%
Standard Chartered plc		2,713,924	64,257	0.5%
Unilever plc		1,456,242	54,323	0.5%
Barclays plc		13,186,618	48,761	0.4%
Anglo American plc London Shares		1,577,339	48,605	0.4%
TESCO plc		9,123,464	47,209	0.4%
SABMiller plc		1,084,299	46,536	0.4%
National Grid plc		4,050,518	46,195	0.4%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,284,961	44,050	0.4%
Vodafone Group plc ADR		255,762	6,962	0.1%
United Kingdom—Other †			999,917	8.5%
			2,724,902	23.0%
Total Common Stocks (Cost $10,899,510)			11,752,454	99.4%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.167%	113,623,978	113,624	1.0%
[4,5]U.S. Government and Agency Obligations †			4,700	0.0%
Total Temporary Cash Investments (Cost $118,324)			118,324	1.0%[1]
[6]Total Investments (Cost $11,017,834)			11,870,778	100.4%
Other Assets and Liabilities
Other Assets			71,012	0.6%
Liabilities[3]			(113,756)	(1.0%)
			(42,744)	(0.4%)
Net Assets			11,828,034	100.0%

15

Developed Markets Index Fund

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	12,423,409
Undistributed Net Investment Income	349,595
Accumulated Net Realized Losses	(1,797,582)
Unrealized Appreciation (Depreciation)
Investment Securities	852,944
Futures Contracts	149
Forward Currency Contracts	178
Foreign Currencies	(659)
Net Assets	11,828,034

Investor Shares—Net Assets
Applicable to 162,698,680 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,543,428
Net Asset Value Per Share—Investor Shares	$9.49

Admiral Shares—Net Assets
Applicable to 54,711,985 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,494,428
Net Asset Value Per Share—Admiral Shares	$27.31

Institutional Shares—Net Assets
Applicable to 588,062,713 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,538,670
Net Asset Value Per Share—Institutional Shares	$9.42

Institutional Plus Shares—Net Assets
Applicable to 33,133,190 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,251,508
Net Asset Value Per Share—Institutional Plus Shares	$98.13

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $83,969,000 of collateral received for securities on loan.
4 Securities with a value of $3,300,000 have been segregated as initial margin for open futures contracts.
5 Securities with a value of $200,000 have been segregated as collateral for open forward currency contracts.
6 The total value of securities on loan is $79,063,000.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Dividends[1]	412,204
Interest[2]	49
Security Lending	9,530
Total Income	421,783
Expenses
The Vanguard Group—Note B
Investment Advisory Services	739
Management and Administrative—Investor Shares	2,615
Management and Administrative—Admiral Shares	686
Management and Administrative—Institutional Shares	973
Management and Administrative—Institutional Plus Shares	405
Marketing and Distribution—Investor Shares	627
Marketing and Distribution—Admiral Shares	143
Marketing and Distribution—Institutional Shares	1,435
Marketing and Distribution—Institutional Plus Shares	756
Custodian Fees	1,710
Auditing Fees	46
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	1
Trustees’ Fees and Expenses	10
Total Expenses	10,165
Net Investment Income	411,618
Realized Net Gain (Loss)
Investment Securities Sold	126,642
Futures Contracts	3,129
Foreign Currencies and Forward Currency Contracts	(2,030)
Realized Net Gain (Loss)	127,741
Change in Unrealized Appreciation (Depreciation)
Investment Securities	146,626
Futures Contracts	(3,455)
Foreign Currencies and Forward Currency Contracts	(1,546)
Change in Unrealized Appreciation (Depreciation)	141,625
Net Increase (Decrease) in Net Assets Resulting from Operations	680,984

1 Dividends are net of foreign withholding taxes of $17,426,000.
2 Interest income from an affiliated company of the fund was $42,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	411,618	371,625
Realized Net Gain (Loss)	127,741	129,096
Change in Unrealized Appreciation (Depreciation)	141,625	(1,114,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	680,984	(613,695)
Distributions
Net Investment Income
Investor Shares	(73,158)	(89,221)
Admiral Shares	(29,505)	—
Institutional Shares	(173,504)	(183,719)
Institutional Plus Shares	(93,878)	(22,195)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(370,045)	(295,135)
Capital Share Transactions
Investor Shares	(1,439,130)	47,262
Admiral Shares	1,337,972	70,054
Institutional Shares	516,459	(1,694,207)
Institutional Plus Shares	410,044	3,057,910
Net Increase (Decrease) from Capital Share Transactions	825,345	1,481,019
Total Increase (Decrease)	1,136,284	572,189
Net Assets
Beginning of Period	10,691,750	10,119,561
End of Period[1]	11,828,034	10,691,750
1 Net Assets—End of Period includes undistributed net investment income of $349,595,000 and $304,962,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.25	$10.06	$9.26	$7.79	$14.91
Investment Operations
Net Investment Income	.320	.317	.265[1]	.452[2]	.369[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.228	(.846)	.644	1.416	(7.097)
Total from Investment Operations	.548	(.529)	.909	1.868	(6.728)
Distributions
Dividends from Net Investment Income	(.308)	(.281)	(.109)	(.398)	(.387)
Distributions from Realized Capital Gains	—	—	—	—	(.005)
Total Distributions	(.308)	(.281)	(.109)	(.398)	(.392)
Net Asset Value, End of Period	$9.49	$9.25	$10.06	$9.26	$7.79

Total Return[3]	6.33%	-5.46%	9.87%	25.23%	-46.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,543	$2,976	$3,198	$2,936	$2,299
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.22%	0.10%	—
Acquired Fund Fees and Expenses	—	—	—	0.15%	0.22%
Ratio of Net Investment Income to
Average Net Assets	3.60%	3.30%	3.09%	5.93%[2]	3.04%
Portfolio Turnover Rate	8%[4]	5%[4]	13%	14%[5]	13%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.400 and 5.19%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. Effective in June 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
5 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investment in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Financial Highlights

Admiral Shares
	Year	Sept. 27,
	Ended	2011[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$26.63	$25.00
Investment Operations
Net Investment Income	.925	.068
Net Realized and Unrealized Gain (Loss) on Investments	.652	1.562
Total from Investment Operations	1.577	1.630
Distributions
Dividends from Net Investment Income	(.897)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.897)	—
Net Asset Value, End of Period	$27.31	$26.63

Total Return[2]	6.33%	6.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,494	$73
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	3.70%	3.38%[3]
Portfolio Turnover Rate[4]	8%	5%

1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Institutional Shares
			Jan. 22,
	Year Ended		2010[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$9.19	$9.99	$9.28
Investment Operations
Net Investment Income	.331	.327	.242[2]
Net Realized and Unrealized Gain (Loss) on Investments	.216	(.836)	.468
Total from Investment Operations	.547	(.509)	.710
Distributions
Dividends from Net Investment Income	(.317)	(.291)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.317)	(.291)	—
Net Asset Value, End of Period	$9.42	$9.19	$9.99

Total Return[3]	6.38%	-5.30%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,539	$4,856	$6,922
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	3.73%	3.42%	3.24%[4]
Portfolio Turnover Rate	8%[5]	5%[5]	13%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
	Year	Dec. 2,
	Ended	2010[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$95.75	$103.47
Investment Operations
Net Investment Income	3.450	3.102
Net Realized and Unrealized Gain (Loss) on Investments	2.256	(7.795)
Total from Investment Operations	5.706	(4.693)
Distributions
Dividends from Net Investment Income	(3.326)	(3.027)
Distributions from Realized Capital Gains	—	—
Total Distributions	(3.326)	(3.027)
Net Asset Value, End of Period	$98.13	$95.75

Total Return[2]	6.39%	-4.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,252	$2,787
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	3.74%	3.44%[3]
Portfolio Turnover Rate[4]	8%	5%

1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

23

Developed Markets Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2012, the fund’s average investment in futures and forward currency contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values and average notional amounts, respectively.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares prior to May 23, 2012, were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

24

Developed Markets Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $1,616,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.65% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,639	11,737,815	—
Temporary Cash Investments	113,624	4,700	—
Futures Contracts—Assets[1]	574	—	—
Forward Currency Contracts—Assets	—	253	—
Forward Currency Contracts—Liabilities	—	(75)	—
Total	128,837	11,742,693	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	574	253	827
Liabilities	—	(75)	(75)

25

Developed Markets Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2012, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,129	—	3,129
Forward Currency Contracts	—	(537)	(537)
Realized Net Gain (Loss) on Derivatives	3,129	(537)	2,592

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,455)	—	(3,455)
Forward Currency Contracts	—	(1,183)	(1,183)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,455)	(1,183)	(4,638)

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	December 2012	223	20,708	(202)
Dow Jones EURO STOXX 50 Index	December 2012	634	20,571	7
Topix Index	December 2012	169	15,667	245
S&P ASX 200 Index	December 2012	76	8,874	99

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

26

Developed Markets Index Fund

At October 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/21/12	AUD	6,711	USD	6,931	96
UBS AG	12/21/12	EUR	3,884	USD	5,035	(41)
UBS AG	12/21/12	GBP	2,696	USD	4,343	(29)
UBS AG	12/21/12	GBP	1,616	USD	2,604	17
UBS AG	12/21/12	EUR	1,939	USD	2,514	16
UBS AG	12/21/12	AUD	1,612	USD	1,664	(5)
UBS AG	12/18/12	USD	10,201	JPY	814,963	124
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2012, the fund realized net foreign currency losses of $1,493,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $4,553,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2012, had unrealized appreciation of $36,233,000.

During the year ended October 31, 2012, the fund realized $74,612,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

27

Developed Markets Index Fund

For tax purposes, at October 31, 2012, the fund had $392,487,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $48,427,000 to offset taxable capital gains realized during the year ended October 31, 2012. At October 31, 2012, the fund had available capital losses totaling $1,796,886,000 to offset future net capital gains of $1,177,227,000 through October 31, 2016, $585,420,000 through October 31, 2017, and $34,239,000 through October 31, 2018.

At October 31, 2012, the cost of investment securities for tax purposes was $11,054,738,000. Net unrealized appreciation of investment securities for tax purposes was $816,040,000, consisting of unrealized gains of $1,944,814,000 on securities that had risen in value since their purchase and $1,128,774,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2012, the fund purchased $2,079,089,000 of investment securities and sold $1,277,206,000 of investment securities, other than temporary cash investments. Purchases and sales include $58,835,000 and $416,234,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	494,252	54,663	794,417	79,062
Issued in Lieu of Cash Distributions	65,924	7,792	81,158	8,140
Redeemed[1]	(1,999,306)	(221,289)	(828,313)	(83,626)
Net Increase (Decrease)—Investor Shares	(1,439,130)	(158,834)	47,262	3,576
Admiral Shares[2]
Issued	1,522,284	59,036	70,376	2,743
Issued in Lieu of Cash Distributions	25,632	1,054	—	—
Redeemed[1]	(209,944)	(8,108)	(322)	(13)
Net Increase (Decrease)—Admiral Shares	1,337,972	51,982	70,054	2,730
Institutional Shares
Issued	1,676,989	187,845	2,019,817	203,683
Issued in Lieu of Cash Distributions	161,413	19,239	149,659	15,132
Redeemed[1]	(1,321,943)	(147,542)	(3,863,683)	(383,377)
Net Increase (Decrease)—Institutional Shares	516,459	59,542	(1,694,207)	(164,562)
Institutional Plus Shares[2]
Issued	1,287,129	13,630	3,413,561	32,488
Issued in Lieu of Cash Distributions	84,262	964	17,522	170
Redeemed[1]	(961,347)	(10,570)	(373,173)	(3,549)
Net Increase (Decrease)—Institutional Plus Shares	410,044	4,024	3,057,910	29,109

1 Net of redemption fees for fiscal 2012 and 2011 of $269,000 and $103,000, respectively (fund totals). Effective May 23, 2012, the redemption fee was eliminated.

2 Inception was December 2, 2010, for Institutional Plus Shares and September 27, 2011, for Admiral Shares.

28

Developed Markets Index Fund

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI EAFE Index to the FTSE Developed ex North America Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard Developed Markets Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Developed Markets Index Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

Special 2012 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $286,082,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $375,134,000 and foreign taxes paid of $17,330,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2013 to determine the calendar-year amounts to be included on their 2012 tax returns.

30

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2012. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Developed Markets Index Fund Investor Shares
Periods Ended October 31, 2012
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	6.33%	-5.75%	7.81%
Returns After Taxes on Distributions	5.72	-6.29	7.24
Returns After Taxes on Distributions and Sale of Fund Shares	4.69	-4.92	6.71

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended October 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	4/30/2012	10/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,024.84	$1.02
Admiral Shares	1,000.00	1,025.15	0.41
Institutional Shares	1,000.00	1,026.14	0.31
Institutional Plus Shares	1,000.00	1,025.50	0.31
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.80	0.41
Institutional Shares	1,000.00	1,024.90	0.31
Institutional Plus Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.06% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

33

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

34

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2270 122012

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Australia (9.0%)
BHP Billiton Ltd.	3,658,620	129,536
Commonwealth Bank of Australia	1,806,515	108,185
Westpac Banking Corp.	3,466,438	91,646
Australia & New Zealand Banking Group Ltd.	3,040,451	80,211
National Australia Bank Ltd.	2,540,831	67,903
Woolworths Ltd.	1,396,610	42,599
Wesfarmers Ltd.	1,142,293	41,179
Rio Tinto Ltd.	494,778	29,170
CSL Ltd.	579,552	28,584
Westfield Group	2,445,356	27,031
Woodside Petroleum Ltd.	747,130	26,640
Newcrest Mining Ltd.	867,133	23,916
Telstra Corp. Ltd.	4,937,426	21,219
QBE Insurance Group Ltd.	1,339,859	18,305
AMP Ltd.	3,284,413	15,627
Origin Energy Ltd.	1,236,347	14,553
Suncorp Group Ltd.	1,459,999	14,221
Brambles Ltd.	1,764,725	13,288
Santos Ltd.	1,084,094	12,926
Macquarie Group Ltd.	376,199	12,427
Insurance Australia Group Ltd.	2,361,682	11,230
Amcor Ltd.	1,370,788	11,230
Orica Ltd.	414,639	10,801
Westfield Retail Trust	3,297,215	10,588
Transurban Group	1,492,004	9,417
AGL Energy Ltd.	616,177	9,293
Stockland	2,558,642	9,181
Coca-Cola Amatil Ltd.	649,234	9,058
Goodman Group	1,758,102	8,071
QR National Ltd.	1,931,342	7,492
^ Fortescue Metals Group Ltd.	1,584,395	6,676
ASX Ltd.	198,032	6,097
Incitec Pivot Ltd.	1,841,647	6,032
Mirvac Group	3,865,082	6,030
GPT Group	1,627,336	6,010
WorleyParsons Ltd.	232,741	5,952
Sonic Healthcare Ltd.	422,488	5,697
Lend Lease Group	615,266	5,524
Dexus Property Group	5,202,709	5,310
Asciano Ltd.	1,104,165	5,226
Iluka Resources Ltd.	474,192	4,864
Cochlear Ltd.	64,499	4,763
James Hardie Industries plc	493,956	4,725
Crown Ltd.	454,236	4,578
CFS Retail Property Trust Group	2,252,970	4,565
Computershare Ltd.	504,122	4,540
Tatts Group Ltd.	1,541,938	4,478
APA Group	732,506	3,921
Bendigo and Adelaide Bank Ltd.	450,857	3,776
Metcash Ltd.	982,302	3,731
ALS Ltd.	383,750	3,684
Ramsay Health Care Ltd.	149,251	3,681
Toll Holdings Ltd.	775,182	3,571
Centro Retail Australia	1,451,350	3,236
Boral Ltd.	863,340	3,216
Leighton Holdings Ltd.	172,797	3,206
Echo Entertainment Group Ltd.	845,384	3,072
OZ Minerals Ltd.	351,338	2,981
Alumina Ltd.	2,751,089	2,746
Caltex Australia Ltd.	154,176	2,724
Tabcorp Holdings Ltd.	835,271	2,460

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	SP AusNet	1,879,306	2,068
	Sims Metal Management Ltd.	183,844	1,796
*	Qantas Airways Ltd.	1,275,387	1,758
	Whitehaven Coal Ltd.	514,473	1,625
^,*	Lynas Corp. Ltd.	1,934,958	1,460
	Sydney Airport	414,032	1,456
^	Harvey Norman Holdings Ltd.	612,329	1,210
^	Fairfax Media Ltd.	2,522,064	1,033
			1,065,005
Austria (0.3%)
*	Erste Group Bank AG	247,112	6,229
	OMV AG	166,525	6,094
	Andritz AG	82,465	4,969
	IMMOFINANZ AG	1,056,712	4,085
	Voestalpine AG	124,870	3,932
	Raiffeisen Bank International AG	55,165	2,210
	Vienna Insurance Group AG Wiener Versicherung Gruppe	43,342	1,862
	Verbund AG	78,169	1,823
	Telekom Austria AG	247,738	1,561
			32,765
Belgium (1.1%)
	Anheuser-Busch InBev NV	911,172	76,203
	Solvay SA Class A	67,140	8,084
	UCB SA	125,256	7,316
	Groupe Bruxelles Lambert SA	91,894	6,794
	Ageas	264,081	6,733
	Umicore SA	128,905	6,624
	Belgacom SA	172,200	5,034
	Delhaize Group SA	115,563	4,424
	KBC Groep NV	182,312	4,289
	Colruyt SA	86,177	3,940
	Telenet Group Holding NV	64,671	2,963
	Mobistar SA	33,576	888
			133,292
Denmark (1.2%)
	Novo Nordisk A/S Class B	462,091	74,080
*	Danske Bank A/S	740,240	11,580
	Carlsberg A/S Class B	121,522	10,490
	AP Moeller - Maersk A/S Class B	1,498	10,455
	Novozymes A/S	276,057	7,627
	Coloplast A/S Class B	25,752	5,649
	DSV A/S	215,317	4,843
	AP Moeller - Maersk A/S Class A	622	4,121
	TDC A/S	561,905	3,874
*	William Demant Holding A/S	29,994	2,580
	Tryg A/S	27,684	1,808
			137,107
Finland (0.8%)
	Sampo Oyj	475,480	14,908
	Kone Oyj Class B	176,737	12,674
^	Nokia Oyj	4,252,572	11,433
	Fortum Oyj	504,994	9,346
	Wartsila OYJ Abp	190,873	7,730
	UPM-Kymmene Oyj	594,552	6,384
	Nokian Renkaat Oyj	126,760	5,279
	Metso Oyj	144,663	5,088
	Stora Enso Oyj	626,198	3,961
	Elisa Oyj	161,040	3,456
	Orion Oyj Class B	108,633	2,688
	Kesko Oyj Class B	71,741	2,243
	Pohjola Bank plc Class A	155,909	2,127

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Neste Oil Oyj	144,700	1,812
		89,129
France (9.3%)
Total SA	2,413,816	121,585
Sanofi	1,348,913	118,473
BNP Paribas SA	1,096,271	55,302
LVMH Moet Hennessy Louis Vuitton SA	288,262	46,866
Air Liquide SA	354,402	41,838
Danone SA	656,965	40,409
Schneider Electric SA	591,901	37,062
L'Oreal SA	273,784	34,893
GDF Suez	1,455,445	33,406
AXA SA	2,007,111	31,991
Vivendi SA	1,463,307	29,986
Pernod-Ricard SA	240,053	25,853
* Societe Generale SA	793,197	25,297
France Telecom SA	2,101,778	23,493
Unibail-Rodamco SE	104,064	23,439
Vinci SA	521,518	23,117
Cie Generale d'Optique Essilor International SA	227,909	20,552
Cie Generale des Etablissements Michelin	204,188	17,602
European Aeronautic Defence and Space Co. NV	467,695	16,645
Carrefour SA	655,317	15,826
Cie de St-Gobain	447,575	15,766
ArcelorMittal	1,062,369	15,707
PPR	85,761	15,119
Technip SA	113,394	12,790
Lafarge SA	211,993	12,429
Publicis Groupe SA	201,250	10,847
Legrand SA	269,367	10,392
Safran SA	260,640	10,382
Renault SA	218,405	9,793
SES SA	345,406	9,561
Christian Dior SA	62,002	8,908
* Credit Agricole SA	1,136,029	8,575
Sodexo	107,243	8,262
Gemalto NV	89,573	8,090
Alstom SA	234,551	8,018
Dassault Systemes SA	70,211	7,408
Cap Gemini SA	167,331	7,039
Bureau Veritas SA	62,488	6,637
Arkema SA	70,558	6,438
* Cie Generale de Geophysique - Veritas	179,395	5,840
Electricite de France SA	271,771	5,751
Edenred	191,611	5,545
Casino Guichard Perrachon SA	62,570	5,462
Accor SA	167,086	5,221
Bouygues SA	213,747	5,137
SCOR SE	184,836	4,935
Groupe Eurotunnel SA	635,334	4,838
Vallourec SA	116,883	4,808
Eutelsat Communications SA	149,597	4,790
STMicroelectronics NV	722,971	4,258
Klepierre	112,888	4,187
AtoS	61,641	4,139
Iliad SA	25,911	3,993
Zodiac Aerospace	38,763	3,975
Societe BIC SA	32,509	3,967
Veolia Environnement SA	383,306	3,794
Lagardere SCA	134,216	3,675
Thales SA	103,459	3,642
Natixis	1,051,537	3,451
Suez Environnement Co.	319,195	3,389
Wendel SA	37,465	3,303

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Gecina SA	25,070	2,781
^,*	Alcatel-Lucent	2,653,289	2,713
	Remy Cointreau SA	25,472	2,641
	Aeroports de Paris	33,924	2,625
	Fonciere Des Regions	29,773	2,396
	ICADE	26,405	2,377
	CNP Assurances	167,714	2,370
	Rexel SA	121,452	2,200
	Imerys SA	38,045	2,140
^,*	Peugeot SA	260,296	1,670
	JCDecaux SA	74,830	1,584
	Eurazeo	33,763	1,548
			1,100,941
Germany (8.6%)
	Siemens AG	933,557	94,065
	BASF SE	1,042,136	86,446
	Bayer AG	938,281	81,812
	SAP AG	1,045,064	76,210
	Allianz SE	516,596	64,175
	Deutsche Bank AG	1,054,725	48,044
	E.ON AG	2,043,476	46,520
	Daimler AG	947,779	44,399
	Deutsche Telekom AG	3,188,199	36,373
	Linde AG	209,996	35,339
	Volkswagen AG Prior Pfd.	164,188	34,090
	Muenchener Rueckversicherungs AG	203,589	32,758
	Bayerische Motoren Werke AG	375,927	30,054
	RWE AG	554,722	25,387
	Adidas AG	237,163	20,215
	Deutsche Post AG	959,537	19,024
	Fresenius Medical Care AG & Co. KGaA	238,349	16,748
	Henkel AG & Co. KGaA Prior Pfd.	202,081	16,158
	Fresenius SE & Co. KGaA	140,542	16,026
	Deutsche Boerse AG	219,174	11,876
	Porsche Automobil Holding SE Prior Pfd.	173,938	11,594
	ThyssenKrupp AG	438,450	9,991
	Henkel AG & Co. KGaA	147,633	9,559
	Merck KGaA	73,458	9,396
	K&S AG	195,845	9,282
	Continental AG	90,973	9,157
	HeidelbergCement AG	159,016	8,451
	Infineon Technologies AG	1,235,979	8,420
	Beiersdorf AG	113,984	8,292
*	Commerzbank AG	4,111,699	7,899
	Lanxess AG	94,083	7,783
	Brenntag AG	58,390	7,368
	Kabel Deutschland Holding AG	100,098	7,223
	Volkswagen AG	33,361	6,524
	GEA Group AG	197,446	6,178
	MAN SE	47,921	4,843
	Hannover Rueckversicherung AG	68,335	4,814
*	QIAGEN NV	268,032	4,669
	Metro AG	147,195	4,243
	Deutsche Lufthansa AG	260,335	3,983
	Daimler AG	80,693	3,781
	Bayerische Motoren Werke AG Prior Pfd.	59,453	3,294
	Suedzucker AG	75,657	2,933
	Hugo Boss AG	28,150	2,825
	ProSiebenSat.1 Media AG Prior Pfd.	98,744	2,753
	Fraport AG Frankfurt Airport Services Worldwide	42,071	2,469
	United Internet AG	109,188	2,185
	Axel Springer AG	44,664	1,917
	Salzgitter AG	44,049	1,905
	Celesio AG	95,993	1,861

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	RWE AG Prior Pfd.	43,906	1,819
*	Hochtief AG	35,049	1,741
^	Wacker Chemie AG	17,790	1,006
			1,015,877
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	227,728	4,877
	OPAP SA	259,344	1,658
			6,535
Hong Kong (3.1%)
	AIA Group Ltd.	11,617,201	45,812
	Sun Hung Kai Properties Ltd.	1,779,046	24,593
	Hutchison Whampoa Ltd.	2,416,484	23,673
	Cheung Kong Holdings Ltd.	1,578,013	23,259
	Hong Kong Exchanges and Clearing Ltd.	1,164,382	19,111
	CLP Holdings Ltd.	2,046,712	17,439
	Hong Kong & China Gas Co. Ltd.	5,916,919	15,707
	Power Assets Holdings Ltd.	1,574,914	13,383
	Hang Seng Bank Ltd.	868,075	13,305
	BOC Hong Kong Holdings Ltd.	4,200,715	12,880
	Link REIT	2,569,184	12,767
	Wharf Holdings Ltd.	1,719,926	11,727
	Li & Fung Ltd.	6,639,162	11,075
	Sands China Ltd.	2,744,751	10,260
	Swire Pacific Ltd. Class A	772,267	9,134
	Hang Lung Properties Ltd.	2,544,488	8,810
	Henderson Land Development Co. Ltd.	1,077,991	7,434
	New World Development Co. Ltd.	4,173,444	6,421
	MTR Corp. Ltd.	1,635,859	6,381
	Sino Land Co. Ltd.	3,361,874	5,998
	Hang Lung Group Ltd.	992,083	5,864
	Bank of East Asia Ltd.	1,543,400	5,702
^,*	Galaxy Entertainment Group Ltd.	1,657,388	5,661
	Wynn Macau Ltd.	1,764,151	4,970
	SJM Holdings Ltd.	2,194,113	4,755
	Wheelock & Co. Ltd.	1,037,050	4,523
	Kerry Properties Ltd.	816,263	4,047
	Shangri-La Asia Ltd.	1,784,051	3,444
	Cheung Kong Infrastructure Holdings Ltd.	557,074	3,264
	Hysan Development Co. Ltd.	724,406	3,196
	Yue Yuen Industrial Holdings Ltd.	846,939	2,915
	First Pacific Co. Ltd.	2,375,583	2,641
^	ASM Pacific Technology Ltd.	227,488	2,531
	NWS Holdings Ltd.	1,634,182	2,463
	Cathay Pacific Airways Ltd.	1,332,438	2,406
	Hopewell Holdings Ltd.	640,039	2,301
	Wing Hang Bank Ltd.	203,469	2,154
	MGM China Holdings Ltd.	1,072,800	1,928
	PCCW Ltd.	4,515,405	1,819
	Orient Overseas International Ltd.	245,797	1,548
	Lifestyle International Holdings Ltd.	570,241	1,215
*	Foxconn International Holdings Ltd.	2,452,032	851
			369,367
Ireland (0.3%)
	CRH plc	819,387	15,252
	Kerry Group plc Class A	169,755	8,875
*	Elan Corp. plc	568,744	6,190
	WPP plc ADR	19,480	1,259
*	Ryanair Holdings plc ADR	29,012	936
*	Ryanair Holdings plc	65,012	377
			32,889
Israel (0.6%)
	Teva Pharmaceutical Industries Ltd.	1,069,722	43,154
	Israel Chemicals Ltd.	503,533	6,299

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Bank Hapoalim BM	1,199,040	4,717
*	Bank Leumi Le-Israel BM	1,420,306	4,578
*	Mellanox Technologies Ltd.	40,455	3,053
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,169,865	2,644
*	NICE Systems Ltd.	66,312	2,215
	Israel Corp. Ltd.	2,609	1,773
*	Mizrahi Tefahot Bank Ltd.	139,598	1,268
	Delek Group Ltd.	5,317	1,011
			70,712
Italy (2.2%)
	Eni SPA	2,886,412	66,420
	Enel SPA	7,474,186	28,146
	Assicurazioni Generali SPA	1,323,583	21,553
*	UniCredit SPA	4,591,789	20,310
	Intesa Sanpaolo SPA (Registered)	11,423,521	18,402
	Saipem SPA	300,488	13,540
	Fiat Industrial SPA	972,576	10,542
	Tenaris SA	536,480	10,056
	Telecom Italia SPA (Registered)	10,670,597	9,845
	Snam SPA	1,924,596	8,529
	Atlantia SPA	374,172	6,189
	Terna Rete Elettrica Nazionale SPA	1,477,778	5,556
	Telecom Italia SPA (Bearer)	6,813,863	5,456
	Luxottica Group SPA	132,497	5,057
*	Fiat SPA	989,881	4,845
	Prysmian SPA	230,955	4,453
	Unione di Banche Italiane SCPA	973,358	3,834
	Enel Green Power SPA	1,990,620	3,391
	Mediobanca SPA	583,118	3,334
*	Banco Popolare SC	2,007,904	3,204
	Pirelli & C. SPA	271,379	3,153
*	Finmeccanica SPA	464,262	2,302
^,*	Banca Monte dei Paschi di Siena SPA	7,252,059	2,005
	Exor SPA	72,356	1,867
	Mediaset SPA	811,905	1,426
	Intesa Sanpaolo SPA (Bearer)	1,059,385	1,402
	Autogrill SPA	131,009	1,341
			266,158
Japan (19.4%)
	Toyota Motor Corp.	3,129,734	120,674
	Mitsubishi UFJ Financial Group Inc.	14,454,527	65,392
	Honda Motor Co. Ltd.	1,849,813	55,611
	Sumitomo Mitsui Financial Group Inc.	1,524,351	46,580
	Canon Inc.	1,286,535	41,812
	Takeda Pharmaceutical Co. Ltd.	896,260	41,659
	Mizuho Financial Group Inc.	25,929,736	40,572
	FANUC Corp.	217,472	34,647
	Softbank Corp.	1,005,990	31,771
	Mitsubishi Corp.	1,595,963	28,493
	Japan Tobacco Inc.	1,021,867	28,257
	Mitsubishi Estate Co. Ltd.	1,421,430	28,131
	Hitachi Ltd.	5,265,981	27,926
	Mitsui & Co. Ltd.	1,973,189	27,813
	East Japan Railway Co.	385,391	26,452
	Seven & I Holdings Co. Ltd.	854,118	26,340
	Shin-Etsu Chemical Co. Ltd.	465,359	26,276
	NTT DOCOMO Inc.	17,349	25,139
	Astellas Pharma Inc.	503,918	25,064
	KDDI Corp.	305,000	23,692
	Nissan Motor Co. Ltd.	2,818,299	23,570
	Nippon Telegraph & Telephone Corp.	494,970	22,634
	Komatsu Ltd.	1,058,630	22,183
	Tokio Marine Holdings Inc.	820,731	21,725
	Mitsui Fudosan Co. Ltd.	949,062	19,185

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)

Nippon Steel & Sumitomo Metal Corp.	8,620,224	19,028
Sumitomo Corp.	1,276,570	17,403
Denso Corp.	551,504	17,316
Bridgestone Corp.	737,774	17,234
ITOCHU Corp.	1,707,661	17,093
Toshiba Corp.	4,567,345	16,971
Kao Corp.	596,921	16,768
Mitsubishi Electric Corp.	2,192,551	16,389
Nintendo Co. Ltd.	120,527	15,560
Kyocera Corp.	173,694	15,278
Panasonic Corp.	2,504,604	15,192
Nomura Holdings Inc.	4,120,895	14,896
Tokyo Gas Co. Ltd.	2,792,320	14,796
Mitsubishi Heavy Industries Ltd.	3,444,168	14,507
Inpex Corp.	2,489	14,179
Central Japan Railway Co.	163,700	14,087
Keyence Corp.	51,758	13,741
JX Holdings Inc.	2,548,698	13,575
Sony Corp.	1,140,330	13,502
Fast Retailing Co. Ltd.	60,179	13,400
Eisai Co. Ltd.	286,221	12,734
Otsuka Holdings Co. Ltd.	411,650	12,690
Kubota Corp.	1,240,711	12,686
Kirin Holdings Co. Ltd.	986,560	12,384
ORIX Corp.	118,941	12,216
Marubeni Corp.	1,874,744	12,148
Secom Co. Ltd.	238,394	12,142
Daiichi Sankyo Co. Ltd.	764,948	11,708
Sumitomo Realty & Development Co. Ltd.	406,029	11,219
Murata Manufacturing Co. Ltd.	230,262	11,201
Ajinomoto Co. Inc.	732,499	11,184
Dai-ichi Life Insurance Co. Ltd.	9,655	11,132
Sumitomo Mitsui Trust Holdings Inc.	3,539,918	10,743
Asahi Group Holdings Ltd.	439,568	10,032
Hoya Corp.	494,287	10,011
Nikon Corp.	387,351	9,881
MS&AD Insurance Group Holdings	575,700	9,763
Toray Industries Inc.	1,669,433	9,745
SMC Corp.	61,239	9,655
Suzuki Motor Corp.	414,724	9,405
Resona Holdings Inc.	2,144,351	9,279
Sumitomo Electric Industries Ltd.	857,412	9,224
FUJIFILM Holdings Corp.	526,523	8,888
Nidec Corp.	123,760	8,807
Osaka Gas Co. Ltd.	2,132,618	8,790
Tokyo Electron Ltd.	195,151	8,788
Daiwa House Industry Co. Ltd.	576,996	8,750
Nitto Denko Corp.	187,742	8,529
West Japan Railway Co.	192,273	8,394
Daito Trust Construction Co. Ltd.	82,543	8,332
Fujitsu Ltd.	2,119,641	8,155
JGC Corp.	235,388	8,099
Asahi Kasei Corp.	1,436,020	7,900
JFE Holdings Inc.	555,831	7,845
Asahi Glass Co. Ltd.	1,147,407	7,800
Sumitomo Metal Mining Co. Ltd.	592,135	7,798
Oriental Land Co. Ltd.	56,918	7,764
NKSJ Holdings Inc.	425,250	7,752
Chubu Electric Power Co. Inc.	732,620	7,549
Odakyu Electric Railway Co. Ltd.	708,267	7,515
Nippon Building Fund Inc.	698	7,499
Daiwa Securities Group Inc.	1,879,711	7,498
Terumo Corp.	172,928	7,448
Aeon Co. Ltd.	678,841	7,404

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)

Rakuten Inc.	820,922	7,379
Daikin Industries Ltd.	265,157	7,340
^ Kintetsu Corp.	1,837,677	7,202
Hankyu Hanshin Holdings Inc.	1,293,545	7,161
T&D Holdings Inc.	655,009	7,157
Isuzu Motors Ltd.	1,342,979	7,104
Unicharm Corp.	128,708	6,964
Japan Real Estate Investment Corp.	669	6,699
LIXIL Group Corp.	300,932	6,653
Tokyu Corp.	1,286,087	6,542
Kansai Electric Power Co. Inc.	849,206	6,532
Yamato Holdings Co. Ltd.	423,380	6,450
Fuji Heavy Industries Ltd.	665,371	6,414
Aisin Seiki Co. Ltd.	216,540	6,324
Bank of Yokohama Ltd.	1,372,090	6,314
Sekisui House Ltd.	612,913	6,267
Shizuoka Bank Ltd.	601,317	6,150
Tobu Railway Co. Ltd.	1,155,009	6,138
Mitsubishi Chemical Holdings Corp.	1,533,263	6,073
^ Ricoh Co. Ltd.	716,521	5,996
Yahoo Japan Corp.	16,451	5,662
* NEC Corp.	2,951,596	5,661
Ono Pharmaceutical Co. Ltd.	93,352	5,637
Shionogi & Co. Ltd.	337,867	5,609
Shimano Inc.	83,923	5,290
Toyota Industries Corp.	184,520	5,279
Toyota Tsusho Corp.	240,640	5,256
^ TDK Corp.	139,444	5,244
Shiseido Co. Ltd.	407,276	5,154
Chugai Pharmaceutical Co. Ltd.	253,498	5,136
Yakult Honsha Co. Ltd.	109,604	5,106
Chiba Bank Ltd.	863,244	5,042
Makita Corp.	126,898	5,024
Lawson Inc.	68,289	5,019
Keikyu Corp.	531,282	5,004
Keio Corp.	658,017	4,994
Dentsu Inc.	204,917	4,840
Sumitomo Chemical Co. Ltd.	1,692,805	4,757
NTT Data Corp.	1,434	4,674
Omron Corp.	230,485	4,595
Kuraray Co. Ltd.	390,783	4,542
Dai Nippon Printing Co. Ltd.	636,875	4,513
* Olympus Corp.	245,988	4,298
Yamada Denki Co. Ltd.	98,559	4,276
Sega Sammy Holdings Inc.	226,800	4,275
Japan Retail Fund Investment Corp.	2,344	4,273
Sekisui Chemical Co. Ltd.	483,028	3,967
Isetan Mitsukoshi Holdings Ltd.	403,237	3,947
Credit Saison Co. Ltd.	179,026	3,934
Sysmex Corp.	82,041	3,858
Daihatsu Motor Co. Ltd.	217,253	3,802
* Mitsubishi Motors Corp.	4,406,104	3,798
* Tohoku Electric Power Co. Inc.	513,771	3,784
^ Dena Co. Ltd.	120,113	3,749
Benesse Holdings Inc.	77,147	3,716
Mitsubishi Materials Corp.	1,270,922	3,695
Santen Pharmaceutical Co. Ltd.	84,233	3,690
Toppan Printing Co. Ltd.	637,045	3,682
Mitsubishi Tanabe Pharma Corp.	255,411	3,682
Kyushu Electric Power Co. Inc.	484,637	3,675
Hirose Electric Co. Ltd.	34,139	3,654
* Mazda Motor Corp.	3,062,507	3,653
Hisamitsu Pharmaceutical Co. Inc.	70,506	3,646
Chugoku Electric Power Co. Inc.	336,832	3,623

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Konica Minolta Holdings Inc.	544,058	3,620
Joyo Bank Ltd.	737,156	3,567
Rohm Co. Ltd.	109,801	3,546
Nippon Express Co. Ltd.	967,650	3,541
Sony Financial Holdings Inc.	198,140	3,533
Nippon Yusen KK	1,839,350	3,506
JSR Corp.	204,151	3,502
Fukuoka Financial Group Inc.	881,575	3,447
NGK Insulators Ltd.	305,260	3,404
Electric Power Development Co. Ltd.	132,778	3,401
Trend Micro Inc.	119,879	3,360
Kawasaki Heavy Industries Ltd.	1,619,339	3,331
Taisho Pharmaceutical Holdings Co. Ltd.	41,143	3,323
Obayashi Corp.	740,021	3,311
FamilyMart Co. Ltd.	66,942	3,244
Jupiter Telecommunications Co. Ltd.	2,381	3,242
* Japan Airlines Co. Ltd.	68,101	3,242
Taisei Corp.	1,169,738	3,225
Nitori Holdings Co. Ltd.	39,087	3,192
MEIJI Holdings Co. Ltd.	69,713	3,190
Namco Bandai Holdings Inc.	202,382	3,180
IHI Corp.	1,502,531	3,164
Kyowa Hakko Kirin Co. Ltd.	295,467	3,145
Bank of Kyoto Ltd.	362,712	3,118
Yamaha Motor Co. Ltd.	319,232	3,048
Mitsui OSK Lines Ltd.	1,238,266	2,968
TonenGeneral Sekiyu KK	323,492	2,936
Kurita Water Industries Ltd.	128,916	2,927
J Front Retailing Co. Ltd.	551,148	2,866
Mitsubishi UFJ Lease & Finance Co. Ltd.	66,433	2,864
Chiyoda Corp.	177,105	2,861
Keisei Electric Railway Co. Ltd.	310,096	2,843
Toho Gas Co. Ltd.	468,206	2,838
Hamamatsu Photonics KK	81,468	2,825
NSK Ltd.	503,312	2,764
Chugoku Bank Ltd.	199,921	2,751
^ All Nippon Airways Co. Ltd.	1,298,329	2,750
Tokyu Land Corp.	488,103	2,740
Taiheiyo Cement Corp.	1,274,002	2,716
* Tokyo Electric Power Co. Inc.	1,653,117	2,699
Nisshin Seifun Group Inc.	215,856	2,697
Kajima Corp.	967,354	2,679
Oji Holdings Corp.	913,514	2,679
Japan Prime Realty Investment Corp.	887	2,673
Kansai Paint Co. Ltd.	245,525	2,645
USS Co. Ltd.	25,106	2,640
Miraca Holdings Inc.	62,466	2,638
Konami Corp.	114,907	2,638
Ube Industries Ltd.	1,154,731	2,637
Yokogawa Electric Corp.	230,458	2,623
Shimamura Co. Ltd.	25,048	2,611
Brother Industries Ltd.	270,076	2,547
Suzuken Co. Ltd.	80,280	2,534
Kikkoman Corp.	189,480	2,516
* Kobe Steel Ltd.	2,853,226	2,505
Shinsei Bank Ltd.	1,705,367	2,500
Asics Corp.	171,796	2,497
Rinnai Corp.	36,546	2,496
Nissin Foods Holdings Co. Ltd.	65,984	2,495
^ Showa Denko KK	1,628,739	2,491
Toyo Suisan Kaisha Ltd.	99,725	2,485
Sankyo Co. Ltd.	54,832	2,484
Suruga Bank Ltd.	204,911	2,461
^ Sharp Corp.	1,121,487	2,419

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Hachijuni Bank Ltd.	468,297	2,419
Nomura Research Institute Ltd.	113,645	2,416
Nippon Meat Packers Inc.	194,221	2,410
Teijin Ltd.	1,050,403	2,409
TOTO Ltd.	314,051	2,354
THK Co. Ltd.	137,810	2,291
Hino Motors Ltd.	294,008	2,273
NGK Spark Plug Co. Ltd.	202,682	2,270
Sumitomo Rubber Industries Ltd.	191,880	2,262
Toho Co. Ltd.	129,670	2,262
Iyo Bank Ltd.	291,749	2,256
Sumitomo Heavy Industries Ltd.	621,387	2,228
Shimizu Corp.	665,702	2,227
Stanley Electric Co. Ltd.	161,622	2,224
Hulic Co. Ltd.	273,300	2,175
Advantest Corp.	171,722	2,172
Tsumura & Co.	67,415	2,156
Nippon Electric Glass Co. Ltd.	423,414	2,155
Idemitsu Kosan Co. Ltd.	24,989	2,151
Mitsubishi Gas Chemical Co. Inc.	434,808	2,148
Nabtesco Corp.	114,979	2,146
Kamigumi Co. Ltd.	265,438	2,141
Japan Steel Works Ltd.	358,473	2,125
Alfresa Holdings Corp.	46,784	2,115
Aeon Mall Co. Ltd.	81,514	2,114
Air Water Inc.	167,539	2,099
MediPal Holdings Corp.	164,643	2,097
McDonald's Holdings Co. Japan Ltd.	75,184	2,089
Gunma Bank Ltd.	430,630	2,078
Dainippon Sumitomo Pharma Co. Ltd.	179,770	2,068
Amada Co. Ltd.	404,915	2,056
Shikoku Electric Power Co. Inc.	191,550	2,048
Mitsui Chemicals Inc.	975,254	2,016
^ Hitachi Construction Machinery Co. Ltd.	121,606	1,999
Daicel Corp.	332,745	1,998
Yamaguchi Financial Group Inc.	240,269	1,991
Takashimaya Co. Ltd.	300,556	1,977
Nomura Real Estate Office Fund Inc. Class A	309	1,944
^ Casio Computer Co. Ltd.	252,445	1,932
Nomura Real Estate Holdings Inc.	107,474	1,929
Oracle Corp. Japan	42,894	1,908
JTEKT Corp.	251,203	1,886
Hokuriku Electric Power Co.	188,880	1,876
NOK Corp.	116,614	1,871
Aozora Bank Ltd.	653,472	1,843
Marui Group Co. Ltd.	256,083	1,842
^ Gree Inc.	105,166	1,833
Toyo Seikan Kaisha Ltd.	171,195	1,820
Shimadzu Corp.	268,111	1,806
SBI Holdings Inc.	256,700	1,798
Mitsubishi Logistics Corp.	137,734	1,776
Yaskawa Electric Corp.	246,313	1,765
Hitachi Metals Ltd.	187,972	1,761
Sojitz Corp.	1,412,395	1,753
Ibiden Co. Ltd.	138,104	1,742
Nishi-Nippon City Bank Ltd.	760,096	1,733
Seven Bank Ltd.	605,817	1,732
Hokkaido Electric Power Co. Inc.	206,290	1,699
Hitachi Chemical Co. Ltd.	119,819	1,690
Denki Kagaku Kogyo KK	544,587	1,682
^ Sanrio Co. Ltd.	50,610	1,666
Yamaha Corp.	178,205	1,601
Hakuhodo DY Holdings Inc.	26,317	1,577
Hitachi High-Technologies Corp.	71,232	1,561

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Kaneka Corp.	317,558	1,549
^	Aeon Credit Service Co. Ltd.	72,855	1,548
^	GS Yuasa Corp.	396,475	1,546
	Yamazaki Baking Co. Ltd.	125,925	1,513
	Taiyo Nippon Sanso Corp.	275,390	1,511
	Citizen Holdings Co. Ltd.	295,861	1,502
	NHK Spring Co. Ltd.	178,045	1,487
*	Nexon Co. Ltd.	120,954	1,475
	Itochu Techno-Solutions Corp.	28,385	1,469
	Toyoda Gosei Co. Ltd.	74,134	1,460
	Otsuka Corp.	17,745	1,447
*	Furukawa Electric Co. Ltd.	717,400	1,431
	Daido Steel Co. Ltd.	319,450	1,385
	Koito Manufacturing Co. Ltd.	108,433	1,347
	Yamato Kogyo Co. Ltd.	46,728	1,313
	ABC-Mart Inc.	29,824	1,308
^	Nippon Paper Group Inc.	111,396	1,274
	Fuji Electric Co. Ltd.	625,443	1,269
^,*	Kawasaki Kisen Kaisha Ltd.	997,055	1,264
	Ushio Inc.	119,673	1,263
	Japan Petroleum Exploration Co.	32,753	1,233
	Showa Shell Sekiyu KK	217,019	1,208
	Mabuchi Motor Co. Ltd.	26,683	1,131
	Tosoh Corp.	577,488	1,130
	Maruichi Steel Tube Ltd.	54,274	1,129
	Cosmo Oil Co. Ltd.	630,104	1,121
	NTT Urban Development Corp.	1,307	1,077
	Coca-Cola West Co. Ltd.	69,750	1,069
	Square Enix Holdings Co. Ltd.	73,378	1,034
	NTN Corp.	521,459	935
	Kinden Corp.	148,563	930
*	Sumco Corp.	131,337	901
^	Seiko Epson Corp.	148,538	826
^	Toyota Boshoku Corp.	72,213	685
*	Nisshin Steel Holdings Co. Ltd.	77,916	516
			2,299,620
Netherlands (2.5%)
	Unilever NV	1,848,299	67,934
*	ING Groep NV	4,347,134	38,682
	Koninklijke Philips Electronics NV	1,180,191	29,559
	ASML Holding NV	467,388	25,694
	Heineken NV	261,340	16,128
	Koninklijke Ahold NV	1,186,686	15,112
	Akzo Nobel NV	266,291	14,494
	Aegon NV	1,951,479	10,914
	Reed Elsevier NV	778,388	10,449
	Koninklijke DSM NV	175,345	9,017
*	DE Master Blenders 1753 NV	672,865	8,253
	Koninklijke KPN NV	1,133,130	7,143
	Wolters Kluwer NV	341,368	6,604
	Heineken Holding NV	113,989	5,792
	Koninklijke Vopak NV	79,509	5,535
	Fugro NV	78,278	5,297
	Randstad Holding NV	137,106	4,483
	TNT Express NV	370,216	3,901
	Corio NV	73,552	3,277
	Koninklijke Boskalis Westminster NV	82,361	3,141
	Delta Lloyd NV	158,192	2,631
*	SBM Offshore NV	195,818	2,563
	ASML Holding NV	8,519	468
	Aegon NV	860	5
			297,076
New Zealand (0.1%)
	Fletcher Building Ltd.	780,387	4,514

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Telecom Corp. of New Zealand Ltd.	2,146,775	4,244
Auckland International Airport Ltd.	1,045,544	2,306
SKYCITY Entertainment Group Ltd.	651,142	2,077
Contact Energy Ltd.	417,820	1,902
		15,043
Norway (1.0%)
Statoil ASA	1,266,982	31,205
Seadrill Ltd.	399,236	16,177
Telenor ASA	820,985	16,147
DNB ASA	1,109,005	13,864
Yara International ASA	212,460	10,013
Subsea 7 SA	318,238	6,977
Orkla ASA	872,601	6,912
Norsk Hydro ASA	1,054,363	4,747
Aker Solutions ASA	186,821	3,682
Gjensidige Forsikring ASA	227,176	3,317
		113,041
Portugal (0.2%)
EDP - Energias de Portugal SA	2,173,615	5,908
Jerónimo Martins SGPS SA	249,624	4,370
Galp Energia SGPS SA	262,311	4,199
Portugal Telecom SGPS SA	713,832	3,590
* Banco Espirito Santo SA	2,268,010	2,207
		20,274
Singapore (1.9%)
Singapore Telecommunications Ltd.	9,036,041	23,801
DBS Group Holdings Ltd.	2,062,521	23,423
Oversea-Chinese Banking Corp. Ltd.	2,925,809	21,746
United Overseas Bank Ltd.	1,442,133	21,506
Keppel Corp. Ltd.	1,627,299	14,158
Fraser and Neave Ltd.	1,052,320	7,884
CapitaLand Ltd.	2,915,814	7,765
^ Genting Singapore plc	6,942,951	7,542
Singapore Press Holdings Ltd.	1,822,823	6,027
Wilmar International Ltd.	2,172,802	5,485
Singapore Exchange Ltd.	971,341	5,339
Singapore Airlines Ltd.	613,342	5,316
City Developments Ltd.	568,080	5,304
Singapore Technologies Engineering Ltd.	1,735,164	4,994
SembCorp Industries Ltd.	1,114,994	4,948
Global Logistic Properties Ltd.	2,344,670	4,919
Jardine Cycle & Carriage Ltd.	120,683	4,856
Noble Group Ltd.	4,367,927	4,664
Hutchison Port Holdings Trust	5,921,071	4,597
CapitaMall Trust	2,642,001	4,546
Ascendas REIT	2,157,009	4,162
Golden Agri-Resources Ltd.	7,582,102	3,872
SembCorp Marine Ltd.	949,376	3,647
ComfortDelGro Corp. Ltd.	2,148,352	2,971
^ Olam International Ltd.	1,812,704	2,912
UOL Group Ltd.	528,847	2,447
Keppel Land Ltd.	854,662	2,367
CapitaMalls Asia Ltd.	1,536,812	2,319
StarHub Ltd.	680,323	2,047
Yangzijiang Shipbuilding Holdings Ltd.	2,152,154	1,587
^,* Neptune Orient Lines Ltd.	1,040,799	985
^ Cosco Corp. Singapore Ltd.	1,124,182	807
		218,943
Spain (2.9%)
* Banco Santander SA	11,172,258	84,119
Telefonica SA	4,509,529	59,521
Banco Bilbao Vizcaya Argentaria SA	6,106,802	51,029
Inditex SA	247,687	31,628

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Iberdrola SA	4,410,283	22,841
Repsol SA	925,855	18,555
Amadeus IT Holding SA	356,316	8,827
* Banco de Sabadell SA	3,176,814	7,747
Ferrovial SA	456,167	6,455
Abertis Infraestructuras SA	414,591	6,262
Gas Natural SDG SA	392,456	6,097
* Grifols SA	168,664	5,858
Red Electrica Corp. SA	122,362	5,741
Distribuidora Internacional de Alimentacion SA	694,111	4,205
Enagas SA	202,957	4,037
CaixaBank	929,299	3,529
ACS Actividades de Construccion y Servicios SA	160,406	3,428
* International Consolidated Airlines Group SA	1,055,448	2,778
Mapfre SA	880,385	2,442
Banco Popular Espanol SA	1,513,134	2,366
Zardoya Otis SA	173,907	2,151
* Bankia SA	1,148,025	1,733
Acciona SA	25,373	1,560
^ Acerinox SA	111,819	1,167
Telefonica SA ADR	65,067	855
		344,931
Sweden (3.1%)
Hennes & Mauritz AB Class B	1,077,623	36,538
Telefonaktiebolaget LM Ericsson Class B	3,419,207	30,291
Nordea Bank AB	2,989,219	27,171
Volvo AB Class B	1,577,489	21,287
Svenska Handelsbanken AB Class A	559,669	19,206
Atlas Copco AB Class A	761,552	18,727
Swedbank AB Class A	932,046	17,312
TeliaSonera AB	2,455,572	16,144
Sandvik AB	1,138,537	15,821
Skandinaviska Enskilda Banken AB Class A	1,600,994	13,285
Svenska Cellulosa AB Class B	657,465	12,818
Assa Abloy AB Class B	376,533	12,544
Investor AB Class B	517,339	11,420
SKF AB	445,533	10,055
Atlas Copco AB Class B	443,619	9,728
Swedish Match AB	234,202	7,985
Electrolux AB Class B	273,966	7,023
Getinge AB	227,929	7,014
Scania AB Class B	361,836	6,904
Skanska AB Class B	429,611	6,730
Alfa Laval AB	382,096	6,647
Hexagon AB Class B	267,746	6,185
Millicom International Cellular SA	71,555	6,178
* Lundin Petroleum AB	251,627	6,038
Tele2 AB	359,358	5,999
Elekta AB Class B	414,908	5,906
Boliden AB	309,531	5,424
Investment AB Kinnevik	233,053	4,460
Husqvarna AB	461,637	2,681
Securitas AB Class B	357,896	2,606
Industrivarden AB	135,270	1,911
Ratos AB	214,883	1,845
Holmen AB	59,577	1,756
Modern Times Group AB Class B	51,228	1,563
SSAB AB Class A	175,561	1,258
		368,460
Switzerland (8.7%)
Nestle SA	3,744,320	237,720
Novartis AG	2,609,971	157,383
Roche Holding AG	797,155	153,552
UBS AG	4,106,787	61,617

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
ABB Ltd.	2,495,199	45,063
Syngenta AG	107,367	41,861
Zurich Insurance Group AG	167,239	41,228
Cie Financiere Richemont SA	592,477	38,451
Credit Suisse Group AG	1,387,592	32,269
Swiss Re AG	399,192	27,623
Transocean Ltd.	397,431	18,180
Holcim Ltd.	259,646	17,720
Swatch Group AG (Bearer)	34,994	14,485
SGS SA	6,215	13,175
Swisscom AG	26,480	11,023
Givaudan SA	9,447	9,450
Julius Baer Group Ltd.	259,240	8,996
Geberit AG	43,032	8,888
Adecco SA	149,809	7,265
Schindler Holding AG	54,966	7,254
Kuehne & Nagel International AG	61,061	7,143
Actelion Ltd.	125,393	6,052
Sonova Holding AG	55,557	5,594
Sika AG	2,440	5,084
Swiss Prime Site AG	55,464	4,640
Baloise Holding AG	53,873	4,497
Swiss Life Holding AG	34,558	4,364
Lindt & Spruengli AG Regular	119	4,332
Sulzer AG	27,239	3,950
Swatch Group AG (Registered)	49,392	3,593
Aryzta AG	69,611	3,478
Lindt & Spruengli AG	1,020	3,223
Partners Group Holding AG	15,206	3,219
Schindler Holding AG (Registered)	24,463	3,169
Lonza Group AG	60,341	3,060
GAM Holding AG	212,843	2,977
Pargesa Holding SA	30,501	2,054
Barry Callebaut AG	2,029	1,938
Banque Cantonale Vaudoise	3,402	1,804
Aryzta AG	29,167	1,420
Straumann Holding AG	9,904	1,220
UBS AG	24,848	373
		1,030,387
United Kingdom (23.0%)
HSBC Holdings plc	20,606,972	203,172
BP plc	21,588,477	154,178
Vodafone Group plc	53,435,453	145,112
GlaxoSmithKline plc	5,691,547	127,534
British American Tobacco plc	2,219,116	110,068
Royal Dutch Shell plc Class B	3,000,147	106,123
Royal Dutch Shell plc Class A	2,908,718	99,807
Diageo plc	2,842,617	81,267
BHP Billiton plc	2,396,421	76,809
Rio Tinto plc	1,520,878	75,978
BG Group plc	3,854,170	71,560
AstraZeneca plc	1,433,498	66,479
Standard Chartered plc	2,713,924	64,257
Unilever plc	1,456,242	54,323
Barclays plc	13,186,618	48,761
Anglo American plc London Shares	1,577,339	48,605
TESCO plc	9,123,464	47,209
SABMiller plc	1,084,299	46,536
National Grid plc	4,050,518	46,195
Reckitt Benckiser Group plc	738,364	44,734
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,284,961	44,050
Imperial Tobacco Group plc	1,129,713	42,725
Prudential plc	2,896,096	39,774
Xstrata plc	2,385,683	37,793

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Lloyds Banking Group plc	47,917,515	31,554
Centrica plc	5,885,909	30,815
BT Group plc	8,862,216	30,456
Rolls-Royce Holdings plc	2,125,819	29,378
SSE plc	1,070,846	25,046
Glencore International plc	4,315,815	23,950
Compass Group plc	2,128,680	23,390
Tullow Oil plc	1,027,560	23,345
Experian plc	1,143,933	19,791
Pearson plc	925,279	18,605
BAE Systems plc	3,682,760	18,588
Shire plc	637,828	17,936
Aviva plc	3,308,992	17,721
WPP plc	1,331,477	17,210
ARM Holdings plc	1,562,371	16,836
Old Mutual plc	5,521,535	15,369
Legal & General Group plc	6,665,168	14,448
British Sky Broadcasting Group plc	1,241,360	14,207
Wolseley plc	323,931	14,200
Reed Elsevier plc	1,381,904	13,536
Standard Life plc	2,676,835	12,640
Kingfisher plc	2,690,491	12,597
Randgold Resources Ltd.	99,026	11,837
Marks & Spencer Group plc	1,825,090	11,616
Land Securities Group plc	885,061	11,502
WM Morrison Supermarkets plc	2,655,984	11,500
Next plc	188,103	10,844
Smith & Nephew plc	1,018,602	10,772
Aggreko plc	304,663	10,596
* Royal Bank of Scotland Group plc	2,368,165	10,574
Burberry Group plc	498,820	9,412
Antofagasta plc	448,305	9,120
Associated British Foods plc	405,119	9,066
Capita plc	743,663	8,689
Johnson Matthey plc	233,086	8,482
United Utilities Group plc	775,301	8,477
Intertek Group plc	182,893	8,337
Carnival plc	206,159	8,212
British Land Co. plc	956,338	8,169
J Sainsbury plc	1,386,115	7,947
Whitbread plc	202,560	7,698
* InterContinental Hotels Group plc	309,493	7,657
Smiths Group plc	446,904	7,636
Petrofac Ltd.	293,325	7,615
RSA Insurance Group plc	4,015,809	7,289
Sage Group plc	1,437,684	7,221
Rexam plc	991,944	7,162
Severn Trent plc	270,051	7,004
Vodafone Group plc ADR	255,762	6,962
Weir Group plc	240,674	6,783
G4S plc	1,595,114	6,713
Babcock International Group plc	406,108	6,420
Fresnillo plc	202,741	6,294
AMEC plc	365,898	6,278
Bunzl plc	374,572	6,205
Tate & Lyle plc	527,657	6,185
Hammerson plc	805,936	6,146
GKN plc	1,757,986	5,913
ITV plc	4,180,622	5,853
IMI plc	363,319	5,610
Resolution Ltd.	1,574,161	5,550
Meggitt plc	888,738	5,543
Croda International plc	153,026	5,448
Melrose plc	1,362,205	5,306

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

					Market
					Value
				Shares	($000)
	Serco Group plc			563,671	5,160
	Aberdeen Asset Management plc			972,803	5,102
	Inmarsat plc			507,821	4,652
	Cobham plc			1,223,550	4,254
	Admiral Group plc			230,449	4,130
	Balfour Beatty plc			781,156	3,982
	3i Group plc			1,103,183	3,846
	Investec plc			612,242	3,610
	Capital Shopping Centres Group plc			636,135	3,424
	Invensys plc			924,858	3,410
	ICAP plc			625,576	3,291
	Segro plc			845,181	3,241
	Schroders plc (Voting Shares)			128,697	3,176
	London Stock Exchange Group plc			200,757	3,168
	Kazakhmys plc			237,436	2,724
	Man Group plc			2,073,859	2,635
	Vedanta Resources plc			120,000	2,205
	TUI Travel plc			506,459	2,055
	Eurasian Natural Resources Corp. plc			297,106	1,575
^	Lonmin plc			181,082	1,503
	Evraz plc			379,665	1,449

					2,724,902
Total Common Stocks (Cost $10,899,510)					11,752,454
		Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
2,3	Vanguard Market Liquidity Fund	0.167%		113,623,978	113,624

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5,6	Fannie Mae Discount Notes	0.120%	12/26/12	2,000	1,999
5,7	Federal Home Loan Bank Discount Notes	0.125%	11/14/12	1,200	1,200
5,7	Federal Home Loan Bank Discount Notes	0.140%	11/28/12	400	400
4,5	Freddie Mac Discount Notes	0.130%	11/26/12	100	100
	United States Treasury Note/Bond	0.625%	12/31/12	1,000	1,001

					4,700
Total Temporary Cash Investments (Cost $118,324)					118,324
Total Investments (100.4%) (Cost $11,017,834)					11,870,778
Other Assets and Liabilities—Net (-0.4%)[3]					(42,744)
Net Assets (100%)					11,828,034

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $79,063,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $83,969,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $3,300,000 have been segregated as initial margin for open futures contracts.

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2012

6 Securities with a value of $200,000 have been segregated as collateral for open forward currency contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

17

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard Developed Markets Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Developed Markets Index Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) as of October 31, 2012 and for the period then ended and have issued our unqualified report thereon dated December 14, 2012. Our audit included an audit of the Fund’s schedule of investments as of October 31, 2012. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

18

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA2270 122012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2012: $170,000
Fiscal Year Ended October 31, 2011: $161,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2012: $4,809,780
Fiscal Year Ended October 31, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2012: $1,812,565
Fiscal Year Ended October 31, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The
Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the
Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2012: $490,518
Fiscal Year Ended October 31, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the
Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2012: $16,000
Fiscal Year Ended October 31, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2012: $506,518
Fiscal Year Ended October 31, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 19, 2012

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 19, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.